As filed with the Securities and Exchange Commission on April 28, 2026
Registration File Nos. 333‑134820 and 811‑21907

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933
Pre‑Effective Amendment No.	☐
Post-Effective Amendment No. 26	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 27	☒
(Check appropriate box or boxes.)

TIAA Separate Account VA‑3
(Exact Name of Registrant)

Teachers Insurance and Annuity Association of America
(Name of Insurance Company)
730 Third Avenue
New York, New York 10017
(Address of Insurance Company’s Principal Executive Offices)
Insurance Company’s Telephone Number, Including Area Code: (212) 490‑9000

Name and Address of Agent for Service:	Copy to:

Judy Bartlett, Esquire Teachers Insurance and Annuity Association of America 730 Third Avenue	Harry Eisenstein, Esquire Carlton Fields, P.A. 1625 Eye Street, N.W., Suite 800 Washington, D.C. 20006
New York, New York 10017

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2026, pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title & Securities Being Registered:	Interests in a separate account funding variable annuity contracts.

PROSPECTUS
MAY 1, 2026
TIAA Access
Individual and group variable annuity contracts funded through TIAA Separate Account VA‑3 of Teachers Insurance and Annuity Association of America (“TIAA”)
Levels 1, 2, 3, 4
This prospectus describes TIAA Access individual and group variable annuity contracts (herein referred to as “Contract” or “Contracts”) funded through the TIAA Separate Account VA‑3 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the accompanying prospectuses for the funds available under your Contract as investment options and keep them for future reference.
The contract is a complex investment vehicle and involves risks, including potential loss of principal. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in taxes and tax penalties. The issuer’s obligations under the contract are subject to its financial strength and claims-paying ability.
You or Your Employer can purchase these Contracts in connection with tax‑qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f).
Subject to the terms of the Contract, if you are a new investor in the Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contracts, you may cancel your Contract at a minimum of 10 days from receiving it or in accordance with the terms of your Contract without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the Premiums you paid with your application or your total Contract value. You should review this prospectus, or consult with your financial professional, for additional information about the specific cancellation terms that apply.
Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s (“SEC”) staff and is available at www.Investor.gov.
The SEC has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus describes the TIAA Access variable annuity. It does not constitute an offering in any jurisdiction where such an offering cannot lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation in connection with this offering other than those contained in this prospectus. If anyone does offer you such information or representations, you should not rely on them.

Special terms
The terms and phrases below are defined so you will know how they are used in this prospectus. To understand some definitions, you may have to refer to other defined terms.
Accumulation. The total value of your accumulation units under the Contract.
Accumulation Period. The period during which Investment Account accumulations are held under a contract prior to their being annuitized or otherwise paid out. Sometimes referred to herein as the “accumulation phase.”
Accumulation Unit. A share of participation in an Investment Account for someone in the accumulation period. An Investment Account has its own accumulation unit value, which changes each Valuation Day.
Annuitant. The natural person whose life is used in determining the annuity payments to be received. You are the annuitant under the Contract.
Annuity Partner. The person you name, if you choose to receive income under a two‑life annuity, to receive an income for life if he or she survives you. In some Contracts, this person is referred to as the second annuitant.
Annuity Unit. A measure used to calculate the amount of annuity payments. Each Investment Account from which you can annuitize has its own annuity unit value.
Beneficiary. Any person or institution you name, in a form satisfactory to us, to receive benefits if you die during the accumulation period or if you (and your annuity partner, if you have one) die before the end of any guaranteed period.
Business Day. Any day the New York Stock Exchange (“NYSE”) or its affiliated exchanges NYSE Arca Equities or NYSE American (collectively with NYSE, the “NYSE Exchanges”) is open for trading. A Business Day generally ends at 4 p.m. Eastern Time or when trading closes on the NYSE Exchanges, if earlier. A Business Day may end early only as of the latest closing time of the regular (or core) trading session of any of the NYSE Exchanges.
Calendar Day. Any day of the year. Calendar days end at the same time as a Business Day.
Commuted Value. The present value of annuity payments due under an income option or method of payment not based on life contingencies.
Companion CREF Certificate. A companion certificate that was issued to you when you received your Contract, or if not then, on the later date that you first participated in CREF, if applicable.
Contract(s). The individual and group variable annuity contracts, including your certificate and any endorsements under the Contract.

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CREF. The College Retirement Equities Fund, a companion organization to TIAA is a variable annuity, which is described in a separate prospectus that you may obtain by calling 877‑518‑9161 or by visiting our website at: www.tiaa.org/public/prospectuses.
CREF Account(s). Accounts that are available as investment options under a CREF variable annuity contract. Each CREF Account has its own investment objective and risks.
Employer. Your employer is the organization that may remit premiums you paid under the Contract.
Fund(s) or Underlying Fund(s). An investment company that is registered with the SEC in which an Investment Account invests. The Funds available under the Contract, subject to your employer’s plan, are listed in “Appendix A—Funds Available under the Contract” in this prospectus.
Good Order. Actual receipt of an order along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your complete application (or complete request for redemptions, transfers, or withdrawals of payment of death or other benefits) and any other information or supporting documentation we may require. With respect to purchase requests, “good order” also generally includes receipt of sufficient funds by us to effect the transaction. We may, in our sole discretion, determine whether any particular transaction request is in good order and reserve the right to change or waive any good order requirement at any time either in general or with respect to a particular plan, contract or transaction. In addition, it is also possible that if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests are not in good order, the transaction may be cancelled.
Guaranteed Period. The period during which annuity payments remaining due after your death and the death of your annuity partner, if any, will continue to be paid to the payee named to receive them.
Income Change Method. How you choose to have your annuity payments revalued. Under the annual income change method, your annuity payments are revalued once each year. Under the monthly income change method, your annuity payments are revalued every month.
Income Option. Any of the ways you can elect to receive your annuity income. It is also referred to as an “annuity option.”
Investment Account. This term describes a subaccount of the separate account, which invests its assets exclusively in a corresponding fund. This term does not include the TIAA Real Estate Account, the TIAA Traditional Annuity, and the CREF accounts. Not all Investment Accounts listed in this prospectus are available to you as an investment option and are subject to your employer’s plan.

TIAA Access ∎ Prospectus	5

NYSE. The New York Stock Exchange.
Participant. Any person who owns a TIAA Contract entitling them to participate in TIAA Access. Sometimes an employer can be a participant.
Premiums. Monies remitted under a Contract to purchase accumulation units.
Separate Account. The TIAA Separate Account VA‑3 of Teachers Insurance and Annuity Association of America (“TIAA Access Account”) is designated as “VA‑3” and was established by TIAA in accordance with New York law to provide benefits under your Contract and other Contracts. The assets and liabilities of TIAA Separate Account VA‑3 are segregated from the assets and liabilities of the general account, and from the assets and liabilities of any other TIAA separate accounts.
TC Services. TIAA-CREF Individual & Institutional Services, LLC.
Teachers Insurance and Annuity Association of America. Referred to as TIAA throughout this prospectus. The terms “TIAA,” “we,” “us,” and “our” are used interchangeably and all refer to Teachers Insurance and Annuity Association of America.
TIAA Real Estate Account. The assets and liabilities of the TIAA Real Estate Account are segregated from the assets and liabilities of the general account and any other TIAA separate account. The TIAA Real Estate Account is described in a separate prospectus that you may obtain by calling 877‑518‑9161 or by visiting our website at: www.tiaa.org/public/prospectuses.
TIAA Traditional Annuity. A fixed annuity offered by TIAA. Subject to certain restrictions, you may transfer accumulation units under this Contract to the TIAA Traditional Annuity.
You or Your. This means any contract owner or any prospective contract owner. In certain instances, in accordance with the terms of your employer plan, your employer may exercise or limit certain rights under your Contract or certificate.
Valuation Day. Any Business Day as well as the last day of each calendar month.

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Overview of the Contract
Purpose of the Contract
The Contract is a tax‑deferred variable annuity contract. It is designed for retirement planning purposes and to help you accumulate assets through investments in the underlying Investment Accounts. You make investments in the Contract’s Investment Accounts during the Accumulation Period. The value of your investments or Accumulation is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use your Accumulation to calculate the payments that we make during the annuity period. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your Accumulation may be for setting your annuity payouts. The Contract includes a standard death benefit to help financially protect your designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. Any withdrawals made during the accumulation phase will reduce the Accumulation in your Contract. Because withdrawals will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty on early withdrawals if taken before age 59 1⁄2, the Contract is not intended for individuals who may need to access invested funds within a short-term timeframe or on a frequent basis. In addition, the Contract is not intended for individuals who intend to engage in frequent transfers of the Investment Accounts.
Your financial goal in acquiring the Contract should be consistent with a long-term insurance product for retirement income or other long-term investment purposes offering the prospect of investment growth through payment of Premiums.
Phases of the Contract
The Contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity phase (for income).
Accumulation phase
During the accumulation phase, earnings accumulate on a tax‑deferred basis and are taxed as income when you make a withdrawal. Premium payments made during the accumulation phase are subject to your employer’s plan and IRC limits and may continue until the annuity starting date.
To accumulate value during the accumulation phase, you may allocate your Premiums and earnings in the Investment Accounts of the Separate Account that are available under your employer’s plan, which, in turn, invest in one or more of the Underlying Funds that have different investment strategies, objectives and risk profiles. You may allocate all or part of your Premiums and Contract value to the Investment Accounts, the TIAA Traditional Annuity and the TIAA Real Estate Account. Amounts that you allocate to Investment Accounts will increase or decrease in dollar value depending in part on the investment performance of each Underlying Fund in which such Separate Account invests.

TIAA Access ∎ Prospectus	7

You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should consider the investment objectives, risks, and charges and expenses of each Underlying Fund carefully before making an investment decision. Additional information about each Underlying Fund is provided in “Appendix A—Funds available under the Contract.”
Annuity phase
You enter the income phase when you annuitize your Contract. The annuity phase, also referred to as the annuity period, occurs after the annuity starting date and when you or a second Annuitant begin receiving regular annuity payments from your Contract. During the annuity phase, you will receive a stream of fixed income payments for the annuity payout period of time you elect. Subject to the provisions under your Contract and your employer’s plan, you can elect any one of the following payment income options to receive annuity payments: (1) one‑life annuity with or without a Guaranteed Period; (2) annuity for a fixed period; (3) two‑life annuities; (4) a minimum distribution; and (5) lump‑sum payments.
Please note that when you annuitize, your Accumulation will be converted to income payments. If you elect partial annuitization, you may apply a portion of your Accumulation to one of the income options that we offer, while the remainder of your Accumulation can remain invested in your Investment Accounts. If you annuitize your entire Accumulation, generally, you will no longer be able to make withdrawals from your Contract and all accumulation phase benefits terminate, including the death benefit.
Subject to the provisions of your employer’s plan, you may elect an Income Test Drive, an optional feature that provides variable payments to you for a 2 year period by taking withdrawals from your Contract. (See “Income Test Drive,” below.)
Contract features
The Contract provides for the Accumulation of retirement savings and income. The Contract offers income, death benefit protection and various payout options.
Accessing Your Money. Before your Contract is annuitized, you can take withdrawals from your Contract. Withdrawals will reduce your account value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if you take a withdrawal before age 59 1⁄2.
Internal Transfers. Subject to the provisions under your Contract, you may transfer Accumulation Units, generally not less than $1,000, from one Investment Account to another Investment Account or to your companion TIAA contract, either the TIAA Traditional Annuity or the TIAA Real Estate Account. Internal transfers may be restricted to not more than one transfer in a calendar quarter and may be subject to a redemption charge by the Underlying Funds.

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Tax Treatment. You can transfer money between Investment Accounts without tax implications, and earnings (if any) on your investments are generally tax‑deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receipt of an income payment from the Contract; or (4) payment of a death benefit.
Death Benefits. The Contract includes a standard death benefit, which will pay a death benefit to your designated Beneficiary at the time of your death.
Loans. To the extent your employer’s plan provides and in accordance with certain other conditions, you may request a loan from your available Investment Account Accumulation. The loan must be requested before your annuity starting date. The loan will be issued in accordance with the terms of a loan agreement and the loan agreement will describe the terms, conditions and any fees or charges for the loan.
Additional benefits
Systematic Withdrawals. Subject to the provisions under your Contract, you may have withdrawals redeemed from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals are generally subject to a minimum amount of $100 and may be scheduled to be paid semi-monthly, monthly, quarterly, semi-annually or annually. Systematic withdrawals may be subject to a redemption charge, which may be imposed by the Underlying Funds and not by TIAA or the Separate Account. Withdrawals will lower your Accumulation, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.
Systematic Transfers. Subject to the provisions under your Contract, systematic transfers are generally subject to a minimum amount of $100. Systematic transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually. Systematic transfers may be subject to a redemption charge, which may be imposed by the Underlying Funds and not by TIAA or the Separate Account.
Systematic Withdrawals to Pay Advisory Fees. Subject to the provisions under your Contract, you may authorize a series of systematic withdrawals to pay the fees of your financial advisor. Withdrawals will lower your Accumulation.

TIAA Access ∎ Prospectus	9

Important information you should consider about the Contract

Location in Prospectus

FEES, EXPENSES AND ADJUSTMENTS

Are There Charges for Early Withdrawals?	No, the Contract does not impose a withdrawal charge, but the Underlying Funds may impose a fee in connection with a withdrawal from an Investment Account.	Withdrawals and surrenders

Are There Transaction Charges?	No, the Contract does not impose a transfer charge but the Underlying Funds may impose transfer fees. Further, loan fees may apply if your employer’s plan provides for loans and you request one.	Transfers and access to your money Loans

Are there Ongoing Fees and Expenses (annual charges)?	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum

Base Contract (varies by Contract Levels 1–4)[1]	0.10%²	0.75%²	What are the charges and expenses of the Contract?

Investment Options (Underlying Fund fees and expenses)	0.02%³	1.10%³	Appendix A—Funds available under the Contract

Optional benefits available for an additional charge (for a single optional benefit, if elected)[4]	None	None	Transfers and access to your money

¹  A Level 1 Contract will have the lowest minimum Annual Base Contract Fee and a Level 4 Contract will have the highest maximum Annual Base Contract Fee.
²  As a percentage of average Accumulation. The contractual maximum fee is 2.00%.
³  As a percentage of fund assets (after contractual fee waiver/expense reimbursements, if applicable).
[4]  There is no charge for any elected optional benefit under your Contract.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

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Location in Prospectus
Lowest Annual Costs: $119	Highest Annual Cost: $1,707

Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Least expensive combination of Contract Levels[1] and Underlying Fund fees and expenses
●
No optional benefits
●
No sales charges or advisory fees
●
No additional purchase payments, transfers or withdrawals

Assumes:
●
Investment of $100,000
●
5% annual appreciation
●
Most expensive combination of Contract Levels,[2] optional benefits[3] and Underlying Fund fees and expenses
●
No sales charges or advisory fees
●
No additional purchase payments, transfers or withdrawals

[1]  Includes the lowest annual cost of a Contract Level, which is a Level 1 Contract.
[2]  Includes the highest annual cost of a Contract Level, which is a Level 4 Contract.
[3]  There is no charge for any elected optional benefit under your Contract.

RISKS

Is there a Risk of Loss from Poor Performance?	You can lose money by investing in your Contract, including loss of principal.	Principal risks of investing in the Contract

Is This a Short-Term Investment?
●
The Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●
Subject to your employer’s plan, investors may not be able to redeem their Accumulation from their Contract, except under limited circumstances. If redemptions are permitted, those redemptions could result in taxes and tax penalties.

●
The benefits of a tax deferred product, adding Premiums over time to the value of your Contract and income earned over the long-term means the Contract is generally more beneficial to investors with a long-term horizon.

●
If you make a withdrawal, it will reduce the value of your Contract and the amount of money you will receive when you annuitize and may also result in taxes and penalties.
Principal risks of investing in the Contract

What Are the Risks Associated with Investment Options?
●
An investment in the Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that you choose under the Contract (e.g., Underlying Funds).

●
Each investment option (including any fixed account investment option) has its own unique risks.

●
You should review the investment options before making an investment decision.
Principal risks of investing in the Contract

What Are the Risks Related to the Insurance Company?	An investment in the Contract is subject to risks related to TIAA, and any obligations, guarantees or benefits of the Contract are subject to TIAA’s claims-paying ability. More information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.	Principal risks of investing in the Contract

TIAA Access ∎ Prospectus	11

Location in Prospectus
RESTRICTIONS

Are There Restrictions on the Investments Options?
●
Not all of the Underlying Funds listed in this prospectus under “Appendix A—Funds available under the Contract” may be available under your employer’s plan. You may only invest in those Underlying Funds under the terms of your employer’s plan.
The Investment Accounts Appendix A—Funds available under the Contract

● Your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.	The Investment Accounts
● We reserve the right to stop accepting additional purchase payments.

● We have adopted policies and procedures to discourage market timing and frequent transaction activity and to control certain transfer activity.	Market Timing and Excessive Trading Policy

● We reserve the right to limit transfers and exchanges into or out of an Investment Account in circumstances of frequent activity.	Market Timing and Excessive Trading Policy

●
No, TIAA generally does not restrict the amount or frequency of payment of Premiums to your Contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. We reserve the right to limit to $300,000 the total Premiums paid on your Contract and any other TIAA annuity contract on your life in any twelve-month period. In addition, the IRC limits the total annual Premiums you may invest in plans qualified for favorable tax treatment. TIAA will not accept Premiums after your annuity starting date or death.
Premium

Are There Any Restrictions on Contract Benefits?	● To the extent any optional benefits are available under your Contract, they are subject to a minimum dollar amount.	Transfers and access to your money

TAXES

What Are the Contract’s Tax Implications?	● You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract.	Possible Adverse Tax Consequences

●
Generally, you are not taxed until you make a withdrawal from the Contract. Withdrawals on your Contract will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.
Taxation on withdrawals

● Subject to your employer’s plan, premium taxes may apply with respect to the Contract.	Premium Taxes

● If you purchase the Contract through a tax‑qualified plan, you do not get any additional tax benefit.	Tax Deferral

CONFLICTS OF INTEREST

How are Investment Professionals Compensated?	Your TIAA financial professional has an incentive to recommend products or services available through TIAA, including this Contract, that increase his or her compensation (in the form of an additional cash benefit, e.g., a bonus) and the compensation to TIAA and its affiliates. As such, your TIAA financial professional has a conflict of interest when they offer or recommend this Contract over another investment. Learn more about our compensation practices and related conflicts of interest at TIAA.org/relationshipdisclosures.	Conflicts of interest

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Location in Prospectus
Should I Exchange My Contract?	Some TIAA financial professionals may have a financial incentive to offer you a new Contract in place of one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both Contracts, and the fees and penalties in terminating the existing Contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.	Conflicts of interest
Fee and expense tables
The following tables describe the fees and expenses that you will pay when buying, owning and surrendering, or making withdrawals from the Contract. Please refer to your plan documents for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, request a loan, or transfer Contract value between investment options. The fees and expenses in the table do not reflect any advisory fees you may elect to pay to financial intermediaries. State premium taxes may also be deducted.
TRANSACTION EXPENSES

	Charge
Contracts	Level 1	Level 2	Level 3	Level 4
Sales load imposed on purchases (as a percentage of Premiums)	none	none	none	none
Deferred sales load (or surrender charge) (as a percentage of Premiums or amount surrendered, as applicable)	none	none	none	none
Exchange fee[1]	none	none	none	none
Retirement Plan Loan (Loan Origination Fee)[2]	$125	$125	$125	$125
Retirement Plan Loan (Annual Maintenance Fee)[2]	$25	$25	$25	$25

[1]	We do not charge an exchange fee, but we reserve the right to administer and collect a redemption fee imposed by an Underlying Fund that may impose them.

[2]	A Retirement Plan Loan includes a $75 one‑time origination fee or $125 for a residential loan and a $25 annual maintenance fee.

TIAA Access ∎ Prospectus	13

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including fund fees and expenses).
ANNUAL CONTRACT EXPENSES

Charge
Contract - Accumulation Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.10%	0.30%	0.45%	0.75%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

[1]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.

Charge
Contract - Payout Annuity Expenses	Level 1	Level 2	Level 3	Level 4
Administrative Expense (Annual Account Fee)¹	none	none	none	none
Base Contract Expenses (as a percentage of average account value)	0.34%	0.34%	0.34%	0.34%
Optional Benefit Expenses (as a percentage of average account value)¹	none	none	none	none

[1]	We do not charge an annual account fee nor a fee for optional benefits. However, the Base Contract Expenses include an administrative expense charge.
The next table shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the Contract. A complete list of the Funds available under the Contract, including their annual expenses, may be found in this prospectus under: “Appendix A—Funds available under the Contract.”
ANNUAL FUND EXPENSES

	Minimum	Maximum
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (before contractual fee waiver/expense reimbursements)	0.02%	4.29%
Expenses that are deducted from fund assets, including management fees, distribution and/or service (12b‑1) fees and other expenses (after contractual fee waiver/expense reimbursements)*	0.02%	1.10%

*	Certain funds’ expenses in this table are subject to a fee waiver or an expense reimbursement arrangement. Please see, “Appendix A—Funds available under the Contract” below for additional information.
Example
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses, and Annual Fund Expenses. The fees and expenses in this Example do not reflect any advisory fees you may elect to pay financial intermediaries.

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The Example for each Contract Level assumes that you invest $100,000 in the Contract for the time periods indicated. The Example for each Contract Level also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Fund Expenses and elected optional benefits and the least expensive combination of Annual Fund Expenses and no elected optional benefit. We do not impose a surrender charge when you make a withdrawal nor do we charge for any elected optional benefit under the Contract. As a result, your Contract value would be the same whether or not you surrender, or annuitize at the end of the applicable time period. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:
LEVEL 1 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,230	$3,831	$6,632	$14,611
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$123	$387	$678	$1,538
LEVEL 2 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,435	$4,460	$7,705	$16,885
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$328	$1,031	$1,801	$4,063
LEVEL 3 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,589	$4,931	$8,505	$18,562
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$482	$1,512	$2,636	$5,925
LEVEL 4 CONTRACT

Contract Value	1 year	3 years	5 years	10 years
Maximum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$1,896	$5,867	$10,088	$21,843
Minimum
If you surrender, annuitize or remain invested in your Contract at the end of applicable time period	$789	$2,469	$4,293	$9,569

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Principal risks of investing in the Contract
Investing in the Contract involves risks. The following are the principal risks of an investment in the Contract. You should carefully consider the below risks in addition to the other information contained in this prospectus. Additional risks and details regarding various risk and benefits of investing in the Contract are described in relevant sections of this prospectus. The Contract may be subject to additional risks other than those identified and described in the prospectus.
Risk of Loss. The Contract is subject to market risk (the risk that your investments may decline in value or underperform your expectations). As a result, you can lose money by investing in the Contract, including loss of principal. An investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Not a Short-Term Investment. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract is intended for retirement savings or other long-term investment purposes. The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon. It is not suitable as a short-term savings vehicle. This means if you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for you. Subject to your employer’s plan, this Contract may not be an appropriate investment for an investor who needs ready access to cash, since you may not be permitted to redeem your Accumulation from the Contract, except under limited circumstances. If you make early withdrawals, you may be subject to pay ordinary income tax, including a 10% premature distribution tax penalty if you are under age 59 1⁄2.
Investment Risk. As with all variable annuities, an investment in the Contract is subject to the risk of poor investment performance of the Underlying Funds. Performance can vary depending on the performance of the Underlying Funds you selected. You bear the risk of any decline in your Accumulation of your Contract resulting from the performance of the Underlying Funds you have chosen. Your Accumulation could decline significantly, and there is a risk of loss of the entire amount invested. You should review these investment options before making an investment decision.
Each investment option will have its own unique risks. We do not provide any investment advice and do not recommend or endorse any particular Underlying Fund. We do not guarantee the investment performance of the Separate Account or the Underlying Funds, and you bear the entire investment risk. Information regarding the Underlying Funds available under your Contract is provided below in this prospectus under “Appendix A—Funds available under the Contract.”
We reserve the right to add or close Investment Accounts, substitute other funds or other investment vehicles or combine Investment Accounts. If we close or combine Investment Accounts or substitute other funds or investment vehicles, the investor may not be able to choose an Underlying Fund the investor would like.

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Risks Associated with TIAA. An investment in the Contract is subject to risks related to TIAA and any obligations, guarantees or benefits of the Contract are subject to TIAA’s financial strength and claims-paying ability. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected Contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product. Information about TIAA, including its financial strength ratings, is available by visiting our website at www.tiaa.org/public/.
Possible Adverse Tax Consequences. The tax rules applicable to the Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the Contract are not made or effected in compliance with the law. We cannot provide detailed information on all tax aspects of the Contracts. Moreover, the tax aspects that apply to a particular person’s Contract may vary depending on the facts applicable to that person and state of residence. Tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect Contracts purchased before the change. We cannot predict what, if any, legislation will actually be proposed or enacted. Before making contributions to your Contract or taking other action related to your Contract, you should consult with a qualified tax professional to determine the tax implications of an investment in, and payments received under, the Contract.
Possible Adverse Consequences of TIAA or Employer Limiting Premiums. TIAA generally does not restrict the amount or frequency of payment of Premiums to your Contract, although we may in the future. We reserve the right to limit to $300,000 the total Premiums paid on your Contract and any other TIAA annuity contract on your life in any twelve-month period. Your employer’s retirement plan may limit your premium amounts. Such limits, if imposed, could potentially prevent you from contributing as much as planned, limiting your tax‑deferred growth opportunities and disrupting your retirement savings strategy.
Risk of Changes to Investment Account Options and Availability. We reserve the right to add or close Investment Accounts, substitute other funds or other investment vehicles or combine Investment Accounts. If we close or combine Investment Accounts or substitute other funds or investment vehicles, the investor may not be able to choose an Underlying Fund the investor would like.
Contract Benefit Risk. Withdrawals will lower your Contract value and could significantly reduce the death benefit. Withdrawals will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59½. Normally, you cannot withdraw money from your Contract if you have already applied that money to begin receiving lifetime annuity income. Any outstanding loan balance will reduce your Accumulation, and therefore will reduce

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your death benefit and reduce the amount you can annuitize. If you annuitize your entire Accumulation, generally, you will no longer be able to make withdrawals from your Contract, and all accumulation phase benefits terminate, including the death benefit. If any internal systematic transfers are scheduled under the Contract from one Investment Account to another, such transfers may not take effect on the scheduled date due to any SEC recognized emergency, and as a result, the unit value applied on the actual date of transfer may differ from the unit value on the originally intended transfer date.
Risks Related to Cybersecurity and Other Business Continuity Risks. With the increased use of connected technologies such as the Internet to conduct business, the Separate Account and its service providers (including, but not limited to, TIAA, TC Services, and financial intermediaries) are susceptible to cybersecurity risks. In general, cybersecurity attacks can result from infection by computer viruses or other malicious software or from deliberate actions or unintentional events, including gaining unauthorized access through “hacking” or other means to digital systems, networks, or devices that are used to service the Separate Account’s operations in order to misappropriate assets or sensitive information, corrupt data, or cause operational disruption. Cybersecurity attacks can also be carried out in a manner that does not require gaining unauthorized access, including by carrying out a “denial‑of‑service” attack on the Separate Account or its service providers. In addition, authorized persons could inadvertently or intentionally release and possibly destroy confidential or proprietary information stored on the Separate Account’s systems or the systems of its service providers.
Cybersecurity failures by us or any of our service providers, the Underlying Funds, or the issuers of securities in which the Underlying Funds invest, have the ability to result in disruptions and to impact business operations, and may adversely affect the Separate Account and the value of your Accumulation Units. Such disruptions or impacts may result in: financial losses, interference with our processing of contract transactions, including the processing of orders from TIAA’s website or with the Underlying Funds; interfere with the Separate Account’s ability to calculate unit values; barriers to trading and order processing; your inability to transact business with us; violations of applicable federal and state privacy or other laws, regulatory fines, litigation, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. The Separate Account and its service providers may also maintain sensitive information (including relating to personally identifiable information of investors) and a cybersecurity breach may cause such information to be lost, improperly accessed, used or disclosed. The Separate Account may incur additional, incremental costs to prevent and mitigate the risks of cybersecurity attacks or incidents in the future. The Separate Account and its contract owners could be negatively impacted by such cybersecurity attacks or incidents. Although the Separate Account has established business continuity plans and risk-based processes and controls to address such cybersecurity risks, there are inherent limitations in such plans and systems in part due to the evolving nature of technology and cybersecurity attack tactics. As a result, it is possible that the Separate Account or the Separate Account’s service providers will not be able to adequately identify or prepare for all cybersecurity attacks. In addition, the Separate Account cannot directly control the cybersecurity plans or systems implemented by its service providers.
Other disruptive events, including, but not limited to, natural disasters, terrorism, or public health or pandemic crises (such as the COVID‑19 pandemic from late 2019 to mid‑2022), may adversely affect our ability to conduct business. Such adverse effects may include the inability of TIAA’s employees, or the employees of its affiliates and service providers, to perform their responsibilities as a result of any such event. Any resulting disruptions to the Separate Account’s business operations can interfere with our processing of contract transactions (including the processing of orders from our website), impact our ability to calculate annuity unit values, or cause other operational issues.

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Who we are and other related information
Teachers Insurance and Annuity Association of America (“TIAA”). TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Governors, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA also offers other types of insurance products and some of these products, such as fixed annuities, are supported by the assets in our general account. These insurance products are subject to our financial strength and claims-paying ability.
TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems, based on assets under management, in the United States. As of December 31, 2025, TIAA’s total statutory admitted assets were approximately $301.78 billion; the combined assets under management for TIAA, CREF and other entities within the TIAA organization (including TIAA-sponsored mutual funds) totaled approximately $1.37 trillion. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF’s products.
The Separate Account
TIAA Separate Account VA‑3 was established as of May 17, 2006, as a separate Investment Account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the Separate Account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered. For additional information, see the Statement of Additional Information (“SAI”).
Although TIAA owns the assets of the Separate Account and the obligations under the Contract are obligations of TIAA, the Contract states that the separate account’s income, investment gains, and investment losses are credited to or charged against the assets of the Separate Account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the Separate Account with liabilities incurred by any other TIAA Separate Account or other business activity TIAA may undertake.

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When the Contracts are purchased through qualified plans, earnings on Accumulation in the Separate Account are not taxed until withdrawn or paid as annuity income (see “Taxes,” below).
What is the TIAA Access Individual and Group Variable Annuity? It is a variable annuity that allows investors to accumulate funds for retirement or other long-term investment purposes, and to receive future payments based on the amounts accumulated as lifetime income or through other payment options. Though the Investment Accounts (discussed below) are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Investment Accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.
You may allocate Premiums among Investment Accounts of the Separate Account (discussed below) that, in turn, invest in Underlying Funds (discussed below). You should consult your registered representative who may provide advice on the Investment Accounts, as not all of them may be suitable for long-term investment needs.
The Investment Accounts. Each Investment Account is a subaccount of the Separate Account that invests its assets exclusively in a corresponding Underlying Fund. You may allocate Premiums among the Investment Accounts, which in turn invest in the Underlying Funds listed in this prospectus. See “Appendix A—Funds available under the Contract.”
Though the Investment Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Investment Accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan. TIAA reserves the right to change the Investment Accounts available in the future.
You assume all of the investment risk for accumulations allocated to the Investment Accounts. Your Accumulation in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your accumulated value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. See “The Separate Account” above.
As with all variable annuities, your Accumulation will increase or decrease depending on the investment performance over time of the Underlying Funds in the Investment Accounts of the Separate Account that you select. You should consult your registered representative who may provide advice on the Investment Accounts, as not all of them may be suitable for long-term investment needs. We do not guarantee the investment performance of the Separate Account or any of the Underlying Funds, and you bear the entire investment risk.

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The Underlying Funds or Funds. The information regarding each Underlying Fund available under your Contract, including (i) its name, (ii) its type (e.g., money market fund, fixed income fund, equity fund, etc.), (iii) its investment adviser and any sub‑investment adviser, (iv) current expenses, and (v) performance is provided below in this prospectus under “Appendix A—Funds available under the Contract.” In addition, each Underlying Fund has issued a prospectus, which contains more detailed information about the Underlying Fund. Underlying Fund prospectuses are available online at: www.tiaa.org/access_pro. You can also request paper or electronic copies at no cost by calling 800‑842‑2252.
Voting Rights. The Separate Account is the legal owner of the shares of the funds (or Underlying Funds) offered through your Contract. It therefore has the right to vote its shares at any meeting of the funds’ shareholders. When shareholder meetings are held, we will give the contract owner the right to instruct us how to vote shares of the funds attributable to their contracts. If we don’t receive timely instructions, shares will be voted by TIAA in the same proportion as the voting instructions received on outstanding contracts with allocations to Investment Accounts invested in the applicable funds. Please note that the effect of proportional voting is that a small number of contract owners may control the outcome of a vote. The number of fund shares attributable to a contract owner is determined by dividing the contract owner’s interest in the applicable Investment Account by the net asset value per share of the fund.
The Broker-Dealer. TIAA makes payments to TC Services, a TIAA subsidiary, for distribution services. TC Services performs all sales and marketing functions relative to the Contracts.
Distribution. We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the Contracts is TC Services. TC Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to TC Services for distribution of the Contracts. We pay TC Services a fee from our general account assets for sales of the Contracts.
The Annuity Contracts we offer
Annuity Contracts. You or Your Employer can purchase Contracts we offer (as described below) in connection with tax‑qualified pension plans under Internal Revenue Code (“IRC”) sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these Contracts exist solely through one of these types of retirement plans. In contrast to many variable annuities, because these Contracts can invest in funds available to the general public, if the contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will not be

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deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax‑qualified plan, as well as the costs and benefits of the Contract (including annuity income), before you purchase the Contract in a tax‑qualified plan. TIAA is not making any representation regarding the tax qualification status of any plan.
As with all variable annuities, your Accumulation will increase or decrease depending on the investment performance over time of the Underlying Funds in the Investment Accounts of the Separate Account that you select. We do not guarantee the investment performance of the Separate Account or the funds, and there is a risk of loss of the entire amount invested.
Please note that an investment in the Contract is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Subject to your employer’s plan, we offer the following Contracts in connection with certain types of retirement plans:

●	RA (Retirement Annuity)

●	GRA (Group Retirement Annuity)

●	SRA (Supplemental Retirement Annuity)

●	GSRA (Group Supplemental Retirement Annuity)

●	Retirement Choice and Retirement Choice Plus Annuity

●	GA (Group Annuity) and Institutionally Owned GSRAs
RA (Retirement Annuity) and GRA (Group Retirement Annuity). RA and GRA Contracts are used mainly for employer sponsored retirement plans. Depending on the terms of your employer’s plan, RA Premiums can be paid by your Employer, you, or both. If you are paying some or all of the entire periodic premium, your contributions can be in either pre‑tax dollars by salary reduction, or after‑tax dollars by payroll deduction. You can also transfer accumulations from another investment choice under your employer’s plan to your RA Contract, subject to employer plan restrictions. GRA Premiums can come from only your Employer or both you (through salary reduction) and your Employer. Your GRA Premiums can also be from pre‑tax or after‑tax contributions. You cannot pay GRA Premiums directly to TIAA; your Employer must send them for you. As with RAs, you can transfer accumulations from another investment choice under your employer’s plan to your GRA Contract. Your Employer may offer you the option of making contributions in the form of after‑tax Roth-style contributions, though you will not be able to take tax deductions for these contributions.
SRA (Supplemental Retirement Annuity) and GSRA (Group Supplemental Retirement Annuity). These Contracts are used for voluntary tax‑deferred annuity (“TDA”) plans. SRA Contracts are issued directly to you; GSRA Contracts are issued through an agreement between your Employer and TIAA. Generally, your Employer pays Premiums in pre‑tax dollars through salary reduction. Although you cannot pay Premiums directly, you can transfer amounts from other TDA plans. Although your Employer may offer you the option of making contributions in the form of after‑tax Roth-style contributions, you will not be able to take tax deductions for these contributions.

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Retirement Choice/Retirement Choice Plus Annuities. These Contracts are very similar in operation to the GRAs and GSRAs, respectively, except that they are issued directly to your Employer or your plan’s trustee. You can instruct us as to the allocation of your Premiums among Investment Accounts in these Contracts. Among other rights, the Employer retains the right to transfer accumulations under these Contracts to alternate funding vehicles.
GA (Group Annuity) and Institutionally Owned GSRA. These Contracts are used exclusively for employer retirement plans and are issued directly to your Employer or your plan’s trustee. Your Employer pays Premiums directly to TIAA. Your Employer or the plan’s trustee may control the allocation of contributions and transfers to and from these Contracts. If a GA or GSRA Contract is issued pursuant to your plan, the rules relating to transferring and withdrawing your money, receiving any annuity income or death benefits, and the timing of payments are determined by your plan. Ask your Employer or plan administrator for more information.
State Regulatory Approval. Certain of these Contracts may not currently be available in your state.
Contract Variations. There are no material state variations of the same Contract type from one state-specific contract to another state specific contract in terms of features, benefits and charges. You should review your Contract along with this prospectus to understand the product features, benefits and charges under your Contract.
Contracts Can Differ Pursuant to State Laws. Contract terms and features may differ due to state laws and regulations. These differences may include, among other things, availability of certain income options, how frequently you can transfer into or out of Investment Accounts, or our ability to restrict transfers into or out of the Investment Accounts. You should review your Contract along with this prospectus to understand the product features and charges under your Contract.
Changes to the Contract. We can make any changes to the Separate Account or to the contract required by applicable insurance law, the IRC, or the 1940 Act. TIAA can make some changes at its discretion, subject to NYSDFS and SEC approval, as required. The Separate Account can (i) operate under the 1940 Act as a unit investment trust that invests in another investment company or in any other form permitted by law, (ii) deregister under the 1940 Act if registration is no longer required, or (iii) combine with other separate accounts. As permitted by law, TIAA can transfer the Separate Account assets to another Separate Account or Investment Accounts of TIAA or another insurance company or transfer the Contract to another insurance company.
Tax Deferral. You or Your Employer can purchase these Contracts in connection with tax‑qualified pension plans under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The tax advantages available with these Contracts exist solely through one of these types of retirement plans. TIAA is not making any representation regarding the tax qualification status of any plan. In contrast to many variable annuities, because these Contracts can invest in funds available to the general public, if the Contracts are not issued or purchased through one of these types of retirement plans, the taxes on gains will

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not be deferred. You should carefully consider the advantages and disadvantages of owning a variable annuity in a tax‑qualified plan, as well as the costs and benefits of the Contract (including the annuity income), before you purchase a Contract in a tax‑qualified plan.
Starting out and how to purchase a Contract
Generally, we will issue a Contract when we receive a completed application or enrollment form in Good Order.
If your application is incomplete and we do not receive the necessary information and signed application in Good Order within five Business Days of our receipt of the initial premium, we will return the initial premium at that time. In addition, it is also possible that, if we are unable to reach you to obtain additional or missing information relating to incomplete applications, or transaction requests that are not in Good Order, the transaction may be cancelled.
Plan levels offered under the Contracts
The Contracts offer four different Levels (Level 1, 2, 3, and 4) to plans, which are each generally priced based on the assets under management by the plan and related operating expense ratios. Generally, Level 1 will have the lowest annual costs and Level 4 will have the highest annual costs.
The pricing charged for each Level is as follows:

1.	Level 1 pricing will generally be offered to plans with $250,000,000 or more in assets under management and low operating expense ratios.

2.	Level 2 pricing will generally be offered to plans that have between $25,000,000 and $250,000,000 in assets. Plans with less than $250,000,000 in assets under management may also get Level 3 pricing.

3.	Level 3 pricing will generally be offered to plans between $25,000,000 and $250,000,000 in assets that have higher operating expense ratios than plans in Level 1 or Level 2.

4.	Level 4 pricing will generally be offered to plans with less than $25,000,000 in assets with higher expense ratios than Levels 1, 2, or 3.
Premiums. Premiums are used to purchase Accumulation Units in your Investment Account. All Premiums paid by you to us are remitted through your Employer. You may also make subsequent premium payments, which purchase additional Accumulation Units in your Investment Account. In most cases, we accept Premiums to a Contract during your Accumulation Period.
The initial premium to purchase the Contract may be in any amount not less than $100, subject to your employer’s plan and IRC limits. Subsequent premium payments may be in any amount not less than $100, subject to your employer’s plan and IRC limits and may continue until the annuity starting date. Premiums received before the close of the Business Day (typically 4:00 pm eastern) will be

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credited that Business Day and Premiums received after the close of the Business Day will be credited the next Business Day. Once your first premium has been paid, your Contract cannot lapse or be forfeited for nonpayment of Premiums.
You may stop paying Premiums at any time without notice to us and then resume without payment of any past due premium or penalty of any kind. Your right to apply distributions from other plans to your Contract as direct rollovers under the IRC may be limited by the terms of your employer’s plan.
TIAA reserves the right to limit to $300,000 the total Premiums paid on your Contract and any other TIAA annuity contract on your life in any twelve-month period. TIAA will not accept Premiums after your annuity starting date or death. Premiums will be credited to your Contract as of the end of the Business Day in which they are received by TIAA at the location that TIAA will designate by prior written notice, in Good Order and in accordance with procedures established by TIAA or as required by law.
Elective deferral contributions made to your TIAA or CREF contracts or certificates may not exceed the annual limits on elective deferrals described in Section 402(g) of the IRC, or as otherwise permitted by law. TIAA will refund the accumulated value of all excess Premiums made to your Contract, as required by law.
If we receive Premiums from your Employer and, where applicable, a completed application from you before we receive your specific allocation instructions (or if your allocation instructions violate employer plan restrictions or do not total 100%), we will invest all Premiums remitted on your behalf in the default option that your Employer has designated. It is possible that the default option will not be an Investment Account of the Separate Account but will be another investment option available under your plan. We consider your employer’s designation of a default option to be an instruction to us to allocate your Premiums to that option as described above. You should consult your plan documents or sales representative to determine your employer’s designated default option and to obtain information about that option.
Once we receive complete allocation instructions from you, we will follow your instructions for future Premiums. However, if you want the Premiums previously allocated to the default option (and earnings or losses on them) to be transferred to the options identified in your instructions, you must specifically request that we transfer these amounts from the default option to your investment option choices.
TIAA generally does not restrict the amount or frequency of payment of Premiums to your Contract, although we may in the future. Your employer’s retirement plan may limit your premium amounts. In addition, the IRC limits the total annual Premiums you may invest in plans qualified for favorable tax treatment.
Please note that we cannot accept credit cards, money orders, travelers checks or digital (including virtual or crypto) currencies (e.g., Bitcoin) as premium payments. In addition, we will not accept a third-party check where the relationship of the payor to the contract owner cannot be identified from the face of the check.
Please note that an investment in the Contract is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.

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Important information about procedures for purchasing a Contract
To help the United States government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who purchases a Contract.
What this means for you
When you apply for a Contract, we will ask for your name, street address (not a post office box), date of birth, Social Security number and other information, such as your home telephone number, that will allow us to identify you. Until you provide us with the information we need, we may not be able to issue a Contract or effect any transactions for you.
In certain circumstances, we may be required to block a contract owner’s ability to make certain transactions and may refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators without notice or your consent.
Allocations of Premiums
As further described below, you may allocate your Premiums among the Investment Accounts and certain other investment options, under the terms of the Contract, and as permitted under the terms of your employer’s plan and this prospectus. Though the Investment Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Investment Accounts available under the terms of your employer’s plan. In addition, your employer’s plan may impose additional restrictions, including restrictions on allocations of Premiums and transfers of Accumulation. Please see your employer’s plan.
Many of the Underlying Funds available for investment by the Investment Accounts under the Contracts are also available for direct purchase outside of an annuity or life insurance contract. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay contract and Separate Account charges, but you may not have annuity options available. Because of these additional contract and Separate Account charges, you should refer only to investment return information regarding the funds available through TIAA or your Employer relating to your Contract, rather than to information that may be available through alternate sources.
You may allocate your Premiums among the Investment Accounts, the TIAA Traditional Annuity, and the TIAA Real Estate Account under the terms of the Contract, and only as permitted under the terms of your employer’s plan. You may

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also transfer accumulations to the CREF Accounts and, in some cases, certain mutual funds, or other TIAA annuities, if the investment option is available under the terms of your employer’s plan. You should consider the investment objectives, risks, and charges and expenses of the CREF Accounts, TIAA Real Estate Account and any of the Underlying Funds offered under the terms of your employer’s plan carefully before investing. This and other information, including a description of the risks involved in investing in the CREF Accounts, TIAA Real Estate Account and the Underlying Funds, are found in their respective prospectuses. The CREF Accounts, TIAA Real Estate Account and the Underlying Funds are described in separate prospectuses. You may obtain a prospectus, free of charge, by calling 877‑518‑9161. You should read the prospectus carefully before investing. For more information about the TIAA Traditional Annuity, you may obtain the applicable contracts by calling 800‑842‑2252.
When you allocate Premiums to an Investment Account, the Premiums are used to purchase Accumulation Units in that Investment Account. You may change your allocation for future Premiums at any time. We will allocate your Premiums according to the most recent valid instructions in a form acceptable to us (in Good Order) that we have received from you. Your employer’s plan may limit your right to allocate Premiums to an Investment Account. We may stop accepting Premiums to any or all Investment Accounts at any time.
How can I request a change to my investment allocations?
To change your allocation choices for future Premiums, you can:

●	use the TIAA website’s account access feature at tiaa.org;

●	call our Automated Telephone Service (24 hours a day) at 800‑842‑2252; or

●	write to TIAA at P.O. Box 1259, Charlotte, North Carolina 28201.
You may be required to complete and return certain forms (in Good Order) to effect these transactions.
Accumulation Units
Determining the value of your Contract—Investment Accounts.
The Premiums you allocate, or transfers you make, to the Investment Accounts purchase Accumulation Units. We calculate how many Accumulation Units to credit by dividing the amount allocated or transferred to the particular Investment Account by its Accumulation Unit value calculated at the close of the Business Day we receive your premium or completed transfer request in Good Order. To determine how many Accumulation Units to subtract for transfers out and cash withdrawals, we use the unit value calculated at the close of the Business Day we receive your completed transaction request and all required information and documents in Good Order (unless you have chosen a later date).
We arbitrarily set the initial value of each Accumulation Unit at $25. Subsequently, the value of the Accumulation Units will depend mainly on the

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investment experience of the Underlying Funds, although the Accumulation Unit value also reflects the deduction by TIAA of Separate Account expenses. We calculate the Accumulation Unit value at the close of each Valuation Day. We multiply the previous day’s Accumulation Unit value by the net investment factor for the pertinent Investment Account of the Separate Account. The net investment factor reflects, for the most part, changes in the net asset value of the shares of the fund held by the Investment Account, and investment income and capital gains distributed to the Investment Account. The gross investment factor is decreased by the Separate Account expense and risk charges.
An Investment Account’s net investment factor equals its gross investment factor minus the Separate Account charge incurred since the previous Valuation Day.
An Investment Account’s gross investment factor equals (a) divided by (b), as follows:

(a)	equals:	(i)	the value of the fund shares in the Investment Account as of the close of the Valuation Day (net asset value per share times number of shares owned) excluding the net effect of contract owners’ transactions (i.e., Premiums received, benefits paid, and transfers to and from the investment account) made during that day; plus

		(ii)	investment income and capital gains distributed to the Investment Account; less

		(iii)	any amount paid and/or reserved for tax liability resulting from the operation of the Investment Account since the previous Valuation Day.

(b)	equals:	the value of the fund shares in the Investment Account as of the previous Valuation Day, including the net effect of contract owners’ transactions, made during the previous Valuation Day.
Number of Accumulation Units
The number of Accumulation Units in an Investment Account under your Contract will be increased by:

●	any Premiums you allocate to that Investment Account; and

●	any transfers you make to that Investment Account.
The number of Accumulation Units in an Investment Account under your Contract will be decreased by:

●	the application of any accumulations to provide any form of benefit; and

●	any transfers or withdrawals from your Accumulation in that Investment Account.
The increase or decrease in the number of your Accumulation Units on any Valuation Day is equal to the net dollar value of all transactions divided by the value of the Investment Account’s Accumulation Unit as of the end of the Valuation Day on which the transaction becomes effective.

28	Prospectus ∎ TIAA Access

Can I assign my Contract?
Generally, neither you nor your beneficiaries can assign ownership of the Contract to someone else.
Can I cancel my Contract?
Generally, you may cancel any Retirement Annuity, Supplemental Retirement Annuity, or Group Supplemental Retirement Annuity Contract in accordance with the Contract’s Right to Examine or “Free Look Period” provision (unless we have begun making annuity payments from it) subject to the time period regulated by the state in which the Contract is issued. To cancel a Contract, mail or deliver the Contract with your cancellation instructions (or signed Notice of Cancellation when such has been provided with your Contract) to our home office. We will cancel the Contract, then send either the current Accumulation or the premium, depending on the state in which your Contract was issued, to whomever originally submitted the Premiums. Unless we are returning Premiums paid as required by state law, you will bear the investment risk during this period.
Conflicts of interest
Please note that TIAA financial professionals have an incentive to recommend products or services available through TIAA, including this Contract, that increases their compensation and the compensation to TIAA and its affiliates. As such, TIAA financial professionals have a conflict of interest when they offer or recommend this Contract over another investment. Learn more about our compensation practices and related conflicts of interest at TIAA.org/relationshipdisclosures. In addition, some TIAA financial professionals may have a financial incentive to offer you a new Contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new Contract rather than continue to own the existing contract.
The Accumulation Period and investment options
Investment options
The Separate Account is designed to invest in the funds described in this prospectus and described further below in “Appendix A—Funds Available Under the Contract.” You can lose money by investing in any of the Investment Accounts, and the Underlying Funds could underperform other investments. You should consult your registered representative who may provide advice on the Investment Accounts offered, as not all of them may be suitable for your investment needs.
Though the Investment Accounts are available under the terms of your Contract, they may not be available under the terms of your employer’s plan. You may only invest in those Investment Accounts available under the terms of your employer’s plan.

TIAA Access ∎ Prospectus	29

Each fund has different investment objectives and risks. Certain funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.
You should consider the investment objectives, risks, and charges and expenses of each fund carefully before investing. This and other information, including a description of risks involved in investing in the funds, is found in the funds’ prospectuses and SAIs. You may obtain a Fund’s prospectus and/or SAI by calling 800‑842‑2252, by visiting the website at www.tiaa.org/access_pro or through your registered representative. We do not guarantee the investment results of the funds. You should read the funds’ prospectuses carefully before investing in a fund.
Please note that many of the Underlying Funds offered through the Separate Account are also available for direct purchase outside of an annuity or life insurance contract. Although the investment objectives and policies of certain funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub‑advisor, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, subadvisor, or manager is the same. Certain funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.
Other Investment Options. In addition to the Investment Accounts described in this prospectus, you may also allocate money to the TIAA Real Estate Account and TIAA Traditional Annuity under the terms of this Contract and if permitted by your employer’s plan. A companion CREF contract may have been issued to you when you received this Contract offering the Investment Accounts. For more information about the TIAA Traditional Annuity, the TIAA Real Estate Account, or the CREF Accounts, and particular funds and investment options offered under the terms of your plan, please see the applicable contracts and/or respective prospectuses for those investment options available by calling 800‑842‑2252.
Additional Investment Information and Options. All assets of the Investment Accounts will be allocated to the funds at net asset value. The investment results of the funds will significantly affect the value of your Contract.
You may also opt under your Contract to allocate or transfer money from the Investment Accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account (discussed below). Your TIAA Traditional Annuity Accumulation will be credited with a guaranteed interest rate, and may also be

30	Prospectus ∎ TIAA Access

credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.
Certain payments we receive with regard to the Funds
We (and our affiliates) receive payments, which may be significant, from the funds, their advisors, distributors, or affiliates thereof. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and the funds in which the Separate Account invests. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the revenues of the funds’ investment advisors, and such revenues may be generated through the advisors’ receipt of the investment advisory fees deducted from fund assets. Contract owners, through their indirect investment in the funds, indirectly bear the costs of these investment advisory fees (see the funds’ prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisors (or affiliates) may pay more than others. Currently, these percentages range from 0% to 0.15% (but they may increase).
Furthermore, we (and our affiliates) receive additional compensation on assets invested in TIAA’s proprietary funds because our affiliates receive payments from the funds for investment advisory and/or other services. Thus, we may receive more revenue with respect to proprietary funds than nonproprietary funds.
These arrangements may be a factor that we consider in including funds as investment options of the Investment Account.
Selection of Funds. We select the funds offered through the Contract based on several criteria, including the following:

●	asset class coverage,

●	the strength of the investment adviser’s (or sub‑advisor’s) reputation and tenure,

●	brand recognition,

●	performance,

●	the capability and qualification of each investment firm, and

●	whether our distributors are likely to recommend the funds to contract owners.
Another factor we consider during the selection process is whether the fund, its adviser, its sub‑adviser, or an affiliate will make payments to us or our affiliates. For a discussion of these arrangements, see “Certain payments we receive with regard to the Funds” above. We also consider whether the fund, its adviser, sub‑adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contracts. We review each fund periodically after it is selected. Upon review, we may remove a fund or restrict allocation of additional premium and/or transfers of Accumulation to a fund if we determine the fund no longer meets one or more of

TIAA Access ∎ Prospectus	31

the criteria and/or if the fund has not attracted significant contract owner assets. We do not recommend or endorse any particular fund, and we do not provide investment advice. We have included certain Nuveen Funds, at least in part, because they are managed by our affiliate Advisors and are listed further below in “Appendix A—Funds Available Under the Contract.”
Adding, Closing, or Substituting Portfolios. The Separate Account currently consists of several Investment Accounts. We may, subject to any applicable law, make certain changes to the Separate Account and Investment Accounts offered in your Contract. We may offer new Investment Accounts or stop offering existing Investment Accounts subject to the requirements of applicable law and your employer’s plan. New Investment Accounts may be made available to existing contract owners and Investment Accounts may be closed to new or subsequent premium payments, transfers or allocations. In addition, we may also liquidate the shares held by any Investment Account, substitute the shares of one fund held by an Investment Account for another and/or merge Investment Accounts or cooperate in a merger of funds, including transferring Contract values out of merging Investment Accounts into acquiring Investment Accounts. A substituted fund may have different fees and expenses. To the extent required by applicable law, we may be required to obtain approval from the SEC, your Employer or you. In the event that a fund or Investment Account is no longer available, amounts invested in such Investment Account may be moved to the Investment Account designated by your Employer under the terms of your employer’s plan. You may be given the opportunity, under the terms of your employer’s plan, to instruct us as to where to invest your assets.
Benefits available under the Contracts
The following table summarizes information about the benefits available under the Contracts.

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Death benefit
The amount of the death benefit is the Accumulation on the Valuation Day that we authorize payment of the death benefit.	Standard	None	● Withdrawals could significantly reduce the death benefit.

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Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Lump‑sum benefit
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $1,000 from one or more of the Investment Accounts.	Optional	None
●
Subject generally to a minimum amount of $1,000.

●
A lump‑sum benefit will not be available before the earliest date permitted under your employer’s plan.

●
The portion of your Accumulation available to you as a lump‑sum benefit may be limited by your employer’s plan.

●
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.

●
Withdrawals will lower your Contract value, will be subject to ordinary tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Systematic Withdrawals
Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the Investment Accounts on a systematic basis.	Optional	None
●
Subject generally to a minimum amount of $100.

●
May be paid semi-monthly, monthly, quarterly, semi-annually or annually.

●
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit is subject to the rights of your spouse.

●
Withdrawals will lower your Contract value, will be subject to ordinary income tax and may be subject to a 10% premature distribution tax penalty if taken before age 59 1⁄2.

Systematic Internal Transfers
Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account or to your companion TIAA contract on a systematic basis.
	Optional	None	● Subject generally to a minimum amount of $100 and may be subject to a redemption charge. ● Internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually.

TIAA Access ∎ Prospectus	33

Name of benefit Purpose	Standard/ Optional	Maximum fee	Brief description of restrictions/limitations
Systematic Withdrawals to Pay Financial Advisory Fees
Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor.
	Optional	None
●
Systematic withdrawals to pay financial advisory fees are subject special rules.

●
We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.

●
The amount withdrawn is subject to a minimum amount of $100.

●
Withdrawals will lower your Contract value.

●
You should consult a qualified tax advisor regarding the tax treatment of the payment of adviser fees from your Contract.

Transfers and access to your money
Overview. Generally, we allow you to move your money to and from the investment accounts and to make withdrawals from your Contract without assessing a fee. (Details on transfers and withdrawals are discussed further below). This prospectus describes all material rights and obligations contained in your Contract. These options may be limited by the terms of your employer’s plan, by current tax law, or by the terms of your Contract. Internal transfers in your Investment Account to other funds offered by your employer’s plan, or transfers from your Investment Account to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire Accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all Contracts going forward. Cash withdrawals and transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers or cash withdrawals. However, a fund in an Investment Account may assess a fee for certain transfers or withdrawals or limit transfers in accordance with the fund’s policies. See, the funds’ prospectuses for information on these restrictions.
If your employer’s plan allows, you can set up a program to make cash withdrawals or transfers automatically by specifying that we withdraw or transfer from your Accumulation any fixed number of Accumulation Units, dollar amount, or percentage of Accumulation until you tell us to stop or until your Accumulation is exhausted. Currently, the program must be set up so that internal transfers must be at least $100. In the future, we may eliminate this minimum transfer amount.

34	Prospectus ∎ TIAA Access

Transfers and cash withdrawals are effective at the end of the Business Day we receive your request and all required documentation in Good Order. You can also choose to have transfers and withdrawals take effect at the end of any future Business Day. We may limit or modify transfer requests if we determine, in our sole opinion, that transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. (See “Market Timing and Excessive Trading Policy.”)
If you are married, then your rights to choose certain of these benefits may be restricted by the rights of your spouse. (See “Transfer and Withdrawal Restrictions” below and “Spouse’s Rights to Benefits” further below.)
Please note, in accordance with applicable law, we may terminate the transfer feature of the Contract at any time.
Transfers
Internal Transfers. Subject to the provisions under your Contract, you may internally transfer Accumulation Units in your Investment Account generally not less than $1,000 from one Investment Account to another Investment Account that are offered under your employer’s plan. Internal transfers may be restricted to not more than one in a calendar quarter and may be subject to a redemption fee. A redemption fee is not charged or collected by TIAA, but a redemption fee may be imposed by the underlying investment fund.
Systematic Internal Transfers. Subject to the provisions under your Contract, you may internally transfer Accumulation Units generally not less than $100 from one Investment Account to another Investment Account that are offered under your employer’s plan. Systematic internal transfers may be scheduled semi-monthly, monthly, quarterly, semi-annually or annually and may be subject to a redemption fee. In the future, we may eliminate this minimum transfer amount. A redemption fee is not charged or collected by TIAA, but a redemption fee may be imposed by the underlying investment fund.
Transfers to and from other TIAA and CREF Accounts. Subject to your employer’s plan, current tax law or the terms of your Contract, you can transfer some or all of your Accumulation in the Investment Accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts. We reserve the right to limit these transfers to once per quarter per Investment Account.
Subject to your employer’s plan, current tax law or the terms of your Contract, you can also transfer some or all of your Accumulation in the TIAA Traditional Annuity, in your CREF Accounts or in the funds or other TIAA annuities, such as the TIAA Real Estate Account, to the Investment Accounts. Transfers from the TIAA Traditional Annuity to the Investment Accounts under RA, GRA, or Retirement Choice Contracts can only be effected over a period of time (up to ten annual installments) and may be subject to other limitations, as specified in your Contract.

TIAA Access ∎ Prospectus	35

Accumulations that are transferred from Investment Accounts under this Contract to the TIAA Traditional Annuity or the TIAA Real Estate Account remain part of this Contract and part of the Accumulation under the Contract. Transfers to any other accounts which are not offered under the terms of this Contract are no longer part of this Contract and its Accumulation. Any such transfers may be subject to limitations, as specified in your Contract. Account Accumulations transferred to a TIAA Traditional Annuity will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are paid from our general account, which are subject to our financial strength and claims-paying ability. Please note that transfers into the TIAA Real Estate Account may be limited.
Transfers to Other Companies. Generally, you may transfer funds from the Investment Accounts to a company other than TIAA or CREF, subject to certain tax restrictions. This right may be limited by your employer’s plan. Roth amounts in a 403(b) or 401(a) plan can be rolled over only to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans.
Under certain group Contracts, your Employer could transfer monies from an Investment Account and apply it to another investment option not offered under this Contract, subject to the terms of your plan, and without your consent.
Transfers from Other Companies or Plans. Subject to your employer’s plan and federal tax law, you can usually transfer or roll over money from another 403(b), 401(a)/403(a) or governmental 457(b) retirement plan to your TIAA Contract. You may also roll over pre‑tax amounts in a Traditional IRA to 403(b) plans, 401(a)/403(a) plans or eligible governmental 457(b) plans, provided such employer plans agree to accept the rollover. Roth amounts in a 403(b) or 401(a) plan can only be rolled over to another Roth account under such plan or to a Roth IRA, as permitted by applicable law and the terms of the plans. Funds held by the sponsor of a private 457(b) plan can be transferred only to another private 457(b) plan sponsor, if both plans allow a transfer. Accumulations in private 457(b) plans may not be rolled over to a qualified plan (e.g., a 401(a) plan), a 403(b) plan, a governmental 457(b) plan or an IRA. Transfers to other companies are not subject to a minimum amount, and we currently do not assess a fee for transfers.
We may limit or modify transfer requests if we determine, at our sole discretion, which transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. See, “Market Timing and Excessive Trading Policy,” discussed below.
Other Transfers. You may also opt under your Contract to allocate or transfer money from the Investment Accounts to the TIAA Traditional Annuity or, within certain limitations, the TIAA Real Estate Account. Your TIAA Traditional Annuity Accumulation will be credited with a guaranteed interest rate, and may also be credited with additional amounts declared by TIAA. Any amounts in the TIAA Traditional Annuity are subject to our financial strength and claims-paying ability.

36	Prospectus ∎ TIAA Access

Transfers from the Investment Accounts to the TIAA Traditional Annuity, to the TIAA Real Estate Account, to another TIAA annuity offered by your employer’s plan or to one of the CREF Accounts must generally be at least $1,000 or your entire Accumulation, if less. Note that transfers into the TIAA Real Estate Account may be limited. In the future, we may reduce or eliminate these minimum transaction levels. We may limit or modify transfer requests if we determine, at our sole discretion, which transfers are or would be harmful to the Separate Account or any Investment Account or would be to the disadvantage of other contract owners. These transactions may be limited by the terms of your employer’s plan, or by current tax law, or by the terms of your Contract.
Such transfers must generally be in the amount of at least $1,000 (except for systematic transfers, which must be at least $100) or your entire Accumulation, if less. These minimums may be reduced or eliminated in the future. Any such change will be applied uniformly across all Contracts going forward. Because excessive transfer activity can hurt performance and other participants, we may further limit how often you transfer or otherwise modify the transfer privilege.
Market Timing and Excessive Trading Policy. There are contract owners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the Underlying Funds incur expenses for buying and selling securities. These costs are borne by all contract owners. In addition, if contract owners are able to take advantage of pricing inefficiencies, market timing can interfere with efficient portfolio management and dilute the value of the shares. The risk of pricing inefficiencies can be particularly acute for portfolios invested primarily in foreign securities, which include certain funds listed in this prospectus and may be available to you for investment purposes.
We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, contract owners who make a transfer out of any one of the Investment Accounts available under the Contract (other than the Investment Accounts that invest in the Nuveen Money Market Fund and the Nuveen Short-Term Bond Fund) will not be able to make electronic transfers (i.e., over the Internet, by telephone or by fax) back into that same Investment Account in that Contract for 30 calendar days starting the day after the transfer. The electronic transfers that will be restricted under this policy do not include certain types of transactions like systematic withdrawals, systematic purchases, automatic rebalancing, death and hardship withdrawals, certain transactions made within a retirement or employee benefit plan, such as contributions, mandatory distributions, loans and plan sponsor-initiated transactions, and other types of transactions specified by TIAA management.
To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on

TIAA Access ∎ Prospectus	37

the purchase, redemption or exchange of shares of any of the funds under the Separate Account.
If we regard the transfer activity as disruptive to an underlying fund’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a contract owner’s ability to make transfers by telephone, fax or over the Internet. We may also stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar transaction activity could be handled differently due to surrounding circumstances.
We seek to apply our market timing and other transfer policies uniformly to all contract owners. We reserve the right to waive these policies where management believes that the waiver is in the contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. This Contract is not appropriate for market timing. You should not invest in this Contract if you want to engage in market timing activity.
To the extent permitted by applicable law, we may not accept or we may defer transfers at any time when we are unable to purchase or redeem shares of any of the funds under the Separate Account.
Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, the value of account shares held by long-term participants may be diluted, transaction costs may increase, and there may be interference with the efficiency of portfolio management of the affected fund.
The funds available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. Those funds’ market timing policies are described in their respective prospectuses. The policies and procedures of a fund may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other funds. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the funds. However, we have entered into a written agreement, as required by SEC regulation, with each fund or its principal underwriter that obligates us to promptly provide to the fund certain information about the trading activity of individual contract owners, and to execute instructions from the fund to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing and excessive trading policies established by the fund upon request.

38	Prospectus ∎ TIAA Access

In addition, some funds may impose redemption fees on short-term trading (i.e., redemptions of fund shares within a certain number of days after purchase). The fund determines the amount of the redemption fee and the fee is retained by or paid to the fund assessing the redemption fee and not by TIAA. The redemption fee may affect the number and value of Accumulation Units transferred out of the Investment Account that invests in that fund and, therefore, may affect the Investment Account Accumulation. We reserve the right to administer and collect any such redemption fees from your Accumulation on behalf of the funds.
Withdrawals and surrenders
We do not charge a fee on withdrawals or the surrender of your Contract. Withdrawals will lower your Accumulation and your death benefit. There may be tax law and/or plan restrictions on certain transfers. Beginning this year, 401(k) and 403(b) plans have been required to allow you at least 90 days to opt‑out and withdraw amounts contributed from your pay under a mandatory automatic enrollment provision. Before you transfer or withdraw cash, make sure you also understand the possible federal and other income tax consequences. Withdrawals are done pursuant to instructions by the Participant. In the absence of specific instructions, a withdrawal will be made pro‑rata across the Investment Accounts that the Participant is allocated to.
Lump‑Sum Benefit. Subject to the provisions under your Contract, you may redeem the entire current account Accumulation as a lump‑sum benefit or withdraw a lesser amount from one or more of the Investment Accounts. Generally, withdrawals are not permitted less than $1,000. The lump‑sum benefit will not be available before the earliest date permitted under your employer’s plan. A portion of your Accumulation available to withdraw may be limited by your employer’s plan.
If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit may be subject to the rights of your spouse. Withdrawals will lower your Accumulation, will be subject to ordinary tax and may be subject to a 10% early distribution tax if taken before age 59 1⁄2.
Systematic Withdrawals. Subject to the provisions under your Contract, you may redeem Accumulation Units generally not less than $100 from one or more of the Investment Accounts on a systematic basis. Withdrawals may be paid semi-monthly, monthly, quarterly, semi-annually or annually. In the future, we may eliminate this minimum withdrawal amount. If you are married and if some or all of your Accumulation is subject to ERISA, your right to receive a lump‑sum benefit may be subject to the rights of your spouse. Withdrawals will lower your Accumulation, will be subject to ordinary income tax and may be subject to a 10% early distribution tax if taken before age 59 1⁄2.
Systematic Withdrawals to Pay Financial Advisory Fees. Subject to the provisions under your Contract and in certain situations, as agreed to between you and a registered investment adviser, you may authorize a series of systematic withdrawals

TIAA Access ∎ Prospectus	39

to pay the fees of a financial adviser. You can set up a program to have money withdrawn directly from your Contract to pay your advisor. Such systematic withdrawals are subject to all provisions applicable to systematic withdrawals, except as otherwise described in this section. We reserve the right to determine the eligibility of financial advisors for this type of fee reimbursement.
One series of systematic withdrawals to pay financial advisor fees may be in effect at the same time that another series of systematic withdrawals is also in effect. Systematic withdrawals to pay financial advisor fees must be scheduled to be made quarterly only, on the first day of each calendar quarter. The amount withdrawn from each Investment Account must be specified in dollars or percentage of Accumulation, and will be in proportion to the accumulations in each account at the end of the Business Day prior to the withdrawal. The financial advisor may request that we stop making withdrawals.
There are special rules for withdrawals to pay advisory fees. Only If permitted under your employer’s retirement plan and if you have arranged for us to pay advisory fees to your financial advisor from your accumulations, those partial withdrawals generally will not be treated as taxable distributions as long as:

●	the payment is for expenses that are ordinary and necessary;

●	the payment is made from a Section 401(a), 403(a), or 403(b) retirement plan;

●	your financial advisor’s payment is only made from the accumulations in your retirement plan, and not directly by you or anyone else, under the agreement with your financial advisor; and

●	once advisory fees begin to be paid from your retirement plan, you continue to pay those fees solely from your plan and not from any other source.
You should consult a qualified tax adviser regarding the tax treatment of the payment of adviser fees from your Contract.
Additional information on transfers and withdrawals
Transfer and Withdrawal Restrictions. If you are married, and all or part of your Accumulation is attributable to contributions made under:

A)	an employer plan subject to the Employment Retirement Income Security Act of 1974 (“ERISA”), or

B)	an employer plan that provides for spousal rights to benefits, then your rights to choose certain benefits are restricted by the rights of your spouse to benefits only to the extent required by the IRC or ERISA or the terms of your employer plan. See “Spouse’s Rights to Benefits” further below.
How to Request Transfers and Withdrawals.
To request a transfer or to withdraw cash, you can:

●	Use the TIAA website’s account access feature at www.tiaa.org;

●	Call our Automated Telephone Service at 800‑842‑2252; or

●	Write to TIAA at P.O. Box 1259, Charlotte, NC 28201.

40	Prospectus ∎ TIAA Access

You may be required to complete and return certain forms (in Good Order) to effect these transactions. We can suspend or terminate your ability to transact by telephone, over the Internet, or by fax at any time, for any reason.
How to transfer and withdraw your money
Withdrawing Cash.
You may withdraw cash from your SRA or GSRA Accumulation at any time during the Accumulation Period, provided federal tax law and the terms of your employer’s plan permit it (see below). Normally, you cannot withdraw money from your Contract if you have already applied that money to begin receiving lifetime annuity income. Current federal tax law restricts your ability to make in‑service cash withdrawals from your Accumulation under most voluntary salary reduction agreements. However, you will have at least 90 days to opt‑out and withdraw amounts taken from your pay under a mandatory automatic enrollment program, together with related earnings. If your employer’s plan permits, you may be able to withdraw money if you encounter hardship, as defined by the terms of your employer’s plan.
Under current federal tax law, you are not permitted to withdraw from 457(b) plans earlier than the calendar year in which you reach age 70 1⁄2 for private plans (59 1⁄2 for governmental plans), or leave your job or are faced with an unforeseeable emergency (as defined by law).
If you’re married, you may be required by law or your employer’s plan to provide us advance written consent from your spouse before TIAA makes certain transactions on your behalf. Spousal consent is not required to exercise opt‑out and withdrawal rights under a mandatory automatic enrollment program.
If you request a withdrawal, we will send the proceeds by check to the address of record, or by electronic funds transfer to the bank account on file if you have elected this method of payment. A letter of instruction with a signature guarantee is required if the withdrawal is sent to an address other than the address of record. You may obtain a signature guarantee from some commercial or savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee. Proceeds directed to a bank account not on file have restrictions that require completion of a verification process. Please contact us for further information.
We reserve the right to require a signature guarantee on any withdrawal.
Employer Plan Fees Withdrawals. Your Employer may, in accordance with the terms of your plan, withdraw amounts from your accumulations under your Retirement Choice or Retirement Choice Plus contract, and, if your certificate so provides, under your GRA or GSRA, or GA contract, to pay fees associated with the administration of the plan. TIAA processes such fee withdrawals in accordance with the terms of the recordkeeping service agreement between TIAA and the plan sponsor. An employer plan fee withdrawal cannot be revoked after its effective date under the plan and will reduce the Accumulation from which it is paid by the amount withdrawn.

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Loans
To the extent your employer’s plan provides and in accordance section 72(p) of the IRC, as amended, and ERISA, to the extent applicable, you may request a Retirement Plan Loan from your available Investment Account accumulations, at any time prior to your annuity starting date.
The amount of a Retirement Plan Loan may generally not exceed the least of:

I.	the total of your accumulations;

II.	50% of the present value of your vested accrued benefit under any of your employer’s plans; or

III.	$50,000.
An employer plan may increase these loan limits up to 100% of the present value of the vested accrued benefit and $100,000 with respect to a qualified individual affected by a qualified disaster. Your Contract or the employer plan may impose a maximum number of loans available to you.
A request for a Retirement Plan Loan must be made on or before your annuity starting date in accordance with the terms of your Contract. A Retirement Plan Loan will be effective as of the Business Day on which we receive your request, in a form acceptable to TIAA as well as any spousal waiver that may be required under ERISA or the terms of your employer’s plan. TIAA will determine all values as of the end of the effective date. You cannot revoke a request for a Retirement Plan Loan after its effective date.
The Retirement Plan Loan will be issued in accordance with the terms of a loan agreement. The loan agreement will describe the terms, conditions and any fees or charges for the loan. Generally, repayment may be accomplished via payroll deduction or ACH. The cost of a Retirement Plan Loan is based on the fees, as opposed to the difference or spread on interest rates. There is a $75 one‑time origination fee ($125 for residential loans) and a $25 annual maintenance fee. Any loan repayments applied to this Contract will be applied as new Premiums. If eligible for a six to ten year term loan, TIAA will assess an administrative fee of $125 to cover the expenses of issuing and maintaining the loan (the fee is subject to change).
Any outstanding loan balance will reduce your Accumulation, therefore it will reduce your death benefit and reduce the amount you can annuitize.
What are the charges and expenses of the Contract?
Charges, Expenses and Related Fees. There are charges, expenses and related fees associated with variable annuity contracts that will reduce the return on

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investment in the Contract. The charges, expenses and related fees associated with your Contract are subject to your employer’s plan and may include the following:
The Base Contract Charge. The Base Contract Charge includes the Separate Account Charge, which consists of the Mortality and Expense Risk Charge and an Administrative Expense Charge.
Separate Account Charge. We deduct charges each Valuation Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by us. The Contract provides that total Separate Account charges shall not exceed 2.00% per year of average net assets, which is composed of the mortality and expense risk charge with an annual maximum charge of up to 0.50% of average net assets of the Investment Accounts and an administrative expense charge with an annual maximum charge of up to 1.50% of average net assets of the Investment Accounts. While TIAA reserves the right to increase the Separate Account charges at any time (up to the 2.00% maximum), we will provide at least three months’ notice before any such increase.
Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contract with an annual maximum charge of up to 0.50% of average net assets of the Investment Accounts.
TIAA’s mortality risks come from its obligations to make annuity payments. We assume the risk of making annuity payments regardless of how long the annuitant(s) may live or whether the mortality experience of annuitants as a group is better than expected.
Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense deduction.
If the mortality and expense risk charge allowed under the Contract is not enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our general account assets, which may include amounts derived from the mortality and expense risk charge, to TC Services, the principal distributor of the Contract.
Administrative Expense Charge. This daily charge is for administration and operations, such as allocating Premiums and administering accumulations with an annual maximum charge of up to 1.50% of average net assets of the Investment Accounts.
No Deductions from Premiums and No Surrender Charge. There are no front‑end or deferred sales charges or surrender charges under the Contract.
No Administrative Account Fee or Annual Account Fee. We do not assess an administrative account fee nor an annual account fee.

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Other charges and expenses
Fund Expenses. Separate and apart from the expenses and charges under the Contract, there are certain deductions and expenses of the Underlying Funds that are paid out of the assets of the Underlying Funds. These expenses include charges for investment advice, portfolio accounting, custody, and other services provided for the fund. The investment advisors are entitled to an annual fee based on a percentage of the average daily net assets of each fund. For more information on Underlying Fund deductions and expenses, please read the funds’ current prospectuses.
Dealers. No commissions are paid to dealers as a percentage of purchase payments. For additional information on dealers please see above under the discussion “Distribution.”
The annuity period, receiving annuity income and Income Test Drive
The annuity period in general
You can partially or fully annuitize and receive an income stream from the Investment Account that invests in the Nuveen Lifecycle Retirement Income Fund. Participants with assets in the Investment Account that invests in the Nuveen Lifecycle Retirement Income Fund can directly annuitize from that Investment Account, or they can annuitize by transferring their assets into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the CREF Accounts, if these options are available under the terms of their employer’s plan. (TIAA Real Estate and the CREF Accounts are described in separate prospectuses. You may obtain these prospectuses by calling 877‑518‑9161). Participants in any other Investment Accounts who wish to annuitize can transfer their assets from their Investment Accounts into the Investment Account that invests in the Nuveen Lifecycle Retirement Income Fund or into the TIAA Traditional Annuity, the TIAA Real Estate Account, or one of the CREF Accounts, if these options are available under the terms of their employer’s plan. Unless you opt for a lifetime annuity, generally you must be at least age 59 1⁄2 to begin receiving annuity income payments from your annuity Contract free of a 10% early distribution tax. Your employer’s plan may also restrict when you can begin income payments. Under the minimum distribution rules of the IRC, you generally must begin receiving some payments from your Contract shortly after you reach the later of your RMD Applicable Age or you retire from the Employer of the plan. For more information, see the discussion under “Taxes” below.
Your income payments may be paid out through a variety of income options. You can pick a different Income Option for different portions of your Accumulation, but once you have started payments you usually cannot change your Income Option or Annuity Partner for that payment stream.

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Usually income payments are monthly. You can choose quarterly, semiannual, and annual payments as well. TIAA has the right to not make payments at any interval that would cause the initial payment to be less than $100. We will send your payments by mail to your home address or, on your request, by mail or electronic funds transfer to your bank.
For one‑life annuities, two‑life annuities, annuities for a fixed period, and Income Test Drive, your initial income payments are based on your Accumulation on the last Valuation Day before the annuity starting date, see below for discussion on “Annuity Income Options.” Your payments change after the initial payment based on the Investment Account’s investment experience and the Income Change Method you choose.
There are two income change methods for annuity payments: annual and monthly. Under the annual Income Change Method, payments from the Separate Account change each May 1, based on the net investment results during the prior year (from the day following the last Valuation Day in March of the prior year through the last Valuation Day in March of the current year). Under the monthly Income Change Method, payments change every month, based on the net investment results during the previous month. For the formulas used to calculate the amount of annuity payments, see below for discussion on “Annuity Payments.” The total value of your annuity payments may be more or less than your total Premiums. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.
Please note that when you annuitize, your Accumulation will be converted to income payments. If you elect partial annuitization, you may apply a portion of your Accumulation to one of the income options that we offer, while the remainder of your Accumulation can remain invested in your Investment Account. If you annuitize your entire Accumulation, generally, you will no longer be able to make withdrawals from your Contract and all accumulation phase benefits terminate, including the death benefit.
The annuity starting date
Your annuity starting date may not be earlier than the earliest date allowed under your employer plan, nor later than your required beginning date. Payment of your income benefit will begin as of the annuity starting date you have elected. You may not begin a one‑life annuity after you attain age 90, nor may you begin a two‑life annuity after You or Your second Annuitant attain age 90. At any time before you start to receive your income benefit, you may change your annuity starting date to a date after the change, by written notice to TIAA. Your income benefit may be subject to spouse’s rights. Please see discussion below under “Additional Information”—“Spouse’s Rights to Benefits.”
Ordinarily, annuity payments begin on the date you designate as your annuity starting date, provided we have received all documentation in Good Order necessary for the Income Option you’ve picked. If something is missing, we will let you know and will defer your annuity starting date until we receive the missing items and/or

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information. You may designate any future date for your annuitization request, in accordance with our procedures and as long as it is one on which we process annuitizations. Your first annuity check may be delayed while we process your choice of income options and calculate the amount of your initial payment. Any Premiums received within 70 days of the first of the month during which payments begin may be used to provide additional annuity income. Premiums received after 70 days of the first of the month during which payments begin will remain in your accumulating annuity Contract until you give us further instructions. For example, if your payments begin on March 15 and a premium is received on May 5, we will recalculate your payments (March 1 through May 5 totals 65 days) so you will receive additional annuity income. However, if your payments begin on March 15 and a premium is received on June 5 (March 1 through June 5 totals 96 days), then that premium would remain in the Accumulation portion of the Contract. Ordinarily, your first annuity payment can be made on any Business Day between the first and twentieth of any month.
Annuity income options
Both the number of annuity units you purchase and the amount of your income payments will depend on which income option(s) you pick. Your employer’s plan, tax law and ERISA may limit which income options you can use to receive income. Tax law may restrict your annuity options, depending on whom you name as second Annuitant or Beneficiary. Certain designated beneficiaries may need to receive payment of death benefits within ten years of the year of your death, and if you die after your required beginning date your designated Beneficiary will have to continue minimum distributions for the first nine years of the ten year period in order to satisfy required minimum distribution rules.
For minimum distributions from your IRA, you may elect to calculate your required minimum distribution by including the value of your annuity contracts, and apply the payments from those annuity contracts toward satisfying your annual RMD for that IRA and any other IRA you aggregate with it for purposes of satisfying RMD. Employer plans may also adopt this calculation method, with aggregation restricted to 403(b) plans. Although proposed regulations (see “Taxes”) have provided some guidelines for integrating annuity payments in minimum distribution calculations for retirement accounts, we are still waiting on further guidance from the IRS and the U.S. Treasury Department. Until such guidance is issued, we will not modify the calculation of RMD for purposes of administering employer plans. You should consult a qualified tax advisor before calculating your required minimum distributions. For more information, see “Taxes.” Ordinarily, you will choose your income options shortly before you want payments to begin, but you can make or change your choice any time before your annuity starting date.
For any of the income options described below, current federal tax law provides that your Guaranteed Period cannot exceed the joint life expectancy of You and Your Beneficiary or Annuity Partner, and other IRC stipulations may make some income options unavailable to you. Other income options may become available in the

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future, subject to the terms of your retirement plan and relevant federal and state laws. We may stop offering certain income options in the future. For more information about any annuity option, please contact us.
All of the income options provide variable payments, and the amount of income you receive depends in part on the investment experience of the Investment Accounts selected by you. The current options are:

●
One‑Life Annuity with or without Guaranteed Period: Pays income as long as you live. If you opt for a Guaranteed Period (10, 15 or 20 years) and you die before it’s over, income payments will generally continue to your Beneficiary until the end of the period, or we will commute the guarantee period payments in compliance with your Beneficiary’s minimum distribution requirements. If you do not opt for a Guaranteed Period, all payments end at your death—so, it is possible for you to receive only one payment if you die in less than a month after payments start. (The 15‑year Guaranteed Period is not available under all Contracts.)

●
Two‑Life Annuities: Pays income to you as long as you live, then continues at either the same or a reduced level for the life of your Annuity Partner. There are four types of two‑life annuity options, all available with or without a Guaranteed Period—Full Benefit to Survivor, Two‑Thirds Benefit to Survivor, 75% Benefit to Annuity Partner and a Half-Benefit to Annuity Partner. Under the Two‑Thirds Benefit to Survivor option, payments to you will be reduced upon the death of your Annuity Partner. If you opt for a Guaranteed Period (10, 15 or 20 years) and you die before it’s over, income payments will generally continue to your Beneficiary until the end of the period, or unless we need to commute the guarantee period payments to comply with your Beneficiary’s Minimum Distribution Requirements. All payments end at the later of the death of you and your Annuity Partner (or in the case of a Survivor, you and your Survivor)—so, it is possible for you to receive only one payment if these two deaths occur in less than a month. (The 15-year Guaranteed Period is not available under all Contracts.)

●
Annuity for a Fixed Period: Pays income for a set number of years chosen by you. The available number of years for you to choose from varies by Contract and this option is not available under all Contracts.

●
Minimum Distribution Option (“MDO”): Generally available only if you must begin annuity payments under the IRC minimum distribution requirements. Some employer plans allow you to elect this option earlier—contact TIAA for more information. The option, if elected, automatically pays an amount designed to fulfill the distribution requirements under federal tax law. The option is not available under all Contracts. You must apply your entire Accumulation under a Contract if you want to use the MDO. It is possible that income under the MDO will cease during your lifetime. Prior to age 90, and subject to applicable plan and legal restrictions, you can apply any remaining part of an Accumulation applied to the MDO to any other Income Option for which you’re eligible. Using the MDO will not affect your right to take a cash

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withdrawal of any Accumulation not yet distributed (to the extent that a cash withdrawal was available to you under your Contract and under the terms of your employer’s plan). This automatic payout option is not available under all Contracts. Instead, for some Contracts, required minimum distributions will be paid directly from those Contracts pursuant to the terms of your employer’s plan.

●
Receiving Lump‑Sum Payments (Retirement Transition Benefit): If your employer’s plan allows, you may be able to receive a single sum payment of up to 10% of the value of any part of an Accumulation being converted to one‑life or two‑life annuity on the annuity starting date. Of course, if your employer’s plan allows cash withdrawals, you can take a larger amount (up to 100%) of your Accumulation as a cash payment. The retirement transition benefit will be subject to current federal income tax requirements and possible early distribution tax. See “Taxes.”

Income Test Drive
Income Test Drive is an optional feature that essentially lets you try variable income payments for a 2‑year period without making an irrevocable decision to annuitize. You retain your Accumulation Units during the Income Test Drive, and payments made during the Income Test Drive are withdrawals from your Accumulation Units. Payments are calculated to approximate the amount you would receive under a one‑life or two‑life annuity for the Income Option and Income Change Method you select, adjusted to reflect the Income Test Drive. If you decide to Income Test Drive your entire Accumulation, any Premiums received during the 2‑year period will be applied to purchase Accumulation Units that will be used to increase your variable income payments.
You can change your mind during the Income Test Drive, and future payments will stop when you notify us of your decision prior to expiration of the 2‑year period. If you die during the Income Test Drive, payments will stop, and the Beneficiary named in your Contract will be entitled to the remaining Accumulation (required minimum distribution rules may require payment within ten years and a continuation of minimum distributions if you die after your required beginning date). At the end of the Income Test Drive, if you have not decided to stop payments, your remaining Accumulation applied to the Income Test Drive feature will be converted to annuity units payable under the Income Option you chose when you started this feature. Once the conversion to annuity units takes place, it is irrevocable. If you decide before the end of the Income Test Drive that you want to begin annuity income payments immediately, you may do so subject to certain election procedures. The conversion of Accumulation Units to annuity units may result in annuity payments that are greater or less than the amount of the last payment during the Income Test Drive.
We may stop providing the Income Test Drive feature at any time. The Income Test Drive feature may not be available under the terms of your employer’s plan. For

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information about withdrawals from your Contract, see “How to transfer and withdraw your money.”
Annuity payments
You are the Annuitant under the Contract. This means if you choose a lifetime Income Option, annuity payments will continue for as long as you live. The amount of annuity payments we pay You or Your Beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. The amount of the annuity payments will change according to the Income Change Method chosen.
Under the annual Income Change Method, the value of an Annuity Unit for payments is redetermined on March 31 of each year (or, if March 31 is not a Valuation Day, the immediately preceding Valuation Day). This date is called the “annual payment Valuation Day.” Annuity payments change beginning May 1. The change reflects the net investment experience of the Separate Account. The net investment experience for the twelve months following the annual payment Valuation Day will be reflected in the Annuity Unit value determined on the next year’s annual payment Valuation Day.
Under the monthly Income Change Method, the value of an Annuity Unit for payments is determined on the payment Valuation Day, which is the 20th day of the month preceding the payment due date or, if the 20th is not a Business Day, the preceding Business Day. The monthly changes in the value of an Annuity Unit reflect the net investment experience of the Separate Account. The formulas for calculating the number and value of annuity units payable are described below.
TIAA reserves the right to modify or stop offering the annual or monthly income change methods.
Generally, annuity payments are paid monthly. For income options involving life income, the actual age of the annuitant(s) will affect the amount of each payment. Since payments based on older annuitants are expected to be fewer in number, the amount of each income payment should be greater than payments based on younger annuitants. If your annuity payments would be or become less than $100 a month, we reserve the right to change the frequency of payments to quarterly, semi‑annual or annual payments, whichever would result in payments of at least $100 or more and the shortest interval of payments.
Transfers during the annuity period
After you begin receiving annuity income from a one‑life annuity, two‑life annuity, or annuity for a fixed period, you can, subject to current tax law and the terms of your Contract, transfer all or part of any annuity units (which determine annuity income payable) once each calendar quarter from the Separate Account into a “comparable annuity” payable from (i) another fund within the Separate Account (if available), (ii) a CREF Account, (iii) the TIAA Real Estate Account, (iv) another TIAA annuity or (v) TIAA’s Traditional Annuity. You can also transfer annuity units from the

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CREF Accounts or the TIAA Real Estate Account or another TIAA annuity into a comparable annuity payable from the Separate Account in accordance with the terms of your annuity Contract. Comparable annuities are those which are payable under the same Income Option, and have the same first and second Annuitant, and remaining Guaranteed Period.
We will process and credit your transfer on the Business Day we receive your request in Good Order. You can also choose to have a transfer take effect at the close of any future Business Day. Transfers under the annual income payment method will affect your annuity payments beginning on the May 1 following the March 31 which is on or after the effective date of the transfer. Transfers under the monthly income payment method and all transfers into the TIAA Traditional Annuity will affect your annuity payments beginning with the first payment due after the monthly payment Valuation Day that is on or after the transfer date. You can switch between the annual and monthly income change methods, and the switch will go into effect on the last Valuation Day in March. Although the payout streams are actuarially equivalent and there is no charge for engaging in such a transfer, it is possible that the new options may apply different mortality or interest assumptions, and could therefore result in variation between the initial payments from the new option and the payments that were being made out of the original option.
Calculating the number of annuity units payable
When a Participant or a Beneficiary converts all or a portion of his or her Accumulation into a one‑life annuity, two‑life annuity, or annuity for a fixed period, the number of annuity units payable from the Separate Account under an Income Change Method is determined by dividing the value of the account Accumulation to be applied to provide the annuity payments by the product of the Annuity Unit value for that Income Change Method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.
The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this Separate Account. Contract owners bear no mortality risk under their Contracts—actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.
The number of annuity units payable under an Income Change Method under your Contract will be reduced by the number of annuity units you transfer out of that Income Change Method under your Contract. The number of annuity units payable will be increased by any internal transfers you make into that Income Change Method under your Contract.

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Value of annuity units
The Investment Account’s Annuity Unit value is calculated separately for each Income Change Method for each Valuation Day. We assume an investment return of 4%. The Annuity Unit value for each Income Change Method is determined by updating the Annuity Unit value from the previous Valuation Day to reflect the net investment performance of the account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the account will earn the 4% assumed investment return in the future.
The initial value of the Annuity Unit for a new Annuitant is the value determined as of the Valuation Day before annuity payments start.
For participants under the annual Income Change Method, the value of the Annuity Unit for payment remains level until the following May 1. For those who have already begun receiving annuity income as of March 31, the value of the Annuity Unit for payments due on and after the next succeeding May 1 is equal to the Annuity Unit value determined as of the last Valuation Day in March.
For participants under the monthly Income Change Method, the value of the Annuity Unit for payments changes on the payment Valuation Day of each month for the payment due on the first of the following month.
TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.
Death benefits
If you die before receiving annuity payments, your Beneficiary may be eligible to receive a death benefit. The value of the death benefit equals the Accumulation under the Contract. Withdrawals made during the Accumulation Period will reduce the value of the death benefit.
Choosing beneficiaries
Subject to the terms of your employer’s plan, death benefits under TIAA contracts are payable to the beneficiaries you name. When you purchase your annuity Contract, you name one or more beneficiaries to receive the death benefit if you die. You can generally change your beneficiaries any time before you die, and, unless you instruct otherwise, your Annuity Partner can do the same after your death. Changing beneficiaries may impact your annuity options, even for annuities that have already begun to make payments. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of the year of your death in order to satisfy required minimum distribution rules. For more information, see “Taxes.”

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Your spouse’s rights
Your choice of Beneficiary for death benefits may, in some cases, be subject to the consent of your spouse. Similarly, if you are married at the time of your death, your plan and/or federal law may require a portion of the death benefit be paid to your spouse even if you have named someone else as Beneficiary. If you die without having named any Beneficiary, any portion of your death benefit not payable to your spouse will go to the default beneficiary under the employer’s plan hierarchy or your estate.
Amount of death benefit
If you die during the Accumulation Period, the death benefit is the amount of your Accumulation. Each death benefit payment method described below is an elected option and there is no additional fee or cost associated with any payment method.
If you and your Annuity Partner die during the annuity period while payments are still due under a fixed-period annuity or for the remainder of a Guaranteed Period, the death benefit is the present value, based on an effective annual interest rate of 4%, of the unit annuity payments due for the remainder of the period.
Payment of death benefit
To authorize payment and pay a death benefit, we must have received all necessary forms and documentation (in Good Order), including proof of death and the selection of the method of payment.
Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on contract owners, insureds, beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances. Because Federal ERISA law preempts state unclaimed property laws, ERISA funds are not subject to escheatment. If ERISA funds are abandoned, they are applied back to the contract.
Contract owners are urged to keep their own, as well as their insureds’, beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and Social Security numbers. Such updates should be communicated via www.tiaa.org, in writing to TIAA at P.O. Box 1259, Charlotte, NC 28201, or by calling our Automated Telephone Service (24 hours a day) at 800‑842‑2252.
Methods of payment of death benefits
Generally, you can choose for your Beneficiary the method we will use to pay the death benefit, but few participants do this. If you choose a payment method, you can also prevent your beneficiaries from changing it. Most people leave the choice to their beneficiaries. We can prevent any choice if its initial payment is less than $25. Changes in tax laws may require certain designated beneficiaries to receive payment of death benefits within ten years of your death in order to satisfy required

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minimum distribution rules. Your choice of Beneficiary may limit your options with regard to payment of the death benefit. For more information, see “Taxes.”
Payments during Accumulation Period
Currently, the available methods of payment for death benefits from funds in the Accumulation Period are:

●	Single‑Sum Payment. The entire death benefit is paid to your Beneficiary at once;

●
One‑Life Annuity With or Without Guaranteed Period. Only available to spouse beneficiaries and eligible designated beneficiaries (see “Taxes”), the death benefit is paid for the life of the Beneficiary or through the Guaranteed Period;

●
Annuity for a Fixed Period (only available for certain Contracts). The death benefit is paid for a fixed number of years (subject to the terms of the Contract and the Internal Revenue Code’s minimum distribution requirements); and

●
Minimum Distribution Payments. The Beneficiary can elect to have payments made automatically in the amounts necessary to satisfy the Internal Revenue Code’s minimum distribution requirements. It is possible under this method that your Beneficiary will not receive income for life. Secure 2.0 and final and proposed regulations have extensively changed minimum distribution requirements, especially with regard to surviving spouses. See “Taxes” and “Enacted Tax Legislation” below for more information.

You should consult a qualified tax advisor before designating a Beneficiary.
Death benefits are usually paid monthly (unless you chose a single‑sum method of payment), but your Beneficiary can switch them to quarterly, semiannual or annual payments.
Payments during annuity period
If you and your Annuity Partner die during the annuity period, your Beneficiary can choose to receive any remaining guaranteed periodic payments due under your Contract (although required minimum distribution rules may require payment within ten years to avoid an excise tax). Alternatively, your Beneficiary can choose to receive the Commuted Value of those payments in a single sum unless you have indicated otherwise. The amount of the Commuted Value will be different from the total of the periodic payments that would otherwise be paid.
Ordinarily, death benefits are subject to federal tax. If taken as a lump‑sum, death benefits would be taxed like a complete withdrawal. If taken as annuity benefits, the death benefit would be taxed like annuity payments. For more information, see the discussion under “Taxes” below.
Taxes
This section offers general information concerning federal taxes. It does not cover every situation. Tax treatment varies depending on the circumstances, and

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state and local taxes may also be involved. For complete information on your personal tax situation, please consult a qualified tax or legal advisor.
This Contract may be purchased only in connection with a tax‑qualified retirement plan under IRC sections 401(a) and 403(a), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). If the Contract were to be purchased other than in connection with such a tax‑qualified retirement plan, you would not receive the tax benefits normally associated with annuity contracts and you would be subject to current tax. The tax rules applicable to the contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a contract may be subject to the terms of the retirement plan itself, regardless of the terms of the contract. Adverse tax consequences may result if contributions, distributions, and other transactions with respect to the contract are not made or effected in compliance with the law. The following discussion assumes that the contract is issued in connection with one of the retirement plans listed above.
Contributions
Generally, contributions you can make under an employer’s plan are limited by federal tax law. For 2026, employee voluntary salary reduction contributions and Roth after‑tax contributions to 403(b) and 401(k) plans are limited to ($24,500) per year ($32,500) per year if you are age 50 or older. If your plan allows and you are ages 60 through 63, a higher catch‑up limit applies under Secure 2.0 beginning this year. The higher limit is 150% of the regular catch‑up contribution limit for participants ages 50 or older. For 2026, the higher limit is $11,250, resulting in a total contribution limit of $35,750. Certain long-term employees may be able to defer additional amounts in a 403(b) plan. Contact your qualified tax advisor for more information. The maximum contribution limit to a 457(b) nonqualified deferred compensation plan is the lesser of ($24,500) or 100% of “includable compensation” (as defined by law). The higher regular catch‑up contribution limit for ages 60‑63 also applies to these plans. Special catch‑up rules may permit a higher contribution in one or more of the last three years prior to an individual’s normal retirement age under the plan. The ($24,500) limit is increased to ($32,500) for employees of state and local governments who are age 50 or older.
Note that the dollar amounts listed above are for 2026; different dollar limits may apply in future years.
Taxation on withdrawals
During the Accumulation Period, Premiums paid in before‑tax dollars, Employer contributions and earnings attributable to these amounts are not taxed as ordinary income until they’re withdrawn. Annuity payments, single sum withdrawals, systematic withdrawals, and death benefits are usually taxed as ordinary income. Premiums paid in after‑tax dollars are not taxable when withdrawn, but earnings attributable to these amounts are taxable unless those amounts are contributed as Roth contributions to a 401(a), 403(b), or governmental 457(b) plan and certain criteria are met before the amounts (and the income on the amounts) are

54	Prospectus ∎ TIAA Access

withdrawn. Generally, rollovers between qualified retirement plans and transfers between 403(b) plans are not taxed. Transfers among the Investment Accounts within a plan also are not taxed.
If you receive a distribution from any 401(a), 403(a), or 403(b) retirement plan before you reach age 59 1⁄2 and you do not timely roll over or directly transfer such distribution to an IRA or employer plan in accordance with federal tax law, you may have to pay an additional 10% early distribution tax on the taxable amount. In general, however, there is no early distribution tax on distributions (1) made on or after the taxpayer reaches age 59 1⁄2, (2) made on or after the death of the contract owner, (3) attributable to the taxpayer’s becoming disabled, or (4) made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer. The substantially equal periodic payments exception continues to apply in the case of a rollover of a retirement account, or application of a retirement account to an annuity making distributions that satisfy the required minimum distribution rules. Other exceptions may be applicable under certain circumstances, such as distributions made in cases of financial hardship or unforeseeable emergencies or in connection with a qualified birth or adoption, or terminal illness and special rules may be applicable in connection with the exceptions enumerated above. Early distributions from 457(b) plans are not subject to a 10% premature distribution tax penalty unless, in the case of a governmental 457(b) plan, the distribution includes amounts rolled over to the plan from a 401(a), 403(a), or 403(b) plan. Consult your qualified tax or legal advisor for more information.
Minimum distribution requirements
In most cases, individual employees must begin taking minimum distributions from their qualified contracts by their required beginning date of April 1st of the year following the calendar year in which they reach their RMD Applicable Age (or retirement, if later for employer retirement plan accounts). For Traditional IRAs (other than Roth IRAs), and with respect to 5% or more owners of the business covered by a Keogh plan, an individual employee’s required beginning date is April 1st of the year following the calendar year in which they reach their RMD Applicable Age.
The “RMD Applicable Age” is age 70 1⁄2 for employees born before 7/1/1949; age 72 if they were born on or after 7/1/1949 or in 1950; age 73 if born between 1951 and 1959; and age 75 if they were born on or after 1960.
Other minimum distribution requirements apply to beneficiaries of deceased participants. Under the terms of certain retirement plans, the plan administrator may direct us to make the minimum distributions required by law even if you do not elect to receive them. In addition, if you do not begin distributions on time, you may be subject to an excise tax of up to 25% on the amount you should have received but did not. If a failure to take a required minimum distribution is corrected within a correction window, as specified in the tax law, the excise tax on the failure will be reduced to 10 percent. Roth IRAs and designated Roth accounts under employer plans are not subject to these rules requiring minimum distributions during your

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lifetime. You are responsible for requesting distributions that comply with the minimum distribution rules. Please consult your tax or legal advisor for more information.
Amounts payable to an individual non‑spouse Beneficiary must generally be distributed in full within a 10‑year period after the year of the Participant’s death. If a Participant’s death occurs after the Participant’s required beginning date, the non‑spouse Beneficiary must continue to take required minimum distributions at least as rapidly as the decedent during the first 9 years of the 10‑year period. After the first Beneficiary dies, the 10‑year distribution period would generally apply to the Beneficiary of the first deceased Beneficiary. Generally, the second-generation Beneficiary is also required to continue required minimum distributions at least as rapidly for the remainder of the 10‑year distribution period. Certain exceptions apply to “eligible designated beneficiaries” which include disabled and chronically ill individuals (or a trust for their benefit), a minor child of the Participant until he or she reaches majority (21 years of age), and anyone else who is older than or not more than 10 years younger than the Participant. An eligible designated Beneficiary is generally able to satisfy the minimum distribution requirements by “stretching” payouts over the beneficiary’s life expectancy. Minor children, however, can only “stretch” the RMD until they are 21. Thereafter, they will be limited to a 10‑year distribution period which ends when they reach the age of 31. Surviving spouses may elect to determine RMD in the same manner as the deceased participant, using the Uniform Lifetime Table. Proposed regulations have been issued to provide guidance on implementation of this provision and you should consult your qualified tax or legal advisor for more information. The current law also applies to One‑Life, Two‑Life and Fixed Period annuities beginning payments after December 19, 2019. The IRS and Treasury released final regulations with a general effective date of January 1, 2025 updating existing minimum distribution requirements for qualified retirement plans, 403(b) plans, 457(b) plans and IRAs. These rules address many of the outstanding issues concerning interpretation of the Setting Every Community Up for Retirement Enhancement (SECURE) Act of 2019, Division O of the Further Consolidated Appropriations Act of 2019, P.L. 115‑94, enacted in December 2019. Proposed regulations were also issued alongside the final regulations to address the RMD of surviving spouses, as indicated above, and certain other outstanding RMD issues under the final regulations. We cannot predict which proposed regulations will become final regulations. Consult your qualified tax or legal advisor for more information.
You should consult a qualified tax advisor before selecting an Income Option or designating a Beneficiary.
Withholding on Distributions. If we pay an “eligible rollover distribution” directly to you, federal law requires us to withhold 20% from the taxable portion. On the other hand, if we roll over such a distribution directly to an IRA or employer plan, we do not withhold any federal income tax. The 20% withholding also does not apply to certain types of distributions that are not considered eligible rollovers, such as payments from IRAs, hardship withdrawals, lifetime annuity payments, substantially

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equal periodic payments over your life expectancy or over 10 or more years, or minimum distribution payments.
We will generally withhold federal income taxes on the taxable portion of payments other than “eligible rollover distributions” in accordance with the withholding certificate you provide. IRS Form W‑4R provides for withholding from 0% to 100%, with a 10% default rate. This form is generally used for distributions other than annuity payments. Annuity payments are subject to withholding based on IRS Form W‑4P, with a default of single status with no adjustments. Individual non‑resident, non‑citizens of the United States use IRS Form W‑8BEN (see “Annuity Purchases by Non‑Residents or Non‑Citizens of the U.S.”).
Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. These rules also apply to distributions from governmental 457(b) plans. In general, all amounts received under a private 457(b) plan are taxable and are subject to federal income tax withholding as wages. In addition, distributions may be subject to state and/or municipal taxes. Consult a qualified tax or legal advisor regarding the appropriate withholding for your situation.
Premium Taxes. Some states assess premium taxes on the qualified annuity contract Premiums paid under the Contract (e.g. 403(b)). We will deduct the total amount of premium taxes, if any, from your Accumulation based on current state insurance laws, subject to the provisions of your Contract, and our status in the state. Generally, premium taxes range from 0% to 1%, on qualified annuity contract Premiums depending on the state.
Other considerations
Federal estate, gift and generation-skipping transfer taxes
A purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary who survives the decedent is included in the decedent’s gross estate. Depending on the terms of the contract, the value of the annuity included in the gross estate may be the value of the lump‑sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a gift tax when all or part of an annuity contract is transferred to another person for less than adequate consideration and a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS. For 2026 the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $15,000,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking

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guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Definition of Spouse under Federal Law. A person who meets the definition of “spouse” under federal law may avail themselves to certain contractual rights and benefits. Any right of a spouse that is made available to continue the Contract and all Contract provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “spouse” under federal law. IRS guidance provides that, although civil unions and domestic partnerships may be recognized under state law, they are not marriages unless denominated as such. The impact of the Respect for Marriage Act, providing certain protections for interracial and same‑sex marriages, on existing IRS guidance regarding civil unions and domestic partnerships is uncertain. Consult a qualified tax or legal advisor for more information on this subject.
Annuity Purchases by Non‑Residents or Non‑Citizens of the U.S. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.
Enacted Tax Legislation. Secure 2.0 was signed into law under Division T of the Consolidated Appropriations Act of 2023. Certain Act provisions are effective as of 2026 or later years. On July 4, 2025, Congress enacted the One Big Beautiful Bill Act, Public Law 119‑21. This law did not specifically address taxation of annuity contracts. However, the Act concerns individual tax rates and expiring individual tax provisions, among many other individual tax provisions, and is likely to affect your personal tax situation. One such provision is the increase to the federal estate tax, gift tax and GST tax exemption (see “Federal estate, gift and generation-skipping transfer taxes”). You should consult a tax adviser with respect to these legislative developments.
Possible tax law changes. There is always the possibility that the tax treatment of your Contract could change by legislation or otherwise. However, the timing and nature of legislative changes is uncertain. Consult a tax or legal advisor with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and the above discussion does not constitute tax advice.

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Additional information
Spouse’s Rights to Benefits. If you are married, and all or part of your Accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, will your rights to choose certain benefits be restricted by the rights of your spouse to benefits as follows:

●	Spouse’s survivor retirement benefit. If you are married on your annuity starting date, your income benefit must be paid under a two‑life annuity with your spouse as second Annuitant.

●
Spouse’s survivor death benefit. If you die before your annuity starting date and your spouse survives you, the payment of the death benefit to your named Beneficiary may be subject to your spouse’s right to receive a death benefit. Under an employer plan subject to ERISA, your spouse has the right to a death benefit of at least 50% of any part of your Accumulation attributable to contributions made under such a plan. Under an employer plan not subject to ERISA, your spouse may have the right to a death benefit in the amount stipulated in the plan.

Your spouse may consent to a waiver of his or her rights to these benefits.
Waiver of Spouse’s Rights. If you are married, and all or part of your Accumulation is attributable to contributions made under:

A)	an employer plan subject to ERISA; or

B)	an employer plan that provides for spousal rights to benefits, then, only to the extent required by the IRC or ERISA or the terms of your employer plan, your spouse must consent to a waiver of his or her rights to survivor benefits before you can choose:

●	an Income Option other than a two‑life annuity with your spouse as second Annuitant; or

●	beneficiaries who are not your spouse for more than the percentage of the death benefit allowed by the employer plan; or

●	a lump‑sum benefit.
In order to waive the rights to spousal survivor benefits, we must receive, in a form satisfactory to us, your spouse’s consent, or a satisfactory verification that your spouse cannot be located. A waiver of rights with respect to an Income Option or a lump‑sum benefit must be made in accordance with the IRC and ERISA, or the applicable provisions of your employer plan. A waiver of the survivor death benefit may not be effective if it is made prior to the earlier of the plan year in which you reach age 35 or your severance from employment with your Employer.
Verification of your marital status may be required, in a form satisfactory to us, for purposes of establishing your spouse’s rights to benefits or a waiver of these

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rights. (For more information about the definition of a “spouse,” see “Taxes— Definition of Spouse under Federal Law.”) You may revoke a waiver of your spouse’s rights to benefits at any time during your lifetime and before the annuity starting date. Your spouse may not revoke a consent to a waiver after the consent has been given.
Payment to an estate, guardian, trustee, etc.
We reserve the right to pay in one sum the Commuted Value of any benefits due an estate, corporation, partnership, trustee or other entity that is not a natural person. Neither TIAA nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.
Proof of survival. We reserve the right to require satisfactory proof that anyone named to receive benefits under a contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received.
Benefits based on incorrect information. If the amounts of benefits provided under a contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made.
Timing of payments to you. In general, we will make the following types of payments within seven calendar days after we have received all the information we need to process your request:

●	cash withdrawals;

●	transfers to TIAA (e.g., another TIAA annuity offered by your employer’s plan), CREF, funds, or to other companies;

●	payments under a fixed-period annuity; and

●	death benefits.
Each of these types of payments is described above. The seven‑day period may be extended under applicable law in certain circumstances, such as an SEC‑recognized emergency. There may also be delays in making payments for other reasons (e.g., payments in connection with loans, or if you have requested a transfer to another company and we have not received information we need from that company, or if there is missing or incorrect information in forms required for income tax withholding and reporting purposes). Your payment may also be delayed if your request is not in “Good Order.” If you request that withdrawal proceeds from an Investment Account be transferred to another investment vehicle and there is a delay in the investment of those proceeds, you will not experience the investment performance of that investment vehicle during such a delay. In addition, if, pursuant to SEC rules, the Nuveen Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the fund, or as a result of fund liquidity levels, we will delay payment of any transfer, partial withdrawal, surrender, or death

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benefit from the Nuveen Money Market Investment Account until the fund pays redemption proceeds.
Legal Proceedings. Neither the Separate Account, TIAA nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA to meet its obligations under the Contracts, or the ability of TC Services to perform its contract with the Separate Account.
Texas Optional Retirement Program Participants. If you are in the Texas Optional Retirement Program, you (or your Beneficiary) can redeem some or all of your Accumulation only if you retire, die, or leave your job in the state’s public institutions of higher education.
Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet the contractual obligations of our general account. In order to meet our claims-paying obligations, we monitor our reserves so that we hold amounts required under state law to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.
Information from TIAA. TIAA provides recordkeeping and other plan-related services for many retirement plans and their participants investing in the Separate Account. A retirement plan sponsor typically agrees with TIAA on the services to be provided and a total price for providing these services to its plan and its participants. TIAA plan pricing arrangements can affect the overall costs of retirement plan investments for plan sponsors and participants. TIAA plan pricing arrangements are not reflected in the Separate Account charges described in this prospectus.
Statements and Reports. You will receive a confirmation statement each time you make a transfer to, a transfer out, or a cash withdrawal from the Separate Account or among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you are using an automatic investment plan, you will receive a statement confirming those transactions following the end of each calendar quarter.
If you have any accumulations in the Separate Account, you will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

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(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited to you during the quarter and in total;

(3)	cash withdrawals, if any, from the Investment Accounts during the quarter; and

(4)	any transfers during the quarter.
You will also receive, at least semi-annually, reports (or notices regarding the availability of reports) containing the financial statements.
Financial Statements of Us and the Separate Account. Our financial statements and the financial statements of the Separate Account have been included in the SAI.
How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. Our financial statements, as well as the financial statements of the Separate Account, are located in the SAI. For a free copy of the SAI, simply call or write us at the phone number or address referenced earlier in this prospectus. In addition, the SAI is available on the SEC’s website at www.sec.gov.
Errors or Omissions. We reserve the right to correct any errors or omissions on any form, report, or statement that we send you.
Householding. To lower expenses and eliminate duplicate documents sent to your home, we may mail only one copy of the TIAA prospectus and other required documents to your household, even if more than one Participant lives there. If you prefer to continue to receive your own copy of any document, write or call us at: 800‑842‑2252.
General information
Electronic Prospectus. If you received this prospectus electronically and would like a paper copy, please call 800‑842‑2252 and we will send it to you.
Telephone and Internet Transactions. You can use our Automated Telephone Service (“ATS”) or the TIAA website’s account access feature at www.tiaa.org to check your account balances, transfer between accounts or to TIAA, and allocate future contributions among the accounts and funds offered under your employer’s plan available to you through TIAA. You will be asked to enter your Personal Identification Number (“PIN”) and Social Security number for both systems. (You can establish a PIN by calling us.) Both the ATS and the TIAA website’s account access feature will lead you through the transaction process and TIAA will use reasonable procedures to confirm that instructions given online or by phone are genuine. If we use such procedures, we are not responsible for incorrect or fraudulent transactions. All transactions made over the ATS, Internet or by phone are electronically recorded.
To use the ATS, you need a touch-tone telephone. The toll-free number for the ATS is 800‑842‑2252. To use the Internet, go to the account access feature of the TIAA website at www.tiaa.org.

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We can suspend or terminate your ability to transact by Internet or telephone at any time, for any reason.
Customer Complaints. Customer complaints may be directed to TIAA Customer Care, P.O. Box 1259, Charlotte, NC 28201, telephone 800‑842‑2252.

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Appendix A—Funds available under the Contract
The following is a list of Funds available under the Contract. The availability of Funds to invest in may vary by Employer and you should refer to your plan documents for the list of available Funds. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at: www.tiaa.org/access_pro. You can also request this information at no cost by calling 800‑842‑2252, or by sending an email request to: disclosure@tiaa.org.
The current expenses and performance information below reflects fees and expenses of the Funds, but does not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	Nuveen Bond Index Fund (Class R6) Teachers Advisors, LLC	0.07%		7.11%	-0.45%	1.89%
Fixed Income	Nuveen Core Bond Fund (Class R6) Teachers Advisors, LLC	0.29%		7.36%	0.14%	2.57%
Equity	Nuveen Core Equity Fund (Class R6) Teachers Advisors, LLC	0.40%		14.11%	13.80%	14.12%
Fixed Income	Nuveen Core Impact Bond Fund (Class R6) Teachers Advisors, LLC	0.35%		7.50%	-0.10%	2.32%
Fixed Income	Nuveen Core Plus Bond Fund (Class R6) Teachers Advisors, LLC	0.30%		7.34%	0.47%	2.84%
Equity	Nuveen Emerging Markets Equity Fund (Class R6) Teachers Advisors, LLC	0.89%		36.05%	0.61%	7.06%
Equity	Nuveen Emerging Markets Equity Index Fund (Class R6) Teachers Advisors, LLC	0.15%		34.13%	3.87%	8.20%
Equity	Nuveen Equity Index Fund (Class R6) Teachers Advisors, LLC	0.04%		17.07%	13.11%	14.25%
Fixed Income	Nuveen Green Bond Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	6.74%	0.25%	N/A

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				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Fixed Income	Nuveen High Yield Fund (Class R6) Teachers Advisors, LLC	0.36%		8.39%	4.54%	5.92%
Fixed Income	Nuveen Inflation Linked Bond Fund (Class R6) Teachers Advisors, LLC	0.26%		7.08%	2.43%	3.15%
Fixed Income	Nuveen International Bond Fund (Class R6) Teachers Advisors, LLC	0.60	%¹	4.24%	0.61%	N/A
Equity	Nuveen International Equity Fund (Class R6) Teachers Advisors, LLC	0.45%		33.33%	8.23%	8.03%
Equity	Nuveen International Equity Index Fund (Class R6) Teachers Advisors, LLC	0.05%		31.58%	9.02%	8.36%
Equity	Nuveen International Opportunities Fund (Class R6) Teachers Advisors, LLC	0.60%		20.39%	1.78%	7.68%
Equity	Nuveen International Responsible Equity Fund (Class R6) Teachers Advisors, LLC	0.33%		28.59%	8.58%	8.33%
Equity	Nuveen Large Cap Growth Fund (Class R6) Teachers Advisors, LLC	0.40%		15.59%	11.51%	15.80%
Equity	Nuveen Large Cap Growth Index Fund (Class R6) Teachers Advisors, LLC	0.05%		18.50%	15.26%	18.06%
Equity	Nuveen Large Cap Responsible Equity Fund (Class R6) Teachers Advisors, LLC	0.17%		16.61%	11.93%	13.68%
Equity	Nuveen Large Cap Value Fund (Class R6) Teachers Advisors, LLC	0.40%		17.49%	12.74%	10.79%
Equity	Nuveen Large Cap Value Index Fund (Class R6) Teachers Advisors, LLC	0.05%		15.84%	11.27%	10.48%
Asset Allocation	Nuveen Lifecycle Retirement Income Fund (Class R6) Teachers Advisors, LLC	0.37	%¹	11.78%	4.55%	6.23%
Asset Allocation	Nuveen Lifecycle 2010 Fund (Class R6) Teachers Advisors, LLC	0.36	%¹	11.42%	4.49%	6.29%
Asset Allocation	Nuveen Lifecycle 2015 Fund (Class R6) Teachers Advisors, LLC	0.37	%¹	11.68%	4.67%	6.60%

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				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle 2020 Fund (Class R6) Teachers Advisors, LLC	0.39	%¹	12.41%	5.06%	7.07%
Asset Allocation	Nuveen Lifecycle 2025 Fund (Class R6) Teachers Advisors, LLC	0.39	%¹	13.00%	5.59%	7.69%
Asset Allocation	Nuveen Lifecycle 2030 Fund (Class R6) Teachers Advisors, LLC	0.40	%¹	14.18%	6.35%	8.43%
Asset Allocation	Nuveen Lifecycle 2035 Fund (Class R6) Teachers Advisors, LLC	0.41	%¹	15.30%	7.19%	9.18%
Asset Allocation	Nuveen Lifecycle 2040 Fund (Class R6) Teachers Advisors, LLC	0.42	%¹	17.02%	8.28%	10.05%
Asset Allocation	Nuveen Lifecycle 2045 Fund (Class R6) Teachers Advisors, LLC	0.43	%¹	18.13%	9.01%	10.63%
Asset Allocation	Nuveen Lifecycle 2050 Fund (Class R6) Teachers Advisors, LLC	0.44	%¹	18.74%	9.33%	10.84%
Asset Allocation	Nuveen Lifecycle 2055 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	18.88%	9.44%	10.95%
Asset Allocation	Nuveen Lifecycle 2060 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	19.08%	9.55%	11.06%
Asset Allocation	Nuveen Lifecycle 2065 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	19.19%	9.71%	N/A
Asset Allocation	Nuveen Lifecycle 2070 Fund (Class R6) Teachers Advisors, LLC	0.45	%¹	N/A	N/A	N/A
Asset Allocation	Nuveen Lifecycle Index Retirement Income Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	12.93%	4.79%	6.37%
Asset Allocation	Nuveen Lifecycle Index 2010 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	12.08%	4.47%	6.28%
Asset Allocation	Nuveen Lifecycle Index 2015 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	12.91%	4.95%	6.78%

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				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Asset Allocation	Nuveen Lifecycle Index 2020 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	13.73%	5.42%	7.31%
Asset Allocation	Nuveen Lifecycle Index 2025 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	14.49%	6.02%	8.01%
Asset Allocation	Nuveen Lifecycle Index 2030 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	15.74%	6.84%	8.80%
Asset Allocation	Nuveen Lifecycle Index 2035 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	17.00%	7.77%	9.63%
Asset Allocation	Nuveen Lifecycle Index 2040 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	18.83%	8.97%	10.58%
Asset Allocation	Nuveen Lifecycle Index 2045 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	20.11%	9.80%	11.22%
Asset Allocation	Nuveen Lifecycle Index 2050 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	20.72%	10.13%	11.46%
Asset Allocation	Nuveen Lifecycle Index 2055 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	20.93%	10.27%	11.59%
Asset Allocation	Nuveen Lifecycle Index 2060 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	21.08%	10.41%	11.72%
Asset Allocation	Nuveen Lifecycle Index 2065 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	21.22%	10.59%	N/A
Asset Allocation	Nuveen Lifecycle Index 2070 Fund (Class R6) Teachers Advisors, LLC	0.10	%¹	N/A	N/A	N/A
Equity	Nuveen Quant Mid Cap Growth Fund (Class R6) Teachers Advisors, LLC	0.50%		4.48%	-1.05%	8.07%
Equity	Nuveen Mid Cap Value Opportunities Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Nuveen Asset Management, LLC (Subadviser)	0.76	%¹	10.10%	11.46%	N/A
Equity	Nuveen Mid Cap Value Fund (Class R6) Teachers Advisors, LLC	0.46%		10.22%	10.75%	8.55%
Money Market	Nuveen Money Market Fund (Class R6) Teachers Advisors, LLC	0.12%		4.24%	3.17%	2.11%

TIAA Access ∎ Prospectus	67

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Nuveen Quant Small/Mid Cap Equity Fund (Class R6) Teachers Advisors, LLC	0.46%		16.20%	12.92%	N/A
Equity	Nuveen Quant Small Cap Equity Fund (Class R6) Teachers Advisors, LLC	0.40%		16.48%	11.20%	11.18%
Equity	Nuveen Real Estate Securities Select Fund (Class R6) Teachers Advisors, LLC	0.50%		2.09%	3.69%	6.00%
Equity	Nuveen S&P 500 Index Fund (Class R6) Teachers Advisors, LLC	0.05%		17.82%	14.37%	14.76%
Fixed Income	Nuveen Short Duration Impact Bond Fund (Class R6) Teachers Advisors, LLC	0.35	%¹	5.91%	2.48%	N/A
Fixed Income	Nuveen Short Term Bond Fund (Class R6) Teachers Advisors, LLC	0.27%		5.90%	2.72%	2.68%
Fixed Income	Nuveen Short Term Bond Index Fund (Class R6) Teachers Advisors, LLC	0.07%		5.30%	1.93%	1.99%
Equity	Nuveen Small Cap Blend Index Fund (Class R6) Teachers Advisors, LLC	0.05%		12.79%	6.17%	9.74%
Equity	Nuveen Winslow Large‑Cap Growth ESG Fund (Class R6) Nuveen Fund Advisors, LLC (Investment adviser) and Winslow Capital Management, LLC (Subadviser)	0.54	%¹	13.03%	13.04%	16.52%
Specialty	Amana Growth Fund (Institutional Shares) Saturna Capital Corporation	0.61%		17.89%	12.91%	16.66%
Equity	Amana Income Fund (Institutional Class) Saturna Capital Corporation	0.76%		16.65%	11.04%	11.88%
Fixed Income	Amana Participation Fund (Institutional Shares) Saturna Capital Corporation	0.59%		6.32%	1.71%	2.63%
Equity	American Beacon Man Large Cap Growth Fund (Class R6) American Beacon Advisors, Inc. (Investment adviser) and Numeric Investors, LLC (Subadviser)	0.78%		16.25%	11.59%	14.38%
Equity	American Century Mid Cap Value Fund (Class R6) American Century Investment Management, Inc.	0.62%		9.34%	9.15%	9.43%

68	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	American Funds EUPAC Fund (Class R6) Capital Research and Management Company	0.47%		29.18%	4.59%	8.46%
Specialty	American Funds New Perspective Fund (Class R6) Capital Research and Management Company	0.40%		21.62%	9.37%	13.05%
Equity	American Funds Washington Mutual Investors Fund (Class R6) Capital Research and Management Company	0.26%		17.52%	14.31%	13.49%
Equity	Ariel Appreciation Fund (Institutional Class) Ariel Investments, LLC	0.84%		11.49%	7.90%	8.28%
Fixed Income	BlackRock High Yield Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited (Subadviser)	0.48%		9.45%	5.12%	6.56%
Fixed Income	BlackRock Inflation Protected Bond Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited and BlackRock (Singapore) Limited (Subadviser)	1.04	%¹	7.05%	1.17%	3.09%
Fixed Income	BlackRock Total Return Fund (Class K) BlackRock Advisors, LLC (Investment Adviser) and BlackRock International Limited and BlackRock (Singapore) Limited (Subadviser)	0.37%		8.19%	-0.08%	2.49%
Equity	Champlain Mid Cap Fund (Institutional Class) Champlain Investment Partners, LLC	0.84%		1.70%	2.83%	10.73%
Equity	DFA Emerging Markets Portfolio (Institutional Class) Dimensional Fund Advisors LP (Investment adviser) and Dimensional Fund Advisors Ltd. and DFA Australia Limited (Subadviser)	0.36	%¹	33.57%	6.59%	9.17%
Equity	DFA US Sustainability Core 1 Portfolio (Institutional Class) Dimensional Fund Advisors LP	0.17%		15.93%	13.43%	14.55%
Equity	Dodge & Cox International Stock Fund (Class I) Dodge & Cox	0.62%		38.71%	11.70%	9.14%
Equity	Invesco Discovery Mid Cap Growth Fund (Class R6) Invesco Advisers, Inc.	0.67%		5.18%	4.16%	11.52%

TIAA Access ∎ Prospectus	69

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	iShares Russell Mid‑Cap Index Fund (Class K) BlackRock Advisors, LLC (Investment adviser) and BlackRock Fund Advisors (Subadviser)	0.04%		10.48%	8.67%	10.99%
Fixed Income	JPMorgan Core Plus Bond Fund (Class R6) JPMorgan Investment Management Inc.	0.38	%¹	8.06%	0.63%	2.79%
Equity	JPMorgan Equity Income Fund (Class R6) JPMorgan Investment Management Inc.	0.45%		14.87%	10.92%	11.12%
Equity	JPMorgan Large Cap Growth Fund (Class R6) JPMorgan Investment Management Inc.	0.44	%¹	14.40%	12.97%	18.56%
Equity	JPMorgan Small Cap Value Fund (Class R6) JPMorgan Investment Management Inc.	0.74	%¹	12.41%	9.93%	9.01%
Equity	Lazard International Equity Portfolio (Class R6) Lazard Asset Management LLC	1.10	%¹	33.12%	7.95%	6.82%
Fixed Income	Lord Abbett High Yield Fund (Class R6) Lord Abbett & Co. LLC	0.63%		7.55%	3.61%	5.69%
Specialty	MFS International Diversification Fund (Class R6) Massachusetts Financial Services Company	0.73	%¹	27.96%	6.88%	9.21%
Equity	MFS Mid Cap Growth Fund (Class R6) Massachusetts Financial Services Company	0.65	%¹	3.81%	3.46%	11.52%
Equity	MFS Mid Cap Value Fund (Class R6) Massachusetts Financial Services Company	0.61	%¹	6.49%	10.43%	10.15%
Equity	MFS Value Fund (Class R6) Massachusetts Financial Services Company	0.44	%¹	13.27%	10.20%	10.33%
Equity	Nationwide Geneva Small Cap Growth Fund (Class R6) Nationwide Fund Advisors (Investment adviser) and Geneva Capital Management LLC (Subadviser)	0.82%		-8.26%	1.60%	10.37%
Equity	Nomura Emerging Markets Fund (Class R6) Delaware Management Company (Investment Adviser), a series of Nomura Investment Management Business Trust	1.06	%¹	87.21%	10.47%	N/A

70	Prospectus ∎ TIAA Access

				Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses		One year	Five year	Ten year
Equity	Nomura Small Cap Value Fund (Class R6) Delaware Management Company (Investment Adviser), a series of Nomura Investment Management Business Trust	0.71%		8.10%	9.31%	N/A
Equity	Northern World Selection Index Fund (Class K) Northern Trust Investments, Inc.	0.24%		21.02%	12.36%	12.31%
Fixed Income	NYLI Mackay High Yield Corporate Bond Fund (Class R6) MacKay Shields LLC (Subadviser)	0.57%		7.10%	4.53%	6.14%
Equity	Parnassus Core Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.61%		11.88%	11.64%	13.56%
Equity	Parnassus Mid Cap Fund (Institutional Shares) Parnassus Investments, LLC	0.75	%¹	13.08%	5.22%	9.24%
Equity	Parnassus Mid Cap Growth Fund (Institutional Shares) Parnassus Investments, LLC	0.68	%¹	9.34%	3.67%	9.12%
Equity	Parnassus Value Equity Fund (Institutional Shares) Parnassus Investments, LLC	0.65	%¹	19.32%	11.62%	14.11%
Fixed Income	PGIM Total Return Bond Fund (Class R6) PGIM Investments LLC (Investment Adviser) and PGIM Fixed Income (Subadviser)	0.39	%¹	7.79%	0.14%	3.01%
Equity	T. Rowe Price® Blue Chip Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.57%		18.94%	11.85%	15.81%
Equity	T. Rowe Price® Large‑Cap Growth Fund (I Class) T. Rowe Price® Associates, Inc.	0.55%		17.65%	12.46%	16.91%
Equity	T. Rowe Price® Integrated U.S. Small‑Cap Growth Equity Fund (I Class) T. Rowe Price® Associates, Inc.	0.65%		10.32%	5.56%	N/A
Fixed Income	Templeton Global Bond Fund (Class R6) Franklin Advisers, Inc.	0.59	%¹	17.16%	-0.88%	0.33%
Equity	Vanguard® Balanced Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.07%		13.58%	7.75%	9.50%

TIAA Access ∎ Prospectus	71

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Index	Vanguard® Emerging Markets Stock Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.05%	24.82%	4.69%	8.16%
Equity	Vanguard® Equity Income Fund (Admiral Shares) Wellington Management Company, LLP and The Vanguard Group, Inc.	0.17%	17.22%	12.82%	11.73%
Equity	Vanguard® Explorer Fund (Admiral Shares) ArrowMark Partners; ClearBridge Investments, LLC; Stephens Investment Management Group, LLC; Wellington Management Company, LLP and The Vanguard Group, Inc.	0.28%	7.23%	4.88%	11.47%
Equity	Vanguard® Extended Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.04%	11.42%	6.21%	11.03%
Money Market	Vanguard® Federal Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.11%	4.22%	3.20%	2.14%
Equity	Vanguard® FTSE Social Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.03%	17.31%	13.54%	15.17%
Fixed Income	Vanguard® Inflation-Protected Securities Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	6.87%	1.03%	2.98%
Equity	Vanguard® Institutional Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	17.86%	14.40%	14.80%
Fixed Income	Vanguard® Intermediate-Term Treasury Fund (Admiral Shares) The Vanguard Group, Inc.	0.10%	7.63%	-0.04%	1.82%
Equity	Vanguard® Mid‑Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	11.67%	8.60%	10.91%
Equity	Vanguard® Real Estate Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.13%	3.19%	4.64%	5.14%
Equity	Vanguard® Selected Value Fund (Investor Shares) Cooke & Bieler, LP; Donald Smith & Co., Inc. and Pzena Investment Management, LLC	0.34%	10.98%	12.01%	10.43%
Equity	Vanguard® Small‑Cap Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.05%	8.83%	7.34%	10.43%

72	Prospectus ∎ TIAA Access

			Average Annual Total Returns (12/31/25)
Type	Fund and Adviser/Subadviser	Current expenses	One year	Five year	Ten year
Equity	Vanguard® Small‑Cap Value Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.05%	9.10%	10.57%	10.16%
Fixed Income	Vanguard® Total Bond Market Index Fund (Institutional Plus Shares) The Vanguard Group, Inc.	0.02%	7.17%	-0.40%	2.01%
Fixed Income	Vanguard® Total International Bond Index Fund (Institutional Shares) The Vanguard Group, Inc.	0.03%	3.02%	-0.18%	2.13%
Equity	Vanguard® Total International Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.09%	32.18%	7.93%	8.51%
Equity	Vanguard® Total Stock Market Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.04%	17.12%	13.06%	14.24%
Equity	Vanguard® Total World Stock Index Fund (Admiral Shares) The Vanguard Group, Inc.	0.09%	22.43%	10.98%	N/A
Money Market	Vanguard® Treasury Money Market Fund (Investor Shares) The Vanguard Group, Inc.	0.07%	4.23%	3.19%	2.13%
Equity	Vanguard® Wellington Fund (Admiral Shares) Wellington Management Company, LLP	0.17%	16.57%	9.37%	10.10%
Fixed Income	Western Asset Core Plus Bond Fund (Class IS) Franklin Templeton Fund Adviser, LLC (Investment adviser) Western Asset Management Company, LLC; Western Asset Management Company Limited in London; Western Asset Management Company Pte. Ltd. in Singapore and Western Asset Management Company Ltd in Japan (Subadviser)	0.41%[1]	8.01%	-1.81%	2.17%

[1]	The Fund’s annual expenses reflect temporary fee reductions.

TIAA Access ∎ Prospectus	73

The Statement of Information (“SAI”) dated May 1, 2026, includes additional information about the Separate Account. The SAI and has been filed with the SEC and is incorporated by reference into this prospectus. We will provide the SAI without charge upon request. To obtain a free copy of the SAI and make inquiries about your Contract, you may visit our website at: www.tiaa.org/access_pro; by calling us toll-free at 800‑842‑2252; or by writing us at our home office located at 730 Third Avenue, New York, New York 10017-3206 (attention: TIAA Imaging Services).
You may also obtain reports and other information about the Separate Account on the SEC’S website at www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
How to reach us

By mail
Send all notices, forms, requests or payments to:
TIAA
P.O. Box 1259
Charlotte, NC 28201
TIAA website
Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options
TIAA.org
24 hours a day, 7 days a week
Automated telephone service
Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums
800-842-2252
24 hours a day, 7 days a week
National Contact Center
Retirement saving and planning, income options and payments, Beneficiary services and tax reporting
800-842-2252
8 a.m. to 10 p.m. (ET), Monday–Friday
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
TIAA Brokerage Services
Self-directed brokerage accounts for investing in stocks, bonds and mutual funds
800-927-3059
8 a.m. to 7 p.m. (ET), Monday–Friday
Advisor services
888-842-0318
8 a.m. to 7:30 p.m. (ET), Monday–Friday

EDGAR contract identifier: C000035389	A41189 (5/26)

Statement of Additional Information

Teachers Insurance and Annuity Association of America

TIAA Access

Individual and group variable annuity contracts

Funded through

TIAA Separate Account VA-3

MAY 1, 2026

Levels 1, 2, 3, 4

This Statement of Additional Information (“SAI”) contains additional information regarding Individual and Group Variable Annuity contracts (“Contracts”) funded through TIAA Separate Account VA-3. This SAI is not a prospectus and should be read in connection with the current prospectus dated May 1, 2026 (the “Prospectus”) for the Contracts.

You may obtain a copy of the Prospectus or make inquiries about your Contract at no charge by writing us at: Teachers Insurance and Annuity Association of America: 730 Third Avenue, New York, N.Y. 10017-3206; by calling us toll-free at 800-842-2252; by visiting our website at www.tiaa.org/access_pro; or by accessing the Securities and Exchange Commission’s website at www.sec.gov. Terms used in the Prospectus are incorporated by reference into this SAI.

Purchases of securities being offered	B-3

Annuity payments	B-3

Additional information	B-4

State regulation	B-4

Legal matters	B-4

Registration Statement	B-4

Financial statements	B-4

General information and history

Teachers Insurance and Annuity Association of America (“TIAA”)

TIAA is a stock life insurance company, organized under the laws of New York State. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. All of the stock of TIAA is held by the TIAA Board of Governors, a nonprofit New York membership corporation whose main purpose is to hold TIAA’s stock. TIAA’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA also offers insurance policies and financial products other than TIAA Access, and some of these products, such as fixed annuities, are supported by the assets in our general account.

TIAA is the companion organization of the College Retirement Equities Fund (“CREF”), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in New York State in 1952. Together, TIAA and CREF form the principal retirement system for the nation’s education and research communities and form one of the largest pension systems based on assets under management in the United States. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF’s products.

The Separate Account

TIAA Separate Account VA-3 (“Separate Account”) was established as of May 17, 2006, as a separate investment account of TIAA under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the SEC as an investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable contracts in retirement plans. As part of TIAA, the Separate Account is also subject to regulation by the New York State Department of Financial Services (“NYSDFS”) and the insurance departments of certain other jurisdictions in which the contracts are offered.

Although TIAA owns the assets of the Separate Account and the obligations under the contract are obligations of TIAA, the contract states that the Separate Account’s income, investment gains, and investment losses are credited to or charged against the assets of the Separate Account without regard to TIAA’s other income, gains, or losses. Under New York law, we cannot charge the Separate account with liabilities incurred by any other TIAA separate account or other business activity TIAA may undertake.

When the contracts are purchased through qualified plans, earnings on accumulation in the Separate Account are not taxed until withdrawn or paid as annuity income.

Services

We have an agreement with State Street Bank and Trust Company, (“State Street”) a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the separate account. State Street is located at One Lincoln Street, Boston, Massachusetts 02111. TIAA approximately paid State Street for services rendered for the fiscal year ended December 31, $592,575 in 2023, $686,421 in 2024 and $709,650 in 2025.

TIAA, on behalf of the separate account, has entered into an agreement whereby JPMorgan Chase Bank, N.A. will provide certain custodial settlement and other associated services to the Separate Account. JPMorgan Chase Bank, N.A. is located at 270 Park Avenue, New York, NY 10017.

B-2	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Experts

Independent registered public accounting firm

TIAA statutory-basis financial statements

The statutory-basis financial statements as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Separate account financial statements

The financial statements of TIAA Separate Account VA-3 as of December 31, 2025 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

Principal underwriter

Distribution of Contracts

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering. The principal underwriter and distributor of the contracts is TIAA-CREF Individual & Institutional Services, LLC (“Services”), a TIAA subsidiary, for distribution services. Services is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Its address is 730 Third Avenue, New York, NY 10017. Services performs all sales and marketing functions relative to the Contracts. No commissions are paid to dealers as a percentage of purchase payments. Underwriting commissions are not paid to Services for distribution of the contracts. We pay Services a fee from our general account assets for sales of the contracts. TIAA approximately paid Services fees for fiscal year ended December 31, $8,013,093 in 2023, $9,534,469 in 2024 and $10,059,571 in 2025.

Purchases of securities being offered

The Contracts are generally offered to individuals and groups that are employees of colleges, universities, other educational and research organizations, and other governmental and nonprofit institutions in connection with tax-qualified pension plans under IRC sections 401(a)/403(a) (including 401(k) plans), and plans under IRC sections 403(b), 414(d), 415(m), 457(b), or 457(f). The offering of the Contracts is continuous. As discussed in the Prospectus, TIAA does not charge a sales load for any Contract.

There are no special purchase plans or special exchange privileges in the Contracts as described in the Prospectus. However, a contract owner may exchange among other certain investment accounts available in the Prospectus, subject to the terms of the Contract. In addition, a contract owner may exchange, subject to the terms of the Contract, to another TIAA account, some of which are supported by the assets in TIAA’s general account. For more information, see the Prospectus under the section “The Annuity Contracts We Offer.” TIAA has adopted policies restricting frequent trading activity, which are discussed further in the Prospectus under the heading “Market Timing and Excessive Trading Policy.”

Annuity payments

The amount of annuity payments we pay you or your beneficiary will depend upon the number and value of the annuity units payable. The number of annuity units is first determined on the day before the annuity starting date. You may choose either a monthly or annual income change method. The amount of the annuity payments will change according to the income change method chosen. TIAA reserves the right to modify or stop offering the annual or monthly income change methods.

Value of Annuity Units: The investment account’s annuity unit value is calculated separately for each income change method for each valuation day. We assume an investment return of 4%. The annuity unit value for each income change method is determined by updating the annuity unit value from the previous valuation day to reflect the net investment performance of the investment account for the current valuation period relative to the 4% assumed investment return. In general, your payments will increase if the performance of the investment account is greater than 4% and decrease if the performance is less than 4%. The value is further adjusted to take into account any changes expected to occur in the future at revaluation either once a year or once a month, assuming the investment account will earn the 4% assumed investment return in the future.

The initial value of the annuity unit for a new annuitant is the value determined as of the valuation day before annuity payments start. TIAA reserves the right, subject to approval by the Board of Trustees, to modify the manner in which the number and/or value of annuity units is calculated in the future without notice.

Calculating the Number of Annuity Units Payable: When a contract owner or a beneficiary converts all or a portion of their accumulation into a one-life annuity, two-life annuity, or annuity for a fixed period, the number of annuity units payable from the separate account under an income change method is determined by dividing the value of the accumulation to be applied to

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-3

provide the annuity payments by the product of the annuity unit value for that income change method and an annuity factor. The annuity factor as of the annuity starting date is the value of an annuity in the amount of $1.00 per month beginning on the first day such annuity units are payable, and continuing for as long as such annuity units are payable.

The annuity factor will reflect interest assumed at the effective annual rate of 4%, and the mortality assumptions for the person(s) on whose life (lives) the annuity payments will be based. Mortality assumptions will be based on the then-current settlement mortality schedules for this separate account. Contract owners bear no mortality risk under their Contracts - actual mortality experience will not reduce annuity payments after they have started. TIAA may change the mortality assumptions used to determine the number of annuity units payable for any future accumulations converted to provide annuity payments.

The number of annuity units payable under an income change method under your Contract will be reduced by the number of annuity units you transfer out of that income change method under your Contract. The number of annuity units payable will be increased by any internal transfers you make into that income change method under your Contract.

Additional information

State regulation

TIAA and the separate account are subject to regulation by the State of New York Superintendent of Financial Services (“Superintendent”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA and the separate account must file with the Superintendent periodic statements on forms promulgated by the New York State Department of Financial Services. The separate account books and assets are subject to review and examination by the Superintendent and the Superintendent’s agents at all times, and a full examination into the affairs of the separate account is made at least every five years. In addition, a full examination of the separate account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA’s right to issue the contracts, have been passed upon by Deirdre Hykal, Executive Vice President, General Counsel, Product & Distribution Law. Carlton Fields, P.A. has provided advice on certain matters relating to the federal securities laws.

Registration statement

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this SAI. Not all of the information set forth in the Registration Statement and its amendments and exhibits has been included in the Prospectus or this SAI. Statements contained in this Registration Statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the documents filed with the SEC.

Financial statements

Audited financial statements for the separate account and TIAA follow. TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

B-4	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-5

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Teachers Insurance and Annuity Association of America and the Contract Owners of TIAA Separate Account VA-3

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA Separate Account VA-3 indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub- accounts of TIAA Separate Account VA-3 as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Nuveen Bond Index Fund(1)	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6)(1)

Nuveen Core Bond Fund(1)	Amana Income Fund (Institutional Shares)(1)

Nuveen Core Equity Fund(1)	Amana Participation Fund (Institutional Shares)(3)

Nuveen Core Impact Bond Fund(1)	American Beacon Bridgeway Large Cap Growth Fund (Class R6)(1)

Nuveen Core Plus Bond Fund(1)	American Century Mid Cap Value Fund (R6 Class)(1)

Nuveen Emerging Markets Equity Fund(1)	American Funds EuroPacific Growth Fund (Class R6)(1)

Nuveen Emerging Markets Equity Index Fund(1)	American Funds New Perspective Fund (Class R6)(1)

Nuveen Equity Index Fund(1)	American Funds Washington Mutual Investors Fund (Class R6)(1)

Nuveen Green Bond Fund(1)	Ariel Appreciation Fund (Institutional Class)(1)

Nuveen High-Yield Fund(1)	BlackRock High Yield Bond Fund (Class K)(6)

Nuveen Inflation Linked Bond Fund(1)	Blackrock Total Return Fund (Class K)(4)

Nuveen International Equity Fund(1)	Champlain Mid Cap Fund (Institutional Shares)(1)

Nuveen International Equity Index Fund(1)	DFA Emerging Markets Portfolio (Institutional Class)(1)

Nuveen International Responsible Equity Fund(1)	Dodge & Cox International Stock Fund (Class I)(1)

Nuveen Large Cap Growth Fund(1)	Invesco Discovery Mid Cap Growth Fund (Class R6)(1)

Nuveen Large Cap Growth Index Fund(1)	iShares Russell Mid-Cap Index Fund (Class K)(1)

Nuveen Large Cap Responsible Equity Fund(1)	JPMorgan Core Plus Bond Fund (Class R6)(4)

Nuveen Large Cap Value Fund(1)	JPMorgan Equity Income Fund (Class R6)(1)

Nuveen Large Cap Value Index Fund(1)	JPMorgan Large Cap Growth Fund (Class R6)(1)

Nuveen Lifecycle Retirement Income Fund(1)	JPMorgan Small Cap Value Fund (Class R6)(1)

Nuveen Lifecycle 2010 Fund(1)	Lazard International Equity Portfolio (R6 Shares)(1)

Nuveen Lifecycle 2015 Fund(1)	Lord Abbett High Yield Fund (Class R6)(1)

Nuveen Lifecycle 2020 Fund(1)	MFS International Diversification Fund (Class R6)(1)

Nuveen Lifecycle 2025 Fund(1)	MFS Mid Cap Growth Fund (Class R6)(1)

Nuveen Lifecycle 2030 Fund(1)	MFS Mid Cap Value Fund (Class R6)(1)

Nuveen Lifecycle 2035 Fund(1)	Nationwide Geneva Small Cap Growth Fund (Class R6)(1)

Nuveen Lifecycle 2040 Fund(1)	Nomura Emerging Markets Fund (Class R6)(1)

Nuveen Lifecycle 2045 Fund(1)	Nomura Small Cap Value Fund (Class R6)(1)

Nuveen Lifecycle 2050 Fund(1)	NYLI MacKay High Yield Corporate Bond Fund (Class R6)(4)

Nuveen Lifecycle 2055 Fund(1)	Parnassus Core Equity Fund (Institutional Shares)(1)

Nuveen Lifecycle 2060 Fund(1)	Parnassus Mid Cap Growth Fund (Institutional Shares)(1)

Nuveen Lifecycle 2065 Fund(1)	Parnassus Value Equity Fund (Institutional Shares)(1)

Nuveen Lifecycle Index Retirement Income Fund(2)	PGIM Total Return Bond Fund (Class R6)(1)

Nuveen Lifecycle Index 2010 Fund(2)	Templeton Global Bond Fund (Class R6)(1)

Nuveen Lifecycle Index 2015 Fund(2)	T. Rowe Price Large-Cap Growth Fund (I Class)(1)

Nuveen Lifecycle Index 2020 Fund(2)	T. Rowe Price QM U.S. Small-Cap Growth Equity Fund (I Class)(1)

Nuveen Lifecycle Index 2025 Fund(1)	Vanguard Emerging Markets Stock Index Fund (Institutional Plus Shares)(1)

Nuveen Lifecycle Index 2030 Fund(1)	Vanguard Equity Income Fund (Admiral Shares)(1)

Nuveen Lifecycle Index 2035 Fund(1)	Vanguard Explorer Fund (Admiral Shares)(1)

Nuveen Lifecycle Index 2040 Fund(1)	Vanguard Extended Market Index Fund (Institutional Plus Shares)(1)

Nuveen Lifecycle Index 2045 Fund(1)	Vanguard FTSE Social Index Fund (Institutional Shares)(1)

Nuveen Lifecycle Index 2050 Fund(1)	Vanguard Institutional Index Fund (Institutional Plus Shares)(1)

Nuveen Lifecycle Index 2055 Fund(1)	Vanguard Intermediate-Term Treasury Fund (Admiral Shares)(1)

Nuveen Lifecycle Index 2060 Fund(1)	Vanguard Mid Cap Index Fund (Admiral Shares)(5)

Nuveen Lifecycle Index 2065 Fund(1)	Vanguard Selected Value Fund (Investor Shares)(1)

Nuveen Quant Mid Cap Growth Fund(1)	Vanguard Small Cap Index Fund (Admiral Shares)(1)

Nuveen Mid Cap Value Fund(1)	Vanguard Small-Cap Value Index Fund (Institutional Shares)(1)

Nuveen Money Market Fund(1)	Vanguard Total Bond Market Index Fund (Institutional Plus Shares)(1)

Nuveen Quant Small Cap Equity Fund(1)	Vanguard Total International Bond Index Fund (Institutional Shares)(1)

B-6	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Nuveen Real Estate Securities Select Fund(1)	Vanguard Treasury Money Market Fund (Admiral Shares)(1)

Nuveen S&P 500 Index Fund(1)	Vanguard Wellington Fund (Admiral Shares)(1)

Nuveen Short Term Bond Fund(1)	Western Asset Core Plus Bond Fund (Class IS)(1)

Nuveen Small Cap Blend Index Fund(1)

(1)	Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the years ended December 31, 2025 and December 31, 2024.
(2)

Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and for the period February 26, 2024 (commencement of operations) through December 31, 2024.

(3)

Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and for the period July 22, 2024 (commencement of operations) through December 31, 2024.

(4)

Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and for the period May 1, 2024 (commencement of operations) through December 31, 2024.

(5)

Statement of operations for the year ended December 31, 2025 and statement of changes in net assets for the year ended December 31, 2025 and for the period July 10, 2024 (commencement of operations) through December 31, 2024.

(6)	Statement of operations and statement of changes in net assets for the period October 24, 2025 (commencement of operations) through December 31, 2025.

Basis for Opinions

These financial statements are the responsibility of the Teachers Insurance and Annuity Association of America management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of TIAA Separate Account VA-3 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of TIAA Separate Account VA-3 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Charlotte, North Carolina

April 28, 2026

We have served as the auditor of one or more of the sub-accounts of TIAA Separate Account VA-3 since 2007.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-7

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Nuveen Bond Index Fund Sub-Account	Nuveen Core Bond Fund Sub-Account	Nuveen Core Equity Fund Sub-Account	Nuveen Core Impact Bond Fund Sub-Account	Nuveen Core Plus Bond Fund Sub-Account

ASSETS

Investments, at value	$225,154,164	$14,653,434	$340,799,638	$10,292,073	$94,077,239

Total assets	225,154,164	14,653,434	340,799,638	10,292,073	94,077,239

NET ASSETS	$225,154,164	$14,653,434	$340,799,638	$10,292,073	$94,077,239

NET ASSETS

Accumulation fund	$225,154,164	$14,653,434	$340,799,638	$10,292,073	$94,077,239

Net assets	$225,154,164	$14,653,434	$340,799,638	$10,292,073	$94,077,239

Investments, at cost	$236,006,542	$15,160,630	$333,640,178	$10,213,603	$100,544,190

Shares held in corresponding Funds	22,998,382	1,579,034	22,629,458	1,129,756	10,115,832

UNIT VALUE

Level 1	$34.02	$47.47	$186.55	$25.06	$48.61

Level 2	33.04	45.86	180.21	—	46.96

Level 3	32.32	44.57	175.17	—	45.64

Level 4	30.93	42.11	165.50	—	43.12

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025

	Nuveen Bond Index Fund Sub-Account	Nuveen Core Bond Fund Sub-Account	Nuveen Core Equity Fund Sub-Account	Nuveen Core Impact Bond Fund Sub-Account	Nuveen Core Plus Bond Fund Sub-Account

INVESTMENT INCOME

Dividends	$9,005,762	$654,522	$2,772,953	$248,843	$4,236,132

EXPENSES

Administrative expenses	149,152	92,091	1,183,196	2,869	493,162

Mortality and expense risk charges	119,450	7,469	167,130	2,869	46,100

Total expenses	268,602	99,560	1,350,326	5,738	539,262

Net investment income (loss)	8,737,160	554,962	1,422,627	243,105	3,696,870

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(7,694,368)	(599,403)	5,815,837	15,850	(2,204,053)

Capital gain distributions	—	—	40,077,546	—	—

Net realized gain (loss)	(7,694,368)	(599,403)	45,893,383	15,850	(2,204,053)

Net change in unrealized appreciation (depreciation) on investments	15,190,436	1,003,128	(4,299,332)	119,236	4,459,874

Net realized and unrealized gain (loss) on investments	7,496,068	403,725	41,594,051	135,086	2,255,821

Net increase (decrease) in net assets from operations	$16,233,228	$958,687	$43,016,678	$378,191	$5,952,691

B-8	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Emerging Markets Equity Fund Sub-Account	Nuveen Emerging Markets Equity Index Fund Sub-Account	Nuveen Equity Index Fund Sub-Account	Nuveen Green Bond Fund Sub-Account	Nuveen High-Yield Fund Sub-Account

ASSETS

Investments, at value	$10,327,886	$66,499,592	$284,079,649	$2,449,975	$193,325,430

Total assets	10,327,886	66,499,592	284,079,649	2,449,975	193,325,430

LIABILITIES

Amounts due to TIAA	$—	$—	$—	$—	$12

NET ASSETS	$10,327,886	$66,499,592	$284,079,649	$2,449,975	$193,325,418

NET ASSETS

Accumulation fund	$10,327,886	$66,499,592	$284,079,649	$2,449,975	$193,325,418

Net assets	$10,327,886	$66,499,592	$284,079,649	$2,449,975	$193,325,418

Investments, at cost	$10,266,133	$52,561,236	$161,182,011	$2,422,989	$196,778,535

Shares held in corresponding Funds	1,011,546	4,736,438	6,058,427	265,436	21,673,254

UNIT VALUE

Level 1	$35.61	$39.48	$159.44	$27.91	$74.27

Level 2	34.58	38.34	154.02	—	71.75

Level 3	33.83	37.51	149.71	—	69.74

Level 4	32.37	35.89	141.46	—	48.10

	Nuveen Emerging Markets Equity Fund Sub-Account	Nuveen Emerging Markets Equity Index Fund Sub-Account	Nuveen Equity Index Fund Sub-Account	Nuveen Green Bond Fund Sub-Account	Nuveen High-Yield Fund Sub-Account

INVESTMENT INCOME

Dividends	$348,115	$1,824,193	$3,412,496	$73,686	$12,161,915

EXPENSES

Administrative expenses	9,351	33,452	688,988	854	147,121

Mortality and expense risk charges	4,862	29,496	135,328	854	92,115

Total expenses	14,213	62,948	824,316	1,708	239,236

Net investment income (loss)	333,902	1,761,245	2,588,180	71,978	11,922,679

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(499,473)	(1,052,939)	27,291,852	5,593	(1,966,338)

Capital gain distributions	—	—	3,312,242	—	—

Net realized gain (loss)	(499,473)	(1,052,939)	30,604,094	5,593	(1,966,338)

Net change in unrealized appreciation (depreciation) on investments	3,172,798	16,509,601	9,116,510	30,227	4,681,424

Net realized and unrealized gain (loss) on investments	2,673,325	15,456,662	39,720,604	35,820	2,715,086

Net increase (decrease) in net assets from operations	$3,007,227	$17,217,907	$42,308,784	$107,798	$14,637,765

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-9

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Nuveen Inflation Linked Bond Fund Sub-Account	Nuveen International Equity Fund Sub-Account	Nuveen International Equity Index Fund Sub-Account	Nuveen International Responsible Equity Fund Sub-Account	Nuveen Large Cap Growth Fund Sub-Account

ASSETS

Investments, at value	$4,658,560	$699,678,833	$1,668,560,094	$170,051,220	$225,362,784

Total assets	4,658,560	699,678,833	1,668,560,094	170,051,220	225,362,784

NET ASSETS	$4,658,560	$699,678,833	$1,668,560,094	$170,051,220	$225,362,784

NET ASSETS

Accumulation fund	$4,658,560	$699,678,833	$1,668,560,094	$170,051,220	$225,362,784

Net assets	$4,658,560	$699,678,833	$1,668,560,094	$170,051,220	$225,362,784

Investments, at cost	$4,766,016	$551,965,769	$1,207,446,425	$132,810,968	$188,715,367

Shares held in corresponding Funds	432,148	44,480,536	59,912,391	10,838,191	7,741,765

UNIT VALUE

Level 1	$47.44	$55.57	$57.94	$43.52	$230.64

Level 2	45.83	53.68	55.97	—	222.80

Level 3	44.54	52.18	54.40	—	216.57

Level 4	42.09	49.30	54.53	42.07	204.62
Statements of Operations TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025
	Nuveen Inflation Linked Bond Fund Sub-Account	Nuveen International Equity Fund Sub-Account	Nuveen International Equity Index Fund Sub-Account	Nuveen International Responsible Equity Fund Sub-Account	Nuveen Large Cap Growth Fund Sub-Account

INVESTMENT INCOME

Dividends	$199,152	$20,186,963	$62,505,772	$7,102,034	$97,912

EXPENSES

Administrative expenses	30,517	3,971,584	1,062,347	84,733	1,306,403

Mortality and expense risk charges	2,517	324,409	734,844	84,640	106,919

Total expenses	33,034	4,295,993	1,797,191	169,373	1,413,322

Net investment income (loss)	166,118	15,890,970	60,708,581	6,932,661	(1,315,410)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(182,682)	27,264,791	15,242,643	5,343,726	9,799,575

Capital gain distributions	—	53,740,516	—	2,319,259	27,409,389

Net realized gain (loss)	(182,682)	81,005,307	15,242,643	7,662,985	37,208,964

Net change in unrealized appreciation (depreciation) on investments	328,163	84,587,874	315,230,762	27,307,211	(6,073,181)

Net realized and unrealized gain (loss) on investments	145,481	165,593,181	330,473,405	34,970,196	31,135,783

Net increase (decrease) in net assets from operations	$311,599	$181,484,151	$391,181,986	$41,902,857	$29,820,373

B-10	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Large Cap Growth Index Fund Sub-Account	Nuveen Large Cap Responsible Equity Fund Sub-Account	Nuveen Large Cap Value Fund Sub-Account	Nuveen Large Cap Value Index Fund Sub-Account	Nuveen Lifecycle Retirement Income Fund Sub-Account

ASSETS

Investments, at value	$847,611,626	$314,258,254	$644,054,109	$762,142,309	$49,968,188

Total assets	847,611,626	314,258,254	644,054,109	762,142,309	49,968,188

NET ASSETS	$847,611,626	$314,258,254	$644,054,109	$762,142,309	$49,968,188

NET ASSETS

Accumulation fund	$847,611,626	$314,258,254	$644,054,109	$762,142,309	$43,325,011

Annuity fund	$—	—	—	—	6,643,177

Net assets	$847,611,626	$314,258,254	$644,054,109	$762,142,309	$49,968,188

Investments, at cost	$523,840,875	$277,327,113	$550,082,946	$589,747,964	$48,599,192

Shares held in corresponding Funds	11,154,252	11,045,984	27,015,692	27,238,824	4,181,438

UNIT VALUE

Level 1	$258.88	$145.65	$98.32	$96.78	$63.97

Level 2	250.08	140.70	94.98	93.49	61.87

Level 3	243.09	136.77	92.32	90.88	60.26

Level 4	202.72	129.22	87.23	94.59	57.15

	Nuveen Large Cap Growth Index Fund Sub-Account	Nuveen Large Cap Responsible Equity Fund Sub-Account	Nuveen Large Cap Value Fund Sub-Account	Nuveen Large Cap Value Index Fund Sub-Account	Nuveen Lifecycle Retirement Income Fund Sub-Account

INVESTMENT INCOME

Dividends	$4,163,854	$3,600,182	$10,170,861	$14,167,929	$1,620,202

EXPENSES

Administrative expenses	490,593	966,572	2,980,770	521,217	190,485

Mortality and expense risk charges	380,415	154,101	336,771	387,649	24,338

Total expenses	871,008	1,120,673	3,317,541	908,866	214,823

Net investment income (loss)	3,292,846	2,479,509	6,853,320	13,259,063	1,405,379

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	37,904,945	16,307,942	49,932,485	67,209,909	(94,513)

Capital gain distributions	31,809,392	19,206,997	42,520,839	28,984,866	956,245

Net realized gain (loss)	69,714,337	35,514,939	92,453,324	96,194,775	861,732

Net change in unrealized appreciation (depreciation) on investments	58,856,744	7,906,901	4,656,933	2,775,962	2,957,617

Net realized and unrealized gain (loss) on investments	128,571,081	43,421,840	97,110,257	98,970,737	3,819,349

Net increase (decrease) in net assets from operations	$131,863,927	$45,901,349	$103,963,577	$112,229,800	$5,224,728

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-11

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Nuveen Lifecycle 2010 Fund Sub-Account	Nuveen Lifecycle 2015 Fund Sub-Account	Nuveen Lifecycle 2020 Fund Sub-Account	Nuveen Lifecycle 2025 Fund Sub-Account	Nuveen Lifecycle 2030 Fund Sub-Account

ASSETS

Investments, at value	$121,229,901	$145,292,771	$366,451,516	$602,178,494	$818,745,046

Total assets	121,229,901	145,292,771	366,451,516	602,178,494	818,745,046

NET ASSETS	$121,229,901	$145,292,771	$366,451,516	$602,178,494	$818,745,046

NET ASSETS

Accumulation fund	$121,229,901	$145,292,771	$366,451,516	$602,178,494	$818,745,046

Net assets	$121,229,901	$145,292,771	$366,451,516	$602,178,494	$818,745,046

Investments, at cost	$123,692,835	$145,489,338	$365,825,377	$594,983,374	$780,370,981

Shares held in corresponding Funds	11,747,083	15,261,846	37,052,732	57,957,507	75,321,531

UNIT VALUE

Level 1	$67.28	$69.04	$71.73	$75.71	$80.34

Level 2	64.99	66.69	69.29	73.14	77.61

Level 3	63.18	64.82	67.35	71.09	75.44

Level 4	59.69	61.25	63.64	67.17	71.28
Statements of Operations TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025
	Nuveen Lifecycle 2010 Fund Sub-Account	Nuveen Lifecycle 2015 Fund Sub-Account	Nuveen Lifecycle 2020 Fund Sub-Account	Nuveen Lifecycle 2025 Fund Sub-Account	Nuveen Lifecycle 2030 Fund Sub-Account

INVESTMENT INCOME

Dividends	$4,540,412	$5,216,514	$12,360,952	$18,994,445	$22,763,148

EXPENSES

Administrative expenses	340,379	525,408	1,324,330	2,347,220	3,057,805

Mortality and expense risk charges	57,705	73,591	182,299	296,800	389,993

Total expenses	398,084	598,999	1,506,629	2,644,020	3,447,798

Net investment income (loss)	4,142,328	4,617,515	10,854,323	16,350,425	19,315,350

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1,771,810)	310,436	(458,869)	2,442,074	4,982,436

Capital gain distributions	3,698,496	3,215,323	11,091,586	22,775,576	34,622,244

Net realized gain (loss)	1,926,686	3,525,759	10,632,717	25,217,650	39,604,680

Net change in unrealized appreciation (depreciation) on investments	6,017,930	7,497,147	19,704,951	28,406,597	41,461,401

Net realized and unrealized gain (loss) on investments	7,944,616	11,022,906	30,337,668	53,624,247	81,066,081

Net increase (decrease) in net assets from operations	$12,086,944	$15,640,421	$41,191,991	$69,974,672	$100,381,431

B-12	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle 2035 Fund Sub-Account	Nuveen Lifecycle 2040 Fund Sub-Account	Nuveen Lifecycle 2045 Fund Sub-Account	Nuveen Lifecycle 2050 Fund Sub-Account	Nuveen Lifecycle 2055 Fund Sub-Account

ASSETS

Investments, at value	$956,839,489	$1,180,301,728	$959,424,930	$876,298,279	$394,595,467

Total assets	956,839,489	1,180,301,728	959,424,930	876,298,279	394,595,467

NET ASSETS	$956,839,489	$1,180,301,728	$959,424,930	$876,298,279	$394,595,467

NET ASSETS

Accumulation fund	$956,839,489	$1,180,301,728	$959,424,930	$876,298,279	$394,595,467

Net assets	$956,839,489	$1,180,301,728	$959,424,930	$876,298,279	$394,595,467

Investments, at cost	$886,896,593	$1,053,494,594	$808,127,758	$711,496,811	$324,586,045

Shares held in corresponding Funds	83,859,727	99,519,539	62,259,892	54,428,465	20,466,570

UNIT VALUE

Level 1	$86.87	$95.45	$96.62	$97.51	$96.29

Level 2	83.92	92.21	93.46	94.31	93.70

Level 3	81.57	89.63	91.01	91.84	91.80

Level 4	77.07	84.68	86.31	87.10	88.11

	Nuveen Lifecycle 2035 Fund Sub-Account	Nuveen Lifecycle 2040 Fund Sub-Account	Nuveen Lifecycle 2045 Fund Sub-Account	Nuveen Lifecycle 2050 Fund Sub-Account	Nuveen Lifecycle 2055 Fund Sub-Account

INVESTMENT INCOME

Dividends	$23,691,916	$24,675,872	$17,161,437	$14,478,601	$6,148,310

EXPENSES

Administrative expenses	3,359,590	3,683,386	3,560,945	3,469,916	1,615,943

Mortality and expense risk charges	448,190	547,504	441,955	399,842	177,052

Total expenses	3,807,780	4,230,890	4,002,900	3,869,758	1,792,995

Net investment income (loss)	19,884,136	20,444,982	13,158,537	10,608,843	4,355,315

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	8,516,038	8,861,646	9,941,801	7,845,324	2,972,761

Capital gain distributions	46,966,475	67,659,000	52,412,226	45,415,717	17,971,630

Net realized gain (loss)	55,482,513	76,520,646	62,354,027	53,261,041	20,944,391

Net change in unrealized appreciation (depreciation) on investments	49,548,339	72,576,030	69,234,020	71,076,090	35,155,511

Net realized and unrealized gain (loss) on investments	105,030,852	149,096,676	131,588,047	124,337,131	56,099,902

Net increase (decrease) in net assets from operations	$124,914,988	$169,541,658	$144,746,584	$134,945,974	$60,455,217

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-13

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Nuveen Lifecycle 2060 Fund Sub-Account	Nuveen Lifecycle 2065 Fund Sub-Account	Nuveen Lifecycle Index Retirement Income Fund Sub-Account	Nuveen Lifecycle Index 2010 Fund Sub-Account	Nuveen Lifecycle Index 2015 Fund Sub-Account	Nuveen Lifecycle Index 2020 Fund Sub-Account

ASSETS

Investments, at value	$204,663,994	$4,822,988	$3,400	$79,534	$91,426	$445,765

Total assets	204,663,994	4,822,988	3,400	79,534	91,426	445,765

NET ASSETS	$204,663,994	$4,822,988	$3,400	$79,534	$91,426	$445,765

NET ASSETS

Accumulation fund	$204,663,994	$4,822,988	$3,400	$79,534	$91,426	$445,765

Net assets	$204,663,994	$4,822,988	$3,400	$79,534	$91,426	$445,765

Investments, at cost	$168,025,752	$4,338,967	$3,223	$80,984	$90,556	$454,866

Shares held in corresponding Funds	12,053,239	322,608	195	4,643	5,145	22,333

UNIT VALUE

Level 1	$66.89	$44.99	$—	$—	$—	$—

Level 2	65.48	44.52	33.02	32.53	33.48	34.45

Level 3	64.44	44.18	—	—	—	—

Level 4	62.41	43.49	—	31.77	32.70	33.65
Statements of Operations TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025
	Nuveen Lifecycle 2060 Fund Sub-Account	Nuveen Lifecycle 2065 Fund Sub-Account	Nuveen Lifecycle Index Retirement Income Fund Sub-Account	Nuveen Lifecycle Index 2010 Fund Sub-Account	Nuveen Lifecycle Index 2015 Fund Sub-Account	Nuveen Lifecycle Index 2020 Fund Sub-Account

INVESTMENT INCOME

Dividends	$3,118,664	$68,170	$94	$2,707	$2,985	$14,289

EXPENSES

Administrative expenses	925,214	10,731	5	220	543	1,919

Mortality and expense risk charges	87,495	1,852	0^	16	39	137

Total expenses	1,012,709	12,583	5	236	582	2,056

Net investment income (loss)	2,105,955	55,587	89	2,471	2,403	12,233

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	891,020	84,017	2	140	516	13,158

Capital gain distributions	7,397,260	116,101	11	2,158	3,715	16,349

Net realized gain (loss)	8,288,280	200,118	13	2,298	4,231	29,507

Net change in unrealized appreciation (depreciation) on investments	19,863,967	395,335	178	(1,442)	2,430	(8,090)

Net realized and unrealized gain (loss) on investments	28,152,247	595,453	191	856	6,661	21,417

Net increase (decrease) in net assets from operations	$30,258,202	$651,040	$280	$3,327	$9,064	$33,650

^	Amount represents less than $1.

B-14	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle Index 2025 Fund Sub-Account	Nuveen Lifecycle Index 2030 Fund Sub-Account	Nuveen Lifecycle Index 2035 Fund Sub-Account	Nuveen Lifecycle Index 2040 Fund Sub-Account	Nuveen Lifecycle Index 2045 Fund Sub-Account

ASSETS

Investments, at value	$1,395,399	$311,746	$1,561,343	$1,046,125	$1,125,403

Total assets	1,395,399	311,746	1,561,343	1,046,125	1,125,403

NET ASSETS	$1,395,399	$311,746	$1,561,343	$1,046,125	$1,125,403

NET ASSETS

Accumulation fund	$1,395,399	$311,746	$1,561,343	$1,046,125	$1,125,403

Net assets	$1,395,399	$311,746	$1,561,343	$1,046,125	$1,125,403

Investments, at cost	$1,376,992	$305,670	$1,469,784	$959,555	$1,046,247

Shares held in corresponding Funds	60,590	11,624	51,700	31,218	31,340

UNIT VALUE

Level 1	$—	$—	$—	$—	$—

Level 2	35.81	37.58	39.64	42.31	44.40

Level 3	—	—	—	—	—

Level 4	34.97	36.71	38.71	41.32	43.36

	Nuveen Lifecycle Index 2025 Fund Sub-Account	Nuveen Lifecycle Index 2030 Fund Sub-Account	Nuveen Lifecycle Index 2035 Fund Sub-Account	Nuveen Lifecycle Index 2040 Fund Sub-Account	Nuveen Lifecycle Index 2045 Fund Sub-Account

INVESTMENT INCOME

Dividends	$42,572	$8,789	$41,873	$26,129	$26,821

EXPENSES

Administrative expenses	2,992	2,130	4,054	4,120	3,415

Mortality and expense risk charges	367	159	382	318	326

Total expenses	3,359	2,289	4,436	4,438	3,741

Net investment income (loss)	39,213	6,500	37,437	21,691	23,080

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	351	44,108	2,070	14,516	26,961

Capital gain distributions	37,876	3,728	13,712	12,287	8,344

Net realized gain (loss)	38,227	47,836	15,782	26,803	35,305

Net change in unrealized appreciation (depreciation) on investments	17,805	1,505	63,736	59,227	62,230

Net realized and unrealized gain (loss) on investments	56,032	49,341	79,518	86,030	97,535

Net increase (decrease) in net assets from operations	$95,245	$55,841	$116,955	$107,721	$120,615

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-15

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Nuveen Lifecycle Index 2050 Fund Sub-Account	Nuveen Lifecycle Index 2055 Fund Sub-Account	Nuveen Lifecycle Index 2060 Fund Sub-Account	Nuveen Lifecycle Index 2065 Fund Sub-Account	Nuveen Quant Mid Cap Growth Fund Sub-Account

ASSETS

Investments, at value	$825,369	$269,989	$157,978	$79,795	$162,300,170

Total assets	825,369	269,989	157,978	79,795	162,300,170

NET ASSETS	$825,369	$269,989	$157,978	$79,795	$162,300,170

NET ASSETS

Accumulation fund	$825,369	$269,989	$157,978	$79,795	$162,300,170

Net assets	$825,369	$269,989	$157,978	$79,795	$162,300,170

Investments, at cost	$732,480	$252,299	$140,750	$71,908	$198,251,506

Shares held in corresponding Funds	22,392	9,006	6,766	4,753	7,983,284

UNIT VALUE

Level 1	$—	$—	$—	$—	$101.27

Level 2	45.16	45.50	45.86	46.32	97.83

Level 3	—	—	—	—	95.09

Level 4	44.10	44.44	44.79	45.24	89.84
Statements of Operations TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025
	Nuveen Lifecycle Index 2050 Fund Sub-Account	Nuveen Lifecycle Index 2055 Fund Sub-Account	Nuveen Lifecycle Index 2060 Fund Sub-Account	Nuveen Lifecycle Index 2065 Fund Sub-Account	Nuveen Quant Mid Cap Growth Fund Sub-Account

INVESTMENT INCOME

Dividends	$19,290	$6,250	$3,586	$1,775	$31,093

EXPENSES

Administrative expenses	3,381	744	326	158	676,465

Mortality and expense risk charges	260	70	46	22	85,735

Total expenses	3,641	814	372	180	762,200

Net investment income (loss)	15,649	5,436	3,214	1,595	(731,107)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	7,167	6,043	208	327	400,770

Capital gain distributions	5,670	1,003	383	90	16,143,717

Net realized gain (loss)	12,837	7,046	591	417	16,544,487

Net change in unrealized appreciation (depreciation) on investments	68,425	13,964	14,277	6,768	(9,126,913)

Net realized and unrealized gain (loss) on investments	81,262	21,010	14,868	7,185	7,417,574

Net increase (decrease) in net assets from operations	$96,911	$26,446	$18,082	$8,780	$6,686,467

B-16	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Mid Cap Value Fund Sub-Account	Nuveen Money Market Fund Sub-Account	Nuveen Quant Small Cap Equity Fund Sub-Account	Nuveen Real Estate Securities Select Fund Sub-Account	Nuveen S&P 500 Index Fund Sub-Account

ASSETS

Investments, at value	$393,003,397	$76,583,339	$439,187,181	$407,933,388	$1,358,716,814

Total assets	393,003,397	76,583,339	439,187,181	407,933,388	1,358,716,814

NET ASSETS	$393,003,397	$76,583,339	$439,187,181	$407,933,388	$1,358,716,814

NET ASSETS

Accumulation fund	$393,003,397	$76,583,339	$439,187,181	$407,933,388	$1,358,716,814

Net assets	$393,003,397	$76,583,339	$439,187,181	$407,933,388	$1,358,716,814

Investments, at cost	$378,932,696	$76,583,339	$401,716,436	$399,887,868	$737,456,958

Shares held in corresponding Funds	21,833,522	76,583,339	22,373,264	23,008,087	18,418,284

UNIT VALUE

Level 1	$91.75	$32.69	$116.20	$58.44	$165.90

Level 2	88.63	31.57	112.25	56.46	160.26

Level 3	86.15	30.69	109.11	54.88	155.78

Level 4	81.40	29.00	103.09	51.85	146.84

	Nuveen Mid Cap Value Fund Sub-Account	Nuveen Money Market Fund Sub-Account	Nuveen Quant Small Cap Equity Fund Sub-Account	Nuveen Real Estate Securities Select Fund Sub-Account	Nuveen S&P 500 Index Fund Sub-Account

INVESTMENT INCOME

Dividends	$6,889,048	$3,078,208	$4,156,204	$14,416,781	$15,093,481

EXPENSES

Administrative expenses	1,778,120	108,168	1,950,060	1,565,240	822,072

Mortality and expense risk charges	200,859	37,093	196,494	206,506	603,662

Total expenses	1,978,979	145,261	2,146,554	1,771,746	1,425,734

Net investment income (loss)	4,910,069	2,932,947	2,009,650	12,645,035	13,667,747

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(9,806,746)	—	1,244,225	4,321,682	38,433,606

Capital gain distributions	23,289,867	—	32,567,048	—	16,120,180

Net realized gain (loss)	13,483,121	—	33,811,273	4,321,682	54,553,786

Net change in unrealized appreciation (depreciation) on investments	18,221,430	—	24,372,944	(10,239,884)	134,974,120

Net realized and unrealized gain (loss) on investments	31,704,551	—	58,184,217	(5,918,202)	189,527,906

Net increase (decrease) in net assets from operations	$36,614,620	$2,932,947	$60,193,867	$6,726,833	$203,195,653

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-17

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Nuveen Short Term Bond Fund Sub-Account	Nuveen Small Cap Blend Index Fund Sub-Account	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Sub-Account	Amana Income Fund (Institutional Shares) Sub-Account	Amana Participation Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$33,952,936	$679,055,298	$10,590,462	$1,809,484	$24,708

Total assets	33,952,936	679,055,298	10,590,462	1,809,484	24,708

LIABILITIES

Amounts due to TIAA	$4	$—	$—	$—	$—

NET ASSETS	$33,952,932	$679,055,298	$10,590,462	$1,809,484	$24,708

NET ASSETS

Accumulation fund	$33,952,932	$679,055,298	$10,590,462	$1,809,484	$24,708

Net assets	$33,952,932	$679,055,298	$10,590,462	$1,809,484	$24,708

Investments, at cost	$33,901,612	$583,786,181	$11,172,227	$1,743,616	$24,407

Shares held in corresponding Funds	3,322,205	26,279,230	182,249	25,954	2,478

UNIT VALUE

Level 1	$41.45	$100.36	$47.18	$38.03	$27.94

Level 2	40.04	96.94	—	—	—

Level 3	38.92	94.23	—	—	—

Level 4	31.44	89.03	—	—	—
Statements of Operations TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025
	Nuveen Short Term Bond Fund Sub-Account	Nuveen Small Cap Blend Index Fund Sub-Account	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Sub-Account	Amana Income Fund (Institutional Shares) Sub-Account	Amana Participation Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$1,543,508	$9,095,390	$—	$16,048	$2,292

EXPENSES

Administrative expenses	35,221	1,348,822	5,535	915	12

Mortality and expense risk charges	17,713	313,716	5,535	915	12

Total expenses	52,934	1,662,538	11,070	1,830	24

Net investment income (loss)	1,490,574	7,432,852	(11,070)	14,218	2,268

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(265,402)	11,049,751	(292,353)	47,893	(1,174)

Capital gain distributions	—	17,913,651	1,872,988	85,040	—

Net realized gain (loss)	(265,402)	28,963,402	1,580,635	132,933	(1,174)

Net change in unrealized appreciation (depreciation) on investments	752,986	40,092,906	(68,505)	120,870	314

Net realized and unrealized gain (loss) on investments	487,584	69,056,308	1,512,130	253,803	(860)

Net increase (decrease) in net assets from operations	$1,978,158	$76,489,160	$1,501,060	$268,021	$1,408

B-18	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account	American Century Mid Cap Value Fund (R6 Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R6) Sub-Account	American Funds New Perspective Fund (Class R6) Sub-Account	American Funds Washington Mutual Investors Fund (Class R6) Sub-Account

ASSETS

Investments, at value	$10,547,692	$13,109,386	$462,312,096	$129,873	$171,424,631

Total assets	10,547,692	13,109,386	462,312,096	129,873	171,424,631

NET ASSETS	$10,547,692	$13,109,386	$462,312,096	$129,873	$171,424,631

NET ASSETS

Accumulation fund	$10,547,692	$13,109,386	$462,312,096	$129,873	$171,424,631

Net assets	$10,547,692	$13,109,386	$462,312,096	$129,873	$171,424,631

Investments, at cost	$9,631,504	$14,122,869	$446,973,420	$111,773	$139,229,531

Shares held in corresponding Funds	299,056	885,769	7,631,431	1,838	2,627,600

UNIT VALUE

Level 1	$91.37	$44.96	$72.03	$—	$143.87

Level 2	—	—	69.58	—	138.98

Level 3	—	—	67.64	—	135.09

Level 4	75.98	43.45	63.54	43.58	121.98

	American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account	American Century Mid Cap Value Fund (R6 Class) Sub-Account	American Funds EuroPacific Growth Fund (Class R6) Sub-Account	American Funds New Perspective Fund (Class R6) Sub-Account	American Funds Washington Mutual Investors Fund (Class R6) Sub-Account

INVESTMENT INCOME

Dividends	$—	$255,575	$13,629,319	$1,683	$2,796,036

EXPENSES

Administrative expenses	5,099	6,984	249,434	746	99,315

Mortality and expense risk charges	5,090	6,978	208,718	53	85,159

Total expenses	10,189	13,962	458,152	799	184,474

Net investment income (loss)	(10,189)	241,613	13,171,167	884	2,611,562

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(329,887)	105,866	2,196,804	858	8,524,740

Capital gain distributions	962,343	1,494,516	43,853,381	6,653	14,491,076

Net realized gain (loss)	632,456	1,600,382	46,050,185	7,511	23,015,816

Net change in unrealized appreciation (depreciation) on investments	826,175	(617,582)	46,514,384	11,462	1,404,361

Net realized and unrealized gain (loss) on investments	1,458,631	982,800	92,564,569	18,973	24,420,177

Net increase (decrease) in net assets from operations	$1,448,442	$1,224,413	$105,735,736	$19,857	$27,031,739

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-19

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Ariel Appreciation Fund (Institutional Class) Sub-Account	BlackRock High Yield Bond Fund (Class K) Sub-Account	BlackRock Total Return Fund (Class K) Sub-Account		Champlain Mid Cap Fund (Institutional Shares) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund (Class I) Sub-Account

ASSETS

Investments, at value	$413,893	$3,591	$27		$24,928,673	$71,258,096	$63,317,623

Total assets	413,893	3,591	27		24,928,673	71,258,096	63,317,623

NET ASSETS	$413,893	$3,591	$27		$24,928,673	$71,258,096	$63,317,623

NET ASSETS

Accumulation fund	$413,893	$3,591	$27		$24,928,673	$71,258,096	$63,317,623

Net assets	$413,893	$3,591	$27		$24,928,673	$71,258,096	$63,317,623

Investments, at cost	$412,446	$3,605	$26		$28,989,178	$53,840,482	$48,261,564

Shares held in corresponding Funds	10,662	497	3		1,202,541	1,919,152	3,846,757

UNIT VALUE

Level 1	$48.94	$—	$28.17		$58.93	$44.33	$61.98

Level 2	—	—	—		52.91	43.05	60.19

Level 3	—	—	—		52.23	42.11	58.88

Level 4	42.96	31.82	—		50.89	40.30	56.35
Statements of Operations TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025
	Ariel Appreciation Fund (Institutional Class) Sub-Account	BlackRock High Yield Bond Fund (Class K) Sub-Account (a)	BlackRock Total Return Fund (Class K) Sub-Account		Champlain Mid Cap Fund (Institutional Shares) Sub-Account	DFA Emerging Markets Portfolio (Institutional Class) Sub-Account	Dodge & Cox International Stock Fund (Class I) Sub-Account

INVESTMENT INCOME

Dividends	$107	$42	$0	^	$—	$1,930,230	$1,510,442

EXPENSES

Administrative expenses	237	5	0	^	18,392	66,193	44,940

Mortality and expense risk charges	190	0^	0	^	12,976	34,699	29,180

Total expenses	427	5	0	^	31,368	100,892	74,120

Net investment income (loss)	(320)	37	0	^	(31,368)	1,829,338	1,436,322

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(4,056)	—	—		443,765	1,996,053	5,734,358

Capital gain distributions	45,119	13	—		3,701,632	—	1,514,796

Net realized gain (loss)	41,063	13	—		4,145,397	1,996,053	7,249,154

Net change in unrealized appreciation (depreciation) on investments	655	(14)	1		(3,725,257)	16,249,276	9,975,809

Net realized and unrealized gain (loss) on investments	41,718	(1)	1		420,140	18,245,329	17,224,963

Net increase (decrease) in net assets from operations	$41,398	$36	$1		$388,772	$20,074,667	$18,661,285

(a	) For the period October 24, 2025 (commencement of operations) to December 31, 2025.
^	Amount represents less than $1.

B-20	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account	iShares Russell Mid-Cap Index Fund (Class K) Sub-Account	JPMorgan Core Plus Bond Fund (Class R6) Sub-Account	JPMorgan Equity Income Fund (Class R6) Sub-Account	JPMorgan Large Cap Growth Fund (Class R6) Sub-Account	JPMorgan Small Cap Value Fund (Class R6) Sub-Account	Lazard International Equity Portfolio (R6 Shares) Sub-Account

ASSETS

Investments, at value	$108	$143,619	$60,902,228	$7,185	$234,900,161	$36,150,615	$27,583,020

Total assets	108	143,619	60,902,228	7,185	234,900,161	36,150,615	27,583,020

NET ASSETS	$108	$143,619	$60,902,228	$7,185	$234,900,161	$36,150,615	$27,583,020

NET ASSETS

Accumulation fund	$108	$143,619	$60,902,228	$7,185	$234,900,161	$36,150,615	$27,583,020

Net assets	$108	$143,619	$60,902,228	$7,185	$234,900,161	$36,150,615	$27,583,020

Investments, at cost	$96	$133,673	$60,320,837	$6,892	$194,805,307	$33,944,684	$26,545,718

Shares held in corresponding Funds	3	9,272	8,319,976	290	2,717,494	1,273,806	1,475,028

UNIT VALUE

Level 1	$—	$—	$28.36	$—	$48.18	$46.82	$53.01

Level 2	—	—	—	—	—	—	—

Level 3	—	—	—	—	—	—	—

Level 4	34.66	43.24	—	45.54	47.04	42.98	44.99

	Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account	iShares Russell Mid-Cap Index Fund (Class K) Sub-Account	JPMorgan Core Plus Bond Fund (Class R6) Sub-Account	JPMorgan Equity Income Fund (Class R6) Sub-Account	JPMorgan Large Cap Growth Fund (Class R6) Sub-Account	JPMorgan Small Cap Value Fund (Class R6) Sub-Account	Lazard International Equity Portfolio (R6 Shares) Sub-Account

INVESTMENT INCOME

Dividends	$—	$2,072	$1,386,655	$121	$592,647	$386,326	$640,477

EXPENSES

Administrative expenses	1	908	13,213	43	114,084	17,159	13,839

Mortality and expense risk charges	—	65	13,213	3	113,993	16,663	12,922

Total expenses	1	973	26,426	46	228,077	33,822	26,761

Net investment income (loss)	(1)	1,099	1,360,229	75	364,570	352,504	613,716

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1)	934	2,147	10	21,840,096	(923,842)	(277,078)

Capital gain distributions	7	5,934	—	594	23,015,134	2,781,373	2,437,350

Net realized gain (loss)	6	6,868	2,147	604	44,855,230	1,857,531	2,160,272

Net change in unrealized appreciation (depreciation) on investments	(3)	4,322	581,391	149	(14,889,398)	1,860,641	4,660,689

Net realized and unrealized gain (loss) on investments	3	11,190	583,538	753	29,965,832	3,718,172	6,820,961

Net increase (decrease) in net assets from operations	$2	$12,289	$1,943,767	$828	$30,330,402	$4,070,676	$7,434,677

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-21

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Lord Abbett High Yield Fund (Class R6) Sub-Account	MFS International Diversification Fund (Class R6) Sub-Account	MFS Mid Cap Growth Fund (Class R6) Sub-Account	MFS Mid Cap Value Fund (Class R6) Sub-Account	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account

ASSETS

Investments, at value	$23,792,249	$156,643,718	$44,743,341	$202,694,348	$7,998,112

Total assets	23,792,249	156,643,718	44,743,341	202,694,348	7,998,112

NET ASSETS	$23,792,249	$156,643,718	$44,743,341	$202,694,348	$7,998,112

NET ASSETS

Accumulation fund	$23,792,249	$156,643,718	$44,743,341	$202,694,348	$7,998,112

Net assets	$23,792,249	$156,643,718	$44,743,341	$202,694,348	$7,998,112

Investments, at cost	$23,824,925	$138,686,456	$46,169,301	$197,867,545	$7,675,683

Shares held in corresponding Funds	3,711,739	5,638,723	1,573,254	6,486,219	102,186

UNIT VALUE

Level 1	$37.74	$39.22	$33.57	$57.32	$55.25

Level 2	—	—	—	53.28	—

Level 3	—	—	—	52.59	—

Level 4	33.66	37.91	32.44	51.24	47.04

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025

	Lord Abbett High Yield Fund (Class R6) Sub-Account	MFS International Diversification Fund (Class R6) Sub-Account	MFS Mid Cap Growth Fund (Class R6) Sub-Account	MFS Mid Cap Value Fund (Class R6) Sub-Account	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account

INVESTMENT INCOME

Dividends	$1,982,159	$3,546,724	$—	$3,139,902	$—

EXPENSES

Administrative expenses	14,089	56,176	21,712	124,184	4,944

Mortality and expense risk charges	13,312	56,167	21,708	109,076	4,418

Total expenses	27,401	112,343	43,420	233,260	9,362

Net investment income (loss)	1,954,758	3,434,381	(43,420)	2,906,642	(9,362)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1,665,528)	2,732,909	(428,773)	11,420,246	(44,671)

Capital gain distributions	—	4,286,426	5,825,170	12,553,597	199,531

Net realized gain (loss)	(1,665,528)	7,019,335	5,396,397	23,973,843	154,860

Net change in unrealized appreciation (depreciation) on investments	1,564,864	15,571,143	(4,062,559)	(14,255,673)	(972,762)

Net realized and unrealized gain (loss) on investments	(100,664)	22,590,478	1,333,838	9,718,170	(817,902)

Net increase (decrease) in net assets from operations	$1,854,094	$26,024,859	$1,290,418	$12,624,812	$(827,264)

B-22	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nomura Emerging Markets Fund (Class R6) Sub-Account	Nomura Small Cap Value Fund (Class R6) Sub-Account	NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account	Parnassus Core Equity Fund (Institutional Shares) Sub-Account	Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$196,633,489	$8,679,896	$24,186,312	$5,978,247	$933,557

Total assets	196,633,489	8,679,896	24,186,312	5,978,247	933,557

NET ASSETS	$196,633,489	$8,679,896	$24,186,312	$5,978,247	$933,557

NET ASSETS

Accumulation fund	$196,633,489	$8,679,896	$24,186,312	$5,978,247	$933,557

Net assets	$196,633,489	$8,679,896	$24,186,312	$5,978,247	$933,557

Investments, at cost	$152,281,607	$9,644,562	$24,211,136	$6,530,571	$881,880

Shares held in corresponding Funds	6,234,416	129,242	4,651,214	106,488	17,243

UNIT VALUE

Level 1	$76.92	$50.50	$28.23	$39.03	$54.11

Level 2	—	—	—	—	—

Level 3	—	—	—	—	—

Level 4	60.21	48.81	—	—	46.54

	Nomura Emerging Markets Fund (Class R6) Sub-Account	Nomura Small Cap Value Fund (Class R6) Sub-Account	NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account	Parnassus Core Equity Fund (Institutional Shares) Sub-Account	Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$25,985,777	$120,980	$1,220,523	$12,414	$—

EXPENSES

Administrative expenses	68,493	4,624	9,052	2,801	554

Mortality and expense risk charges	66,574	4,616	9,052	2,801	449

Total expenses	135,067	9,240	18,104	5,602	1,003

Net investment income (loss)	25,850,710	111,740	1,202,419	6,812	(1,003)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	5,651,299	(237,748)	(5,632)	296,539	(10,513)

Capital gain distributions	4,922,289	846,519	—	979,828	138,952

Net realized gain (loss)	10,573,588	608,771	(5,632)	1,276,367	128,439

Net change in unrealized appreciation (depreciation) on investments	53,349,420	(90,873)	17,705	(691,330)	(45,459)

Net realized and unrealized gain (loss) on investments	63,923,008	517,898	12,073	585,037	82,980

Net increase (decrease) in net assets from operations	$89,773,718	$629,638	$1,214,492	$591,849	$81,977

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-23

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Parnassus Value Equity Fund (Institutional Shares) Sub-Account	PGIM Total Return Bond Fund (Class R6) Sub-Account	Templeton Global Bond Fund (Class R6) Sub-Account	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account

ASSETS

Investments, at value	$16,910,231	$33,339,297	$5,059,024	$349,322,377	$57,448,027

Total assets	16,910,231	33,339,297	5,059,024	349,322,377	57,448,027

NET ASSETS	$16,910,231	$33,339,297	$5,059,024	$349,322,377	$57,448,027

NET ASSETS

Accumulation fund	$16,910,231	$33,339,297	$5,059,024	$349,322,377	$57,448,027

Net assets	$16,910,231	$33,339,297	$5,059,024	$349,322,377	$57,448,027

Investments, at cost	$16,426,610	$32,802,472	$6,410,817	$256,595,162	$54,343,152

Shares held in corresponding Funds	302,996	2,737,217	712,539	4,111,126	1,271,255

UNIT VALUE

Level 1	$37.44	$25.61	$25.02	$263.48	$61.81

Level 2	—	—	—	254.53	—

Level 3	—	—	—	247.41	—

Level 4	—	—	21.73	198.57	52.80

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025

	Parnassus Value Equity Fund (Institutional Shares) Sub-Account	PGIM Total Return Bond Fund (Class R6) Sub-Account	Templeton Global Bond Fund (Class R6) Sub-Account	T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account

INVESTMENT INCOME

Dividends	$160,924	$1,112,833	$333,644	$—	$—

EXPENSES

Administrative expenses	8,045	11,973	2,898	218,720	28,342

Mortality and expense risk charges	8,045	11,973	2,680	167,988	26,642

Total expenses	16,090	23,946	5,578	386,708	54,984

Net investment income (loss)	144,834	1,088,887	328,066	(386,708)	(54,984)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	817,851	210,472	(598,602)	30,478,688	(41,810)

Capital gain distributions	1,716,139	—	—	42,374,305	3,290,062

Net realized gain (loss)	2,533,990	210,472	(598,602)	72,852,993	3,248,252

Net change in unrealized appreciation (depreciation) on investments	106,824	546,829	1,121,228	(17,989,711)	1,931,885

Net realized and unrealized gain (loss) on investments	2,640,814	757,301	522,626	54,863,282	5,180,137

Net increase (decrease) in net assets from operations	$2,785,648	$1,846,188	$850,692	$54,476,574	$5,125,153

B-24	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Emerging Markets Stock Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Equity Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard FTSE Social Index Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$218,806,337	$393,627,356	$200,256,150	$551,436,408	$8,822,546

Total assets	218,806,337	393,627,356	200,256,150	551,436,408	8,822,546

NET ASSETS	$218,806,337	$393,627,356	$200,256,150	$551,436,408	$8,822,546

NET ASSETS

Accumulation fund	$218,806,337	$393,627,356	$200,256,150	$551,436,408	$8,822,546

Net assets	$218,806,337	$393,627,356	$200,256,150	$551,436,408	$8,822,546

Investments, at cost	$177,492,802	$371,434,517	$199,794,828	$444,841,753	$7,079,754

Shares held in corresponding Funds	1,939,257	4,236,652	1,876,991	1,408,846	187,077

UNIT VALUE

Level 1	$40.00	$67.31	$105.16	$62.22	$52.23

Level 2	38.85	61.42	102.12	—	—

Level 3	38.00	60.63	99.90	—	—

Level 4	36.37	59.07	95.60	54.04	—

	Vanguard Emerging Markets Stock Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Equity Income Fund (Admiral Shares) Sub-Account	Vanguard Explorer Fund (Admiral Shares) Sub-Account	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard FTSE Social Index Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$5,831,882	$9,430,826	$1,116,817	$5,705,982	$82,035

EXPENSES

Administrative expenses	125,638	213,509	133,879	223,059	4,235

Mortality and expense risk charges	90,715	191,139	106,147	222,655	4,235

Total expenses	216,353	404,648	240,026	445,714	8,470

Net investment income (loss)	5,615,529	9,026,178	876,791	5,260,268	73,565

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	1,129,262	7,266,311	5,415,714	7,758,464	949,394

Capital gain distributions	—	30,570,831	12,942,447	—	—

Net realized gain (loss)	1,129,262	37,837,142	18,358,161	7,758,464	949,394

Net change in unrealized appreciation (depreciation) on investments	33,296,377	13,127,215	(6,551,760)	46,139,453	336,838

Net realized and unrealized gain (loss) on investments	34,425,639	50,964,357	11,806,401	53,897,917	1,286,232

Net increase (decrease) in net assets from operations	$40,041,168	$59,990,535	$12,683,192	$59,158,185	$1,359,797

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-25

Statements of Assets and Liabilities TIAA Separate Account VA-3 ∎ December 31, 2025

	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Mid Cap Index Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account

ASSETS

Investments, at value	$1,395,967,687	$19,250,681	$4,502	$181,639,848	$7,854	$205,545,762

Amounts due from TIAA	—	2,050	—	—	—	—

Total assets	1,395,967,687	19,252,731	4,502	181,639,848	7,854	205,545,762

NET ASSETS	$1,395,967,687	$19,252,731	$4,502	$181,639,848	$7,854	$205,545,762

NET ASSETS

Accumulation fund	$1,395,967,687	$19,252,731	$4,502	$181,639,848	$7,854	$205,545,762

Net assets	$1,395,967,687	$19,252,731	$4,502	$181,639,848	$7,854	$205,545,762

Investments, at cost	$1,059,260,106	$19,961,874	$4,340	$185,902,047	$7,551	$138,788,320

Shares held in corresponding Funds	2,528,606	1,913,587	13	6,849,165	64	4,039,815

UNIT VALUE

Level 1	$54.36	$33.64	$—	$102.45	$—	$97.11

Level 2	—	32.67	—	99.49	—	94.30

Level 3	—	31.95	—	97.32	—	92.25

Level 4	52.54	30.58	34.25	93.13	34.04	88.28

Statements of Operations

TIAA Separate Account VA-3 ∎ For the period or year ended December 31, 2025

	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account	Vanguard Mid Cap Index Fund (Admiral Shares) Sub-Account	Vanguard Selected Value Fund (Investor Shares) Sub-Account	Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account	Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account

INVESTMENT INCOME

Dividends	$13,946,909	$608,706	$64	$3,463,684	$110	$4,294,491

EXPENSES

Administrative expenses	553,014	12,456	25	110,451	49	152,392

Mortality and expense risk charges	543,796	7,548	2	93,751	3	104,631

Total expenses	1,096,810	20,004	27	204,202	52	257,023

Net investment income (loss)	12,850,099	588,702	37	3,259,482	58	4,037,468

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	2,175,596	(437,444)	(32)	734,152	387	16,280,692

Capital gain distributions	12,826,697	—	—	18,028,963	—	—

Net realized gain (loss)	15,002,293	(437,444)	(32)	18,763,115	387	16,280,692

Net change in unrealized appreciation (depreciation) on investments	160,905,039	893,150	160	(3,381,453)	(83)	(3,241,180)

Net realized and unrealized gain (loss) on investments	175,907,332	455,706	128	15,381,662	304	13,039,512

Net increase (decrease) in net assets from operations	$188,757,431	$1,044,408	$165	$18,641,144	$362	$17,076,980

B-26	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

concluded

	Vanguard Total Bond Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account	Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

ASSETS

Investments, at value	$267,269,438	$63,225,171	$85,933,595	$302,033,532	$231,191,842

Amounts due from TIAA	28,925	—	8,640	—	—

Total assets	267,298,363	63,225,171	85,942,235	302,033,532	231,191,842

NET ASSETS	$267,298,363	$63,225,171	$85,942,235	$302,033,532	$231,191,842

NET ASSETS

Accumulation fund	$267,298,363	$63,225,171	$85,942,235	$302,033,532	$231,191,842

Net assets	$267,298,363	$63,225,171	$85,942,235	$302,033,532	$231,191,842

Investments, at cost	$273,018,807	$64,242,595	$85,933,595	$291,710,500	$267,862,003

Shares held in corresponding Funds	27,356,135	2,176,426	85,933,595	3,912,858	24,752,874

UNIT VALUE

Level 1	$29.58	$24.86	$29.13	$92.48	$49.65

Level 2	—	—	—	89.80	47.96

Level 3	—	—	—	87.85	46.62

Level 4	27.44	—	—	84.07	33.77

	Vanguard Total Bond Market Index Fund (Institutional Plus Shares) Sub-Account	Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account	Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account	Vanguard Wellington Fund (Admiral Shares) Sub-Account	Western Asset Core Plus Bond Fund (Class IS) Sub-Account

INVESTMENT INCOME

Dividends	$9,950,672	$2,654,766	$3,286,889	$6,798,689	$11,654,881

EXPENSES

Administrative expenses	128,025	29,599	39,729	187,612	229,316

Mortality and expense risk charges	126,705	29,599	39,729	149,525	121,830

Total expenses	254,730	59,198	79,458	337,137	351,146

Net investment income (loss)	9,695,942	2,595,568	3,207,431	6,461,552	11,303,735

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments	(1,184,200)	260,781	—	6,066,735	(15,050,604)

Capital gain distributions	—	—	—	25,422,100	—

Net realized gain (loss)	(1,184,200)	260,781	—	31,488,835	(15,050,604)

Net change in unrealized appreciation (depreciation) on investments	8,583,887	(1,089,972)	—	7,610,280	22,203,297

Net realized and unrealized gain (loss) on investments	7,399,687	(829,191)	—	39,099,115	7,152,693

Net increase (decrease) in net assets from operations	$17,095,629	$1,766,377	$3,207,431	$45,560,667	$18,456,428

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-27

Statements of Changes in Net Assets

TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Bond Index Fund Sub-Account		Nuveen Core Bond Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$8,737,160	$6,993,850	$554,962	$536,229

Net realized gain (loss)	(7,694,368)	(1,369,274)	(599,403)	(404,159)

Net change in unrealized appreciation (depreciation) on investments	15,190,436	(2,557,064)	1,003,128	158,445

Net increase (decrease) in net assets from operations	16,233,228	3,067,512	958,687	290,515

FROM CONTRACTOWNER TRANSACTIONS

Premiums	36,236,494	66,470,697	1,908,808	1,721,449

Net contractowner transfers	(8,588,567)	19,892,357	254,725	31,985

Withdrawals and death benefits	(53,454,395)	(33,373,236)	(3,080,545)	(2,867,360)

Net increase (decrease) in net assets resulting from contractowner transactions	(25,806,468)	52,989,818	(917,012)	(1,113,926)

Net increase (decrease) in net assets	(9,573,240)	56,057,330	41,675	(823,411)

NET ASSETS

Beginning of period	234,727,404	178,670,074	14,611,759	15,435,170

End of period	$225,154,164	$234,727,404	$14,653,434	$14,611,759

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,395,334	5,704,676	365,098	394,576

Units purchased	1,105,177	2,111,824	46,681	43,913

Units sold/transferred	(1,868,278)	(421,166)	(69,934)	(73,391)

End of period	6,632,233	7,395,334	341,845	365,098

	Nuveen Core Equity Fund Sub-Account		Nuveen Core Impact Bond Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$1,422,627	$2,308,025	$243,105	$144,469

Net realized gain (loss)	45,893,383	36,603,989	15,850	(65,004)

Net change in unrealized appreciation (depreciation) on investments	(4,299,332)	35,086,168	119,236	(1,527)

Net increase (decrease) in net assets from operations	43,016,678	73,998,182	378,191	77,938

FROM CONTRACTOWNER TRANSACTIONS

Premiums	25,495,008	22,054,084	3,145,315	1,290,230

Net contractowner transfers	(1,485,398)	5,621,362	4,660,958	338,778

Withdrawals and death benefits	(58,323,971)	(34,457,596)	(1,395,758)	(1,277,790)

Net increase (decrease) in net assets resulting from contractowner transactions	(34,314,361)	(6,782,150)	6,410,515	351,218

Net increase (decrease) in net assets	8,702,317	67,216,032	6,788,706	429,156

NET ASSETS

Beginning of period	332,097,321	264,881,289	3,503,367	3,074,211

End of period	$340,799,638	$332,097,321	$10,292,073	$3,503,367

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,138,370	2,186,365	150,120	134,962

Units purchased	167,121	162,362	129,998	55,920

Units sold/transferred	(371,490)	(210,357)	130,534	(40,762)

End of period	1,934,001	2,138,370	410,652	150,120

B-28	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Core Plus Bond Fund Sub-Account		Nuveen Emerging Markets Equity Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$3,696,870	$3,612,015	$333,902	$227,632

Net realized gain (loss)	(2,204,053)	(2,549,253)	(499,473)	(761,983)

Net change in unrealized appreciation (depreciation) on investments	4,459,874	1,083,794	3,172,798	532,696

Net increase (decrease) in net assets from operations	5,952,691	2,146,556	3,007,227	(1,655)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	12,719,063	11,342,942	196,393	114,179

Net contractowner transfers	4,795,855	1,138,191	(768,382)	(735,120)

Withdrawals and death benefits	(19,531,954)	(19,026,975)	(1,477,062)	(1,524,093)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,017,036)	(6,545,842)	(2,049,051)	(2,145,034)

Net increase (decrease) in net assets	3,935,655	(4,399,286)	958,176	(2,146,689)

NET ASSETS

Beginning of period	90,141,584	94,540,870	9,369,710	11,516,399

End of period	$94,077,239	$90,141,584	$10,327,886	$9,369,710

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,168,405	2,333,407	359,489	439,934

Units purchased	299,937	279,769	6,821	4,478

Units sold/transferred	(355,587)	(444,771)	(74,049)	(84,923)

End of period	2,112,755	2,168,405	292,261	359,489

	Nuveen Emerging Markets Equity Index Fund Sub-Account		Nuveen Equity Index Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$1,761,245	$1,496,957	$2,588,180	$2,778,071

Net realized gain (loss)	(1,052,939)	568,713	30,604,094	28,779,287

Net change in unrealized appreciation (depreciation) on investments	16,509,601	1,953,294	9,116,510	25,516,465

Net increase (decrease) in net assets from operations	17,217,907	4,018,964	42,308,784	57,073,823

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,307,247	3,604,706	12,987,056	11,900,714

Net contractowner transfers	(2,257,582)	(7,377,534)	(5,962,227)	(18,163,898)

Withdrawals and death benefits	(7,246,469)	(10,117,971)	(40,750,444)	(35,122,278)

Net increase (decrease) in net assets resulting from contractowner transactions	(5,196,804)	(13,890,799)	(33,725,615)	(41,385,462)

Net increase (decrease) in net assets	12,021,103	(9,871,835)	8,583,169	15,688,361

NET ASSETS

Beginning of period	54,478,489	64,350,324	275,496,480	259,808,119

End of period	$66,499,592	$54,478,489	$284,079,649	$275,496,480

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,850,404	2,329,622	2,094,238	2,428,737

Units purchased	122,922	127,047	99,348	104,898

Units sold/transferred	(287,097)	(606,265)	(339,961)	(439,397)

End of period	1,686,229	1,850,404	1,853,625	2,094,238

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-29

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Green Bond Fund Sub-Account		Nuveen High-Yield Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$71,978	$28,214	$11,922,679	$10,571,058

Net realized gain (loss)	5,593	(442)	(1,966,338)	(1,288,762)

Net change in unrealized appreciation (depreciation) on investments	30,227	(12,434)	4,681,424	3,224,155

Net increase (decrease) in net assets from operations	107,798	15,338	14,637,765	12,506,451

FROM CONTRACTOWNER TRANSACTIONS

Premiums	900,118	493,171	23,579,223	23,171,962

Net contractowner transfers	716,451	176,141	4,257,985	6,776,743

Withdrawals and death benefits	(141,221)	(356,046)	(26,605,074)	(21,991,850)

Net increase (decrease) in net assets resulting from contractowner transactions	1,475,348	313,266	1,232,134	7,956,855

Net increase (decrease) in net assets	1,583,146	328,604	15,869,899	20,463,306

NET ASSETS

Beginning of period	866,829	538,225	177,455,519	156,992,213

End of period	$2,449,975	$866,829	$193,325,418	$177,455,519

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	33,124	21,176	2,614,408	2,492,430

Units purchased	33,064	19,270	338,548	358,890

Units sold/transferred	21,608	(7,322)	(321,839)	(236,912)

End of period	87,796	33,124	2,631,117	2,614,408

	Nuveen Inflation Linked Bond Fund Sub-Account		Nuveen International Equity Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$166,118	$131,385	$15,890,970	$10,835,446

Net realized gain (loss)	(182,682)	(114,968)	81,005,307	9,555,087

Net change in unrealized appreciation (depreciation) on investments	328,163	107,346	84,587,874	(1,924,668)

Net increase (decrease) in net assets from operations	311,599	123,763	181,484,151	18,465,865

FROM CONTRACTOWNER TRANSACTIONS

Premiums	672,158	613,739	62,860,162	96,234,861

Net contractowner transfers	203,890	(211,755)	(244,605)	8,242,969

Withdrawals and death benefits	(1,213,590)	(852,991)	(137,507,896)	(94,587,472)

Net increase (decrease) in net assets resulting from contractowner transactions	(337,542)	(451,007)	(74,892,339)	9,890,358

Net increase (decrease) in net assets	(25,943)	(327,244)	106,591,812	28,356,223

NET ASSETS

Beginning of period	4,684,503	5,011,747	593,087,021	564,730,798

End of period	$4,658,560	$4,684,503	$699,678,833	$593,087,021

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	116,537	128,304	15,683,424	15,414,241

Units purchased	16,241	15,618	1,457,769	2,490,317

Units sold/transferred	(24,332)	(27,385)	(3,170,331)	(2,221,134)

End of period	108,446	116,537	13,970,862	15,683,424

B-30	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen International Equity Index Fund Sub-Account		Nuveen International Responsible Equity Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$60,708,581	$36,256,592	$6,932,661	$4,211,682

Net realized gain (loss)	15,242,643	8,852,341	7,662,985	136,526

Net change in unrealized appreciation (depreciation) on investments	315,230,762	(5,590,014)	27,307,211	21,258

Net increase (decrease) in net assets from operations	391,181,986	39,518,919	41,902,857	4,369,466

FROM CONTRACTOWNER TRANSACTIONS

Premiums	206,471,117	178,439,092	18,451,687	25,410,302

Net contractowner transfers	21,871,895	16,599,668	(9,850,057)	3,088,748

Withdrawals and death benefits	(182,066,191)	(146,192,512)	(23,846,987)	(21,596,135)

Net increase (decrease) in net assets resulting from contractowner transactions	46,276,821	48,846,248	(15,245,357)	6,902,915

Net increase (decrease) in net assets	437,458,807	88,365,167	26,657,500	11,272,381

NET ASSETS

Beginning of period	1,231,101,287	1,142,736,120	143,393,720	132,121,339

End of period	$1,668,560,094	$1,231,101,287	$170,051,220	$143,393,720

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	28,030,227	26,947,365	4,232,040	4,019,382

Units purchased	4,011,310	3,982,096	473,839	740,027

Units sold/transferred	(3,139,438)	(2,899,234)	(798,917)	(527,369)

End of period	28,902,099	28,030,227	3,906,962	4,232,040

	Nuveen Large Cap Growth Fund Sub-Account		Nuveen Large Cap Growth Index Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$(1,315,410)	$(824,007)	$3,292,846	$3,396,225

Net realized gain (loss)	37,208,964	21,449,080	69,714,337	53,185,542

Net change in unrealized appreciation (depreciation) on investments	(6,073,181)	30,730,944	58,856,744	121,422,804

Net increase (decrease) in net assets from operations	29,820,373	51,356,017	131,863,927	178,004,571

FROM CONTRACTOWNER TRANSACTIONS

Premiums	21,444,032	22,929,563	120,592,165	69,279,045

Net contractowner transfers	(2,460,560)	(1,791,796)	13,037,357	3,761,649

Withdrawals and death benefits	(41,849,166)	(44,248,105)	(128,264,660)	(87,283,065)

Net increase (decrease) in net assets resulting from contractowner transactions	(22,865,694)	(23,110,338)	5,364,862	(14,242,371)

Net increase (decrease) in net assets	6,954,679	28,245,679	137,228,789	163,762,200

NET ASSETS

Beginning of period	218,408,105	190,162,426	710,382,837	546,620,637

End of period	$225,362,784	$218,408,105	$847,611,626	$710,382,837

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,206,564	1,347,812	3,260,884	3,339,247

Units purchased	116,056	144,023	528,826	364,055

Units sold/transferred	(239,036)	(285,271)	(502,591)	(442,418)

End of period	1,083,584	1,206,564	3,287,119	3,260,884

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-31

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Large Cap Responsible Equity Fund Sub-Account		Nuveen Large Cap Value Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$2,479,509	$2,483,202	$6,853,320	$7,169,361

Net realized gain (loss)	35,514,939	58,842,343	92,453,324	23,814,158

Net change in unrealized appreciation (depreciation) on investments	7,906,901	(9,873,341)	4,656,933	50,552,569

Net increase (decrease) in net assets from operations	45,901,349	51,452,204	103,963,577	81,536,088

FROM CONTRACTOWNER TRANSACTIONS

Premiums	22,716,271	11,094,945	31,030,556	151,948,344

Net contractowner transfers	(9,922,166)	3,341,338	(51,509,456)	60,727,809

Withdrawals and death benefits	(58,791,081)	(51,996,809)	(163,541,752)	(90,552,649)

Net increase (decrease) in net assets resulting from contractowner transactions	(45,996,976)	(37,560,526)	(184,020,652)	122,123,504

Net increase (decrease) in net assets	(95,627)	13,891,678	(80,057,075)	203,659,592

NET ASSETS

Beginning of period	314,353,881	300,462,203	724,111,184	520,451,592

End of period	$314,258,254	$314,353,881	$644,054,109	$724,111,184

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,637,416	2,973,610	9,270,754	7,644,479

Units purchased	179,303	102,721	372,754	2,035,403

Units sold/transferred	(550,983)	(438,915)	(2,593,013)	(409,128)

End of period	2,265,736	2,637,416	7,050,495	9,270,754

	Nuveen Large Cap Value Index Fund Sub-Account		Nuveen Lifecycle Retirement Income Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$13,259,063	$15,267,679	$1,405,379	$1,366,090

Net realized gain (loss)	96,194,775	25,313,240	861,732	(62,548)

Net change in unrealized appreciation (depreciation) on investments	2,775,962	63,040,735	2,957,617	2,092,391

Net increase (decrease) in net assets from operations	112,229,800	103,621,654	5,224,728	3,395,933

FROM CONTRACTOWNER TRANSACTIONS

Premiums	57,435,263	110,690,550	3,827,309	4,196,257

Net contractowner transfers	(82,664,579)	(7,751,239)	143,252	(187,370)

Annuity payments	—	—	(617,596)	(628,961)

Withdrawals and death benefits	(142,833,635)	(101,994,564)	(6,382,514)	(8,529,997)

Net increase (decrease) in net assets resulting from contractowner transactions	(168,062,951)	944,747	(3,029,549)	(5,150,071)

Net increase (decrease) in net assets	(55,833,151)	104,566,401	2,195,179	(1,754,138)

NET ASSETS

Beginning of period	817,975,460	713,409,059	47,773,009	49,527,147

End of period	$762,142,309	$817,975,460	$49,968,188	$47,773,009

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,803,837	9,761,764	762,402	842,927

Units purchased	651,900	1,381,305	68,295	78,086

Units sold/transferred	(2,562,062)	(1,339,232)	(109,278)	(158,611)

End of period	7,893,675	9,803,837	721,419	762,402

B-32	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle 2010 Fund Sub-Account		Nuveen Lifecycle 2015 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$4,142,328	$3,779,500	$4,617,515	$4,831,242

Net realized gain (loss)	1,926,686	(772,659)	3,525,759	(1,576,290)

Net change in unrealized appreciation (depreciation) on investments	6,017,930	4,800,820	7,497,147	7,774,765

Net increase (decrease) in net assets from operations	12,086,944	7,807,661	15,640,421	11,029,717

FROM CONTRACTOWNER TRANSACTIONS

Premiums	13,330,069	33,168,949	9,806,612	21,725,741

Net contractowner transfers	(672,127)	(4,082,397)	(2,019,167)	(2,914,572)

Withdrawals and death benefits	(15,397,189)	(34,646,623)	(27,537,093)	(35,020,424)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,739,247)	(5,560,071)	(19,749,648)	(16,209,255)

Net increase (decrease) in net assets	9,347,697	2,247,590	(4,109,227)	(5,179,538)

NET ASSETS

Beginning of period	111,882,204	109,634,614	149,401,998	154,581,536

End of period	$121,229,901	$111,882,204	$145,292,771	$149,401,998

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,936,087	2,040,978	2,550,643	2,835,873

Units purchased	222,150	588,403	161,475	391,037

Units sold/transferred	(274,701)	(693,294)	(485,004)	(676,267)

End of period	1,883,536	1,936,087	2,227,114	2,550,643

	Nuveen Lifecycle 2020 Fund Sub-Account		Nuveen Lifecycle 2025 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$10,854,323	$11,592,016	$16,350,425	$16,786,973

Net realized gain (loss)	10,632,717	(443,986)	25,217,650	10,833,460

Net change in unrealized appreciation (depreciation) on investments	19,704,951	18,966,887	28,406,597	23,010,968

Net increase (decrease) in net assets from operations	41,191,991	30,114,917	69,974,672	50,631,401

FROM CONTRACTOWNER TRANSACTIONS

Premiums	16,538,057	47,536,124	40,212,331	85,202,898

Net contractowner transfers	(4,708,057)	(14,806,672)	(8,822,632)	(22,414,207)

Withdrawals and death benefits	(57,915,941)	(93,535,595)	(96,282,306)	(127,795,749)

Net increase (decrease) in net assets resulting from contractowner transactions	(46,085,941)	(60,806,143)	(64,892,607)	(65,007,058)

Net increase (decrease) in net assets	(4,893,950)	(30,691,226)	5,082,065	(14,375,657)

NET ASSETS

Beginning of period	371,345,466	402,036,692	597,096,429	611,472,086

End of period	$366,451,516	$371,345,466	$602,178,494	$597,096,429

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6,147,337	7,167,234	9,460,770	10,504,235

Units purchased	267,010	821,458	624,242	1,413,260

Units sold/transferred	(996,027)	(1,841,355)	(1,600,557)	(2,456,725)

End of period	5,418,320	6,147,337	8,484,455	9,460,770

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-33

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Lifecycle 2030 Fund Sub-Account		Nuveen Lifecycle 2035 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$19,315,350	$19,355,500	$19,884,136	$19,451,580

Net realized gain (loss)	39,604,680	16,434,569	55,482,513	18,759,257

Net change in unrealized appreciation (depreciation) on investments	41,461,401	34,065,023	49,548,339	47,776,535

Net increase (decrease) in net assets from operations	100,381,431	69,855,092	124,914,988	85,987,372

FROM CONTRACTOWNER TRANSACTIONS

Premiums	62,189,319	109,035,905	64,653,990	112,925,343

Net contractowner transfers	(9,420,589)	(19,456,059)	(12,140,692)	(25,423,863)

Withdrawals and death benefits	(96,350,425)	(124,591,316)	(77,723,881)	(114,653,826)

Net increase (decrease) in net assets resulting from contractowner transactions	(43,581,695)	(35,011,470)	(25,210,583)	(27,152,346)

Net increase (decrease) in net assets	56,799,736	34,843,622	99,704,405	58,835,026

NET ASSETS

Beginning of period	761,945,310	727,101,688	857,135,084	798,300,058

End of period	$818,745,046	$761,945,310	$956,839,489	$857,135,084

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	11,490,907	12,011,769	12,040,094	12,415,210

Units purchased	910,103	1,723,659	880,858	1,677,018

Units sold/transferred	(1,532,351)	(2,244,521)	(1,211,702)	(2,052,134)

End of period	10,868,659	11,490,907	11,709,250	12,040,094

	Nuveen Lifecycle 2040 Fund Sub-Account		Nuveen Lifecycle 2045 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$20,444,982	$20,804,082	$13,158,537	$13,284,776

Net realized gain (loss)	76,520,646	21,896,682	62,354,027	28,792,977

Net change in unrealized appreciation (depreciation) on investments	72,576,030	74,741,280	69,234,020	57,714,211

Net increase (decrease) in net assets from operations	169,541,658	117,442,044	144,746,584	99,791,964

FROM CONTRACTOWNER TRANSACTIONS

Premiums	63,213,499	109,072,298	58,552,784	109,366,096

Net contractowner transfers	(9,232,708)	(35,530,181)	(9,730,554)	(33,506,430)

Withdrawals and death benefits	(78,372,404)	(117,663,137)	(67,471,944)	(95,446,952)

Net increase (decrease) in net assets resulting from contractowner transactions	(24,391,613)	(44,121,020)	(18,649,714)	(19,587,286)

Net increase (decrease) in net assets	145,150,045	73,321,024	126,096,870	80,204,678

NET ASSETS

Beginning of period	1,035,151,683	961,830,659	833,328,060	753,123,382

End of period	$1,180,301,728	$1,035,151,683	$959,424,930	$833,328,060

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	13,334,689	13,902,667	10,793,633	11,031,023

Units purchased	785,375	1,486,514	725,027	1,491,881

Units sold/transferred	(1,063,133)	(2,054,492)	(950,268)	(1,729,271)

End of period	13,056,931	13,334,689	10,568,392	10,793,633

B-34	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle 2050 Fund Sub-Account		Nuveen Lifecycle 2055 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$10,608,843	$11,129,235	$4,355,315	$4,577,835

Net realized gain (loss)	53,261,041	24,648,913	20,944,391	11,306,106

Net change in unrealized appreciation (depreciation) on investments	71,076,090	56,556,432	35,155,511	23,411,363

Net increase (decrease) in net assets from operations	134,945,974	92,334,580	60,455,217	39,295,304

FROM CONTRACTOWNER TRANSACTIONS

Premiums	57,825,384	97,161,487	43,768,851	67,855,969

Net contractowner transfers	(9,100,919)	(30,554,824)	(3,603,947)	(18,394,194)

Withdrawals and death benefits	(56,538,138)	(84,107,220)	(29,086,593)	(44,490,355)

Net increase (decrease) in net assets resulting from contractowner transactions	(7,813,673)	(17,500,557)	11,078,311	4,971,420

Net increase (decrease) in net assets	127,132,301	74,834,023	71,533,528	44,266,724

NET ASSETS

Beginning of period	749,165,978	674,331,955	323,061,939	278,795,215

End of period	$876,298,279	$749,165,978	$394,595,467	$323,061,939

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,713,064	9,923,158	4,195,564	4,112,916

Units purchased	712,882	1,324,918	537,691	925,138

Units sold/transferred	(807,144)	(1,535,012)	(396,178)	(842,490)

End of period	9,618,802	9,713,064	4,337,077	4,195,564

	Nuveen Lifecycle 2060 Fund Sub-Account		Nuveen Lifecycle 2065 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$2,105,955	$1,916,202	$55,587	$32,343

Net realized gain (loss)	8,288,280	4,145,760	200,118	255,546

Net change in unrealized appreciation (depreciation) on investments	19,863,967	10,998,229	395,335	(13,384)

Net increase (decrease) in net assets from operations	30,258,202	17,060,191	651,040	274,505

FROM CONTRACTOWNER TRANSACTIONS

Premiums	40,696,899	45,478,250	2,110,222	2,810,173

Net contractowner transfers	746,044	(7,530,922)	45,507	(586,013)

Withdrawals and death benefits	(18,284,470)	(20,678,227)	(500,664)	(1,573,606)

Net increase (decrease) in net assets resulting from contractowner transactions	23,158,473	17,269,101	1,655,065	650,554

Net increase (decrease) in net assets	53,416,675	34,329,292	2,306,105	925,059

NET ASSETS

Beginning of period	151,247,319	116,918,027	2,516,883	1,591,824

End of period	$204,663,994	$151,247,319	$4,822,988	$2,516,883

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,816,992	2,473,866	67,312	48,500

Units purchased	711,209	881,066	52,569	78,499

Units sold/transferred	(306,105)	(537,940)	(11,198)	(59,687)

End of period	3,222,096	2,816,992	108,683	67,312

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-35

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Lifecycle Index Retirement Income Fund Sub-Account		Nuveen Lifecycle Index 2010 Fund Sub-Account		Nuveen Lifecycle Index 2015 Fund Sub-Account
	December 31, 2025	December 31, 2024 (a)	December 31, 2025	December 31, 2024 (a)	December 31, 2025	December 31, 2024 (a)

FROM OPERATIONS

Net investment income (loss)	$89	$4	$2,471	$5	$2,403	$1,555

Net realized gain (loss)	13	3	2,298	5	4,231	3,280

Net change in unrealized appreciation (depreciation) on investments	178	(1)	(1,442)	(8)	2,430	(1,560)

Net increase (decrease) in net assets from operations	280	6	3,327	2	9,064	3,275

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,118	164	227,502	412	39,037	138,956

Net contractowner transfers	1,831	—	—	—	—	—

Withdrawals and death benefits	1	—	(151,709)	—	(18,757)	(80,149)

Net increase (decrease) in net assets resulting from contractowner transactions	2,950	164	75,793	412	20,280	58,807

Net increase (decrease) in net assets	3,230	170	79,120	414	29,344	62,082

NET ASSETS

Beginning of period	170	—	414	—	62,082	—

End of period	$3,400	$170	$79,534	$414	$91,426	$62,082

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	6	—	14	—	2,128	—

Units purchased	36	6	7,189	14	1,237	4,833

Units sold/transferred	61	—	(4,700)	—	(570)	(2,705)

End of period	103	6	2,503	14	2,795	2,128

(a)	For the period February 26, 2024 (commencement of operations) to December 31, 2024.

B-36	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle Index 2020 Fund Sub-Account		Nuveen Lifecycle Index 2025 Fund Sub-Account
	December 31, 2025	December 31, 2024 (a)	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$12,233	$1,669	$39,213	$3,552

Net realized gain (loss)	29,507	2,562	38,227	5,198

Net change in unrealized appreciation (depreciation) on investments	(8,090)	(1,011)	17,805	(2,050)

Net increase (decrease) in net assets from operations	33,650	3,220	95,245	6,700

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,091,524	132,969	1,734,988	98,195

Withdrawals and death benefits	(749,059)	(66,539)	(566,769)	(36,762)

Net increase (decrease) in net assets resulting from contractowner transactions	342,465	66,430	1,168,219	61,433

Net increase (decrease) in net assets	376,115	69,650	1,263,464	68,133

NET ASSETS

Beginning of period	69,650	—	131,935	63,802

End of period	$445,765	$69,650	$1,395,399	$131,935

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,336	—	4,214	2,220

Units purchased	32,098	4,534	49,718	3,186

Units sold/transferred	(21,185)	(2,198)	(14,429)	(1,192)

End of period	13,249	2,336	39,503	4,214

	Nuveen Lifecycle Index 2030 Fund Sub-Account		Nuveen Lifecycle Index 2035 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$6,500	$1,855	$37,437	$5,267

Net realized gain (loss)	47,836	2,646	15,782	4,158

Net change in unrealized appreciation (depreciation) on investments	1,505	2,351	63,736	14,798

Net increase (decrease) in net assets from operations	55,841	6,852	116,955	24,223

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,863,770	58,032	2,394,598	71,146

Withdrawals and death benefits	(1,690,537)	(45,857)	(1,203,324)	(27,347)

Net increase (decrease) in net assets resulting from contractowner transactions	173,233	12,175	1,191,274	43,799

Net increase (decrease) in net assets	229,074	19,027	1,308,229	68,022

NET ASSETS

Beginning of period	82,672	63,645	253,114	185,092

End of period	$311,746	$82,672	$1,561,343	$253,114

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,581	2,175	7,452	6,073

Units purchased	54,232	1,837	65,562	2,183

Units sold/transferred	(48,341)	(1,431)	(32,881)	(804)

End of period	8,472	2,581	40,133	7,452

(a)	For the period February 26, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-37

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Lifecycle Index 2040 Fund Sub-Account		Nuveen Lifecycle Index 2045 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$21,691	$6,186	$23,080	$4,557

Net realized gain (loss)	26,803	4,726	35,305	9,548

Net change in unrealized appreciation (depreciation) on investments	59,227	20,663	62,230	12,930

Net increase (decrease) in net assets from operations	107,721	31,575	120,615	27,035

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,219,382	359,671	1,584,348	636,081

Withdrawals and death benefits	(645,996)	(180,454)	(851,411)	(441,387)

Net increase (decrease) in net assets resulting from contractowner transactions	573,386	179,217	732,937	194,694

Net increase (decrease) in net assets	681,107	210,792	853,552	221,729

NET ASSETS

Beginning of period	365,018	154,226	271,851	50,122

End of period	$1,046,125	$365,018	$1,125,403	$271,851

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	10,394	4,946	7,397	1,545

Units purchased	31,779	10,617	40,259	18,030

Units sold/transferred	(16,911)	(5,169)	(21,871)	(12,178)

End of period	25,262	10,394	25,785	7,397

	Nuveen Lifecycle Index 2050 Fund Sub-Account		Nuveen Lifecycle Index 2055 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$15,649	$4,920	$5,436	$826

Net realized gain (loss)	12,837	8,495	7,046	104

Net change in unrealized appreciation (depreciation) on investments	68,425	17,668	13,964	2,523

Net increase (decrease) in net assets from operations	96,911	31,083	26,446	3,453

FROM CONTRACTOWNER TRANSACTIONS

Premiums	816,001	335,298	473,244	24,481

Net contractowner transfers	—	—	(6,408)	—

Withdrawals and death benefits	(400,443)	(184,956)	(268,179)	24

Net increase (decrease) in net assets resulting from contractowner transactions	415,558	150,342	198,657	24,505

Net increase (decrease) in net assets	512,469	181,425	225,103	27,958

NET ASSETS

Beginning of period	312,900	131,475	44,886	16,928

End of period	$825,369	$312,900	$269,989	$44,886

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,482	4,067	1,189	516

Units purchased	20,147	9,403	11,501	685

Units sold/transferred	(9,956)	(4,988)	(6,646)	(12)

End of period	18,673	8,482	6,044	1,189

B-38	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Lifecycle Index 2060 Fund Sub-Account		Nuveen Lifecycle Index 2065 Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$3,214	$765	$1,595	$328

Net realized gain (loss)	591	20	417	7

Net change in unrealized appreciation (depreciation) on investments	14,277	2,313	6,768	889

Net increase (decrease) in net assets from operations	18,082	3,098	8,780	1,224

FROM CONTRACTOWNER TRANSACTIONS

Premiums	148,027	28,354	83,082	13,733

Net contractowner transfers	4,577	—	—	—

Withdrawals and death benefits	(55,327)	24	(31,017)	10

Net increase (decrease) in net assets resulting from contractowner transactions	97,277	28,378	52,065	13,743

Net increase (decrease) in net assets	115,359	31,476	60,845	14,967

NET ASSETS

Beginning of period	42,619	11,143	18,950	3,983

End of period	$157,978	$42,619	$79,795	$18,950

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,122	338	495	120

Units purchased	3,558	784	1,971	375

Units sold/transferred	(1,207)	—	(730)	—

End of period	3,473	1,122	1,736	495

	Nuveen Quant Mid Cap Growth Fund Sub-Account		Nuveen Mid Cap Value Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$(731,107)	$(815,130)	$4,910,069	$4,864,389

Net realized gain (loss)	16,544,487	(2,744,837)	13,483,121	6,120,484

Net change in unrealized appreciation (depreciation) on investments	(9,126,913)	17,893,363	18,221,430	45,451,771

Net increase (decrease) in net assets from operations	6,686,467	14,333,396	36,614,620	56,436,644

FROM CONTRACTOWNER TRANSACTIONS

Premiums	10,269,499	10,731,701	19,106,432	36,729,210

Net contractowner transfers	(3,989,522)	(6,566,883)	(9,332,517)	(10,524,779)

Withdrawals and death benefits	(30,728,255)	(31,647,780)	(82,438,773)	(72,988,502)

Net increase (decrease) in net assets resulting from contractowner transactions	(24,448,278)	(27,482,962)	(72,664,858)	(46,784,071)

Net increase (decrease) in net assets	(17,761,811)	(13,149,566)	(36,050,238)	9,652,573

NET ASSETS

Beginning of period	180,061,981	193,211,547	429,053,635	419,401,062

End of period	$162,300,170	$180,061,981	$393,003,397	$429,053,635

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,970,818	2,280,984	5,521,126	6,137,618

Units purchased	115,135	127,204	249,633	512,114

Units sold/transferred	(374,524)	(437,370)	(1,161,408)	(1,128,606)

End of period	1,711,429	1,970,818	4,609,351	5,521,126

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-39

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nuveen Money Market Fund Sub-Account		Nuveen Quant Small Cap Equity Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$2,932,947	$3,116,957	$2,009,650	$1,872,242

Net realized gain (loss)	—	—	33,811,273	39,994,074

Net change in unrealized appreciation (depreciation) on investments	—	—	24,372,944	8,738,275

Net increase (decrease) in net assets from operations	2,932,947	3,116,957	60,193,867	50,604,591

FROM CONTRACTOWNER TRANSACTIONS

Premiums	35,718,259	21,877,912	52,222,275	65,159,888

Net contractowner transfers	653,481	(1,704,292)	12,461,218	10,346,837

Withdrawals and death benefits	(28,827,194)	(19,322,672)	(70,109,992)	(58,365,559)

Net increase (decrease) in net assets resulting from contractowner transactions	7,544,546	850,948	(5,426,499)	17,141,166

Net increase (decrease) in net assets	10,477,493	3,967,905	54,767,368	67,745,757

NET ASSETS

Beginning of period	66,105,846	62,137,941	384,419,813	316,674,056

End of period	$76,583,339	$66,105,846	$439,187,181	$384,419,813

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,141,988	2,115,633	4,161,314	3,951,622

Units purchased	1,129,294	721,548	565,213	768,134

Units sold/transferred	(887,424)	(695,193)	(616,065)	(558,442)

End of period	2,383,858	2,141,988	4,110,462	4,161,314

	Nuveen Real Estate Securities Select Fund Sub-Account		Nuveen S&P 500 Index Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$12,645,035	$11,107,829	$13,667,747	$12,214,274

Net realized gain (loss)	4,321,682	5,109,329	54,553,786	57,004,328

Net change in unrealized appreciation (depreciation) on investments	(10,239,884)	4,505,945	134,974,120	151,293,883

Net increase (decrease) in net assets from operations	6,726,833	20,723,103	203,195,653	220,512,485

FROM CONTRACTOWNER TRANSACTIONS

Premiums	38,235,052	47,924,304	187,958,136	106,063,554

Net contractowner transfers	2,723,763	5,130,953	49,201,992	(11,813,258)

Withdrawals and death benefits	(59,895,107)	(60,828,643)	(172,694,425)	(147,477,169)

Net increase (decrease) in net assets resulting from contractowner transactions	(18,936,292)	(7,773,386)	64,465,703	(53,226,873)

Net increase (decrease) in net assets	(12,209,459)	12,949,717	267,661,356	167,285,612

NET ASSETS

Beginning of period	420,142,847	407,193,130	1,091,055,458	923,769,846

End of period	$407,933,388	$420,142,847	$1,358,716,814	$1,091,055,458

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,777,321	7,914,944	7,764,909	8,203,625

Units purchased	710,060	934,387	1,274,324	831,233

Units sold/transferred	(1,065,244)	(1,072,010)	(821,846)	(1,269,949)

End of period	7,422,137	7,777,321	8,217,387	7,764,909

B-40	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Nuveen Short Term Bond Fund Sub-Account		Nuveen Small Cap Blend Index Fund Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$1,490,574	$1,584,813	$7,432,852	$9,138,573

Net realized gain (loss)	(265,402)	(312,898)	28,963,402	41,336,442

Net change in unrealized appreciation (depreciation) on investments	752,986	663,551	40,092,906	14,901,509

Net increase (decrease) in net assets from operations	1,978,158	1,935,466	76,489,160	65,376,524

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,394,512	1,192,201	68,784,094	67,869,403

Net contractowner transfers	187,730	(1,923,343)	538,030	(15,697,569)

Withdrawals and death benefits	(6,633,911)	(5,899,660)	(96,877,145)	(97,670,747)

Net increase (decrease) in net assets resulting from contractowner transactions	(4,051,669)	(6,630,802)	(27,555,021)	(45,498,913)

Net increase (decrease) in net assets	(2,073,511)	(4,695,336)	48,934,139	19,877,611

NET ASSETS

Beginning of period	36,026,443	40,721,779	630,121,159	610,243,548

End of period	$33,952,932	$36,026,443	$679,055,298	$630,121,159

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	928,854	1,104,174	7,306,280	7,889,839

Units purchased	61,481	32,526	787,511	833,134

Units sold/transferred	(161,611)	(207,846)	(1,122,797)	(1,416,693)

End of period	828,724	928,854	6,970,994	7,306,280

	Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Sub-Account		Amana Income Fund (Institutional Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$(11,070)	$(9,216)	$14,218	$16,540

Net realized gain (loss)	1,580,635	2,721,341	132,933	159,593

Net change in unrealized appreciation (depreciation) on investments	(68,505)	(706,735)	120,870	(53,131)

Net increase (decrease) in net assets from operations	1,501,060	2,005,390	268,021	123,002

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,727,045	9,092,078	391,831	1,099,658

Net contractowner transfers	(3,875,034)	3,499,559	(296,462)	94,065

Withdrawals and death benefits	(5,562,862)	(6,567,101)	(537,448)	(197,765)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,710,851)	6,024,536	(442,079)	995,958

Net increase (decrease) in net assets	(1,209,791)	8,029,926	(174,058)	1,118,960

NET ASSETS

Beginning of period	11,800,253	3,770,327	1,983,542	864,582

End of period	$10,590,462	$11,800,253	$1,809,484	$1,983,542

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	282,454	116,728	60,780	29,949

Units purchased	153,480	239,958	11,001	34,168

Units sold/transferred	(211,443)	(74,232)	(24,199)	(3,337)

End of period	224,491	282,454	47,582	60,780

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-41

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Amana Participation Fund (Institutional Shares) Sub-Account		American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024 (b)	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$2,268	$234	$(10,189)	$(9,829)

Net realized gain (loss)	(1,174)	(417)	632,456	1,153,764

Net change in unrealized appreciation (depreciation) on investments	314	(13)	826,175	1,021,590

Net increase (decrease) in net assets from operations	1,408	(196)	1,448,442	2,165,525

FROM CONTRACTOWNER TRANSACTIONS

Premiums	203,822	68,269	8,451	105,519

Net contractowner transfers	(19,478)	143,455	(425,527)	(779,720)

Withdrawals and death benefits	(163,624)	(208,948)	(824,951)	(800,208)

Net increase (decrease) in net assets resulting from contractowner transactions	20,720	2,776	(1,242,027)	(1,474,409)

Net increase (decrease) in net assets	22,128	2,580	206,415	691,116

NET ASSETS

Beginning of period	2,580	—	10,341,277	9,650,161

End of period	$24,708	$2,580	$10,547,692	$10,341,277

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	98	—	131,445	152,102

Units purchased	7,589	2,594	94	1,485

Units sold/transferred	(6,803)	(2,496)	(16,094)	(22,142)

End of period	884	98	115,445	131,445

	American Century Mid Cap Value Fund (R6 Class) Sub-Account		American Funds EuroPacific Growth Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$241,613	$330,779	$13,171,167	$5,394,061

Net realized gain (loss)	1,600,382	1,046,239	46,050,185	23,364,865

Net change in unrealized appreciation (depreciation) on investments	(617,582)	228,127	46,514,384	(14,046,291)

Net increase (decrease) in net assets from operations	1,224,413	1,605,145	105,735,736	14,712,635

FROM CONTRACTOWNER TRANSACTIONS

Premiums	100,665	145,358	93,654,647	60,614,775

Net contractowner transfers	(1,707,265)	(4,429,132)	(71,113,484)	52,350,357

Withdrawals and death benefits	(2,229,516)	(4,460,743)	(68,247,102)	(52,850,585)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,836,116)	(8,744,517)	(45,705,939)	60,114,547

Net increase (decrease) in net assets	(2,611,703)	(7,139,372)	60,029,797	74,827,182

NET ASSETS

Beginning of period	15,721,089	22,860,461	402,282,299	327,455,117

End of period	$13,109,386	$15,721,089	$462,312,096	$402,282,299

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	381,966	604,373	7,219,495	6,169,291

Units purchased	2,295	3,544	1,482,451	1,054,785

Units sold/transferred	(92,653)	(225,951)	(2,272,104)	(4,581)

End of period	291,608	381,966	6,429,842	7,219,495

(b)	For the period July 22, 2024 (commencement of operations) to December 31, 2024.

B-42	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	American Funds New Perspective Fund (Class R6) Sub-Account		American Funds Washington Mutual Investors Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$884	$222	$2,611,562	$2,794,103

Net realized gain (loss)	7,511	1,700	23,015,816	26,723,375

Net change in unrealized appreciation (depreciation) on investments	11,462	7,908	1,404,361	2,264,538

Net increase (decrease) in net assets from operations	19,857	9,830	27,031,739	31,782,016

FROM CONTRACTOWNER TRANSACTIONS

Premiums	9,456	45,941	3,061,668	1,283,755

Net contractowner transfers	19,073	5,923	(7,090,038)	(16,179,617)

Withdrawals and death benefits	(6,308)	(16,727)	(24,238,902)	(27,469,347)

Net increase (decrease) in net assets resulting from contractowner transactions	22,221	35,137	(28,267,272)	(42,365,209)

Net increase (decrease) in net assets	42,078	44,967	(1,235,533)	(10,583,193)

NET ASSETS

Beginning of period	87,795	42,828	172,660,164	183,243,357

End of period	$129,873	$87,795	$171,424,631	$172,660,164

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,432	1,379	1,411,973	1,786,599

Units purchased	240	1,337	23,801	12,040

Units sold/transferred	308	(284)	(241,628)	(386,666)

End of period	2,980	2,432	1,194,146	1,411,973

	Ariel Appreciation Fund (Institutional Class) Sub-Account		BlackRock High Yield Bond Fund (Class K) Sub-Account	BlackRock Total Return Fund (Class K) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025 (c)	December 31, 2025		December 31, 2024 (d)

FROM OPERATIONS

Net investment income (loss)	$(320)	$2,376	$37	$0	^	$0	^

Net realized gain (loss)	41,063	15,678	13	—		0	^

Net change in unrealized appreciation (depreciation) on investments	655	9,568	(14)	1		0	^

Net increase (decrease) in net assets from operations	41,398	27,622	36	1		0	^

FROM CONTRACTOWNER TRANSACTIONS

Premiums	129,714	51,207	3,554	—		26

Net contractowner transfers	(20,726)	(36,437)	—	—		—

Withdrawals and death benefits	(134,704)	(85,968)	1	—		—

Net increase (decrease) in net assets resulting from contractowner transactions	(25,716)	(71,198)	3,555	—		26

Net increase (decrease) in net assets	15,682	(43,576)	3,591	1		26

NET ASSETS

Beginning of period	398,211	441,787	—	26		—

End of period	$413,893	$398,211	$3,591	$27		$26

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	9,080	10,725	—	1		—

Units purchased	3,260	1,350	63	—		1

Units sold/transferred	(3,817)	(2,995)	50	—		—

End of period	8,523	9,080	113	1		1

(c)	For the period October 24, 2025 (commencement of operations) to December 31, 2025.
(d)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.
^	Amount represents less than $1.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-43

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Champlain Mid Cap Fund (Institutional Shares) Sub-Account		DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$(31,368)	$(35,414)	$1,829,338	$2,092,718

Net realized gain (loss)	4,145,397	3,500,318	1,996,053	663,935

Net change in unrealized appreciation (depreciation) on investments	(3,725,257)	(1,616,522)	16,249,276	2,114,014

Net increase (decrease) in net assets from operations	388,772	1,848,382	20,074,667	4,870,667

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,578,669	1,834,125	977,676	2,515,131

Net contractowner transfers	(2,103,049)	(5,635,518)	(8,464,585)	(2,108,847)

Withdrawals and death benefits	(2,039,994)	(3,396,230)	(10,295,181)	(10,383,717)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,564,374)	(7,197,623)	(17,782,090)	(9,977,433)

Net increase (decrease) in net assets	(2,175,602)	(5,349,241)	2,292,577	(5,106,766)

NET ASSETS

Beginning of period	27,104,275	32,453,516	68,965,519	74,072,285

End of period	$24,928,673	$27,104,275	$71,258,096	$68,965,519

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	471,497	598,053	2,089,157	2,393,245

Units purchased	27,966	33,158	27,064	80,815

Units sold/transferred	(72,097)	(159,714)	(496,957)	(384,903)

End of period	427,366	471,497	1,619,264	2,089,157

	Dodge & Cox International Stock Fund (Class I) Sub-Account		Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024 (e)

FROM OPERATIONS

Net investment income (loss)	$1,436,322	$1,013,447	$(1)	$0 ^

Net realized gain (loss)	7,249,154	1,692,848	6	4

Net change in unrealized appreciation (depreciation) on investments	9,975,809	(419,977)	(3)	13

Net increase (decrease) in net assets from operations	18,661,285	2,286,318	2	17

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,730,216	2,068,526	1	88

Net contractowner transfers	(1,429,104)	(6,174,268)	—	—

Withdrawals and death benefits	(9,736,989)	(9,351,201)	—	—

Net increase (decrease) in net assets resulting from contractowner transactions	(4,435,877)	(13,456,943)	1	88

Net increase (decrease) in net assets	14,225,408	(11,170,625)	3	105

NET ASSETS

Beginning of period	49,092,215	60,262,840	105	—

End of period	$63,317,623	$49,092,215	$108	$105

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,101,674	1,401,148	3	—

Units purchased	126,767	46,460	— *	3

Units sold/transferred	(202,618)	(345,934)	—	—

End of period	1,025,823	1,101,674	3	3

(e)	For the period January 1, 2024 (commencement of operations) to December 31, 2024.
^	Amount represents less than $1.
*	Unit represents less than 1.

B-44	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	iShares Russell Mid-Cap Index Fund (Class K) Sub-Account		JPMorgan Core Plus Bond Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024 (f)

FROM OPERATIONS

Net investment income (loss)	$1,099	$928	$1,360,229	$1

Net realized gain (loss)	6,868	5,861	2,147	—

Net change in unrealized appreciation (depreciation) on investments	4,322	5,202	581,391	—

Net increase (decrease) in net assets from operations	12,289	11,991	1,943,767	1

FROM CONTRACTOWNER TRANSACTIONS

Premiums	14,636	43,635	16,241,289	4,555

Net contractowner transfers	3,589	25,680	44,330,557	(3,578)

Withdrawals and death benefits	(14,198)	(1,544)	(1,613,411)	(952)

Net increase (decrease) in net assets resulting from contractowner transactions	4,027	67,771	58,958,435	25

Net increase (decrease) in net assets	16,316	79,762	60,902,202	26

NET ASSETS

Beginning of period	127,303	47,541	26	—

End of period	$143,619	$127,303	$60,902,228	$26

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	3,228	1,380	1	—

Units purchased	358	1,163	586,922	1

Units sold/transferred	(265)	685	1,560,635	—

End of period	3,321	3,228	2,147,558	1

	JPMorgan Equity Income Fund (Class R6) Sub-Account		JPMorgan Large Cap Growth Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$75	$125	$364,570	$241,884

Net realized gain (loss)	604	2,138	44,855,230	11,505,636

Net change in unrealized appreciation (depreciation) on investments	149	(645)	(14,889,398)	32,382,789

Net increase (decrease) in net assets from operations	828	1,618	30,330,402	44,130,309

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,151	2,310	66,540,163	49,054,169

Net contractowner transfers	—	(10,517)	(2,976,584)	12,934,896

Withdrawals and death benefits	(1)	(11,698)	(55,870,811)	(40,670,379)

Net increase (decrease) in net assets resulting from contractowner transactions	1,150	(19,905)	7,692,768	21,318,686

Net increase (decrease) in net assets	1,978	(18,287)	38,023,170	65,448,995

NET ASSETS

Beginning of period	5,207	23,494	196,876,991	131,427,996

End of period	$7,185	$5,207	$234,900,161	$196,876,991

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	130	658	4,670,193	4,178,688

Units purchased	27	61	1,496,044	1,303,040

Units sold/transferred	(0)	(589)	(1,290,750)	(811,535)

End of period	157	130	4,875,487	4,670,193

(f)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-45

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	JPMorgan Small Cap Value Fund (Class R6) Sub-Account		Lazard International Equity Portfolio (R6 Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$352,504	$382,276	$613,716	$762,904

Net realized gain (loss)	1,857,531	3,683,825	2,160,272	702,398

Net change in unrealized appreciation (depreciation) on investments	1,860,641	(701,973)	4,660,689	28,488

Net increase (decrease) in net assets from operations	4,070,676	3,364,128	7,434,677	1,493,790

FROM CONTRACTOWNER TRANSACTIONS

Premiums	3,870,617	3,575,200	67,791	29,272

Net contractowner transfers	(3,979,100)	(6,069,432)	(1,938,767)	(2,168,635)

Withdrawals and death benefits	(3,516,762)	(4,568,249)	(1,269,974)	(1,242,796)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,625,245)	(7,062,481)	(3,140,950)	(3,382,159)

Net increase (decrease) in net assets	445,431	(3,698,353)	4,293,727	(1,888,369)

NET ASSETS

Beginning of period	35,705,184	39,403,537	23,289,293	25,177,662

End of period	$36,150,615	$35,705,184	$27,583,020	$23,289,293

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	856,500	1,031,248	588,989	673,931

Units purchased	90,308	88,991	1,447	814

Units sold/transferred	(174,580)	(263,739)	(69,392)	(85,756)

End of period	772,228	856,500	521,044	588,989

	Lord Abbett High Yield Fund (Class R6) Sub-Account		MFS International Diversification Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$1,954,758	$2,639,373	$3,434,381	$1,577,604

Net realized gain (loss)	(1,665,528)	(1,129,491)	7,019,335	2,259,061

Net change in unrealized appreciation (depreciation) on investments	1,564,864	1,577,581	15,571,143	(644,066)

Net increase (decrease) in net assets from operations	1,854,094	3,087,463	26,024,859	3,192,599

FROM CONTRACTOWNER TRANSACTIONS

Premiums	21,947	2,166,773	31,729,163	13,396,364

Net contractowner transfers	(6,815,445)	(5,319,105)	40,768,020	1,660,969

Withdrawals and death benefits	(3,191,488)	(4,085,970)	(6,806,852)	(4,403,533)

Net increase (decrease) in net assets resulting from contractowner transactions	(9,984,986)	(7,238,302)	65,690,331	10,653,800

Net increase (decrease) in net assets	(8,130,892)	(4,150,839)	91,715,190	13,846,399

NET ASSETS

Beginning of period	31,923,141	36,073,980	64,928,528	51,082,129

End of period	$23,792,249	$31,923,141	$156,643,718	$64,928,528

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	909,267	1,117,611	2,115,953	1,771,528

Units purchased	603	66,420	893,522	438,088

Units sold/transferred	(279,065)	(274,764)	984,005	(93,663)

End of period	630,805	909,267	3,993,480	2,115,953

B-46	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	MFS Mid Cap Growth Fund (Class R6) Sub-Account		MFS Mid Cap Value Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$(43,420)	$(39,237)	$2,906,642	$2,445,998

Net realized gain (loss)	5,396,397	2,997,247	23,973,843	21,955,295

Net change in unrealized appreciation (depreciation) on investments	(4,062,559)	2,209,927	(14,255,673)	1,596,797

Net increase (decrease) in net assets from operations	1,290,418	5,167,937	12,624,812	25,998,090

FROM CONTRACTOWNER TRANSACTIONS

Premiums	7,189,964	8,910,579	22,710,699	38,564,448

Net contractowner transfers	511,970	35,791	(28,917,046)	15,074,750

Withdrawals and death benefits	(5,940,866)	(7,199,845)	(30,817,338)	(23,061,516)

Net increase (decrease) in net assets resulting from contractowner transactions	1,761,068	1,746,525	(37,023,685)	30,577,682

Net increase (decrease) in net assets	3,051,486	6,914,462	(24,398,873)	56,575,772

NET ASSETS

Beginning of period	41,691,855	34,777,393	227,093,221	170,517,449

End of period	$44,743,341	$41,691,855	$202,694,348	$227,093,221

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,287,920	1,232,024	4,223,023	3,614,793

Units purchased	213,176	288,811	417,243	753,308

Units sold/transferred	(168,247)	(232,915)	(1,096,302)	(145,078)

End of period	1,332,849	1,287,920	3,543,964	4,223,023

	Nationwide Geneva Small Cap Growth Fund (Class R6) Sub-Account		Nomura Emerging Markets Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$(9,362)	$(11,499)	$25,850,710	$2,012,103

Net realized gain (loss)	154,860	527,518	10,573,588	409,331

Net change in unrealized appreciation (depreciation) on investments	(972,762)	935,925	53,349,420	1,666,010

Net increase (decrease) in net assets from operations	(827,264)	1,451,944	89,773,718	4,087,444

FROM CONTRACTOWNER TRANSACTIONS

Premiums	952,995	1,154,735	18,375,190	19,044,601

Net contractowner transfers	(1,322,293)	(2,008,170)	463,793	8,783,134

Withdrawals and death benefits	(1,559,262)	(1,499,297)	(15,047,229)	(8,333,186)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,928,560)	(2,352,732)	3,791,754	19,494,549

Net increase (decrease) in net assets	(2,755,824)	(900,788)	93,565,472	23,581,993

NET ASSETS

Beginning of period	10,753,936	11,654,724	103,068,017	79,486,024

End of period	$7,998,112	$10,753,936	$196,633,489	$103,068,017

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	178,672	221,943	2,507,596	2,059,495

Units purchased	16,760	20,381	355,620	448,842

Units sold/transferred	(50,416)	(63,652)	(305,566)	(741)

End of period	145,016	178,672	2,557,650	2,507,596

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-47

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Nomura Small Cap Value Fund (Class R6) Sub-Account		NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024 (g)

FROM OPERATIONS

Net investment income (loss)	$111,740	$141,964	$1,202,419	$61,200

Net realized gain (loss)	608,771	1,525,189	(5,632)	3,281

Net change in unrealized appreciation (depreciation) on investments	(90,873)	(909,040)	17,705	(42,529)

Net increase (decrease) in net assets from operations	629,638	758,113	1,214,492	21,952

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,482,471	7,182,889	8,121,921	2,554,665

Net contractowner transfers	(1,160,099)	3,573,739	11,314,506	3,453,041

Withdrawals and death benefits	(3,318,011)	(5,663,249)	(2,012,860)	(481,405)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,995,639)	5,093,379	17,423,567	5,526,301

Net increase (decrease) in net assets	(2,366,001)	5,851,492	18,638,059	5,548,253

NET ASSETS

Beginning of period	11,045,897	5,194,405	5,548,253	—

End of period	$8,679,896	$11,045,897	$24,186,312	$5,548,253

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	236,208	123,529	210,293	—

Units purchased	31,515	159,672	297,611	98,423

Units sold/transferred	(95,844)	(46,993)	348,934	111,870

End of period	171,879	236,208	856,838	210,293

	Parnassus Core Equity Fund (Institutional Shares) Sub-Account		Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$6,812	$24,726	$(1,003)	$(1,001)

Net realized gain (loss)	1,276,367	832,760	128,439	52,352

Net change in unrealized appreciation (depreciation) on investments	(691,330)	(55,999)	(45,459)	44,158

Net increase (decrease) in net assets from operations	591,849	801,487	81,977	95,509

FROM CONTRACTOWNER TRANSACTIONS

Premiums	1,267,969	1,361,337	108,182	2,304

Net contractowner transfers	(552,139)	581,109	15,288	(68,911)

Withdrawals and death benefits	(1,045,074)	(1,194,984)	(200,048)	(41,230)

Net increase (decrease) in net assets resulting from contractowner transactions	(329,244)	747,462	(76,578)	(107,837)

Net increase (decrease) in net assets	262,605	1,548,949	5,399	(12,328)

NET ASSETS

Beginning of period	5,715,642	4,166,693	928,158	940,486

End of period	$5,978,247	$5,715,642	$933,557	$928,158

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	163,655	141,535	18,773	21,005

Units purchased	34,256	41,330	2,411	53

Units sold/transferred	(44,759)	(19,210)	(3,869)	(2,285)

End of period	153,152	163,655	17,315	18,773

(g)	For the period May 1, 2024 (commencement of operations) to December 31, 2024.

B-48	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Parnassus Value Equity Fund (Institutional Shares) Sub-Account		PGIM Total Return Bond Fund (Class R6) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$144,834	$203,063	$1,088,887	$466,943

Net realized gain (loss)	2,533,990	1,693,528	210,472	(1,761)

Net change in unrealized appreciation (depreciation) on investments	106,824	(363,750)	546,829	(215,294)

Net increase (decrease) in net assets from operations	2,785,648	1,532,841	1,846,188	249,888

FROM CONTRACTOWNER TRANSACTIONS

Premiums	2,362,895	7,710,714	13,461,062	4,397,616

Net contractowner transfers	(3,055,622)	2,792,577	11,906,414	2,767,892

Withdrawals and death benefits	(2,630,423)	(3,838,158)	(7,103,790)	(2,291,968)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,323,150)	6,665,133	18,263,686	4,873,540

Net increase (decrease) in net assets	(537,502)	8,197,974	20,109,874	5,123,428

NET ASSETS

Beginning of period	17,447,733	9,249,759	13,229,423	8,105,995

End of period	$16,910,231	$17,447,733	$33,339,297	$13,229,423

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	555,474	330,271	556,268	350,812

Units purchased	71,388	256,427	545,748	188,542

Units sold/transferred	(175,207)	(31,224)	199,841	16,914

End of period	451,655	555,474	1,301,857	556,268

	Templeton Global Bond Fund (Class R6) Sub-Account		T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$328,066	$354,325	$(386,708)	$(378,539)

Net realized gain (loss)	(598,602)	(705,610)	72,852,993	44,257,671

Net change in unrealized appreciation (depreciation) on investments	1,121,228	(441,371)	(17,989,711)	43,516,587

Net increase (decrease) in net assets from operations	850,692	(792,656)	54,476,574	87,395,719

FROM CONTRACTOWNER TRANSACTIONS

Premiums	27,749	22,574	20,137,238	21,573,294

Net contractowner transfers	(565,509)	(863,416)	(11,145,416)	(15,626,345)

Withdrawals and death benefits	(654,042)	(626,570)	(55,244,199)	(52,953,241)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,191,802)	(1,467,412)	(46,252,377)	(47,006,292)

Net increase (decrease) in net assets	(341,110)	(2,260,068)	8,224,197	40,389,427

NET ASSETS

Beginning of period	5,400,134	7,660,202	341,098,180	300,708,753

End of period	$5,059,024	$5,400,134	$349,322,377	$341,098,180

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	252,832	317,214	1,528,140	1,761,422

Units purchased	1,223	1,076	84,323	108,466

Units sold/transferred	(51,558)	(65,458)	(280,523)	(341,748)

End of period	202,497	252,832	1,331,940	1,528,140

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-49

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account		Vanguard Emerging Markets Stock Index Fund (Institutional Plus Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$(54,984)	$119,457	$5,615,529	$4,206,614

Net realized gain (loss)	3,248,252	4,331,452	1,129,262	168,327

Net change in unrealized appreciation (depreciation) on investments	1,931,885	(231,325)	33,296,377	8,147,414

Net increase (decrease) in net assets from operations	5,125,153	4,219,584	40,041,168	12,522,355

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,770,055	8,888,788	30,864,802	30,089,596

Net contractowner transfers	(502,003)	6,447,452	22,058,904	21,517,122

Withdrawals and death benefits	(5,335,599)	(3,586,247)	(18,861,406)	(15,671,143)

Net increase (decrease) in net assets resulting from contractowner transactions	932,453	11,749,993	34,062,300	35,935,575

Net increase (decrease) in net assets	6,057,606	15,969,577	74,103,468	48,457,930

NET ASSETS

Beginning of period	51,390,421	35,420,844	144,702,869	96,244,939

End of period	$57,448,027	$51,390,421	$218,806,337	$144,702,869

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	916,902	713,740	4,522,125	3,337,120

Units purchased	116,428	163,789	869,588	984,833

Units sold/transferred	(103,373)	39,373	94,053	200,172

End of period	929,957	916,902	5,485,766	4,522,125

	Vanguard Equity Income Fund (Admiral Shares) Sub-Account		Vanguard Explorer Fund (Admiral Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$9,026,178	$10,986,816	$876,791	$978,135

Net realized gain (loss)	37,837,142	36,895,308	18,358,161	21,761,337

Net change in unrealized appreciation (depreciation) on investments	13,127,215	9,443,466	(6,551,760)	2,917,017

Net increase (decrease) in net assets from operations	59,990,535	57,325,590	12,683,192	25,656,489

FROM CONTRACTOWNER TRANSACTIONS

Premiums	30,464,922	48,559,407	5,079,989	20,378,335

Net contractowner transfers	(51,824,056)	(36,570,971)	(30,870,501)	(21,962,137)

Withdrawals and death benefits	(52,541,138)	(58,875,034)	(35,507,366)	(43,606,331)

Net increase (decrease) in net assets resulting from contractowner transactions	(73,900,272)	(46,886,598)	(61,297,878)	(45,190,133)

Net increase (decrease) in net assets	(13,909,737)	10,438,992	(48,614,686)	(19,533,644)

NET ASSETS

Beginning of period	407,537,093	397,098,101	248,870,836	268,404,480

End of period	$393,627,356	$407,537,093	$200,256,150	$248,870,836

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,102,507	7,961,130	2,539,823	3,020,167

Units purchased	494,530	899,138	52,299	217,864

Units sold/transferred	(1,737,791)	(1,757,761)	(684,281)	(698,208)

End of period	5,859,246	7,102,507	1,907,841	2,539,823

B-50	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account		Vanguard FTSE Social Index Fund (Institutional Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$5,260,268	$2,744,360	$73,565	$63,084

Net realized gain (loss)	7,758,464	4,221,659	949,394	290,945

Net change in unrealized appreciation (depreciation) on investments	46,139,453	31,608,559	336,838	982,387

Net increase (decrease) in net assets from operations	59,158,185	38,574,578	1,359,797	1,336,416

FROM CONTRACTOWNER TRANSACTIONS

Premiums	120,983,881	71,499,045	1,557,434	2,435,641

Net contractowner transfers	91,607,170	78,539,512	(91,656)	1,480,364

Withdrawals and death benefits	(41,941,798)	(26,297,455)	(2,196,363)	(1,033,788)

Net increase (decrease) in net assets resulting from contractowner transactions	170,649,253	123,741,102	(730,585)	2,882,217

Net increase (decrease) in net assets	229,807,438	162,315,680	629,212	4,218,633

NET ASSETS

Beginning of period	321,628,970	159,313,290	8,193,334	3,974,701

End of period	$551,436,408	$321,628,970	$8,822,546	$8,193,334

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,753,659	3,329,272	183,814	112,213

Units purchased	2,115,672	1,353,715	33,087	59,624

Units sold/transferred	993,322	1,070,672	(47,971)	11,977

End of period	8,862,653	5,753,659	168,930	183,814

	Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account		Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$12,850,099	$9,078,877	$588,702	$501,134

Net realized gain (loss)	15,002,293	12,544,811	(437,444)	(517,751)

Net change in unrealized appreciation (depreciation) on investments	160,905,039	125,854,659	893,150	183,784

Net increase (decrease) in net assets from operations	188,757,431	147,478,347	1,044,408	167,167

FROM CONTRACTOWNER TRANSACTIONS

Premiums	266,953,308	156,974,555	5,154,479	389,568

Net contractowner transfers	186,046,196	94,281,686	2,422,241	119,477

Withdrawals and death benefits	(97,368,034)	(66,350,794)	(1,797,706)	(1,384,600)

Net increase (decrease) in net assets resulting from contractowner transactions	355,631,470	184,905,447	5,779,014	(875,555)

Net increase (decrease) in net assets	544,388,901	332,383,794	6,823,422	(708,388)

NET ASSETS

Beginning of period	851,578,786	519,194,992	12,429,309	13,137,697

End of period	$1,395,967,687	$851,578,786	$19,252,731	$12,429,309

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	18,444,827	14,041,779	399,449	429,168

Units purchased	5,430,570	3,695,371	166,299	13,332

Units sold/transferred	1,805,149	707,677	8,805	(43,051)

End of period	25,680,546	18,444,827	574,553	399,449

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-51

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended

	Vanguard Mid Cap Index Fund (Admiral Shares) Sub-Account		Vanguard Selected Value Fund (Investor Shares) Sub-Account
	December 31, 2025	December 31, 2024 (h)	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$37	$0 ^	$3,259,482	$3,384,723

Net realized gain (loss)	(32)	2	18,763,115	21,683,870

Net change in unrealized appreciation (depreciation) on investments	160	2	(3,381,453)	(9,981,157)

Net increase (decrease) in net assets from operations	165	4	18,641,144	15,087,436

FROM CONTRACTOWNER TRANSACTIONS

Premiums	4,312	96	12,220,258	24,757,225

Net contractowner transfers	644	(34)	(21,096,390)	(11,663,900)

Withdrawals and death benefits	(685)	—	(36,943,237)	(34,515,539)

Net increase (decrease) in net assets resulting from contractowner transactions	4,271	62	(45,819,369)	(21,422,214)

Net increase (decrease) in net assets	4,436	66	(27,178,225)	(6,334,778)

NET ASSETS

Beginning of period	66	—	208,818,073	215,152,851

End of period	$4,502	$66	$181,639,848	$208,818,073

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2	—	2,262,906	2,495,650

Units purchased	129	3	129,210	273,369

Units sold/transferred	2	(1)	(616,956)	(506,113)

End of period	133	2	1,775,160	2,262,906

	Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account		Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
	December 31, 2025	December 31, 2024 (i)	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$58	$6	$4,037,468	$4,501,129

Net realized gain (loss)	387	(5)	16,280,692	16,279,453

Net change in unrealized appreciation (depreciation) on investments	(83)	381	(3,241,180)	6,442,911

Net increase (decrease) in net assets from operations	362	382	17,076,980	27,223,493

FROM CONTRACTOWNER TRANSACTIONS

Premiums	6,813	126	4,047,407	6,501,545

Net contractowner transfers	1,288	—	(13,143,602)	(14,328,691)

Withdrawals and death benefits	(1,185)	68	(30,825,694)	(33,819,289)

Net increase (decrease) in net assets resulting from contractowner transactions	6,916	194	(39,921,889)	(41,646,435)

Net increase (decrease) in net assets	7,278	576	(22,844,909)	(14,422,942)

NET ASSETS

Beginning of period	576	—	228,390,671	242,813,613

End of period	$7,854	$576	$205,545,762	$228,390,671

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7	—	2,570,858	3,068,166

Units purchased	213	4	46,163	77,878

Units sold/transferred	(1)	3	(492,669)	(575,186)

End of period	219	7	2,124,352	2,570,858

(h)	For the period July 10, 2024 (commencement of operations) to December 31, 2024.
(i)	For the period January 1, 2024 (commencement of operations) to December 31, 2024.
^	Amount represents less than $1.

B-52	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

continued

	Vanguard Total Bond Market Index Fund (Institutional Plus Shares) Sub-Account		Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$9,695,942	$7,066,644	$2,595,568	$1,432,622

Net realized gain (loss)	(1,184,200)	(281,272)	260,781	102,875

Net change in unrealized appreciation (depreciation) on investments	8,583,887	(4,040,410)	(1,089,972)	(388,091)

Net increase (decrease) in net assets from operations	17,095,629	2,744,962	1,766,377	1,147,406

FROM CONTRACTOWNER TRANSACTIONS

Premiums	45,633,472	53,573,239	10,040,318	12,861,822

Net contractowner transfers	9,342,507	50,590,871	17,085,330	19,943,874

Withdrawals and death benefits	(37,037,349)	(26,945,506)	(9,096,132)	(5,455,628)

Net increase (decrease) in net assets resulting from contractowner transactions	17,938,630	77,218,604	18,029,516	27,350,068

Net increase (decrease) in net assets	35,034,259	79,963,566	19,795,893	28,497,474

NET ASSETS

Beginning of period	232,264,104	152,300,538	43,429,278	14,931,804

End of period	$267,298,363	$232,264,104	$63,225,171	$43,429,278

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,407,379	5,576,749	1,798,085	640,497

Units purchased	1,707,521	2,093,328	410,170	536,509

Units sold/transferred	(1,077,803)	737,302	335,257	621,079

End of period	9,037,097	8,407,379	2,543,512	1,798,085

	Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account		Vanguard Wellington Fund (Admiral Shares) Sub-Account
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$3,207,431	$2,074,909	$6,461,552	$6,751,250

Net realized gain (loss)	—	—	31,488,835	27,287,088

Net change in unrealized appreciation (depreciation) on investments	—	—	7,610,280	10,208,232

Net increase (decrease) in net assets from operations	3,207,431	2,074,909	45,560,667	44,246,570

FROM CONTRACTOWNER TRANSACTIONS

Premiums	37,931,877	65,123,452	3,425,743	3,313,988

Net contractowner transfers	20,593,838	(31,391,085)	(13,901,174)	(23,120,817)

Withdrawals and death benefits	(30,352,018)	(9,943,631)	(39,616,398)	(49,899,067)

Net increase (decrease) in net assets resulting from contractowner transactions	28,173,697	23,788,736	(50,091,829)	(69,705,896)

Net increase (decrease) in net assets	31,381,128	25,863,645	(4,531,162)	(25,459,326)

NET ASSETS

Beginning of period	54,561,107	28,697,462	306,564,694	332,024,020

End of period	$85,942,235	$54,561,107	$302,033,532	$306,564,694

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,950,563	1,078,631	3,867,784	4,806,187

Units purchased	1,331,189	2,402,400	40,427	44,952

Units sold/transferred	(331,070)	(1,530,468)	(636,578)	(983,355)

End of period	2,950,682	1,950,563	3,271,633	3,867,784

See notes to financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-53

Statements of Changes in Net Assets TIAA Separate Account VA-3 ∎ For the period or year ended	concluded

	Western Asset Core Plus Bond Fund (Class IS) Sub-Account
	December 31, 2025	December 31, 2024

FROM OPERATIONS

Net investment income (loss)	$11,303,735	$11,450,952

Net realized gain (loss)	(15,050,604)	(6,216,006)

Net change in unrealized appreciation (depreciation) on investments	22,203,297	(7,355,670)

Net increase (decrease) in net assets from operations	18,456,428	(2,120,724)

FROM CONTRACTOWNER TRANSACTIONS

Premiums	19,150,892	29,225,288

Net contractowner transfers	(26,102,296)	8,444,973

Withdrawals and death benefits	(30,981,429)	(32,765,637)

Net increase (decrease) in net assets resulting from contractowner transactions	(37,932,833)	4,904,624

Net increase (decrease) in net assets	(19,476,405)	2,783,900

NET ASSETS

Beginning of period	250,668,247	247,884,347

End of period	$231,191,842	$250,668,247

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	5,507,916	5,391,263

Units purchased	412,277	642,697

Units sold/transferred	(1,201,217)	(526,044)

End of period	4,718,976	5,507,916

B-54	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to financial statements

Notes to Financial Statements

TIAA Separate Account VA-3

Note 1—organization and significant accounting policies

TIAA Separate Account VA-3 (the “Separate Account”) was established on May 17, 2006 as a separate investment account of Teachers Insurance and Annuity Association of America (“TIAA”) under New York law, by resolution of TIAA’s Board of Trustees. The Separate Account is registered with the Securities and Exchange Commission (“Commission”) as an investment company under the Investment Company Act of 1940, as amended, and operates as a unit investment trust. The Separate Account is designed to fund individual and group variable annuity contracts in retirement plans. The Separate Account consists of 105 investment accounts (“Sub-Accounts”). The Separate Account invests in Class R6 shares of certain Nuveen Funds and institutional or other share classes of certain non-Nuveen Funds (each a “Fund” and collectively the “Funds”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the funds based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the total value of a participant’s accumulation units on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on invested performance, Sub-Account expenses and mortality experience.

Net assets allocated to contracts in the payout period are computed according to the Mixed Gender 2012 IAR Mortality Table with .5 year setbacks. The 2012 IAR Mortality Table is used without setback for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA and may result in additional amounts being transferred into the variable annuity account by TIAA Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA.

Participants in any Sub-Account can annuitize by transferring their assets to the Nuveen Lifecycle Retirement Income Fund Sub-Account (current investors can directly annuitize from this investment account) or into the TIAA Traditional Annuity, TIAA Real Estate Account, or one of the College Retirement Equities Fund accounts.

Effective March 1, 2025, Nuveen Mid Cap Growth Fund changed its name to Nuveen Quant Mid Cap Growth Fund (with a corresponding change to the Sub-Account name).

Effective December 1, 2025, the following Fund names have changed (with a corresponding change to the Sub-Account name):

Current Fund	New Fund

Macquarie Emerging Markets Fund R6	Nomura Emerging Markets Fund (Class R6)

Macquarie Small Cap Value Fund R6	Nomura Small Cap Value Fund (Class R6)

The BlackRock High Yield Bond Fund (Class K) Sub-Account commenced operations on October 24, 2025.

Effective July 1, 2025, the Vanguard Emerging Markets Stock Index Fund share class changed from Institutional Shares to Institutional Plus Shares.

Effective July 1, 2025, the Vanguard FTSE Social Index Fund share class changed from Admiral Shares to Institutional Shares.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gains distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: The Separate Account is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation Fund for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account files, as a component of the TIAA tax return, a U.S. Federal return. The Separate Account also files income tax returns in applicable state and local jurisdictions. The Separate Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-55

Notes to Financial Statements

TIAA Separate Account VA-3

the Separate Account’s tax positions taken for all open federal income tax years and has concluded that no provision for income tax is required in the Separate Account’s financial statements.

Segment Reporting: The Separate Account represents a single operating segment. Product Management of the Separate Account acts as the chief operating decision maker (“CODM”), as defined in U.S. GAAP. The CODM monitors the operating results of the Separate Account as a whole and is responsible for the Separate Account’s long-term strategic asset allocation in accordance with the terms of its prospectus, based on a defined investment strategy. The financial information in the form of the Separate Account’s Sub-Accounts, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, premiums and withdrawal and death benefits), which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Separate Account’s single segment, is consistent with that presented within the Separate Account’s financial statements. Segment assets are reflected on the Statement of Assets and Liabilities as “total assets” and significant segment revenues and expenses are listed on the Statement of Operations.

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2025, all of the investments in the Sub-Accounts were investments in registered investment companies and were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

Daily charges are deducted from the net assets of the Separate Account’s Sub-Accounts for services required to administer the Sub-Accounts and the contracts, and to cover certain mortality risks borne by TIAA. The Separate Account has four pricing levels. The level assigned to a client is based on an economic analysis of the client. The table below shows current and total maximum charges for administrative expense charges and a daily charge for bearing certain mortality and expense risks in connection with the contracts.

SEPARATE ACCOUNT ANNUAL EXPENSES

Accumulation expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.05%	1.50%	0.05%	0.50%	0.10%	2.00%

Level 2	0.25%	1.50%	0.05%	0.50%	0.30%	2.00%

Level 3	0.40%	1.50%	0.05%	0.50%	0.45%	2.00%

Level 4	0.70%	1.50%	0.05%	0.50%	0.75%	2.00%

Payout annuity expenses

(as a percentage of average account value)

	Administrative		Mortality and expense risk		Total Separate Account charges
	Current	Maximum	Current	Maximum	Current	Maximum

Level 1	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 2	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 3	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

Level 4	0.29%	1.50%	0.05%	0.50%	0.34%	2.00%

B-56	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Nuveen Funds, these include management fees paid to Teachers Advisors, LLC (the, “Adviser”), a wholly owned indirect subsidiary of TIAA. The Adviser is registered with the Commission as an investment adviser.

TIAA makes payments to TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, for distribution services. Services perform all sales and marketing functions relative to the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the period or year ended December 31, 2025 were as follows:

Sub-Accounts	Purchases	Sales

Nuveen Bond Index Fund	$30,159,353	$47,228,661

Nuveen Core Bond Fund	2,894,693	3,256,743

Nuveen Core Equity Fund	65,446,430	58,260,618

Nuveen Core Impact Bond Fund	8,226,404	1,572,784

Nuveen Core Plus Bond Fund	18,319,211	16,639,377

Nuveen Emerging Markets Equity Fund	558,582	2,273,731

Nuveen Emerging Markets Equity Index Fund	5,275,501	8,711,060

Nuveen Equity Index Fund	19,170,720	46,995,913

Nuveen Green Bond Fund	1,828,648	281,322

Nuveen High-Yield Fund	32,243,484	19,088,671

Nuveen Inflation Linked Bond Fund	1,295,454	1,466,878

Nuveen International Equity Fund	83,244,474	88,505,327

Nuveen International Equity Index Fund	164,943,839	57,958,437

Nuveen International Responsible Equity Fund	24,693,616	30,687,053

Nuveen Large Cap Growth Fund	40,624,678	37,396,393

Nuveen Large Cap Growth Index Fund	104,592,456	64,125,356

Nuveen Large Cap Responsible Equity Fund	34,376,232	58,686,702

Nuveen Large Cap Value Fund	59,381,092	194,027,585

Nuveen Large Cap Value Index Fund	47,121,486	172,940,508

Nuveen Lifecycle Retirement Income Fund	7,218,886	7,886,811

Nuveen Lifecycle 2010 Fund	19,781,727	14,680,150

Nuveen Lifecycle 2015 Fund	14,455,840	26,372,650

Nuveen Lifecycle 2020 Fund	29,851,085	53,991,117

Nuveen Lifecycle 2025 Fund	59,503,963	85,270,569

Nuveen Lifecycle 2030 Fund	88,124,033	77,768,134

Nuveen Lifecycle 2035 Fund	104,424,731	62,784,703

Nuveen Lifecycle 2040 Fund	126,613,461	62,901,092

Nuveen Lifecycle 2045 Fund	95,794,219	48,873,170

Nuveen Lifecycle 2050 Fund	85,579,916	37,369,029

Nuveen Lifecycle 2055 Fund	47,064,092	13,658,836

Nuveen Lifecycle 2060 Fund	39,296,838	6,635,150

Nuveen Lifecycle 2065 Fund	2,442,583	615,830

Nuveen Lifecycle Index Retirement Income Fund	3,054	4

Nuveen Lifecycle Index 2010 Fund	118,618	38,196

Nuveen Lifecycle Index 2015 Fund	45,651	19,253

Nuveen Lifecycle Index 2020 Fund	575,763	204,716

Nuveen Lifecycle Index 2025 Fund	1,248,300	2,992

Nuveen Lifecycle Index 2030 Fund	953,638	770,177

Nuveen Lifecycle Index 2035 Fund	1,268,273	25,850

Nuveen Lifecycle Index 2040 Fund	674,087	66,723

Nuveen Lifecycle Index 2045 Fund	893,482	129,121

Nuveen Lifecycle Index 2050 Fund	463,288	26,411

Nuveen Lifecycle Index 2055 Fund	254,879	49,783

Nuveen Lifecycle Index 2060 Fund	103,437	2,563

Nuveen Lifecycle Index 2065 Fund	58,832	5,082

Nuveen Quant Mid Cap Growth Fund	21,486,094	30,521,762

Nuveen Mid Cap Value Fund	34,117,451	78,582,373

Nuveen Money Market Fund	39,316,629	28,839,136

Nuveen Quant Small Cap Equity Fund	62,777,117	33,626,918

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-57

Notes to Financial Statements

TIAA Separate Account VA-3

Sub-Accounts	Purchases	Sales

Nuveen Real Estate Securities Select Fund	$27,193,467	$33,484,724

Nuveen S&P 500 Index Fund	157,559,672	63,306,042

Nuveen Short Term Bond Fund	6,000,589	8,561,684

Nuveen Small Cap Blend Index Fund	55,155,742	57,364,260

Nuveen Winslow Large-Cap Growth ESG Fund (Class R6)	9,736,603	10,585,536

Amana Income Fund (Institutional Shares)	805,339	1,148,160

Amana Participation Fund (Institutional Shares)	369,885	346,897

American Beacon Bridgeway Large Cap Growth Fund (Class R6)	964,797	1,254,670

American Century Mid Cap Value Fund (R6 Class)	1,958,604	4,058,591

American Funds EuroPacific Growth Fund (Class R6)	101,115,015	89,796,406

American Funds New Perspective Fund (Class R6)	34,005	4,247

American Funds Washington Mutual Investors Fund (Class R6)	18,527,967	29,692,601

Ariel Appreciation Fund (Institutional Class)	174,932	155,849

BlackRock High Yield Bond Fund (Class K)	3,609	4

BlackRock Total Return Fund (Class K)	—	—

Champlain Mid Cap Fund (Institutional Shares)	5,196,352	4,090,462

DFA Emerging Markets Portfolio (Institutional Class)	2,958,247	18,910,999

Dodge & Cox International Stock Fund (Class I)	13,680,777	15,165,536

Invesco Discovery Mid Cap Growth Fund (Class R6)	8	1

iShares Russell Mid-Cap Index Fund (Class K)	29,008	17,948

JPMorgan Core Plus Bond Fund (Class R6)	60,863,301	544,637

JPMorgan Equity Income Fund (Class R6)	1,857	38

JPMorgan Large Cap Growth Fund (Class R6)	81,055,018	49,982,546

JPMorgan Small Cap Value Fund (Class R6)	13,528,348	14,019,716

Lazard International Equity Portfolio (R6 Shares)	3,207,484	3,297,368

Lord Abbett High Yield Fund (Class R6)	1,993,562	10,023,790

MFS International Diversification Fund (Class R6)	84,634,866	11,223,728

MFS Mid Cap Growth Fund (Class R6)	13,468,272	5,925,454

MFS Mid Cap Value Fund (Class R6)	25,262,813	46,826,259

Nationwide Geneva Small Cap Growth Fund (Class R6)	1,131,620	2,870,011

Nomura Emerging Markets Fund (Class R6)	53,583,713	19,018,960

Nomura Small Cap Value Fund (Class R6)	4,041,857	6,079,237

NYLI MacKay High Yield Corporate Bond Fund (Class R6)	20,439,940	1,813,954

Parnassus Core Equity Fund (Institutional Shares)	3,191,000	2,533,604

Parnassus Mid Cap Growth Fund (Institutional Shares)	310,168	248,797

Parnassus Value Equity Fund (Institutional Shares)	4,091,081	5,553,258

PGIM Total Return Bond Fund (Class R6)	25,572,504	6,219,931

Templeton Global Bond Fund (Class R6)	355,826	1,219,562

T. Rowe Price® Large-Cap Growth Fund (I Class)	53,395,992	57,660,772

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class)	19,854,835	15,687,304

Vanguard Emerging Markets Stock Index Fund (Institutional Plus Shares)	202,576,692	162,898,863

Vanguard Equity Income Fund (Admiral Shares)	52,683,404	86,986,667

Vanguard Explorer Fund (Admiral Shares)	14,734,695	62,213,335

Vanguard Extended Market Index Fund (Institutional Plus Shares)	196,648,491	20,738,970

Vanguard FTSE Social Index Fund (Institutional Shares)	10,521,684	11,178,704

Vanguard Institutional Index Fund (Institutional Plus Shares)	387,805,017	6,496,751

Vanguard Intermediate-Term Treasury Fund (Admiral Shares)	8,942,962	2,575,246

Vanguard Mid Cap Index Fund (Admiral Shares)	5,016	708

Vanguard Selected Value Fund (Investor Shares)	24,418,638	48,949,562

Vanguard Small Cap Index Fund (Admiral Shares)	8,198	1,224

Vanguard Small-Cap Value Index Fund (Institutional Shares)	7,066,241	42,950,662

Vanguard Total Bond Market Index Fund (Institutional Plus Shares)	49,469,993	21,835,421

Vanguard Total International Bond Index Fund (Institutional Shares)	28,626,703	8,001,619

Vanguard Treasury Money Market Fund (Admiral Shares)	67,726,481	36,345,353

Vanguard Wellington Fund (Admiral Shares)	34,837,359	53,045,536

Western Asset Core Plus Bond Fund (Class IS)	27,478,674	54,107,772

B-58	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

Note 5—condensed financial information

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Bond Index Fund Sub-Account
2025		6,632	$29.09 to $31.79	$30.93 to $34.02	$225,154	3.77%	0.10% to 0.75%	6.31% to 7.00%
2024		7,395	$28.90 to $31.38	$29.09 to $31.79	$234,727	3.41%	0.10% to 0.75%	0.66% to 1.32%
2023		5,705	$27.56 to $29.73	$28.90 to $31.38	$178,670	2.97%	0.10% to 0.75%	4.85% to 5.53%
2022		5,427	$32.01 to $34.31	$27.56 to $29.73	$161,090	2.37%	0.10% to 0.75%	(13.89)% to (13.33)%
2021		5,822	$32.84 to $34.97	$32.01 to $34.31	$199,431	1.87%	0.10% to 0.75%	(2.54)% to (1.91)%

Nuveen Core Bond Fund Sub-Account
2025		342	$39.52 to $44.26	$42.11 to $47.47	$14,653	4.35%	0.10% to 0.75%	6.56% to 7.25%
2024		365	$38.79 to $41.86	$39.52 to $44.26	$14,612	4.26%	0.10% to 0.75%	(0.28)% to 2.35%
2023		395	$36.75 to $39.48	$38.79 to $41.86	$15,435	3.94%	0.30% to 0.75%	5.55% to 6.03%
2022		455	$42.67 to $45.64	$36.75 to $39.48	$16,841	2.83%	0.30% to 0.75%	(13.88)% to (13.50)%
2021		422	$43.41 to $47.37	$42.67 to $45.64	$18,130	1.95%	0.30% to 0.75%	(1.70)% to (1.26)%

Nuveen Core Equity Fund Sub-Account
2025		1,934	$146.13 to $163.64	$165.50 to $186.55	$340,800	0.83%	0.10% to 0.75%	13.26% to 14.00%
2024		2,138	$114.15 to $127.00	$146.13 to $163.64	$332,097	1.14%	0.10% to 0.75%	28.01% to 28.85%
2023		2,186	$86.61 to $95.74	$114.15 to $127.00	$264,881	1.26%	0.10% to 0.75%	31.80% to 32.66%
2022		2,391	$112.03 to $123.03	$86.61 to $95.74	$219,281	1.32%	0.10% to 0.75%	(22.69)% to (22.19)%
2021		2,667	$90.02 to $98.22	$112.03 to $123.03	$315,563	0.84%	0.10% to 0.75%	24.45% to 25.26%

Nuveen Core Impact Bond Fund Sub-Account
2025		411	$23.34	$25.06	$10,292	4.34%	0.10%	7.39%
2024		150	$22.78	$23.34	$3,503	4.31%	0.10%	2.45%
2023		135	$21.50	$22.78	$3,074	3.85%	0.10%	5.93%
2022		125	$25.03	$21.50	$2,691	2.69%	0.10%	(14.10)%
2021	(v)	68	$24.81	$25.03	$1,707	1.66%	0.10%	1.01%

Nuveen Core Plus Bond Fund Sub-Account
2025		2,113	$40.48 to $45.33	$43.12 to $48.61	$94,077	4.59%	0.10% to 0.75%	6.54% to 7.23%
2024		2,168	$39.56 to $44.01	$40.48 to $45.33	$90,142	4.58%	0.10% to 0.75%	2.33% to 3.00%
2023		2,333	$37.23 to $41.16	$39.56 to $44.01	$94,541	4.27%	0.10% to 0.75%	6.24% to 6.93%
2022		2,667	$43.28 to $47.53	$37.23 to $41.16	$101,510	3.28%	0.10% to 0.75%	(13.96)% to (13.40)%
2021		2,812	$43.75 to $47.73	$43.28 to $47.53	$124,395	2.32%	0.10% to 0.75%	(1.07)% to (0.43)%

Nuveen Emerging Markets Equity Fund Sub-Account
2025		292	$23.97 to $26.20	$32.37 to $35.61	$10,328	3.58%	0.10% to 0.75%	35.03% to 35.91%
2024		359	$24.22 to $26.30	$23.97 to $26.20	$9,370	2.29%	0.10% to 0.75%	(1.04)% to (0.39)%
2023		440	$21.42 to $23.10	$24.22 to $26.30	$11,516	3.09%	0.10% to 0.75%	13.12% to 13.85%
2022		542	$26.98 to $28.92	$21.42 to $23.10	$12,479	0.05%	0.10% to 0.75%	(20.62)% to (20.10)%
2021		679	$32.60 to $34.71	$26.98 to $28.92	$19,564	2.96%	0.10% to 0.75%	(17.24)% to (16.70)%

Nuveen Emerging Markets Equity Index Fund Sub-Account
2025		1,686	$26.96 to $29.47	$35.89 to $39.48	$66,500	3.09%	0.10% to 0.75%	33.13% to 33.99%
2024		1,850	$25.46 to $27.64	$26.96 to $29.47	$54,478	2.60%	0.10% to 0.75%	5.91% to 6.60%
2023		2,330	$23.48 to $25.33	$25.46 to $27.64	$64,350	2.76%	0.10% to 0.75%	8.42% to 9.12%
2022		3,095	$29.65 to $31.78	$23.48 to $25.33	$78,352	2.85%	0.10% to 0.75%	(20.82)% to (20.30)%
2021		2,003	$30.82 to $32.82	$29.65 to $31.78	$63,610	2.04%	0.10% to 0.75%	(3.79)% to (3.16)%

Nuveen Equity Index Fund Sub-Account
2025		1,854	$121.73 to $136.33	$141.46 to $159.44	$284,080	1.26%	0.10% to 0.75%	16.20% to 16.96%
2024		2,094	$99.15 to $110.31	$121.73 to $136.33	$275,496	1.31%	0.10% to 0.75%	22.78% to 23.58%
2023		2,429	$79.33 to $87.69	$99.15 to $110.31	$259,808	1.54%	0.10% to 0.75%	24.98% to 25.79%
2022		2,766	$98.89 to $108.60	$79.33 to $87.69	$236,303	1.39%	0.10% to 0.75%	(19.77)% to (19.25)%
2021		3,075	$79.31 to $86.53	$98.89 to $108.60	$326,318	1.27%	0.10% to 0.75%	24.69% to 25.50%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-59

Notes to Financial Statements

TIAA Separate Account VA-3

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Green Bond Fund Sub-Account
2025		88	$26.17	$27.91	$2,450	4.31%	0.10%	6.63%
2024		33	$25.42	$26.17	$867	4.44%	0.10%	2.96%
2023	(an)	21	$23.90	$25.42	$538	4.10%	0.10%	5.35%

Nuveen High-Yield Fund Sub-Account
2025		2,631	$44.71 to $68.59	$48.10 to $74.27	$193,325	6.60%	0.10% to 0.75%	7.58% to 8.28%
2024		2,614	$41.76 to $63.64	$44.71 to $68.59	$177,456	6.46%	0.10% to 0.75%	7.08% to 7.78%
2023		2,492	$37.22 to $56.36	$41.76 to $63.64	$156,992	6.33%	0.10% to 0.75%	12.18% to 12.91%
2022		2,475	$41.59 to $62.57	$37.22 to $56.36	$138,129	5.37%	0.10% to 0.75%	(10.51)% to (9.92)%
2021		2,658	$39.99 to $59.77	$41.59 to $62.57	$164,736	4.67%	0.10% to 0.75%	4.01% to 4.69%

Nuveen Inflation Linked Bond Fund Sub-Account
2025		108	$39.60 to $44.35	$42.09 to $47.44	$4,659	3.96%	0.10% to 0.75%	6.28% to 6.98%
2024		117	$38.63 to $41.69	$39.60 to $44.35	$4,685	3.37%	0.10% to 0.75%	(0.28)% to 2.97%
2023		128	$37.30 to $40.07	$38.63 to $41.69	$5,012	3.34%	0.30% to 0.75%	3.58% to 4.04%
2022		138	$40.49 to $43.30	$37.30 to $40.07	$5,183	7.06%	0.30% to 0.75%	(7.89)% to (7.47)%
2021		153	$38.76 to $41.26	$40.49 to $43.30	$6,239	5.17%	0.30% to 0.75%	4.48% to 4.95%

Nuveen International Equity Fund Sub-Account
2025		13,971	$37.25 to $41.72	$49.30 to $55.57	$699,679	3.11%	0.10% to 0.75%	32.34% to 33.20%
2024		15,683	$36.09 to $40.16	$37.25 to $41.72	$593,087	2.43%	0.10% to 0.75%	3.22% to 3.89%
2023		15,414	$31.11 to $34.39	$36.09 to $40.16	$564,731	2.79%	0.10% to 0.75%	16.02% to 16.78%
2022		15,087	$37.91 to $41.64	$31.11 to $34.39	$476,547	2.24%	0.10% to 0.75%	(17.95)% to (17.41)%
2021		13,740	$34.47 to $37.61	$37.91 to $41.64	$529,136	2.88%	0.10% to 0.75%	9.98% to 10.70%

Nuveen International Equity Index Fund Sub-Account
2025		28,902	$41.53 to $44.07	$54.40 to $57.94	$1,668,560	4.25%	0.10% to 0.75%	30.60% to 31.45%
2024		28,030	$40.23 to $42.55	$41.53 to $44.07	$1,231,101	3.08%	0.10% to 0.75%	2.92% to 3.59%
2023		26,947	$34.19 to $36.03	$40.23 to $42.55	$1,142,736	3.29%	0.10% to 0.75%	17.32% to 18.08%
2022		26,218	$40.03 to $42.03	$34.19 to $36.03	$941,734	2.86%	0.10% to 0.75%	(14.84)% to (14.28)%
2021		24,099	$36.13 to $37.81	$40.03 to $42.03	$1,010,047	2.97%	0.10% to 0.75%	10.46% to 11.18%

Nuveen International Responsible Equity Fund Sub-Account
2025		3,907	$32.96 to $33.88	$42.07 to $43.52	$170,051	4.19%	0.10% to 0.75%	27.63% to 28.46%
2024		4,232	$32.18 to $32.87	$32.96 to $33.88	$143,394	3.04%	0.10% to 0.75%	2.41% to 3.08%
2023		4,019	$27.59	$32.18 to $32.87	$132,121	3.70%	0.10% to 0.64%	6.95% to 19.13%
2022		3,536	$32.41	$27.59	$97,552	3.45%	0.10%	(14.86)%
2021	(w)	782	$31.29	$32.41	$25,352	6.04%	0.10%	4.84%

Nuveen Large Cap Growth Fund Sub-Account
2025		1,084	$178.35 to $199.73	$204.62 to $230.64	$225,363	0.05%	0.10% to 0.75%	14.73% to 15.48%
2024		1,207	$139.12 to $154.78	$178.35 to $199.73	$218,408	0.27%	0.10% to 0.75%	28.20% to 29.04%
2023		1,348	$95.32 to $105.37	$139.12 to $154.78	$190,162	0.25%	0.10% to 0.75%	45.95% to 46.90%
2022		1,390	$142.82 to $156.85	$95.32 to $105.37	$134,183	0.35%	0.10% to 0.75%	(33.26)% to (32.82)%
2021		1,536	$123.23 to $134.46	$142.82 to $156.85	$222,149	0.13%	0.10% to 0.75%	15.90% to 16.66%

Nuveen Large Cap Growth Index Fund Sub-Account
2025		3,287	$172.37 to $218.69	$202.72 to $258.88	$847,612	0.55%	0.10% to 0.75%	17.61% to 18.38%
2024		3,261	$130.31 to $164.25	$172.37 to $218.69	$710,383	0.65%	0.10% to 0.75%	32.28% to 33.14%
2023		3,339	$92.05 to $115.28	$130.31 to $164.25	$546,621	0.85%	0.10% to 0.75%	41.57% to 42.49%
2022		3,531	$130.92 to $162.90	$92.05 to $115.28	$405,693	0.88%	0.10% to 0.75%	(29.69)% to (29.24)%
2021		3,649	$103.44 to $127.88	$130.92 to $162.90	$592,561	0.89%	0.10% to 0.75%	26.56% to 27.39%

Nuveen Large Cap Responsible Equity Fund Sub-Account
2025		2,266	$111.64 to $125.03	$129.22 to $145.65	$314,258	1.17%	0.10% to 0.75%	15.74% to 16.50%
2024		2,637	$95.14 to $105.85	$111.64 to $125.03	$314,354	1.21%	0.10% to 0.75%	17.35% to 18.12%
2023		2,974	$78.25 to $86.50	$95.14 to $105.85	$300,462	1.55%	0.10% to 0.75%	21.58% to 22.37%
2022		3,504	$95.87 to $105.29	$78.25 to $86.50	$290,517	1.40%	0.10% to 0.75%	(18.38)% to (17.85)%
2021		3,928	$76.38 to $83.34	$95.87 to $105.29	$400,435	1.08%	0.10% to 0.75%	25.52% to 26.34%

B-60	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

					For the period ended December 31

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Large Cap Value Fund Sub-Account
2025	7,050	$74.80 to $83.77	$87.23 to $98.32	$644,054	1.51%	0.10% to 0.75%	16.62% to 17.38%
2024	9,271	$65.65 to $73.04	$74.80 to $83.77	$724,111	1.60%	0.10% to 0.75%	13.94% to 14.69%
2023	7,644	$57.86 to $63.96	$65.65 to $73.04	$520,452	1.92%	0.10% to 0.75%	13.46% to 14.20%
2022	7,431	$62.68 to $68.84	$57.86 to $63.96	$445,169	1.73%	0.10% to 0.75%	(7.68)% to (7.08)%
2021	7,431	$49.72 to $54.25	$62.68 to $68.84	$482,136	1.45%	0.10% to 0.75%	26.07% to 26.89%

Nuveen Large Cap Value Index Fund Sub-Account
2025	7,894	$78.80 to $83.63	$90.88 to $96.78	$762,142	1.83%	0.10% to 0.75%	14.98% to 15.72%
2024	9,804	$69.27 to $73.26	$78.80 to $83.63	$817,975	2.04%	0.10% to 0.75%	13.41% to 14.16%
2023	9,762	$62.43 to $65.79	$69.27 to $73.26	$713,409	2.36%	0.10% to 0.75%	10.64% to 11.36%
2022	9,826	$67.82 to $71.44	$62.43 to $65.79	$645,117	2.20%	0.10% to 0.75%	(8.23)% to (7.63)%
2021	9,843	$54.49 to $57.57	$67.82 to $71.44	$699,654	1.98%	0.10% to 0.75%	24.09% to 24.90%

Nuveen Lifecycle Retirement Income Fund Sub-Account
2025	721	$51.51 to $57.29	$57.15 to $63.97	$49,968	3.33%	0.10% to 0.75%	10.95% to 11.67%
2024	762	$48.21 to $53.27	$51.51 to $57.29	$47,773	3.23%	0.10% to 0.75%	6.85% to 7.55%
2023	843	$43.83 to $48.12	$48.21 to $53.27	$49,527	3.36%	0.10% to 0.75%	9.98% to 10.70%
2022	944	$50.47 to $55.05	$43.83 to $48.12	$49,541	2.65%	0.10% to 0.75%	(13.16)% to (12.59)%
2021	1,050	$47.49 to $51.46	$50.47 to $55.05	$62,610	3.39%	0.10% to 0.75%	6.28% to 6.97%

Nuveen Lifecycle 2010 Fund Sub-Account
2025	1,884	$53.98 to $60.45	$59.69 to $67.28	$121,230	3.93%	0.10% to 0.75%	10.59% to 11.31%
2024	1,936	$50.55 to $56.24	$53.98 to $60.45	$111,882	3.73%	0.10% to 0.75%	6.78% to 7.48%
2023	2,041	$45.88 to $50.72	$50.55 to $56.24	$109,635	4.08%	0.10% to 0.75%	10.18% to 10.89%
2022	2,107	$52.77 to $57.96	$45.88 to $50.72	$102,435	3.40%	0.10% to 0.75%	(13.06)% to (12.49)%
2021	2,251	$49.75 to $54.28	$52.77 to $57.96	$125,384	3.36%	0.10% to 0.75%	6.08% to 6.78%

Nuveen Lifecycle 2015 Fund Sub-Account
2025	2,227	$55.26 to $61.88	$61.25 to $69.04	$145,293	3.54%	0.10% to 0.75%	10.84% to 11.57%
2024	2,551	$51.61 to $57.43	$55.26 to $61.88	$149,402	3.55%	0.10% to 0.75%	7.05% to 7.76%
2023	2,836	$46.81 to $51.75	$51.61 to $57.43	$154,582	3.82%	0.10% to 0.75%	10.25% to 10.97%
2022	3,015	$54.12 to $59.44	$46.81 to $51.75	$148,574	2.95%	0.10% to 0.75%	(13.50)% to (12.94)%
2021	3,348	$50.61 to $55.22	$54.12 to $59.44	$190,116	3.28%	0.10% to 0.75%	6.93% to 7.63%

Nuveen Lifecycle 2020 Fund Sub-Account
2025	5,418	$57.04 to $63.87	$63.64 to $71.73	$366,452	3.39%	0.10% to 0.75%	11.57% to 12.30%
2024	6,147	$53.05 to $59.02	$57.04 to $63.87	$371,345	3.36%	0.10% to 0.75%	7.52% to 8.23%
2023	7,167	$47.69 to $52.72	$53.05 to $59.02	$402,037	3.63%	0.10% to 0.75%	11.23% to 11.95%
2022	7,665	$55.57 to $61.02	$47.69 to $52.72	$385,043	2.80%	0.10% to 0.75%	(14.17)% to (13.61)%
2021	8,300	$51.62 to $56.32	$55.57 to $61.02	$484,103	3.34%	0.10% to 0.75%	7.65% to 8.35%

Nuveen Lifecycle 2025 Fund Sub-Account
2025	8,484	$59.89 to $67.07	$67.17 to $75.71	$602,178	3.20%	0.10% to 0.75%	12.16% to 12.89%
2024	9,461	$55.33 to $61.56	$59.89 to $67.07	$597,096	3.17%	0.10% to 0.75%	8.24% to 8.95%
2023	10,504	$49.27 to $54.46	$55.33 to $61.56	$611,472	3.41%	0.10% to 0.75%	12.31% to 13.04%
2022	11,010	$57.93 to $63.62	$49.27 to $54.46	$569,169	2.65%	0.10% to 0.75%	(14.96)% to (14.40)%
2021	11,402	$53.14 to $57.98	$57.93 to $63.62	$691,486	3.38%	0.10% to 0.75%	9.03% to 9.74%

Nuveen Lifecycle 2030 Fund Sub-Account
2025	10,869	$62.89 to $70.43	$71.28 to $80.34	$818,745	2.92%	0.10% to 0.75%	13.33% to 14.07%
2024	11,491	$57.53 to $64.00	$62.89 to $70.43	$761,945	2.98%	0.10% to 0.75%	9.33% to 10.05%
2023	12,012	$50.58 to $55.91	$57.53 to $64.00	$727,102	3.18%	0.10% to 0.75%	13.74% to 14.48%
2022	11,878	$60.07 to $65.97	$50.58 to $55.91	$630,688	2.43%	0.10% to 0.75%	(15.80)% to (15.25)%
2021	11,858	$54.41 to $59.37	$60.07 to $65.97	$745,939	3.47%	0.10% to 0.75%	10.40% to 11.12%

Nuveen Lifecycle 2035 Fund Sub-Account
2025	11,709	$67.34 to $75.42	$77.07 to $86.87	$956,839	2.64%	0.10% to 0.75%	14.44% to 15.18%
2024	12,040	$60.93 to $67.79	$67.34 to $75.42	$857,135	2.72%	0.10% to 0.75%	10.52% to 11.25%
2023	12,415	$52.75 to $58.31	$60.93 to $67.79	$798,300	2.95%	0.10% to 0.75%	15.52% to 16.27%
2022	12,139	$63.25 to $69.47	$52.75 to $58.31	$673,866	2.16%	0.10% to 0.75%	(16.61)% to (16.07)%
2021	11,851	$56.55 to $61.70	$63.25 to $69.47	$786,710	3.55%	0.10% to 0.75%	11.86% to 12.59%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-61

Notes to Financial Statements

TIAA Separate Account VA-3

								For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)		Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Lifecycle 2040 Fund Sub-Account
2025		13,057		$72.91 to $81.65	$84.68 to $95.45	$1,180,302		2.25%	0.10% to 0.75%	16.15% to 16.90%
2024		13,335		$65.15 to $72.48	$72.91 to $81.65	$1,035,152		2.41%	0.10% to 0.75%	11.91% to 12.65%
2023		13,903		$55.44 to $61.29	$65.15 to $72.48	$961,831		2.70%	0.10% to 0.75%	17.51% to 18.27%
2022		13,710		$67.03 to $73.62	$55.44 to $61.29	$804,583		1.84%	0.10% to 0.75%	(17.29)% to (16.75)%
2021		13,378		$59.07 to $64.46	$67.03 to $73.62	$946,592		3.70%	0.10% to 0.75%	13.47% to 14.21%

Nuveen Lifecycle 2045 Fund Sub-Account
2025		10,568		$73.61 to $81.87	$86.31 to $96.62	$959,425		1.94%	0.10% to 0.75%	17.25% to 18.02%
2024		10,794		$65.18 to $72.02	$73.61 to $81.87	$833,328		2.07%	0.10% to 0.75%	12.95% to 13.69%
2023		11,031		$54.96 to $60.34	$65.18 to $72.02	$753,123		2.31%	0.10% to 0.75%	18.58% to 19.35%
2022		10,673		$66.97 to $73.05	$54.96 to $60.34	$612,829		1.61%	0.10% to 0.75%	(17.94)% to (17.40)%
2021		10,205		$58.20 to $63.07	$66.97 to $73.05	$712,065		3.63%	0.10% to 0.75%	15.07% to 15.82%

Nuveen Lifecycle 2050 Fund Sub-Account
2025		9,619		$73.91 to $82.20	$87.10 to $97.51	$876,298		1.81%	0.10% to 0.75%	17.85% to 18.62%
2024		9,713		$65.17 to $72.01	$73.91 to $82.20	$749,166		2.00%	0.10% to 0.75%	13.41% to 14.16%
2023		9,923		$54.70 to $60.05	$65.17 to $72.01	$674,332		2.19%	0.10% to 0.75%	19.14% to 19.91%
2022		9,560		$66.92 to $72.99	$54.70 to $60.05	$543,700		1.55%	0.10% to 0.75%	(18.26)% to (17.73)%
2021		9,171		$57.88 to $62.73	$66.92 to $72.99	$636,367		3.66%	0.10% to 0.75%	15.61% to 16.37%

Nuveen Lifecycle 2055 Fund Sub-Account
2025		4,337		$74.67 to $81.08	$88.11 to $96.29	$394,595		1.74%	0.10% to 0.75%	18.00% to 18.77%
2024		4,196		$65.73 to $70.91	$74.67 to $81.08	$323,062		1.96%	0.10% to 0.75%	13.60% to 14.34%
2023		4,113		$55.08 to $59.03	$65.73 to $70.91	$278,795		2.13%	0.10% to 0.75%	19.35% to 20.13%
2022		3,651		$67.45 to $71.82	$55.08 to $59.03	$206,936		1.60%	0.10% to 0.75%	(18.34)% to (17.81)%
2021		3,176		$58.26 to $61.63	$67.45 to $71.82	$220,022		3.82%	0.10% to 0.75%	15.77% to 16.53%

Nuveen Lifecycle 2060 Fund Sub-Account
2025		3,222		$52.80 to $56.23	$62.41 to $66.89	$204,664		1.78%	0.10% to 0.75%	18.19% to 18.96%
2024		2,817		$46.44 to $49.13	$52.80 to $56.23	$151,247		1.95%	0.10% to 0.75%	13.70% to 14.44%
2023		2,474		$38.84 to $40.83	$46.44 to $49.13	$116,918		2.07%	0.10% to 0.75%	19.56% to 20.34%
2022		1,879		$47.60 to $49.71	$38.84 to $40.83	$74,167		1.68%	0.10% to 0.75%	(18.40)% to (17.87)%
2021		1,414		$41.06 to $42.60	$47.60 to $49.71	$68,319		4.05%	0.10% to 0.75%	15.93% to 16.68%

Nuveen Lifecycle 2065 Fund Sub-Account
2025		109		$36.76 to $37.79	$43.49 to $44.99	$4,823		1.84%	0.10% to 0.75%	18.30% to 19.07%
2024		67		$32.29 to $32.98	$36.76 to $37.79	$2,517		1.66%	0.10% to 0.75%	13.85% to 14.59%
2023		49		$26.98 to $27.37	$32.29 to $32.98	$1,592		2.06%	0.10% to 0.75%	11.94% to 20.47%
2022		36		$33.02 to $33.29	$26.98 to $27.37	$977		2.08%	0.10% to 0.75%	(18.32)% to (17.78)%
2021		9		$28.45	$33.02 to $33.29	$284		8.01%	0.10% to 0.40%	5.17% to 17.03%

Nuveen Lifecycle Index Retirement Income Fund Sub-Account
2025		0	^	$29.32	$33.02	$3		4.31%	0.30%	12.59%
2024	(av)	0	^	$27.55	$29.32	$0	‡	4.10%	0.30%	6.43%

Nuveen Lifecycle Index 2010 Fund Sub-Account
2025		3		$29.11	$31.77 to $32.53	$80		3.33%	0.30% to 0.75%	3.67% to 11.75%
2024	(av)	0	^	$27.41	$29.11	$0	‡	4.97%	0.30%	6.21%

Nuveen Lifecycle Index 2015 Fund Sub-Account
2025		3		$29.18 to $29.74	$32.70 to $33.48	$91		3.83%	0.30% to 0.75%	12.07% to 12.58%
2024	(av)	2		$27.90	$29.18 to $29.74	$62		3.33%	0.30% to 0.75%	4.24% to 6.60%

Nuveen Lifecycle Index 2020 Fund Sub-Account
2025		13		$29.81 to $30.39	$33.65 to $34.45	$446		5.21%	0.30% to 0.75%	12.88% to 13.39%
2024	(av)	2		$28.42	$29.81 to $30.39	$70		3.43%	0.30% to 0.75%	4.42% to 6.93%

B-62	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

							For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Lifecycle Index 2025 Fund Sub-Account
2025		40		$30.78 to $31.37	$34.97 to $35.81	$1,395	5.80%	0.30% to 0.75%	13.64% to 14.15%
2024		4		$28.74	$30.78 to $31.37	$132	4.11%	0.30% to 0.75%	4.64% to 9.15%
2023	(ao)	2		$24.99 to $25.36	$28.74	$64	2.98%	0.30%	6.52%

Nuveen Lifecycle Index 2030 Fund Sub-Account
2025		8		$31.96 to $32.57	$36.71 to $37.58	$312	2.77%	0.30% to 0.75%	14.87% to 15.39%
2024		3		$29.11 to $29.54	$31.96 to $32.57	$83	3.05%	0.30% to 0.75%	9.77% to 10.27%
2023		2		$25.64	$29.11 to $29.54	$64	2.80%	0.30% to 0.74%	5.15% to 15.20%
2022	(af)	0	^	$25.60	$25.64	$3	7.66%	0.27%	0.15%

Nuveen Lifecycle Index 2035 Fund Sub-Account
2025		40		$33.34 to $33.98	$38.71 to $39.64	$1,561	5.48%	0.30% to 0.75%	16.12% to 16.65%
2024		7		$30.48	$33.34 to $33.98	$253	2.58%	0.30% to 0.75%	5.33% to 11.50%
2023		6		$26.07	$30.48	$185	7.09%	0.30%	16.90%
2022	(af)	0	^	$25.90	$26.07	$6	8.84%	0.28%	0.66%

Nuveen Lifecycle Index 2040 Fund Sub-Account
2025		25		$35.03 to $35.71	$41.32 to $42.31	$1,046	4.10%	0.30% to 0.75%	17.95% to 18.48%
2024		10		$31.09 to $31.55	$35.03 to $35.71	$365	2.84%	0.30% to 0.75%	12.67% to 13.18%
2023		5		$26.60	$31.09 to $31.55	$154	2.45%	0.30% to 0.74%	5.61% to 18.63%
2022	(af)	0	^	$26.29	$26.60	$3	8.14%	0.27%	1.17%

Nuveen Lifecycle Index 2045 Fund Sub-Account
2025		26		$36.37 to $37.08	$43.36 to $44.40	$1,125	4.11%	0.30% to 0.75%	19.21% to 19.75%
2024		7		$32.44	$36.37 to $37.08	$272	2.00%	0.30% to 0.75%	6.19% to 14.29%
2023		2		$27.10	$32.44	$50	3.86%	0.30%	19.71%
2022	(af)	0	^	$26.71	$27.10	$8	8.05%	0.30%	1.46%

Nuveen Lifecycle Index 2050 Fund Sub-Account
2025		19		$36.81 to $37.52	$44.10 to $45.16	$825	3.71%	0.30% to 0.75%	19.82% to 20.36%
2024		8		$32.20 to $32.67	$36.81 to $37.52	$313	2.60%	0.30% to 0.75%	14.31% to 14.83%
2023	(ap)	4		$27.19	$32.20 to $32.67	$131	2.80%	0.30% to 0.74%	5.78% to 11.73%

Nuveen Lifecycle Index 2055 Fund Sub-Account
2025		6		$37.73	$44.44 to $45.50	$270	3.27%	0.30% to 0.75%	19.65% to 20.57%
2024		1		$32.81	$37.73	$45	3.15%	0.30%	15.01%
2023		1		$27.25	$32.81	$17	4.19%	0.30%	20.40%
2022	(ag)	0	^	$26.57	$27.25	$1	15.88%	0.29%	2.57%

Nuveen Lifecycle Index 2060 Fund Sub-Account
2025		3		$37.27 to $37.99	$44.79 to $45.86	$158	3.90%	0.30% to 0.75%	20.18% to 20.72%
2024		1		$32.97	$37.27 to $37.99	$43	3.19%	0.30% to 0.75%	(0.54)% to 15.24%
2023	(aq)	0	^	$27.74	$32.97	$11	5.36%	0.30%	17.52%

Nuveen Lifecycle Index 2065 Fund Sub-Account
2025		2		$37.60 to $38.32	$45.24 to $46.32	$80	4.01%	0.30% to 0.75%	20.31% to 20.86%
2024		0	^	$32.73 to $33.21	$37.60 to $38.32	$19	3.38%	0.30% to 0.75%	14.89% to 15.41%
2023	(ar)	0	^	$29.14 to $29.34	$32.73 to $33.21	$4	5.15%	0.25% to 0.28%	12.12% to 13.17%

Nuveen Quant Mid Cap Growth Fund Sub-Account
2025		1,711		$86.64 to $97.03	$89.84 to $101.27	$162,300	0.02%	0.10% to 0.75%	3.70% to 4.37%
2024		1,971		$80.46 to $89.52	$86.64 to $97.03	$180,062	0.00%	0.10% to 0.75%	7.69% to 8.39%
2023		2,281		$66.74 to $73.78	$80.46 to $89.52	$193,212	0.19%	0.10% to 0.75%	20.55% to 21.33%
2022		2,572		$100.49 to $110.36	$66.74 to $73.78	$180,620	0.50%	0.10% to 0.75%	(33.58)% to (33.15)%
2021		2,968		$98.34 to $107.31	$100.49 to $110.36	$313,716	0.00%	0.10% to 0.75%	2.18% to 2.85%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-63

Notes to Financial Statements

TIAA Separate Account VA-3

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Nuveen Mid Cap Value Fund Sub-Account
2025		4,609	$74.40 to $83.32	$81.40 to $91.75	$393,003	1.71%	0.10% to 0.75%	9.40% to 10.11%
2024		5,521	$65.48 to $72.85	$74.40 to $83.32	$429,054	1.61%	0.10% to 0.75%	13.63% to 14.37%
2023		6,138	$59.23 to $65.47	$65.48 to $72.85	$419,401	1.73%	0.10% to 0.75%	10.56% to 11.28%
2022		6,180	$66.55 to $73.09	$59.23 to $65.47	$382,854	1.98%	0.10% to 0.75%	(11.01)% to (10.43)%
2021		6,594	$50.73 to $55.35	$66.55 to $73.09	$458,688	1.10%	0.10% to 0.75%	31.20% to 32.05%

Nuveen Money Market Fund Sub-Account
2025		2,384	$28.03 to $31.39	$29.00 to $32.69	$76,583	4.15%	0.10% to 0.75%	3.46% to 4.14%
2024		2,142	$26.84 to $29.87	$28.03 to $31.39	$66,106	5.06%	0.10% to 0.75%	4.40% to 5.09%
2023		2,116	$25.75 to $28.46	$26.84 to $29.87	$62,138	4.93%	0.10% to 0.75%	4.27% to 4.95%
2022		2,060	$25.56 to $28.07	$25.75 to $28.46	$57,646	1.62%	0.10% to 0.75%	0.73% to 1.38%
2021		1,446	$25.75 to $28.10	$25.56 to $28.07	$39,741	0.00%	0.10% to 0.75%	(0.75)% to (0.10)%

Nuveen Quant Small Cap Equity Fund Sub-Account
2025		4,110	$89.17 to $99.86	$103.09 to $116.20	$439,187	1.06%	0.10% to 0.75%	15.61% to 16.36%
2024		4,161	$77.27 to $85.97	$89.17 to $99.86	$384,420	1.06%	0.10% to 0.75%	15.39% to 16.15%
2023		3,952	$65.59 to $72.50	$77.27 to $85.97	$316,674	1.17%	0.10% to 0.75%	17.82% to 18.59%
2022		3,799	$78.14 to $85.82	$65.59 to $72.50	$258,324	0.98%	0.10% to 0.75%	(16.07)% to (15.52)%
2021		3,359	$62.95 to $68.69	$78.14 to $85.82	$272,972	0.54%	0.10% to 0.75%	24.12% to 24.93%

Nuveen Real Estate Securities Select Fund Sub-Account
2025		7,422	$51.17 to $57.30	$51.85 to $58.44	$407,933	3.49%	0.10% to 0.75%	1.33% to 1.99%
2024		7,777	$48.95 to $54.47	$51.17 to $57.30	$420,143	3.12%	0.10% to 0.75%	4.52% to 5.21%
2023		7,915	$43.96 to $48.60	$48.95 to $54.47	$407,193	2.92%	0.10% to 0.75%	11.36% to 12.08%
2022		8,228	$62.15 to $68.26	$43.96 to $48.60	$378,924	1.82%	0.10% to 0.75%	(29.26)% to (28.80)%
2021		8,576	$44.92 to $49.01	$62.15 to $68.26	$557,242	1.62%	0.10% to 0.75%	38.37% to 39.27%

Nuveen S&P 500 Index Fund Sub-Account
2025		8,217	$125.57 to $140.95	$146.84 to $165.90	$1,358,717	1.25%	0.10% to 0.75%	16.94% to 17.70%
2024		7,765	$101.27 to $112.93	$125.57 to $140.95	$1,091,055	1.32%	0.10% to 0.75%	24.00% to 24.81%
2023		8,204	$80.83 to $89.56	$101.27 to $112.93	$923,770	1.62%	0.10% to 0.75%	25.28% to 26.09%
2022		8,297	$99.47 to $109.49	$80.83 to $89.56	$741,293	1.53%	0.10% to 0.75%	(18.73)% to (18.20)%
2021		8,322	$77.91 to $85.20	$99.47 to $109.49	$909,118	1.29%	0.10% to 0.75%	27.68% to 28.51%

Nuveen Short Term Bond Fund Sub-Account
2025		829	$29.92 to $39.18	$31.44 to $41.45	$33,953	4.36%	0.10% to 0.75%	5.10% to 5.79%
2024		929	$28.62 to $37.24	$29.92 to $39.18	$36,026	4.28%	0.10% to 0.75%	4.52% to 5.21%
2023		1,104	$27.36 to $35.36	$28.62 to $37.24	$40,722	3.54%	0.10% to 0.75%	4.63% to 5.31%
2022		1,377	$28.38 to $36.45	$27.36 to $35.36	$48,244	2.37%	0.10% to 0.75%	(3.62)% to (2.99)%
2021		1,425	$28.54 to $36.42	$28.38 to $36.45	$51,461	1.50%	0.10% to 0.75%	(0.57)% to 0.08%

Nuveen Small Cap Blend Index Fund Sub-Account
2025		6,971	$79.53 to $89.06	$89.03 to $100.36	$679,055	1.45%	0.10% to 0.75%	11.95% to 12.68%
2024		7,306	$71.83 to $79.91	$79.53 to $89.06	$630,121	1.77%	0.10% to 0.75%	10.73% to 11.45%
2023		7,890	$61.83 to $68.34	$71.83 to $79.91	$610,244	1.83%	0.10% to 0.75%	16.17% to 16.93%
2022		8,443	$78.15 to $85.83	$61.83 to $68.34	$558,680	1.43%	0.10% to 0.75%	(20.88)% to (20.37)%
2021		9,231	$68.54 to $74.78	$78.15 to $85.83	$766,904	1.11%	0.10% to 0.75%	14.03% to 14.77%

Nuveen Winslow Large-Cap Growth ESG Fund (Class R6) Sub-Account
2025		224	$41.78	$47.18	$10,590	0.00%	0.10%	12.92%
2024		282	$32.30	$41.78	$11,800	0.00%	0.10%	29.34%
2023	(as)	117	$22.79	$32.30	$3,770	0.00%	0.10%	39.95%

Amana Income Fund (Institutional Shares) Sub-Account
2025		48	$32.63	$38.03	$1,809	0.88%	0.10%	16.53%
2024		61	$28.87	$32.63	$1,984	1.22%	0.10%	13.05%
2023	(at)	30	$25.45	$28.87	$865	1.45%	0.10%	15.00%

B-64	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

								For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)		Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Amana Participation Fund (Institutional Shares) Sub-Account
2025		1		$26.31	$27.94	$25		9.48%	0.10%	6.21%
2024	(aw)	0	^	$25.80	$26.31	$3		2.91%	0.10%	1.95%

American Beacon Bridgeway Large Cap Growth Fund (Class R6) Sub-Account
2025		115		$65.85 to $78.67	$75.98 to $91.37	$10,548		0.00%	0.10% to 0.75%	15.38% to 16.13%
2024		131		$53.45 to $63.45	$65.85 to $78.67	$10,341		0.00%*	0.10% to 0.75%	23.19% to 24.00%
2023		152		$40.98 to $48.33	$53.45 to $63.45	$9,650		0.35%	0.10% to 0.74%	30.44% to 31.29%
2022		179		$55.16 to $64.63	$40.98 to $48.33	$8,659		0.00%	0.10% to 0.74%	(25.71)% to (25.23)%
2021		179		$53.07	$55.16 to $64.63	$11,595		0.00%	0.10% to 0.40%	15.88% to 21.78%

American Century Mid Cap Value Fund (R6 Class) Sub-Account
2025		292		$40.04 to $41.16	$43.45 to $44.96	$13,109		1.83%	0.10% to 0.75%	8.52% to 9.23%
2024		382		$37.04 to $37.83	$40.04 to $41.16	$15,721		1.85%	0.10% to 0.75%	8.10% to 8.81%
2023		604		$35.03 to $35.55	$37.04 to $37.83	$22,860		1.95%	0.10% to 0.74%	5.72% to 6.41%
2022		877		$35.70 to $35.99	$35.03 to $35.55	$31,177		2.54%	0.10% to 0.74%	(1.87)% to (1.23)%
2021	(y)	225		$33.58 to $35.01	$35.70 to $35.99	$8,104		2.28%	0.10% to 0.75%	2.49% to 5.93%

American Funds EuroPacific Growth Fund (Class R6) Sub-Account
2025		6,430		$49.56 to $55.82	$63.54 to $72.03	$462,312		3.26%	0.10% to 0.75%	28.22% to 29.05%
2024		7,219		$47.53 to $53.19	$49.56 to $55.82	$402,282		1.58%	0.10% to 0.75%	4.25% to 4.94%
2023		6,169		$41.27 to $45.88	$47.53 to $53.19	$327,455		1.97%	0.10% to 0.75%	15.19% to 15.94%
2022		7,088		$53.80 to $59.43	$41.27 to $45.88	$324,591		1.26%	0.10% to 0.75%	(23.30)% to (22.80)%
2021		8,593		$52.71 to $57.85	$53.80 to $59.43	$510,034		1.67%	0.10% to 0.75%	2.07% to 2.74%

American Funds New Perspective Fund (Class R6) Sub-Account
2025		3		$36.11	$43.58	$130		1.58%	0.75%	20.71%
2024		2		$31.05	$36.11	$88		1.06%	0.75%	16.28%
2023		1		$25.02	$31.05	$43		1.31%	0.74%	24.08%
2022		2		$33.89	$25.02	$38		1.33%	0.74%	(26.17)%
2021	(z)	1		$32.22	$33.89	$37		2.81%	0.75%	5.67%

American Funds Washington Mutual Investors Fund (Class R6) Sub-Account
2025		1,194		$104.58 to $122.55	$121.98 to $143.87	$171,425		1.64%	0.10% to 0.75%	16.64% to 17.40%
2024		1,412		$88.29 to $102.79	$104.58 to $122.55	$172,660		1.66%	0.10% to 0.75%	18.44% to 19.22%
2023		1,787		$75.65 to $87.50	$88.29 to $102.79	$183,243		2.03%	0.10% to 0.75%	16.72% to 17.48%
2022		2,282		$83.01 to $95.39	$75.65 to $87.50	$199,355		2.18%	0.10% to 0.75%	(8.86)% to (8.27)%
2021		2,320		$64.88 to $74.08	$83.01 to $95.39	$221,018		1.79%	0.10% to 0.75%	27.93% to 28.77%

Ariel Appreciation Fund (Institutional Class) Sub-Account
2025		9		$38.82 to $43.94	$42.96 to $48.94	$414		0.03%	0.10% to 0.75%	10.66% to 11.38%
2024		9		$36.69 to $41.25	$38.82 to $43.94	$398		0.68%	0.10% to 0.75%	5.82% to 6.51%
2023		11		$33.31 to $37.21	$36.69 to $41.25	$442		1.08%	0.10% to 0.75%	10.14% to 10.86%
2022		13		$38.20 to $42.41	$33.31 to $37.21	$495		0.94%	0.10% to 0.75%	(12.81)% to (12.25)%
2021		14		$33.63	$38.20 to $42.41	$598		0.72%	0.10% to 0.70%	4.91% to 26.11%

BlackRock High Yield Bond Fund (Class K) Sub-Account
2025(ba)		0^		$31.54	$31.82	$4		6.71%	0.75%	0.90%

BlackRock Total Return Fund (Class K) Sub-Account
2025		0^		$26.06	$28.17	$0	‡	2.15%	0.10%	8.08%
2024(ax)		0^		$25.08	$26.06	$0	‡	2.30%	0.10%	3.91%

Champlain Mid Cap Fund (Institutional Shares) Sub-Account
2025		427		$50.41 to $58.00	$50.89 to $58.93	$24,929		0.00%	0.10% to 0.75%	0.94% to 1.60%
2024		471		$47.83 to $54.67	$50.41 to $58.00	$27,104		0.00%*	0.10% to 0.75%	5.40% to 6.09%
2023		598		$41.67 to $47.32	$47.83 to $54.67	$32,454		0.03%	0.10% to 0.75%	9.14% to 15.54%
2022		724		$56.96 to $64.26	$41.67 to $47.32	$34,074		0.00%	0.10% to 0.75%	(26.85)% to (26.37)%
2021		742		$45.95 to $51.50	$56.96 to $64.26	$47,518		0.00%	0.10% to 0.75%	23.96% to 24.77%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-65

Notes to Financial Statements

TIAA Separate Account VA-3

								For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)		Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

DFA Emerging Markets Portfolio (Institutional Class) Sub-Account
2025		1,619		$30.40 to $33.22	$40.30 to $44.33	$71,258		2.77%	0.10% to 0.75%	32.57% to 33.44%
2024		2,089		$28.65 to $31.11	$30.40 to $33.22	$68,966		3.00%	0.10% to 0.75%	6.10% to 6.79%
2023		2,393		$25.53 to $27.54	$28.65 to $31.11	$74,072		3.34%	0.10% to 0.75%	12.23% to 12.96%
2022		2,754		$30.94 to $33.16	$25.53 to $27.54	$75,538		3.30%	0.10% to 0.75%	(17.50)% to (16.96)%
2021		2,926		$30.40 to $32.38	$30.94 to $33.16	$96,787		2.14%	0.10% to 0.75%	1.77% to 2.43%

Dodge & Cox International Stock Fund (Class I) Sub-Account
2025		1,026		$40.93 to $44.73	$56.35 to $61.98	$63,318		2.59%	0.10% to 0.75%	37.67% to 38.56%
2024		1,102		$39.73 to $43.14	$40.93 to $44.73	$49,092		1.94%	0.10% to 0.75%	3.02% to 3.69%
2023		1,401		$34.30 to $37.01	$39.73 to $43.14	$60,263		2.22%	0.10% to 0.75%	15.83% to 16.58%
2022		1,577		$37.08 to $39.74	$34.30 to $37.01	$58,226		2.17%	0.10% to 0.75%	(7.48)% to (6.88)%
2021		1,605		$33.64 to $35.83	$37.08 to $39.74	$63,638		2.82%	0.10% to 0.75%	10.20% to 10.92%

Invesco Discovery Mid Cap Growth Fund (Class R6) Sub-Account
2025		0	^	$33.20	$34.66	$0	‡	0.00%	0.75%	4.40%
2024		0	^	$26.86	$33.20	$0	‡	0.00%	0.75%	23.62%

iShares Russell Mid-Cap Index Fund (Class K) Sub-Account
2025		3		$39.44	$43.24	$144		1.60%	0.75%	9.66%
2024		3		$34.46	$39.44	$127		1.69%	0.75%	14.45%
2023		1		$29.60	$34.46	$48		2.05%	0.74%	16.40%
2022		1		$36.04	$29.60	$17		1.71%	0.74%	(17.86)%
2021	(ab)	0	^	$34.69	$36.04	$16		1.68%	0.75%	4.31%

JPMorgan Core Plus Bond Fund (Class R6) Sub-Account
2025		2,148		$26.27	$28.36	$60,902		5.26%	0.10%	7.95%
2024	(ax)	0	^	$25.11	$26.27	$0	‡	4.96%	0.10%	4.63%

JPMorgan Equity Income Fund (Class R6) Sub-Account
2025		0	^	$39.94	$45.54	$7		1.96%	0.75%	14.02%
2024		0	^	$35.68	$39.94	$5		2.01%	0.75%	11.95%
2023		1		$34.22	$35.68	$23		2.38%	0.74%	4.26%
2022		1		$35.05	$34.22	$24		2.25%	0.73%	(2.37)%
2021	(ac)	0	^	$33.11	$35.05	$17		2.21%	0.75%	5.68%

JPMorgan Large Cap Growth Fund (Class R6) Sub-Account
2025		4,875		$41.43 to $42.16	$47.04 to $48.18	$234,900		0.26%	0.10% to 0.75%	13.55% to 14.29%
2024		4,670		$31.11 to $31.45	$41.43 to $42.16	$196,877		0.25%	0.10% to 0.75%	33.16% to 34.03%
2023		4,179		$23.33	$31.11 to $31.45	$131,428		0.48%	0.09% to 0.68%	7.18% to 34.82%
2022	(ah)	455		$23.72	$23.33	$10,625		1.75%	0.09%	3.34%

JPMorgan Small Cap Value Fund (Class R6) Sub-Account
2025		772		$35.54 to $38.21	$42.98 to $46.82	$36,151		1.16%	0.10% to 0.75%	11.57% to 12.30%
2023		1,031		$31.60 to $33.76	$35.54 to $38.21	$39,404		1.92%	0.10% to 0.75%	12.45% to 13.18%
2022		732		$36.69 to $38.95	$31.60 to $33.76	$24,714		1.23%	0.10% to 0.75%	(13.87)% to (13.31)%
2021		630		$27.80 to $29.32	$36.69 to $38.95	$24,518		0.65%	0.10% to 0.75%	32.01% to 32.86%
2020		684		$27.60	$27.80 to $29.32	$20,041		1.22%	0.10% to 0.75%	6.21% to 49.35%

Lazard International Equity Portfolio (R6 Shares) Sub-Account
2025		521		$33.80 to $39.57	$44.99 to $53.01	$27,583		2.48%	0.10% to 0.75%	33.09% to 33.96%
2024		589		$32.14 to $37.38	$33.80 to $39.57	$23,289		3.16%	0.10% to 0.75%	5.17% to 5.85%
2023		674		$27.79 to $32.12	$32.14 to $37.38	$25,178		2.64%	0.10% to 0.75%	15.64% to 16.39%
2022		779		$32.88 to $37.74	$27.79 to $32.12	$25,014		1.58%	0.10% to 0.75%	(15.46)% to (14.91)%
2021		955		$31.24 to $35.63	$32.88 to $37.74	$36,027		5.31%	0.10% to 0.75%	5.23% to 5.92%

B-66	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Lord Abbett High Yield Fund (Class R6) Sub-Account
2025		631	$31.53 to $35.13	$33.66 to $37.74	$23,792	7.44%	0.10% to 0.75%	6.75% to 7.45%
2024		909	$29.18 to $32.29	$31.53 to $35.13	$31,923	7.42%	0.10% to 0.75%	8.07% to 8.78%
2023		1,118	$26.54 to $29.18	$29.18 to $32.29	$36,074	6.88%	0.10% to 0.75%	9.94% to 10.65%
2022		1,097	$30.88 to $33.73	$26.54 to $29.18	$32,006	5.95%	0.10% to 0.75%	(14.05)% to (13.49)%
2021		1,056	$29.27 to $31.77	$30.88 to $33.73	$35,593	5.04%	0.10% to 0.75%	5.50% to 6.19%

MFS International Diversification Fund (Class R6) Sub-Account
2025		3,993	$29.85 to $30.69	$37.91 to $39.22	$156,644	3.16%	0.10% to 0.75%	27.00% to 27.83%
2024		2,116	$28.84	$29.85 to $30.69	$64,929	2.77%	0.10% to 0.75%	(0.79)% to 6.42%
2023		1,772	$25.22	$28.84	$51,082	3.57%	0.10%	14.33%
2022	(ai)	761	$24.06	$25.22	$19,199	2.69%	0.10%	4.85%

MFS Mid Cap Growth Fund (Class R6) Sub-Account
2025		1,333	$32.37	$32.44 to $33.57	$44,743	0.00%	0.10% to 0.75%	(3.53)% to 3.70%
2024		1,288	$28.23	$32.37	$41,692	0.00%	0.10%	14.68%
2023		1,232	$23.26	$28.23	$34,777	0.00%	0.10%	21.38%
2022		1,155	$32.47	$23.26	$26,854	0.00%	0.10%	(28.37)%
2021		884	$28.47	$32.47	$28,713	0.00%	0.10%	14.05%

MFS Mid Cap Value Fund (Class R6) Sub-Account
2025		3,544	$48.48 to $53.88	$51.24 to $57.32	$202,694	1.44%	0.10% to 0.75%	5.69% to 6.38%
2024		4,223	$42.81 to $47.26	$48.48 to $53.88	$227,093	1.29%	0.10% to 0.75%	13.25% to 14.00%
2023		3,615	$38.19 to $41.90	$42.81 to $47.26	$170,517	2.23%	0.10% to 0.75%	7.48% to 12.81%
2022		1,570	$42.12 to $45.90	$38.19 to $41.90	$65,526	1.72%	0.10% to 0.75%	(9.32)% to (8.73)%
2021		1,407	$32.39 to $35.07	$42.12 to $45.90	$64,420	1.26%	0.10% to 0.75%	30.03% to 30.87%

Nationwide Geneva Small-Cap Growth Fund (Class R6) Sub-Account
2025		145	$51.65 to $60.27	$47.04 to $55.25	$7,998	0.00%	0.10% to 0.75%	(8.92)% to (8.33)%
2024		179	$45.34 to $52.56	$51.65 to $60.27	$10,754	0.00%	0.10% to 0.75%	13.91% to 14.66%
2023		222	$38.56 to $44.41	$45.34 to $52.56	$11,655	0.00%	0.10% to 0.75%	17.60% to 18.37%
2022		241	$51.40 to $58.81	$38.56 to $44.41	$10,711	0.00%	0.10% to 0.75%	(24.98)% to (24.49)%
2021		241	$46.09 to $52.40	$51.40 to $58.81	$14,135	0.00%	0.10% to 0.75%	11.51% to 12.24%

Nomura Emerging Markets Fund (Class R6) Sub-Account
2025		2,558	$32.40 to $41.13	$60.21 to $76.92	$196,633	19.49%	0.10% to 0.75%	85.82% to 87.02%
2024		2,508	$30.62 to $38.62	$32.40 to $41.13	$103,068	2.17%	0.10% to 0.75%	5.81% to 6.50%
2023		2,059	$26.20 to $32.83	$30.62 to $38.62	$79,486	3.28%	0.10% to 0.75%	16.89% to 17.65%
2022		2,072	$36.97 to $46.02	$26.20 to $32.83	$67,958	1.77%	0.10% to 0.75%	(29.14)% to (28.68)%
2021		1,978	$37.99 to $46.99	$36.97 to $46.02	$90,994	4.08%	0.10% to 0.75%	(2.68)% to (2.05)%

Nomura Small Cap Value Fund (Class R6) Sub-Account
2025		172	$45.49 to $46.76	$48.81 to $50.50	$8,680	1.31%	0.10% to 0.75%	7.29% to 7.99%
2024		236	$42.05	$45.49 to $46.76	$11,046	1.85%	0.10% to 0.75%	10.78% to 11.21%
2023		124	$38.38	$42.05	$5,194	2.90%	0.10%	9.56%
2022		42	$43.34 to $43.69	$38.38	$1,606	1.04%	0.10%	(12.15)%
2021	(aa)	42	$41.85 to $42.00	$43.34 to $43.69	$1,847	1.36%	0.10% to 0.75%	3.98% to 5.12%

NYLI MacKay High Yield Corporate Bond Fund (Class R6) Sub-Account
2025		857	$26.38	$28.23	$24,186	6.75%	0.10%	6.99%
2024	(ax)	210	$25.05	$26.38	$5,548	7.19%	0.10%	5.33%

Parnassus Core Equity Fund (Institutional Shares) Sub-Account
2025		153	$34.92	$39.03	$5,978	0.22%	0.10%	11.77%
2024		164	$29.44	$34.92	$5,716	0.58%	0.10%	18.63%
2023		142	$23.54	$29.44	$4,167	1.04%	0.10%	25.08%
2022	(al)	1	$23.59	$23.54	$23	0.00%	0.10%	0.42%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-67

Notes to Financial Statements

TIAA Separate Account VA-3

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Parnassus Mid Cap Growth Fund (Institutional Shares) Sub-Account
2025		17	$42.89 to $49.54	$46.54 to $54.11	$934	0.00%	0.10% to 0.75%	8.53% to 9.24%
2024		19	$39.04 to $44.80	$42.89 to $49.54	$928	0.00%	0.10% to 0.75%	9.84% to 10.56%
2023		21	$33.03	$39.04 to $44.80	$940	0.00%	0.10% to 0.74%	13.76% to 35.63%
2022		24	$49.68	$33.03	$798	0.00%	0.10%	(33.51)%
2021		28	$45.42	$49.68	$1,405	1.25%	0.10%	9.40%

Parnassus Value Equity Fund (Institutional Shares) Sub-Account
2025		452	$31.41	$37.44	$16,910	1.00%	0.10%	19.20%
2024		555	$28.01	$31.41	$17,448	1.47%	0.10%	12.15%
2023		330	$24.60	$28.01	$9,250	3.12%	0.10%	13.83%
2022	(am)	6	$24.19	$24.60	$155	10.84%	0.10%	1.07%

PGIM Total Return Bond Fund (Class R6) Sub-Account
2025		1,302	$23.78	$25.61	$33,339	4.65%	0.10%	7.68%
2024		556	$23.11	$23.78	$13,229	4.82%	0.10%	2.93%
2023		351	$21.46	$23.11	$8,106	4.95%	0.10%	7.67%
2022	(ak)	17	$21.68	$21.46	$356	31.39%	0.10%	(1.05)%

Templeton Global Bond Fund (Class R6) Sub-Account
2025		202	$18.68 to $21.38	$21.73 to $25.02	$5,059	6.22%	0.10% to 0.75%	16.28% to 17.04%
2024		253	$21.28 to $24.19	$18.68 to $21.38	$5,400	5.59%	0.10% to 0.75%	(12.20)% to (11.63)%
2023		317	$20.87 to $23.57	$21.28 to $24.19	$7,660	4.28%	0.10% to 0.75%	1.96% to 2.62%
2022		412	$22.32 to $25.04	$20.87 to $23.57	$9,696	5.45%	0.10% to 0.75%	(6.49)% to (5.88)%
2021		555	$23.57 to $26.28	$22.32 to $25.04	$13,892	5.52%	0.10% to 0.75%	(5.31)% to (4.69)%

T. Rowe Price® Large-Cap Growth Fund (I Class) Sub-Account
2025		1,332	$170.05 to $224.18	$198.57 to $263.48	$349,322	0.00%	0.10% to 0.75%	16.77% to 17.53%
2024		1,528	$130.80 to $171.32	$170.05 to $224.18	$341,098	0.00%*	0.10% to 0.75%	30.00% to 30.86%
2023		1,761	$90.13 to $117.29	$130.80 to $171.32	$300,709	0.00%	0.10% to 0.75%	45.12% to 46.07%
2022		1,960	$140.10 to $181.14	$90.13 to $117.29	$229,192	0.00%	0.10% to 0.75%	(35.67)% to (35.25)%
2021		2,259	$114.59 to $147.19	$140.10 to $181.14	$408,073	0.00%	0.10% to 0.75%	22.26% to 23.06%

T. Rowe Price® QM U.S. Small-Cap Growth Equity Fund (I Class) Sub-Account
2025		930	$48.22 to $56.09	$52.80 to $61.81	$57,448	0.00%	0.10% to 0.75%	9.50% to 10.21%
2024		917	$42.97 to $49.66	$48.22 to $56.09	$51,390	0.39%	0.10% to 0.75%	12.21% to 12.95%
2023		714	$35.68 to $40.96	$42.97 to $49.66	$35,421	0.00%	0.10% to 0.75%	20.45% to 21.23%
2022		565	$46.27 to $52.78	$35.68 to $40.96	$23,142	0.00%	0.10% to 0.75%	(22.89)% to (22.39)%
2021		498	$41.82 to $47.39	$46.27 to $52.78	$26,263	0.00%	0.10% to 0.75%	10.64% to 11.36%

Vanguard Emerging Markets Stock Index Fund (Institutional Plus Shares) Sub-Account
2025		5,486	$29.36 to $32.08	$36.37 to $40.00	$218,806	3.21%	0.10% to 0.75%	23.88% to 24.69%
2024		4,522	$26.64 to $28.92	$29.36 to $32.08	$144,703	3.47%	0.10% to 0.75%	10.21% to 10.93%
2023		3,337	$24.58 to $26.51	$26.64 to $28.92	$96,245	4.44%	0.10% to 0.75%	8.37% to 9.08%
2022		1,441	$30.10 to $32.27	$24.58 to $26.51	$38,011	3.61%	0.10% to 0.75%	(18.35)% to (17.82)%
2021		1,614	$30.05 to $32.00	$30.10 to $32.27	$51,859	2.38%	0.10% to 0.75%	0.17% to 0.82%

Vanguard Equity Income Fund (Admiral Shares) Sub-Account
2025		5,859	$50.77 to $57.48	$59.07 to $67.31	$393,627	2.47%	0.10% to 0.75%	16.34% to 17.10%
2024		7,103	$44.42 to $49.97	$50.77 to $57.48	$407,537	2.78%	0.10% to 0.75%	14.29% to 15.04%
2023		7,961	$41.53 to $46.41	$44.42 to $49.97	$397,098	3.11%	0.10% to 0.75%	6.04% to 7.66%
2022		6,386	$41.84 to $46.46	$41.53 to $46.41	$295,750	3.02%	0.10% to 0.75%	(0.75)% to (0.10)%
2021		4,142	$33.56 to $37.02	$41.84 to $46.46	$192,087	2.67%	0.10% to 0.75%	24.70% to 25.51%

Vanguard Explorer Fund (Admiral Shares) Sub-Account
2025		1,908	$89.83 to $98.17	$95.60 to $105.16	$200,256	0.53%	0.10% to 0.75%	6.43% to 7.12%
2024		2,540	$82.00 to $89.03	$89.83 to $98.17	$248,871	0.49%	0.10% to 0.75%	9.54% to 10.26%
2023		3,020	$68.90 to $74.33	$82.00 to $89.03	$268,404	0.63%	0.10% to 0.75%	19.01% to 19.78%
2022		3,449	$90.35 to $96.83	$68.90 to $74.33	$255,906	0.48%	0.10% to 0.75%	(23.74)% to (23.24)%
2021		3,097	$78.22 to $83.29	$90.35 to $96.83	$299,480	0.34%	0.10% to 0.75%	15.51% to 16.26%

B-68	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

continued

								For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)		Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)		Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Vanguard Extended Market Index Fund (Institutional Plus Shares) Sub-Account
2025		8,863		$48.87 to $55.90	$54.04 to $62.22	$551,436		1.28%	0.10% to 0.75%	10.59% to 11.31%
2024		5,754		$47.85	$48.87 to $55.90	$321,629		1.26%	0.10% to 0.75%	13.30% to 16.82%
2023		3,329		$33.83 to $38.19	$47.85	$159,313		1.49%	0.10%	25.29%
2022		3,045		$46.34 to $51.99	$33.83 to $38.19	$116,301		1.07%	0.10% to 0.75%	(27.01)% to (26.53)%
2021		2,767		$46.27	$46.34 to $51.99	$143,839		1.17%	0.10% to 0.75%	(0.61)% to 12.35%

Vanguard FTSE Social Index Fund (Institutional Shares) Sub-Account
2025		169		$44.57	$52.23	$8,823		0.97%	0.10%	17.17%
2024		184		$35.42	$44.57	$8,193		1.13%	0.10%	25.84%
2023		112		$26.90	$35.42	$3,975		1.31%	0.10%	31.66%
2022		79		$35.54	$26.90	$2,118		1.26%	0.10%	(24.30)%
2021	(ad)	57		$30.56	$35.54	$2,013		1.54%	0.10%	17.04%

Vanguard Institutional Index Fund (Institutional Plus Shares) Sub-Account
2025		25,681		$44.91 to $46.17	$52.54 to $54.36	$1,395,968		1.28%	0.10% to 0.75%	16.98% to 17.74%
2024		18,445		$36.21 to $36.98	$44.91 to $46.17	$851,579		1.41%	0.10% to 0.75%	24.05% to 24.87%
2023		14,042		$28.89 to $29.31	$36.21 to $36.98	$519,195		1.69%	0.10% to 0.75%	25.32% to 26.14%
2022	(al)	10,935		$28.28 to $31.02	$28.89 to $29.31	$320,537		2.52%	0.10% to 0.75%	(6.88)% to 3.67%

Vanguard Intermediate-Term Treasury Fund (Admiral Shares) Sub-Account
2025		575		$28.62 to $31.28	$30.58 to $33.64	$19,253		4.03%	0.10% to 0.75%	6.83% to 7.52%
2024		399		$28.42 to $30.86	$28.62 to $31.28	$12,429		4.10%	0.10% to 0.75%	0.72% to 1.38%
2023		429		$27.49 to $29.65	$28.42 to $30.86	$13,138		3.58%	0.10% to 0.75%	3.39% to 4.07%
2022		471		$30.89 to $33.10	$27.49 to $29.65	$13,888		1.96%	0.10% to 0.75%	(11.00)% to (10.43)%
2021		517		$31.82 to $33.88	$30.89 to $33.10	$17,038		1.00%	0.10% to 0.75%	(2.92)% to (2.29)%

Vanguard Mid Cap Index Fund (Admiral Shares) Sub-Account
2025		0	^	$30.90	$34.25	$5		1.81%	0.75%	10.83%
2024	(az)	0	^	$28.77	$30.90	$0	‡	2.12%	0.75%	7.47%

Vanguard Selected Value Fund (Investor Shares) Sub-Account
2025		1,775		$84.55 to $92.40	$93.13 to $102.45	$181,640		1.85%	0.10% to 0.75%	10.15% to 10.87%
2024		2,263		$79.48 to $86.30	$84.55 to $92.40	$208,818		1.66%	0.10% to 0.75%	6.38% to 7.07%
2023		2,496		$63.89 to $68.92	$79.48 to $86.30	$215,153		1.89%	0.10% to 0.75%	24.40% to 25.21%
2022		2,279		$69.55 to $74.54	$63.89 to $68.92	$156,949		1.47%	0.10% to 0.75%	(8.13)% to (7.54)%
2021		2,472		$54.85 to $58.41	$69.55 to $74.54	$184,100		1.25%	0.10% to 0.75%	26.80% to 27.62%

Vanguard Small Cap Index Fund (Admiral Shares) Sub-Account
2025		0	^	$31.51	$34.04	$8		1.58%	0.75%	8.02%
2024	(ay)	0	^	$27.80	$31.51	$1		3.76%	0.75%	13.38%

Vanguard Small-Cap Value Index Fund (Institutional Shares) Sub-Account
2025		2,124		$81.53 to $89.10	$88.28 to $97.11	$205,546		2.05%	0.10% to 0.75%	8.28% to 8.99%
2024		2,571		$73.08 to $79.34	$81.53 to $89.10	$228,391		2.03%	0.10% to 0.75%	11.57% to 12.30%
2023		3,068		$63.47 to $68.47	$73.08 to $79.34	$242,814		2.28%	0.10% to 0.75%	15.13% to 15.88%
2022		3,804		$70.51 to $75.58	$63.47 to $68.47	$259,906		1.92%	0.10% to 0.75%	(9.99)% to (9.40)%
2021		4,507		$55.46 to $59.05	$70.51 to $75.58	$339,992		1.83%	0.10% to 0.75%	27.15% to 27.98%

Vanguard Total Bond Market Index Fund (Institutional Plus Shares) Sub-Account
2025		9,037		$25.79 to $27.63	$27.44 to $29.58	$267,298		3.93%	0.10% to 0.75%	6.37% to 7.06%
2024		8,407		$25.67 to $27.31	$25.79 to $27.63	$232,264		3.66%	0.10% to 0.75%	0.50% to 1.16%
2023		5,577		$24.46 to $25.86	$25.67 to $27.31	$152,301		3.20%	0.10% to 0.75%	4.92% to 5.61%
2022		3,353		$28.37 to $29.81	$24.46 to $25.86	$86,701		2.40%	0.10% to 0.75%	(13.79)% to (13.23)%
2021		3,062		$29.07 to $30.34	$28.37 to $29.81	$91,248		1.88%	0.10% to 0.75%	(2.39)% to (1.76)%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-69

Notes to Financial Statements

TIAA Separate Account VA-3

						For the period ended December 31

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(d)	Ratio of expenses to average net assets lowest to highest(b)(c)(e)	Total return lowest to highest(a)(f)

Vanguard Total International Bond Index Fund (Institutional Shares) Sub-Account
2025		2,544	$24.15	$24.86	$63,225	4.49%	0.10%	2.92%
2024		1,798	$23.31	$24.15	$43,429	5.39%	0.10%	3.60%
2023		640	$21.44	$23.31	$14,932	4.00%	0.10%	8.75%
2022		913	$24.65	$21.44	$19,571	1.35%	0.10%	(13.02)%
2021	(ae)	1,081	$24.61	$24.65	$26,653	6.56%	0.10%	0.36%

Vanguard Treasury Money Market Fund (Admiral Shares) Sub-Account
2025		2,951	$27.97	$29.13	$85,942	4.14%	0.10%	4.13%
2024		1,951	$26.61	$27.97	$54,561	5.09%	0.10%	5.14%
2023		1,079	$25.35	$26.61	$28,697	5.15%	0.10%	4.94%
2022	(am)	100	$25.00	$25.35	$2,535	4.48%	0.11%	0.14%

Vanguard Wellington Fund (Admiral Shares) Sub-Account
2025		3,272	$72.66 to $79.41	$84.07 to $92.48	$302,034	2.27%	0.10% to 0.75%	15.70% to 16.45%
2024		3,868	$63.73 to $69.19	$72.66 to $79.41	$306,565	2.22%	0.10% to 0.75%	14.02% to 14.76%
2023		4,806	$56.12 to $60.54	$63.73 to $69.19	$332,024	2.33%	0.10% to 0.75%	13.56% to 14.30%
2022		6,044	$65.95 to $70.68	$56.12 to $60.54	$365,408	2.10%	0.10% to 0.75%	(14.90)% to (14.35)%
2021		6,340	$55.79 to $59.40	$65.95 to $70.68	$447,599	1.78%	0.10% to 0.75%	18.22% to 18.99%

Western Asset Core Plus Bond Fund (Class IS) Sub-Account
2025		4,719	$31.50 to $46.02	$33.77 to $49.65	$231,192	4.78%	0.10% to 0.75%	7.20% to 7.90%
2024		5,508	$31.98 to $46.41	$31.50 to $46.02	$250,668	4.70%	0.10% to 0.75%	(1.50)% to (0.85)%
2023		5,391	$30.13 to $43.45	$31.98 to $46.41	$247,884	4.36%	0.10% to 0.75%	6.12% to 6.81%
2022		5,839	$37.41 to $53.59	$30.13 to $43.45	$251,708	3.24%	0.10% to 0.75%	(19.45)% to (18.92)%
2021		5,823	$38.41 to $54.67	$37.41 to $53.59	$309,827	2.71%	0.10% to 0.75%	(2.61)% to (1.97)%

(^)	Less than 1,000 units.
(‡)	Less than $1000.
(*)	Less than 0.01%
(a)	Not annualized for periods less than one year.
(b)	Does not include expenses of underlying funds.
(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units, if any. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(e)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(f)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These total returns do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period, which is not annualized. As the total return is presented as a range of minimum to maximum values, with varying expense ratio amounts, some individual contractowners’ total returns may not be within the ranges presented.

(v)	Sub-Account commenced operations May 10, 2021.
(w)	Sub-Account commenced operations May 10, 2021.
(y)	Sub-Account commenced operations May 7, 2021.
(z)	Sub-Account commenced operations October 7, 2021.
(aa)	Sub-Account commenced operations May 10, 2021.
(ab)	Sub-Account commenced operations October 7, 2021.
(ac)	Sub-Account commenced operations October 7, 2021.
(ad)	Sub-Account commenced operations May 10, 2021.
(ae)	Sub-Account commenced operations May 10, 2021.
(af)	Sub-Account commenced operations July 5, 2022.
(ag)	Sub-Account commenced operations November 7, 2022.
(ah)	Sub-Account commenced operations June 13, 2022.
(ai)	Sub-Account commenced operations June 13, 2022.
(ak)	Sub-Account commenced operations December 9, 2022.

B-70	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

concluded

(al)	Sub-Account commenced operations December 21, 2022.
(am)	Sub-Account commenced operations December 19, 2022.
(an)	Sub-Account commenced operations January 3, 2023.
(ao)	Sub-Account commenced operations February 1, 2023.
(ap)	Sub-Account commenced operations February 13, 2023.
(aq)	Sub-Account commenced operations March 13, 2023.
(ar)	Sub-Account commenced operations April 7, 2023.
(as)	Sub-Account commenced operations January 9, 2023.
(at)	Sub-Account commenced operations January 4, 2023.
(av)	Sub-Account commenced operations February 26, 2024.
(aw)	Sub-Account commenced operations July 22, 2024.
(ax)	Sub-Account commenced operations May 1, 2024.
(ay)	Sub-Account commenced operations January 1, 2024.
(az)	Sub-Account commenced operations July 10, 2024.
(ba)	Sub-Account commenced operations October 24, 2025.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-71

Report of Independent Auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America

Opinions

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2025 and 2024, and the related statutory-basis statements of operations, of changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

www.pwc.com/us	PricewaterhouseCoopers LLP 300 Madison Avenue New York, New York 10017 (646) 471 3000

B-72	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

New York, New York

March 11, 2026

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-73

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

STATUTORY - BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND CONTINGENCY RESERVES

	December 31,
	2025	2024
	(in millions, except share amounts)
ADMITTED ASSETS

Bonds	$222,873	$213,616

Preferred stocks	908	1,054

Common stocks	3,920	2,361

Mortgage loans	36,692	38,205

Real estate	3,424	3,518

Cash, cash equivalents and short-term investments	520	3,541

Contract loans	362	433

Derivatives	1,448	1,929

Securities lending collateral assets	2,474	1,373

Other invested assets	43,663	43,476

Total cash and invested assets	316,284	309,506

Investment income due and accrued	2,288	2,128

Net deferred federal income tax asset	1,783	1,799

Other assets	1,873	1,248

Separate account assets	58,134	53,294

TOTAL ADMITTED ASSETS	$380,362	$367,975

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$263,239	$257,099

Dividends due to policyholders	2,312	2,308

Interest maintenance reserve	1,193	1,539

Borrowed money	110	100

Asset valuation reserve	6,358	6,172

Derivatives	831	98

Payable for collateral for securities loaned	2,474	1,373

Other liabilities	5,170	6,005

Separate account liabilities	57,002	52,231

TOTAL LIABILITIES	338,689	326,925

Capital and Contingency Reserves

Capital stock and additional paid-in capital (2,500 shares of $1,000 par value common stock authorized, issued and outstanding and $550,000 paid-in capital)	3	3

Surplus notes	5,942	5,942

Contingency reserves:

For investment losses, annuity and insurance mortality, and other risks	35,728	35,105

TOTAL CAPITAL AND CONTINGENCY RESERVES	41,673	41,050

TOTAL LIABILITIES, CAPITAL AND CONTINGENCY RESERVES	$380,362	$367,975

B-74	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

STATUTORY - BASIS STATEMENTS OF OPERATIONS

	For the Years Ended December 31,
	2025	2024	2023

		(in millions)
REVENUES

Insurance and annuity premiums and other considerations	$21,842	$19,876	$19,457

Annuity dividend additions	2,314	2,723	3,065

Net investment income	14,612	13,931	13,640

Other revenue	360	355	357

TOTAL REVENUES	$39,128	$36,885	$36,519

BENEFITS AND EXPENSES

Policy and contract benefits	$27,088	$26,499	$27,993

Dividends to policyholders	4,329	4,661	5,100

Increase in policy and contract reserves	5,213	3,648	3,905

Net operating expenses	1,440	1,645	1,636

Net transfers to (from) separate accounts	(1,294)	(906)	(3,082)

TOTAL BENEFITS AND EXPENSES	$36,776	$35,547	$35,552

Income before federal income taxes and net realized capital gains (losses)	$2,352	$1,338	$967

Federal income tax expense (benefit)	4	(125)	8

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(2,510)	(2,677)	(1,690)

NET INCOME (LOSS)	$(162)	$(1,214)	$(731)

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-75

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

STATUTORY - BASIS STATEMENTS OF CHANGES IN CAPITAL AND CONTINGENCY RESERVES

	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total
	(in millions)

Balance, December 31, 2022	$3	$6,291	$36,435	$42,729

Net income (loss)	—	—	(731)	(731)

Change in net unrealized capital gains (losses) on investments, net of $(55) in taxes	—	—	230	230

Change in asset valuation reserve	—	—	(226)	(226)

Change in liability for reinsurance in unauthorized companies	—	—	1	1

Change in net deferred income tax	—	—	609	609

Change in post-retirement benefit liability	—	—	(4)	(4)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(126)	(126)

Other assets	—	—	(342)	(342)

Surplus (contributed to) withdrawn from Separate Accounts	—	—	(618)	(618)

Change in surplus in separate accounts	—	—	594	594

Balance, December 31, 2023	$3	$6,291	$35,822	$42,116

Net income (loss)	—	—	(1,214)	(1,214)

Change in net unrealized capital gains (losses) on investments, net of $(18) in taxes	—	—	73	73

Change in asset valuation reserve	—	—	701	701

Change in net deferred income tax	—	—	385	385

Change in post-retirement benefit liability	—	—	(6)	(6)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(309)	(309)

Other assets	—	—	(313)	(313)

Surplus (contributed to) withdrawn from Separate Accounts	—	—	(294)	(294)

Change in surplus of separate accounts	—	—	260	260

Change in surplus notes	—	(349)	—	(349)

Balance, December 31, 2024	$3	$5,942	$35,105	$41,050

Net income (loss)	—	—	(162)	(162)

Change in net unrealized capital gains (losses) on investments, net of $(210) in taxes	—	—	867	867

Change in asset valuation reserve	—	—	(186)	(186)

Change in liability for reinsurance in unauthorized companies	—	—	(6)	(6)

Change in net deferred income tax	—	—	237	237

Change in post-retirement benefit liability	—	—	(9)	(9)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(43)	(43)

Other assets	—	—	(109)	(109)

Change in surplus of separate accounts	—	—	34	34

Balance, December 31, 2025	$3	$5,942	$35,728	$41,673

B-76	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3	See notes to statutory-basis financial statements

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

STATUTORY - BASIS STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2025	2024	2023
	(in millions)
CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$21,850	$19,889	$19,457

Net investment income	13,912	13,422	12,967

Miscellaneous income	318	335	343

Total receipts	36,080	33,646	32,767

Policy and contract benefits	26,239	25,849	27,397

Operating expenses	1,217	1,665	1,536

Dividends paid to policyholders	2,011	1,990	1,943

Federal income taxes paid (received)	4	(40)	(31)

Net transfers to (from) separate accounts	(1,294)	(595)	(2,479)

Total disbursements	28,177	28,869	28,366

Net cash from operations	7,903	4,777	4,401

CASH FROM INVESTMENTS

Proceeds from investments sold, matured, or repaid:

Bonds	25,763	20,226	24,883

Stocks	3,123	2,543	7,482

Mortgage loans and real estate	5,821	4,012	2,630

Other invested assets	4,996	3,885	2,950

Miscellaneous proceeds	312	1,026	1,331

Cost of investments acquired:

Bonds	34,574	21,469	21,896

Stocks	4,438	2,984	3,329

Mortgage loans and real estate	3,738	2,193	6,049

Other invested assets	4,960	5,484	10,056

Miscellaneous applications	3,205	1,338	1,071

Net cash used in investments	(10,900)	(1,776)	(3,125)

CASH FROM FINANCING AND OTHER

Surplus notes	1	(350)	—

Borrowed money	10	(60)	60

Net deposits on deposit-type contracts funds	63	104	(60)

Other cash provided (applied)	(98)	48	(1,780)

Net cash from financing and other	(24)	(258)	(1,780)

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	(3,021)	2,743	(504)

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	3,541	798	1,302

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$520	$3,541	$798

See notes to statutory-basis financial statements	TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-77

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Note 1 – Organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a stock life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Governors (“Board of Governors”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

On December 4, 2025, the Company and its wholly owned subsidiary, TIAA-CREF Life Insurance Company (“TIAA Life”), executed an Agreement and Plan of Merger. Effective at the close of business on December 31, 2025, after the receipt of all required regulatory approvals, TIAA Life merged with and into the Company, with the Company as the surviving entity.

The merger was accounted for in accordance with SSAP 68, Business Combinations and Goodwill, as a statutory merger. As such, financial statements for periods prior to the merger were combined and the recorded assets, liabilities, and surplus of TIAA Life on a statutory basis were carried forward to the merged company. The common capital stock of TIAA Life was deemed cancelled by operation of law under the Plans of Merger. Each share of the Company’s capital stock issued and outstanding immediately before the merger continues to represent one share of the capital stock.

Summarized financial information for TIAA and TIAA Life presented separately for the current year and the periods prior to the merger is as follows:

	December 31, 2025
	TIAA	TIAA Life	Eliminations	Merged Totals

Total admitted assets	$361,260	$19,997	$(895)	$380,362

Total liabilities	319,587	19,112	(10)	338,689

Total capital and contingency reserves	41,673	885	(885)	41,673

Total revenues	38,348	780	—	39,128

Total benefits and expenses	36,090	686	—	36,776

Net income (loss)	(242)	80	—	(162)

Other surplus adjustments	862	(20)	(57)	785

	December 31, 2024
	TIAA	TIAA Life	Eliminations	Merged Totals

Total admitted assets	$349,971	$18,838	$(834)	$367,975

Total liabilities	308,918	18,013	(6)	326,925

Total capital and contingency reserves	41,053	825	(828)	41,050

Total revenues	36,260	685	(60)	36,885

Total benefits and expenses	34,936	611	—	35,547

Net income (loss)	(1,216)	62	(60)	(1,214)

Other surplus adjustments	158	(69)	59	148

	December 31, 2023
	TIAA	TIAA Life	Eliminations	Merged Totals

Total capital and contingency reserves	$42,111	$832	$(827)	$42,116

Total revenues	35,985	652	(118)	36,519

Total benefits and expenses	34,975	577	—	35,552

Net income (loss)	(674)	61	(118)	(731)

Other surplus adjustments	63	(126)	181	118

Eliminations included in the table above represent adjustments for TIAA’s investment in TIAA Life within total admitted assets and capital and contingency reserves, as well as related intercompany activity, including dividends paid from TIAA Life to TIAA included within total revenues and net income (loss).

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities, and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security. In addition, TIAA may otherwise engage in any business permitted under the New York Insurance Law for a domestic life stock insurance

B-78	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

company, provided that such business supports this purpose, including without limitation by (i) enhancing the creditworthiness, financial strength and reputation of TIAA, (ii) providing all of the holders and beneficiaries of TIAA’s contracts and policies with benefits of scale, increased diversity in offered products and newly innovated products and (iii) providing for additional infrastructure and support to TIAA.

The Company also issues non-qualified annuity contracts with fixed and variable components, and funding agreements issued directly to states in support of state sponsored 529 college savings and scholarship plans.

Note 2 – Significant Accounting Policies

Basis of Presentation:

The financial statements of TIAA are presented on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

Under Regulation No. 172 (11 NYCRR 83), the Department did not adopt certain NAIC SAP guidance, specifically subparagraph 4.a. of SSAP No. 26R, Bonds, and the third sentence in footnote 1 of SSAP No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, to treat certain exchange traded funds (“ETFs”) designated by the Securities Valuation Office (“SVO”), (“SVO-Identified ETFs”), as qualifying for bond accounting treatment. Rather, the Department requires these SVO-identified ETFs to be reflected as equities under SSAP No. 30R, “Unaffiliated Common Stock”. However, if the ETF meets certain criteria, the asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) may be retained under SSAP No. 26R, and the ETF can be treated as a bond for the purpose of a domestic insurer’s risk based capital (“RBC”) report. The total balance of investment grade ETF holdings treated as equities as of December 31, 2025 and 2024, but treated as bonds for AVR, IMR and RBC, are $2,248 million and $648 million, respectively. This prescribed practice does not result in a difference to net income or capital and contingency reserves when compared to NAIC SAP.

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP Annual Statement filed with the Department.

			For the Years Ended December 31,
	NAIC SAP#	Financial Statement Line	2025	2024	2023

			(in millions)

Net income, New York SAP			$(162)	$(1,214)	$(731)

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase in policy and contract reserves	(2)	(3)	(3)

Net income (loss), NAIC SAP			$(164)	$(1,217)	$(734)

Capital and surplus, New York SAP			$41,673	$41,050	$42,116

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred Premium Asset Limitation	51R, 61R	Other assets	—	—	1
Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	15	17	19

Capital and surplus, NAIC SAP			$41,688	$41,067	$42,136

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11 NYCRR 98), Valuation of Life Insurance Reserves, Section 98.4 for any policy which guarantees renewal, or conversion to another policy,

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-79

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

without evidence of insurability, additional reserves shall be held to account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Company’s RBC as of December 31, 2025 and 2024 would not have triggered a regulatory event without the use of the New York SAP prescribed and permitted practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be available-for-sale (“AFS”) are carried at fair value rather than at amortized cost under NAIC SAP;

•

For held-to-maturity and AFS investments, lifetime expected credit losses are immediately recognized through the allowance for credit losses, and is adjusted at each reporting period. Under NAIC SAP, an impairment for securities other than asset-backed securities is recorded through earnings for the difference between amortized cost and fair value. For asset-backed securities, non-interest related other-than-temporary impairment (“OTTI”) losses shall be recorded through the AVR, while interest related other-than-temporary impairment losses may be recorded through the IMR in certain circumstances;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimable uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the AVR, which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other invested assets accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	All derivative instruments are carried at fair value under GAAP, whereas under NAIC SAP, certain derivative instruments are carried at amortized cost;

•

Changes in the fair value of derivative instruments are generally reported through earnings unless they qualify and are designated for cash flow or net investment hedge accounting, whereas under NAIC SAP, changes in the fair value of derivative instruments not carried at amortized cost are recorded as unrealized capital gains or losses and reported as changes in surplus;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

B-80	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

•	Surplus notes are reported as a liability under GAAP rather than a component of capital and contingency reserves under NAIC SAP;

•	The AVR is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The IMR is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to significant risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

•

Revenue recognition for administrative service expense reimbursements are recognized as gross revenue and gross expense in the Statements of Operations when the Company is the principal in the transaction and where the Company controls the administrative services before transferring them to the customer. Under NAIC SAP, the administration expenses incurred are included in operating expenses and any offsetting reimbursements are netted against operating expenses.

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of OTTIs, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities,

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-81

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

and Capital and Contingency Reserves and the related Statements of Operations, Changes in Capital and Contingency Reserves, and Cash Flows.

Accounting Policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Upon acquisition, the Company classifies bonds as either issuer credit obligations (“ICO”) or asset-backed securities (“ABS”). Bonds classified as ICO are supported entirely by the general creditworthiness of the issuer. Bonds classified as ABS are repaid by cash flows derived from specified underlying assets, subject to additional requirements related to credit enhancement and meaningful cash flows. Debt securities not meeting the criteria for either ICO or ABS classification are reported as debt securities not meeting the definition of a bond included in Other Invested Assets.

Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. The principal for Treasury Inflation Protected Securities (“TIPS”) bonds is adjusted based on inflation and is recorded as an unrealized gain or loss and amortized over the remaining life of the security. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds that the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Estimated future cash flows and expected prepayment speeds are used to determine the amortization of asset-backed securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain asset-backed securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding asset-backed securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For asset-backed securities and debt securities that do not qualify as bonds which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the asset-backed security’s effective interest rate.

For asset-backed securities and debt securities that do not qualify as bonds , when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for an asset-backed security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Non-perpetual preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6, which are stated at the lower of amortized cost or fair value. Perpetual and mandatory convertible preferred stocks are carried at fair value. The fair value of preferred stocks is determined using prices provided by independent pricing services or internally developed pricing models. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value

B-82	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

and the amount of the reduction is accounted for as a realized loss. Investment grade bond ETFs are accounted for as common stocks and are stated at fair value.

Investments in subsidiary, controlled and affiliated (“SCA”) entities are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Amortized cost consists of the unpaid principal balance of the loans, net of unamortized premiums, discounts, and certain mortgage origination fees. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments.

When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through SCA entities and through real estate limited partnerships which are included in “Other invested assets.” The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company evaluates the recoverability of income producing directly held real estate investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Invested Assets: Other invested assets primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s underlying equity percentage based on the respective entity’s most recent available audited US GAAP or International Financial Reporting Standards financial statements.

Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other invested assets include the Company’s investments in debt securities that do not qualify as bonds under the Principles-Based Bond Definition and shall be reported as non-bond debt securities in scope of SSAP No. 21—Other Admitted Assets. Other invested assets also include residual tranches which apply the Allowable Earned Yield measurement method elected and shall be reported in scope under SSAP No. 21—Other Admitted Assets.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if an OTTI has occurred. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

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TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities greater than three months and less than or equal to one year at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company designates its derivative transactions as hedging or replication transactions.

Derivatives that qualify and are designated for hedge accounting are reported as assets or liabilities on the balance sheet and accounted for in a manner consistent with the hedged item. Swap coupon cash flows and income accruals are reported as a component of net investment income. The gains or losses on these contracts are recognized in a manner consistent with the disposed hedged item.

Derivatives used in hedging relationships that do not qualify or are not designated for hedge accounting are carried at fair value. Changes in fair value are reported in surplus as net unrealized capital gains (losses). Swap coupon cash flows and income accruals are reported as a component of net investment income. The gains or losses on these contracts are recognized as realized capital gains (losses) and are subject to IMR or AVR treatment.

Derivatives used in replication transactions are accounted for in a manner consistent with the cash instrument and the replicated asset. Accordingly, these derivatives are carried at amortized cost or fair value. Amortization of derivative premiums and accretion of derivative discounts, swap coupon cash flows and income accruals are recorded as a component of net investment income. The gains or losses on these contracts are recognized as realized capital gains (losses) and are subject to IMR or AVR treatment.

The Company monitors the unrealized loss position for replication credit default swaps. If it is determined that a decline in fair value is other than temporary, the cost basis will be written down to fair value and the amount of the write down is accounted for as a realized loss.

The Company does not offset the carrying values recognized in the balance sheet for derivatives executed with the same counterparty under the same master netting agreement.

The net premiums and discounts of derivative trades are reported on the cash flow statement as either miscellaneous proceeds within proceeds from investments sold, matured or repaid or miscellaneous applications within cost of investments acquired. Upon termination, the net proceeds and payments are recorded on the cash flow statement as miscellaneous proceeds from investments sold, matured or repaid or miscellaneous applications within cost of investments acquired.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which

B-84	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

prevents such assets from being generally available to satisfy claims resulting from the General Account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate accounts are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract. Separate account premiums and other considerations are recorded as income within “Insurance and annuity premiums and other considerations” and as an offsetting expense within “Net transfers to (from) separate accounts”. Separate account benefits and surrenders are recorded as expenses within “Policy and contract benefits” with an offsetting contra expense within “Net transfers to (from) separate accounts”. Transfers to or from the general account products from or to the separate account products are recorded within the “Net transfers to (from) separate accounts”.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2025	2024	Change

Net deferred federal income tax asset	$3,293	$3,250	$43

Furniture and electronic data processing equipment	818	705	113

Invested assets	885	880	5

Prepaid expenses	185	195	(10)

Other	222	221	1

Total	$5,403	$5,251	$152

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2025	2024
EDP equipment and computer software	$2,422	$2,287

Furniture and equipment and leasehold improvements	$233	$204

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

Reverse Repurchase Agreement: Reverse repurchase agreements are agreements to purchase and resell short-term securities. Reverse repurchase agreements are generally accounted for as secured borrowings. The assets transferred stay on the transferee’s balance sheet. The Company records the amount paid for these securities purchased under agreements to resell in short-term investments.

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TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Insurance and Annuity Premiums and Other Considerations: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity premiums and other considerations, including consideration on annuity product rollovers, are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial guidelines and statutory regulations. The Company’s funding agreements that are issued directly to states in support of state sponsored 529 college savings and scholarship plans do not contain life contingencies and are accounted for as deposit-type contracts. Funding agreements used in an investment spread capacity are also included within deposit-type contracts.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported within other income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and separate account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any separate accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer. For bonds, excluding loan-back and structured securities, losses from other-than-temporary impairments are recorded entirely to either the AVR or the IMR in accordance with the nature of the impairment.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity non-participating contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) and recorded in December of each year. Dividends on pension annuity non-participating contracts in the accumulation phase are declared by the Board in February

B-86	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus except for net deferred taxes related to the unrealized appreciation or depreciation on investments, which are included in the change in unrealized capital gains (losses) on investments. Net DTAs are admitted to the extent permissible. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

Statements of Cash Flows: Noncash activities are excluded from the Statutory - Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2025	2024	2023

Exchange/transfer/conversion/distribution of invested assets	$5,730	$6,047	$4,192

Annuity dividend additions	$2,314	$2,723	$3,065

Capitalized interest	$482	$392	$339

Interest credited on deposit-type contracts	$674	$660	$490

Application of New Accounting Pronouncements:

Recently Issued Accounting Guidance:

The NAIC adopted 2024-10, Book Value Separate Accounts, in February 2025. Adopted revisions clarify measurement method guidance and prescribe guidance for how transfers to/from the general account and a book value separate account shall be recognized, which will ultimately result in a net zero impact in the IMR between the selling account and the purchasing account. The revisions are effective January 1, 2026. The Company is currently evaluating the impact of adoption; however, it is not expected to have a material impact to the financial statements.

The NAIC adopted 2025-13, Residential Mortgage Loans Held in Statutory Trusts, in December 2025. These revisions add residential mortgage loans held in qualifying investment trusts to the scope of SSAP 37, Mortgage Loans. Additionally, the guidance requires reporting of these residential mortgage loans as Mortgage Loans. The revised guidance is effective January 1, 2027 with early adoption permitted beginning January 1, 2026. The Company plans to early adopt this guidance which will result in the reclassification of approximately $800 million of residential mortgage loans held in a trust from Other Invested Assets to Mortgage Loans.

Recently Adopted Accounting Pronouncements:

During 2023 and 2024, the NAIC adopted several issuances under the overarching principles-based bond definition project. These issuances primarily revised SSAP No. 26, Bonds; SSAP No. 43, Asset-Backed Securities; and SSAP No. 21, Other Admitted Assets. The revisions provide a principles-based framework for bond classification. To be classified

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-87

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

as a bond, an investment must qualify as either an ICO or an ABS within the updated framework. Investments not meeting this definition shall not be classified as bonds. The Company adopted the revisions effective January 1, 2025. The total carrying value of investments reclassified from Bonds to Other Invested Assets upon reevaluation under the updated framework was not material to the Company’s financial statements.

In March 2024, the NAIC adopted revisions to SSAP 21, Other Admitted Assets, to prescribe the accounting guidance (measurement method) for all residual interests regardless of legal form. Upon adoption, residual interests will be reported initially at cost. Subsequent to initial acquisition, residuals will be reported either 1) at the lower of amortized cost or fair value under the Allowable Earned Yield method, or 2) using the calculated practical expedient method. The Allowable Earned Yield method is based on a discounted cash flow methodology and allows for cash receipts to be recorded as investment income up to the calculated allowable yield, with the excess cash flow applied to the amortized cost balance. The practical expedient is a cost recovery method, resulting in no interest income recognition until the residual interest has a carrying value of zero. The Company elected to use the Allowable Earned Yield method, which was adopted January 1, 2025 on a prospective basis using the December 31, 2024 carrying value as the starting point of the calculation. The adoption of this guidance did not have a material impact to the Company’s financial statements.

The NAIC adopted 2024-22, ASU 2024-01 – Scope Application of Profits Interest and Similar Awards, in February 2025 which adopted with modification FASB ASU 2024-01. The revisions require reporting entities which issue profits interest or similar awards as compensation to either employees or non-employees in exchange for goods or services to apply the guidance in SSAP 104, Share-Based Payments to determine whether the award is a share-based payment transaction and in scope of SSAP 104. This guidance was effective December 31, 2025 and did not have a material impact to the Company’s financial statements.

Note 3 – Long-Term Bonds, Preferred Stocks, and Unaffiliated Common Stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions):

	2025

		Excess of

	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Issuer Credit Obligations:

U.S. governments	$16,257	$51	$(2,030)	$14,278

Non-U.S. sovereign jurisdiction securities	3,617	118	(197)	3,538

Municipal bonds - general obligations	1,807	28	(113)	1,722

Municipal bonds - special revenues	13,380	66	(1,453)	11,993

Single entity backed obligations	776	1	(108)	669

Project finance bonds issued by operating entities	8,374	71	(719)	7,726

Mortgage loans that qualify as SVO-identified credit tenant loans	141	—	(10)	131

Corporate bonds	127,164	1,378	(11,264)	117,278

Bonds issued by funds representing operating entities	137	—	(19)	118

Bank loans	9,203	56	(269)	8,990

Other issuer credit obligations	216	3	(1)	218

Total ICO	$181,072	$1,772	$(16,183)	$166,661

B-88	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

	2024

		Excess of

	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Issuer Credit Obligations:	(in millions)

U.S. governments	$18,668	$40	$(2,701)	$16,007

Non-U.S. sovereign jurisdiction securities	3,577	53	(328)	3,302

Municipal bonds - general obligations	959	1	(131)	829

Municipal bonds - special revenues	13,026	61	(1,640)	11,447

Single entity backed obligations	653	5	(21)	637

Project finance bonds issued by operating entities	8,154	65	(812)	7,407

Mortgage loans that qualify as SVO-identified credit tenant loans	111	0	(7)	104

Corporate bonds	118,100	802	(13,133)	105,769

Bonds issued by funds representing operating entities	155	—	(11)	144

Bank loans	10,157	91	(235)	10,013

Other issuer credit obligations	27	—	—	27

Total ICO	$173,587	$1,118	$(19,019)	$155,686

	2025

		Excess of

	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Asset-Backed Securities:

Financial asset-backed securities - self-liquidating	$30,081	$412	$(1,609)	$28,884

Financial asset-backed securities - not self-liquidating	617	1	(8)	610

Non-financial asset-backed securities - practical expedient	3,553	78	(59)	3,572

Non-financial asset-backed securities - full analysis	7,550	94	(178)	7,466

Total ABS	$41,801	$585	$(1,854)	$40,532

	2024

		Excess of

	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value
Asset-Backed Securities:

Financial asset-backed securities - self-liquidating	$39,447	$336	$(2,859)	$36,924

Financial asset-backed securities - not self-liquidating	46	13	(2)	57

Non-financial asset-backed securities - practical expedient	536	4	(27)	513

Non-financial asset-backed securities - full analysis	—	—	—	—

Total ABS	$40,029	$353	$(2,888)	$37,494

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired,

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TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for asset-backed securities and debt securities that no longer qualify as bonds. Where decline in value is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more

	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2025

Issuer Credit Obligations	$14,989	$(332)	$14,657	$114,842	$(15,535)	$99,307

Asset-Backed Securities	2,671	(92)	2,579	24,313	(1,797)	22,516

Total bonds	17,660	(424)	17,236	139,155	(17,332)	121,823

Unaffiliated common stocks	124	(40)	84	250	(45)	205

Preferred stocks	25	(6)	19	161	(43)	118

Total bonds and stocks	$17,809	$(470)	$17,339	$139,566	$(17,420)	$122,146

	Less than twelve months			Twelve months or more

	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2024

Issuer Credit Obligations	$25,799	$(769)	$25,030	$107,206	$(16,314)	$90,892

Asset-Backed Securities	5,554	(142)	5,412	38,951	(4,385)	34,566

Total bonds	31,353	(911)	30,442	146,157	(20,699)	125,458

Unaffiliated common stocks	310	(9)	301	851	(50)	801

Preferred stocks	—	—	—	152	(40)	112

Total bonds and stocks	$31,663	$(920)	$30,743	$147,160	$(20,789)	$126,371

Estimated fair values for bonds are subject to market fluctuations, including changes in interest rates. Generally, if interest rates increase, the value of bonds will decrease, and conversely a decline in general interest rates will tend to increase the value of bonds. As of December 31, 2025, 97% of unrealized losses were from investment grade bonds. Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

B-90	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below (in millions). Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties.

	December 31, 2025		December 31, 2024

Issuer Credit Obligation	Book/Adjusted Carrying Value	Estimated Fair Value	Book/Adjusted Carrying Value	Estimated Fair Value

Due in one year or less	$6,164	$6,163	$15,041	$14,810

Due after one year through five years	35,671	34,965	39,610	38,266

Due after five years through ten years	42,896	42,171	34,832	32,823

Due after ten years through twenty years	51,784	46,811	47,302	41,088

Due after twenty years	44,557	36,551	36,802	28,699

Subtotal of ICO	$181,072	$166,661	$173,587	$155,686

Asset-Backed Securities

Due in one year or less	$391	$433	$553	$550

Due after one year through five years	2,131	2,190	2,011	1,987

Due after five years through ten years	2,882	2,873	2,822	2,747

Due after ten years through twenty years	15,982	15,664	15,151	14,371

Due after twenty years	20,415	19,372	19,492	17,839

Subtotal of ABS	$41,801	$40,532	$40,029	$37,494

Total Bonds	$222,873	$207,193	$213,616	$193,180

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31, for issuer credit obligations and asset-backed securities bonds.

	2025	2024

Corporate Bonds	57.2%	62.6%

Other Asset-Backed	7.6%	7.4%

U.S. Government Obligations	7.3%	6.1%

Municipal Bonds - Special Revenue	6.0%	5.9%

Agency commercial mortgage-backed securities / residential mortgage-backed securities	5.0%	7.6%

Non-Agency commercial mortgage-backed securities / residential mortgage-backed securities	4.6%	3.1%

Bank Loans	4.1%	4.7%

Project Finance Bonds	3.7%	—%

Non-U.S. Sovereign Jurisdiction	1.6%	1.5%

Non-Agency collateralized loan obligations/collateralized bond obligations/collateralized debt obligations	1.0%	0.7%

Municipal Bonds - General Obligations	0.8%	0.3%

Other	1.1%	0.1%

Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in millions):

	2025		2024

NAIC 1 and 2	$203,129	91.1%	$191,933	89.8%

NAIC 3 through 6	19,744	8.9	21,683	10.2

Total	$222,873	100.0%	$213,616	100.0%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-91

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Asset-backed Securities: The near-term prepayment assumptions for asset-backed securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2025 and 2024, the Company recognized OTTI on asset-backed securities of $118 million and $115 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2025	2024

Carrying amount of bonds and stocks denominated in foreign currency	$8,902	$6,646

Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$1,232	$1,097

Note 4 – Mortgage Loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2025	2024

Commercial loans	$31,937	$33,005

Mezzanine loans	859	1,506

Residential loans	3,896	3,694

Total	$36,692	$38,205

The maximum and minimum lending rates for mortgage loans originated or purchased during 2025 and 2024 are as follows:

	2025		2024
Loan Type	Maximum	Minimum	Maximum	Minimum

Commercial loans	7.75%	3.50%	12.00%	3.95%

Mezzanine loans	N/A	N/A	12.58%	12.58%

Residential loans	7.63%	4.50%	N/A	N/A

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed, or purchase money mortgages, originated or purchased during 2025 and 2024 are as follows:

	Maximum LTV
Loan Type	2025	2024

Commercial loans	76.2%	113.6%

Mezzanine loans	N/A	52.1%

Residential loans	80.0%	N/A

There were no mezzanine mortgage loans originated or purchased during 2025. There were no residential mortgage loans originated or purchased during 2024.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2025 and 2024 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

B-92	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The following table provides the recorded investment on impaired loans with or without an allowance for credit losses and impaired loans subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan as of December 31, (in millions):

	Mortgage Loans
	2025	2024	2023

With allowance for credit losses - Commercial	$229	$677	$941

With allowance for credit losses - Residential	—	—	—

No allowance for credit losses - Commercial	692	490	619

No allowance for credit losses - Residential	—	—	—

Total	$921	$1,167	$1,560

Subject to a participant or co-lender mortgage loan agreement for which the Company is restricted from unilaterally foreclosing on the mortgage loan	$180	$124	$221

The following table provides information for investment in impaired loans for the years ended December 31, (in millions):

	Commercial
	2025	2024	2023

Average recorded investment	$921	$1,167	$1,560

Interest income recognized	$37	$48	$71

Recorded investments on nonaccrual status	$836	$1,095	$360

Amount of interest income recognized using a cash-basis method of accounting	$—	$—	$—

Credit Quality

For commercial and mezzanine mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio, and delinquency. LTV ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in commercial and mezzanine mortgage loans at December 31, are as follows (in millions):

	Recorded Investment - Commercial and Mezzanine
	Loan-to-value Ratios
2025	> 70%	< 70%	Total	% of Total
Debt service coverage ratios:

Greater than 1.20x	$9,031	$18,671	$27,702	84.0%

Less than 1.20x	3,093	1,673	4,766	14.5%

Construction	222	275	497	1.5%

Total	$12,346	$20,619	$32,965	100%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-93

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

	Recorded Investment - Commercial and Mezzanine
	Loan-to-value Ratios
2024	> 70%	< 70%	Total	% of Total
Debt service coverage ratios:

Greater than 1.20x	$10,139	$18,131	$28,270	81.4%

Less than 1.20x	3,885	2,066	5,951	17.1%

Construction	—	531	531	1.5%

Total	$14,024	$20,728	$34,752	100.0%

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in residential mortgage loans at December 31, are as follows (in millions):

	2025		2024
Residential	Recorded Investment	% of total	Recorded Investment	% of total

Credit quality indicators:

Performing	$3,902	99.6%	$3,704	99.7%

Nonperforming	15	0.4%	10	0.3%

Total	$3,917	100.0%	$3,714	100.0%

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans and identification of mortgage loans in which the Company is a participant or co-lender in a mortgage loan agreement as of December 31, (in millions):

	Residential		Commercial
2025	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded investment

Current	$—	$3,882	$—	$32,102	$720	$36,704

30-59 days past due	$—	$19	$—	$—	$47	$66

60-89 days past due	$—	$1	$—	$—	$—	$1

90-179 days past due	$—	$5	$—	$—	$—	$5

180+ days past due	$—	$10	$—	$—	$96	$106

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$4,046	$862	$4,908

	Residential		Commercial
2024	Insured	All Other	Insured	All Other	Mezzanine	Total
Recorded investment

Current	$—	$3,682	$—	$33,155	$1,447	$38,284

30-59 days past due	$—	$18	$—	$—	$—	$18

60-89 days past due	$—	$4	$—	$—	$—	$4

90-179 days past due	$—	$5	$—	$64	$—	$69

180+ days past due	$—	$4	$—	$—	$86	$90

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$4,024	$1,533	$5,557

B-94	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31:

	2025	2024
Mortgage Loans by Property Type (Commercial & Residential):	% of Total	% of Total

Apartments	27.3%	26.3%

Office buildings	20.9	22.3

Industrial buildings	17.0	15.2

Shopping centers	12.7	14.6

Other - commercial	11.5	11.9

Residential	10.6	9.7

Total	100.0%	100.0%

	2025		2024
	% of Total		% of Total
Mortgage Loans by Geographic Distribution:	Commercial	Residential	Commercial	Residential

Pacific	19.2%	44.2%	21.0%	44.2%

South Atlantic	16.5	15.4	16.2	16.1

Middle Atlantic	16.9	8.2	17.8	8.5

South Central	8.5	10.3	9.9	10.6

North Central	10.8	5.2	9.0	5.3

New England	7.7	3.2	7.8	2.7

Mountain	2.5	13.5	2.2	12.6

Other	17.9	—	16.1	—

Total	100.0%	100.0%	100.0%	100.0%

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2025	2024
	Carrying Value	Carrying Value

Due in one year or less	$5,304	$4,187

Due after one year through five years	18,387	20,702

Due after five years through ten years	8,768	8,603

Due after ten years	4,233	4,713

Total	$36,692	$38,205

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed.

There were no amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates for the years ended December 31, 2025 or 2024.

Note 5 – Real Estate

At December 31, 2025 and 2024, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There were $328 million of third party mortgage encumbrances as of December 31, 2025, and $439 million for December 31, 2024.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-95

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	2025	2024
Directly Owned Real Estate by Property Type:	% of Total	% of Total

Industrial buildings	54.1%	53.7%

Office buildings	22.3	22.3

Apartments	15.2	15.8

Retail	4.7	4.5

Mixed-use projects	2.1	2.1

Farmland (Vineyard)	1.3	1.3

Land under development	0.3	0.3

Total	100.0%	100.0%

	2025	2024
Directly Owned Real Estate by Geographic Region:	% of Total	% of Total

Pacific	30.3%	31.1%

South Atlantic	20.6	22.5

Mountain	16.7	16.6

South Central	11.8	10.7

Middle Atlantic	9.8	9.7

North Central	10.8	9.4

Total	100.0%	100.0%

Note 6 - Subsidiary, controlled and affiliated entities

The Company holds interests in SCA entities which are reported as “Common stock” or “Other invested assets”. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2025	2024

Net carrying value of the SCA entities

Reported as common stock	$216	$183

Reported as other invested assets	27,674	27,749

Total net carrying value	$27,890	$27,932

As of December 31, 2025 and 2024, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any material investments in foreign insurance subsidiaries. The Company did not have any significant investments in non-insurance SCA entities reported as common stocks as of December 31, 2025 and 2024.

As of December 31, 2025 and 2024, the Company held $266 million and $155 million in bonds of affiliates, respectively.

As of December 31, 2025 and 2024, the net amount due to SCA entities was $367 million and $528 million, respectively. The net amounts are generally settled on a daily or monthly basis. These balances are reported in “Other assets” and “Other liabilities.” The Company has a subsidiary deposit program which allows certain subsidiaries the ability to deposit excess cash with the Company and earn daily interest. The deposits from this program are included in the net amount due to SCA entities and were $801 million and $646 million as of December 31, 2025 and 2024, respectively.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97, Investments in Subsidiary, Controlled and Affiliated Entities. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies by excluding immaterial assets that are not audited. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to

B-96	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements. The Company’s carrying value in these downstream non-insurance holding companies is $9,223 million and $9,161 million as of December 31, 2025 and 2024, respectively. Significant holdings as of December 31, are as follows (in millions):

	2025	2024

Subsidiary	Carrying Value	Carrying Value

TIAA Global Ag Holdco LLC	$1,106	$1,030

T-C Europe LP	1,094	962

Demeter Agricultural Properties, LLC	512	437

ND Properties LLC	413	377

TGA APAC Fund Holdings LLC	406	381

Occator Agricultural Properties, LLC	389	425

TIAA Super Regional Mall Member Sub LLC	358	365

TGA European RE Holdings I LLC	347	384

NGFF Holdco, LLC	291	302

NGTF Holdco LLC	275	292

TIAA Infrastructure Investments, LLC	263	242

T-C Lux Fund Holdings LLC	249	225

730 Digital Infra LLC	247	130

TGA European RE Holdings III LLC	224	—

TGA MKP Member LLC	192	200

TGA Sparrow Investor LLC	186	201

T-C Waterford Blue Lagoon LLC	168	175

T-C MV Member LLC	163	185

TEFF Holdco LLC	146	98

T-C UK RE Holdings III LLC	145	140

TIAA NBS LLC	142	136

730 Data Centers, LLC	141	226

TGA JL MCF II Investor Member LLC	122	130

T-C MV Member II LLC	118	153

TIAA GCREIT Holdings LLC	114	185

T-C SV Member LLC	114	105

TGA Sparrow II Investor LLC	110	116

TIAA GTR Holdco LLC	96	117

TGA SS Self Storage Portfolio Inv Mbr LLC	86	108

TGA Peaceable Investor Member LLC	60	70

Other	946	1,264

Total	$9,223	$9,161

Note 7 - Other Invested Assets

As of December 31, 2025 and 2024, the components of the Company’s carrying value in “Other invested assets” are (in millions):

	2025	2024
Affiliated other invested assets	$27,674	$27,749

Unaffiliated other invested assets	15,748	15,212

Receivables for securities, derivative collateral and line of credit	241	515

Total other invested assets	$43,663	$43,476

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-97

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

As of December 31, 2025 and 2024, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2025	2024
Real estate and mortgage loans	$10,110	$10,592

Operating subsidiaries and affiliates	6,165	6,257

Investment subsidiaries	4,599	4,274

Agriculture and timber	5,286	4,973

Energy and infrastructure	1,514	1,653

Total affiliated other invested assets	$27,674	$27,749

Of the $6,165 million and $6,257 million of operating subsidiaries and affiliates as of December 31, 2025 and 2024, $5,789 million and $5,917 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively.

As of December 31, 2025 and 2024, unaffiliated other invested assets consist primarily of joint ventures.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for “Other invested assets” for which the carrying value is not expected to be recovered:

	2025	2024	2023
Operating Subsidiaries	$1,198	$1,150	$1,013

All Other	1,117	219	166

Total	$2,315	$1,369	$1,179

The following table presents the carrying value for “Other invested assets” denominated in foreign currency for the years ended December 31, (in millions):

	2025	2024
Other invested assets denominated in foreign currency	$1,592	$1,190

Note 8 - Investments Commitments

The outstanding obligation for future investments at December 31, 2025, is shown below by asset category (in millions):

	2026	In later years	Total Commitments
Bonds	$1,480	$2,695	$4,175

Mortgage loans	509	—	509

Real estate	5	1	6

Other invested assets	2,675	9,130	11,805

Total	$4,669	$11,826	$16,495

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers and the funding of real estate and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other invested assets, primarily fund investments, there are scheduled capital calls that extend into future years.

B-98	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Note 9 – Investment Income and Capital Gains and Losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2025	2024	2023
Bonds	$10,245	$9,959	$9,500

Stocks	333	279	141

Mortgage loans	1,738	1,773	1,759

Real estate	472	499	492

Derivatives	280	297	299

Other invested assets	2,535	2,202	2,292

Cash, cash equivalents and short-term investments	61	87	78

Contract loans	19	3	3

Total gross investment income	15,683	15,099	14,564

Less investment expenses	(1,222)	(1,376)	(1,359)

Net investment income before amortization of IMR	14,461	13,723	13,205

Plus amortization of IMR	151	208	435

Net investment income	$14,612	$13,931	$13,640

The gross, nonadmitted and admitted amounts for interest income due and accrued for the years ended December 31, are as follows (in millions):

	2025	2024
Gross	$2,288	$2,128

Nonadmitted	—	—

Total admitted interest income due and accrued	$2,288	$2,128

The cumulative amounts of paid-in-kind (“PIK”) interest included in the current principal balance for the years ended December 31, are as follows (in millions):

	2025	2024

Cumulative amounts of PIK interest included in the current principal balance	$1,520	$1,582

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31, are as follows (in millions):

	2025	2024	2023
Bonds	$(373)	$(615)	$(479)

Stocks	39	(33)	(718)

Mortgage loans	(269)	(722)	(402)

Real estate	49	98	60

Derivatives	(152)	(108)	(43)

Other invested assets	(2,065)	(1,582)	(1,249)

Cash, cash equivalents and short-term investments	66	23	86

Total before capital gains taxes and transfers to IMR	(2,705)	(2,939)	(2,745)

Transfers to IMR	195	262	1,047

Capital gain/loss tax benefit (expense)	—	—	8

Net realized capital losses less capital gains taxes, after transfers to IMR	$(2,510)	$(2,677)	$(1,690)

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-99

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2025	2024	2023
Other-than-temporary impairments:

Bonds	$266	$505	$214

Stocks	104	45	57

Mortgage loans	202	702	364

Real estate	8	68	100

Other invested assets	2,315	1,369	1,179

Total	$2,895	$2,689	$1,914

Information related to the sales of long-term bonds are as follows for the years ended December 31, (in millions):

Sales of long term bonds (ICO)	2025	2024	2023
Proceeds from sales	$7,161	$5,904	$9,977

Gross gains on sales	63	90	117

Gross losses on sales	201	159	279

Sales of long term bonds (ABS)	2025	2024	2023
Proceeds from sales	$1,549	$559	$3,698

Gross gains on sales	16	1	80

Gross losses on sales	19	21	104

The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. In accordance with the Company’s valuation and impairment process, the investments which are deemed held for sale will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 10 – Disclosures about Fair Value of Financial Instruments

Fair Value of Financial Instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100R, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values

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TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

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determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1 – Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2 – Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 – Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Net Asset Value (“NAV”) practical expedient - TIAA has elected the NAV practical expedient for certain investments held by its separate account. These investments are excluded from the valuation hierarchy, as these investments are fair valued using their net asset value as a practical expedient since market quotations or values from independent pricing services are not readily available. The separate account assets that have elected the NAV practical expedient represent investments in limited partnerships and limited liability companies that invest in real estate properties. The fair value, determined by the NAV practical expedient, of these assets were  $840 million and  $740 million for the years ended December 31, 2025 and 2024, respectively, and total unfunded commitments were  $165 million and  $232 million for the years ended December 31, 2025 and 2024, respectively. For these investments, redemptions are prohibited prior to liquidation.

The following table provides information about the aggregate fair value of the Company’s financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV, at December 31, 2025 (in millions):

	Aggregate Fair Value	Statement Value	Level 1	Level 2		Level 3	NAV
Assets:

Bonds:

Issuer Credit Obligations	$166,661	$181,072	$—	$166,205		$456	$—

Asset-Backed Securities	40,532	41,801	—	40,009		523	—

Total Bonds	207,193	222,873	—	206,214		979	—

Common stock(1)	3,704	3,704	3,168	97		439	—

Preferred stock	877	908	—	829		48	—

Mortgage loans	33,869	36,692	—	—		33,869	—

Derivatives	79	1,448	—	(947	)#	1,026	—

Other invested assets(1)	581	527	—	581		—	—

Contract loans	362	362	—	—		362	—

Separate account assets	58,101	58,134	30,044	5,147		22,070	840

Cash, cash equivalents & short term investments	519	520	90	427		2	—

Total	$305,285	$325,168	$33,302	$212,348		$58,795	$840

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-101

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NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

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	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3		NAV
Liabilities:

Deposit-type contracts	$19,023	$19,023	$—	$—	$19,023		$—

FHLB debt	110	110	—	—	110		—

Separate account liabilities	57,002	57,002	—	—	57,002		—

Derivatives	703	831	—	734	(31	)*	—

Total	$76,838	$76,966	$—	$734	$76,104		$—

(1)	Excludes investments accounted for under the equity method.
#	The negative amount in the asset table represents the negative fair value of effective asset swaps, bond forwards, certain effective cross currency swaps and replications.
*

The negative amount in the liabilities table represents the positive market value of certain effective cross currency swaps and Tranched Credit Default Index Replications that were traded at a discount.

The following table provides information about the aggregate fair value of the Company’s financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, 2024 (in millions):

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV
Assets:

Issuer Credit Obligations	$155,686	$173,587	$—	$154,896	$790	$—

Asset-Backed Securities	37,494	40,029	—	36,890	604	—

Total Bonds	193,180	213,616	—	191,786	1,394	—

Common stock(1)	2,178	2,178	1,553	139	486	—

Preferred stock	1,024	1,054	53	910	61	—

Mortgage loans	34,053	38,205	—	—	34,053	—

Derivatives	930	1,929	—	54	876	—

Other invested assets(1)	229	216	—	229	—	—

Contract loans	433	433	—	—	433	—

Separate account assets	53,154	53,294	26,679	4,162	21,573	740

Cash, cash equivalents & short term investments	3,543	3,541	310	3,219	14	—

Total	$288,724	$314,466	$28,595	$200,499	$58,890	$740

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	NAV
Liabilities:

Deposit-type contracts	$18,288	$18,288	$—	$—	$18,288	$—

FHLB debt	100	100	—	—	100	—

Separate account liabilities	52,231	52,231	—	—	52,231	—

Derivatives	(28)	98	—	47	(75)*	—

Total	$70,591	$70,717	$—	$47	$70,544	$—

(1)	Excludes investments accounted for under the equity method.

*The negative amount in the liabilities table represents the positive market value of the Tranched Credit Default Index Replications that were traded at a discount.

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2025 and 2024. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

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TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

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Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock, preferred stock, and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts. Bond ETFs are classified as common stock and are valued using quoted market prices.

Cash included in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for asset-backed securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, interest rate swaps, credit default swaps, bond forwards, total return swaps and swaptions. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Other invested assets in Level 2 include surplus notes and debt securities that do no qualify as bonds within other invested assets that are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. Additionally, for residual tranches or interests, valuation may be based on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Separate account assets in Level 2 consist principally of short-term government agency notes and corporate bonds that are valued principally by third party pricing services using market observable inputs.

Cash equivalents, short term investments and common stock included in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for issuer credit obligations, asset-backed securities, debt securities that do not qualify as bonds within other invested assets, and short-term investments included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

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Estimated fair value for privately traded common equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment. Included in Level 3 common stock is the Company’s holdings in the Federal Home Loan Bank of New York (“FHLBNY”) stock as described in Note 18 -FHLBNY Membership and Borrowings. As prescribed in the FHLBNY’s capital plan, the par value of the capital stock is  $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLBNY’s stock, these securities have been classified as Level 3.

Preferred shares are valued using valuation and discounted cash flow models that require a substantial level of judgment.

Mortgage loans are valued using discounted cash flow models that utilize inputs which include loan and market interest rates, credit spreads, the nature and quality of underlying collateral and the remaining term of the loans.

Derivatives assets classified as Level 3 represent structured financial instruments that rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be corroborated by observable market data. Significant inputs that are unobservable generally include references to inputs outside the observable portion of credit curves or other relevant market measures. These unobservable inputs require significant management judgment or assumptions. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which is determined to be its fair value, and are classified as Level 3.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent NAV of the partnership.

Separate account liabilities are accounted for at fair value, except the TIAA Stable Value separate account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

FHLB debt provides additional liquidity to the Company to support general business operations. FHLB debt held by the Company is generally comprised of short term advances and is reflected as borrowed money within the Company’s financial statements. Borrowings outstanding at December 31, 2025 and 2024, had maturity dates less than three business days from the reporting date. Accordingly, the fair value of the debt is valued using the par value, which approximates fair value.

Deposit-type contracts include FHLB funding agreements, funding agreements issued directly to states, and other deposit-type contracts. FHLB funding agreements are used in an investment spread capacity and are valued using the par value, which approximates fair value. Funding agreements issued directly to states and other deposit-type contracts are valued based on the accumulated account value, which approximates fair value. All deposit-type contracts are classified as Level 3.

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TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

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Assets and Liabilities Measured and Reported at Fair Value

The following table provides information about the aggregate fair value for financial instruments measured and reported at fair value and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, (in millions):

	2025

	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:

Bonds

Issuer Credit Obligation	$—	$1,194	$—	$—	$1,194

Asset-Backed Securities	—	350	3	—	353

Total bonds	$—	$1,544	$3	$—	$1,547

Common stock

Industrial and miscellaneous	$3,169	$97	$439	$—	$3,705

Total common stocks	$3,169	$97	$439	$—	$3,705

Preferred stock	$—	$768	$48	$—	$816

Total preferred stocks	$—	$768	$48	$—	$816

Derivatives

Foreign exchange contracts	$—	$233	$—	$—	$233

Credit default swaps	—	—	—	—	—

Total derivatives	$—	$233	$—	$—	$233

Separate accounts assets	$30,006	$1,813	$22,070	$840	$54,729

Total assets at fair value	$33,175	$4,455	$22,560	$840	$61,030

Liabilities at fair value:

Derivatives

Interest rate contracts	$—	$3	$—	$—	$3

Foreign exchange contracts	—	437	—	—	437

Total liabilities at fair value	$—	$440	$—	$—	$440

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-105

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	2024

	Level 1	Level 2	Level 3	NAV	Total
Assets at fair value:

Bonds

Issuer Credit Obligation	$—	$1,079	$—	$—	$1,079

Asset-Backed Securities	—	637	—	—	637

Total bonds	$—	$1,716	$—	$—	$1,716

Common stock

Industrial and miscellaneous	$1,553	$139	$486	$—	$2,178

Total common stocks	$1,553	$139	$486	$—	$2,178

Preferred stock	$52	$848	$61	$—	$961

Total preferred stocks	$52	$848	$61	$—	$961

Derivatives

Foreign exchange contracts	$—	$779	$—	$—	$779

Total derivatives	$—	$779	$—	$—	$779

Separate accounts assets	$26,654	$1,241	$21,573	$740	$50,208

Total assets at fair value	$28,259	$4,723	$22,120	$740	$55,842

Liabilities at fair value:

Derivatives

Interest rate contracts	$—	$5	$—	$—	$5

Foreign exchange contracts	—	34	—	—	34

Total liabilities at fair value	$—	$39	$—	$—	$39

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2025 (in millions):

	Balance at 1/1/2025	Transfers into Level 3		Transfers out of Level 3		Total gains & (losses) included in Net Income	Total gains & (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2025
Issuer Credit Obligations	$—	$7	a	$(3	) b	(3)	$(1)	$—	$—	$—	$—	$—

Asset- Backed Securities	—	4	a	—		—	—	—	—		(1)	3

Common stock	486	—		(9	) b	34	(31)	1,191	—	(1,232)	—	439

Preferred stock	61	—		—		2	(12)	—	—	(3)	—	48

Separate account assets	21,573	—		—		97	37	1,717	—	(943)	(411)	22,070

Total	$22,120	$11		$(12)		$130	$(7)	$2,908	$—	$(2,178)	$(412)	$22,560

(a)	The Company transferred bonds into Level 3 that were measured and reported at fair value.
(b)	The Company transferred bonds and common stocks into Level 3 that were measured and reported at fair value.

B-106	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2024 (in millions):

	Beginning Balance at 1/1/2024	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2024
Issuer Credit Obligations	$—	$—		$—	$(4)	$3	$—	$1	$—	$—	$—

Common stock	505	—		—	26	(25)	2,210	—	(2,230)	—	486

Preferred stock	74	9	a	—	(7)	(4)	—	—	(11)	—	61

Separate account assets	24,290	—		—	(356)	(1,394)	774	—	(1,679)	(62)	21,573

Total	$24,869	$9		$—	$(341)	$(1,420)	$2,984	$1	$(3,920)	$(62)	$22,120

(a)	The Company transferred Preferred stock into Level 3 that is measured and reported at fair value.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-107

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Quantitative Information Regarding Level 3 Fair Value Measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2025 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

ABS

Residential mortgage-backed securities (“RMBS”)	$3	Discounted cash Flow	Discount rate	6.3%	6.3%

Equity securities:

Common stock	$439	Market comparable	Earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiple	6.50x-14.00x	9.93x
		Equity method	Company Financials	1.0x	1.0x

		Market comparable	Revenue Multiple	8.4x	8.4x

Preferred stock	$48	Market comparable	EBITDA multiple	13.5x	13.5x

		Market comparable	Price-to-book multiple	2.5x	2.5x

		Market comparable	Market Yield	12.6%	12.6%

Separate account assets:

Real estate properties and real estate joint ventures	$20,760

Office properties		Income approach -	Discount rate	6.8% - 11.0%	8.5%
		discounted cash flow	Terminal capitalization rate	5.5% - 10.3%	6.9%

		Income approach - direct capitalization	Overall capitalization rate	5.0% - 12.5%	6.9%

Industrial properties		Income approach -	Discount rate	6.5% - 8.1%	7.2%
		discounted cash flow	Terminal capitalization rate	5.2% - 6.8%	5.6%

		Income approach - direct capitalization	Overall capitalization rate	3.8% - 6.3%	5.2%

Residential properties		Income approach -	Discount rate	6.5% - 9.3%	7.0%
		discounted cash flow	Terminal capitalization rate	5.0% - 7.8%	5.5%

		Income approach - direct capitalization	Overall capitalization rate	4.8% - 7.0%	5.0%

Retail properties		Income approach -	Discount rate	6.5% - 12.0%	7.4%
		discounted cash flow	Terminal capitalization rate	5.5% - 9.5%	6.3%

		Income approach - direct capitalization	Overall capitalization rate	5.0% - 9.0%	6.0%

Hotel properties		Income approach -	Discount rate	10.0%	10.0%
		discounted cash flow	Terminal capitalization rate	8.0%	8.0%

		Income approach -	Overall capitalization rate	7.8%	7.8%
		direct capitalization

Land		Sales Comparison Approach	Price per projected unit	$55-$140	$101

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Separate account real estate assets include the values of the related mortgage loans payable in the table below at December 31, 2025 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average
Mortgage loans payable	$(830)

Office properties		Discounted cash flow	Loan-to-value ratio	42.4% - 80%	71.4%
			Equivalency rate	5.8% - 6.7%	6.5%

			Loan-to-value ratio	42.4% - 80%	71.4%

		Net present value	Weighted average cost of	1.1x - 1.9x	1.7x
			capital risk premium
			multiple

Industrial properties		Discounted cash flow	Loan-to-value ratio	30.3% - 40.6%	35.1%
			Equivalency rate	5.4% - 5.9%	5.6%
			Loan-to-value ratio	30.3% - 40.6%	35.1%

		Net present value	Weighted average cost of	1.1x - 1.1x	1.1x
			capital risk premium
			multiple

Residential properties		Discounted cash flow	Loan-to-value ratio	44.8% - 72.8%	56.3%
			Equivalency rate	4.7% - 6%	5.2%
			Loan-to-value ratio	44.8% - 72.8%	56.3%

		Net present value	Weighted average cost of	1.2x - 1.5x	1.3x
			capital risk premium
			multiple

Retail properties		Discounted cash flow	Loan-to-value ratio	48.7% - 75.4%	53.9%
			Equivalency rate	5.5% - 7.3%	6.3%
			Loan-to-value ratio	48.7% - 75.4%	53.9%

		Net present value	Weighted average cost of	1.2x - 1.6x	1.3x
			capital risk premium
			multiple

Separate account real estate assets include the values of the related loan receivable in the table below at December 31, 2025 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Loan receivable	$1,067

Office properties		Discounted cash flow	Loan-to-value ratio	55.0% - 73.3%	63.6%
			Equivalency rate	6.2% - 9.3%	6.7%

Industrial properties		Discounted cash flow	Loan-to-value ratio	51.6% - 68.8%	55.9%
			Equivalency rate	5.3% - 8.3%	6.0%

Residential properties		Discounted cash flow	Loan-to-value ratio	58.3% - 61.7%	60.6%
			Equivalency rate	7.0% - 8.3%	7.4%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-109

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NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

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Separate account real estate assets include the values of the real estate operating business in the table below at December 31, 2025 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Real estate operating business	$1,073

		Discounted cash flow	Discount rate	13.0%	13.0%
			Terminal growth rate	11.4%	11.4%

		Market approach	EBITDA multiple	30.3x	30.3x
			Terminal EBITDA Multiple	20.0x	20.0x

Additional Qualitative Information on Fair Valuation Process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The valuation teams are responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

The valuation teams (1) compare price changes between periods to current market conditions, (2) compare trade prices of securities to fair value estimates, (3) compare prices from multiple pricing sources, and (4) perform ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. The valuation teams determine if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparables, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in the TIAA Real Estate Account (“REA”), each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the REA’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the REA.

Mortgage loans payable are valued internally by the valuation teams, and reviewed by the REA’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the valuation teams, and reviewed by the REA’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily NAV until the next valuation review.

B-110	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Note 11 – Restricted Assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (in millions):

						2025
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Nonadmitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$2,474	$—	$4	$—	$2,478	$1,375	$1,103	$—	$2,478	0.64%	0.65%

Subject to reverse repurchase agreements	23	—	265	—	288	—	288	—	288	0.07%	0.08%

FHLB capital stock	375	—	—	—	375	373	2	—	375	0.10%	0.10%

On deposit with states	19	—	—	—	19	19	—	—	19	—%	—%

Pledged as collateral to FHLB (including assets backing funding agreements)	8,804	—	—	—	8,804	9,108	(304)	—	8,804	2.28%	2.31%

Pledged as collateral not captured in other categories	2,061	—	—	—	2,061	1,186	875	—	2,061	0.53%	0.54%

Other restricted assets	—	—	26	—	26	48	(22)	—	26	0.01%	0.01%

Collateral assets received and on balance sheet	612	—	—	—	612	1,570	(958)	—	612	0.16%	0.16%

Assets held under modco reinsurance agreements	251	—	155	—	406	379	27	—	406	0.11%	0.11%

Total restricted assets	$14,619	$—	$450	$—	$15,069	$14,058	$1,011	$—	$15,069	3.91%	3.96%

						2024
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting Separate Account (S/A) Activity	Total S/A Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Nonadmitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$1,373	$—	$2	$—	$1,375	$652	$723	$—	$1,375	0.37%	0.37%

FHLB capital stock	373	—	—	—	373	367	6	—	373	0.10%	0.10%

On deposit with states	19	—	—	—	19	19	—	—	19	0.01%	—%

Pledged as collateral to FHLB (Including assets backing funding agreements)	9,108	—	—	—	9,108	8,729	379	—	9,108	2.44%	2.48%

Pledged as collateral not captured in other categories	1,186	—	—	—	1,186	231	955	—	1,186	0.32%	0.32%

Other restricted assets	—	—	48	—	48	37	11	—	48	0.01%	0.01%

Collateral assets received and on balance sheet	1,570	—	—	—	1,570	1,039	531	—	1,570	0.42%	0.43%

Assets held under modco reinsurance agreements	246	—	133	—	379	357	22	—	379	0.10%	0.10%

Total restricted assets	$13,875	$—	$183	$—	$14,058	$11,431	$2,627	$—	$14,058	3.77%	3.81%

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-111

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

As of December 31, 2025, there were no reconciling differences between the Restricted Assets footnote and the General Interrogatories. For the prior year ended December 31, 2024, the General Interrogatories category ‘Pledged as collateral not captured in other categories’ included $1,570 million of cash collateral that counterparties pledged to the Company. This amount is separately disclosed in collateral assets received and on balance sheet within the table above.

The pledged as collateral not captured in other categories primarily represents derivative collateral the Company has pledged.

The other restricted assets represents real estate deposits held within separate accounts.

The following tables provide the collateral received and assets held under Modco reinsurance agreements reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (in millions):

	2025
Assets	Book/ Adjusted Carrying Value (“BACV”) Collateral	BACV Modco	Fair Value Collateral	Fair Value Modco	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
General Account:

Cash, Cash Equivalents and Short-Term Investments	$612	$—	$612	$—	0.187%	0.190%

ICO	—	245	—	212	0.075%	0.076%

ABS		4	—	4	0.001%	0.001%

Preferred stocks		2	—	1	0.001%	0.001%

Securities lending collateral assets	2,474	—	2,474	—	0.755%	0.768%

Total Assets	$3,086	$251	$3,086	$217	1.019%	1.036%

Separate Account:

Common stocks	$—	$155	$—	$155	0.267%	0.267%

Securities lending collateral assets	4	—	4	—	0.007%	0.007%

Total Assets	$4	$155	$4	$155	0.274%	0.274%

	2025
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Asset (General Account)	$3,086	1.10%

Recognized Obligation to Return Collateral Asset (Separate Account)	$4	0.01%

Recognized Obligation for Modco assets (General Account)	$251	0.09%

Recognized Obligation for Modco assets (Separate Account)	$155	0.27%

B-112	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

	2024
Assets	BACV	BACV Modco	Fair Value Collateral	Fair Value Modco	% of BACV to Total Assets (Admitted and Nonadmitted)	% of BACV to Total Admitted Assets
General Account:

Cash, Cash Equivalents and Short-Term Investments	$1,570	$10	$1,570	$10	0.51%	0.52%

ICO	—	230	—	188	—%	—%

ABS		4	—	4	—%	—%

Preferred Stocks		2	—	1	—%	—%

Securities lending collateral assets	1,373	—	1,373	—	0.45%	0.46%

Total Assets	$2,943	$246	$2,943	$203	0.96%	0.98%

Separate Account:

Common stocks	$—	$133	$—	$133	0.25%	0.25%

Securities lending collateral assets	2	—	2	—	—%	—%

Total Assets	$2	$133	$2	$133	0.25%	0.25%

	2024
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Assets (General Account)	$2,943	1.13%

Recognized Obligation to Return Collateral Asset (Separate Account)	$2	—%

Recognized Obligation for Modco assets (General Account)	$246	0.09%

Recognized Obligation for Modco assets (Separate Account)	$133	0.26%

For the years ended December 31, 2025 and 2024, no investments held under Modco reinsurance agreements were related to or affiliated with the reinsurer.

None of the assets held as collateral or under Modco reinsurance agreements were pledged for another purpose.

The Company receives primarily cash collateral for derivatives. The Company reinvests the cash collateral or uses the cash for general corporate purposes.

Note 12 – Derivative Financial Instruments

The Company uses derivative instruments for economic hedging and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. The Company does not enter into derivative financial instruments with financing premiums.

Counterparty and Credit Risk: Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis.

The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to OTC transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with a majority of the Company’s derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-113

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. Due to the level of material swap exposure, the Company also entered Uncleared Margin Rules (“UMR”) agreements with certain non-clearinghouse counterparties to adhere to Initial Margin (“IM”) obligations for uncleared swap transactions. As of December 31, 2025 and 2024, counterparties pledged the following cash and initial margins to the Company (in millions):

	December 31,
	2025	2024

Cash collateral and margin	$612	$1,570

Securities collateral and margin	$548	$398

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2025 and 2024, the Company pledged the following collateral and initial margins to its counterparties (in millions):

	December 31,
	2025	2024

Cash collateral and margin	$5	$5

Securities collateral and margin	$1,990	$1,113

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value and accrued interest receivable of all derivative contracts which, as of December 31, 2025 and 2024, were $1,605 million and $2,066 million, respectively.

Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2025 and 2024 were $1,125 million and $235 million, respectively, for which the Company posted collateral of $1,235 million and $244 million, respectively, through the normal course of business.

Derivative Types: The Company utilizes the following types of derivative financial instruments and strategies within its portfolio:

Interest Rate Swap Contracts: The Company enters into interest rate swap contracts to economically hedge against the effect of interest rate fluctuations on certain variable interest rate bonds and other commitments. The Company also uses interest rate swap contracts in certain replication synthetic asset transactions. (“RSAT”). RSATs are derivative transactions (the derivative component) established concurrently with other investments (the cash component) in order to “replicate” the investment characteristics of another permissible instrument (the reference entity). The Company does not apply hedge accounting for these derivatives instruments.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts and forward foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. The Company applies hedge accounting to certain of these derivatives instruments and fair value accounting to the majority of these derivatives instruments.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. The Company does not apply hedge accounting for these derivatives instruments.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps to hedge against unexpected credit events on selective investments held in the Company’s investment portfolio. The Company pays a periodic fee in

B-114	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

exchange for the right to put the underlying investment back to the counterparty at par upon a credit event by the underlying referenced issuer. Credit events are typically defined as bankruptcy, failure to pay, or certain types of restructuring. The Company does not apply hedge accounting for these derivatives instruments.

Written Credit Default Swaps used in Replication Transactions: Credit default swaps are used by the Company in conjunction with long-term bonds as RSAT. The Company sells credit default swaps on single name corporate or sovereign credits, credit indices, or credit index tranches and provides credit default protection to the buyer. Events or circumstances that would require the Company to perform under a written credit default swap may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, debt restructuring, or default. The Company does not apply hedge accounting for these derivatives instruments.

Asset Swap Contracts: The Company enters into asset swap contracts to hedge against inflation risk associated with its TIPS. The Company also uses asset swap contracts in certain RSATs. For hedges of its TIPS, the Company pays all cash flows received from the TIPS security to the counterparty in exchange for fixed interest rate coupon payments. The Company applies hedge accounting for asset swaps used in hedging transactions, and does not apply hedge accounting for asset swaps used in RSATs.

Total Return Swap Contracts: The Company enters into total return swap contracts in conjunction with long-term bonds as part of its RSAT strategy. The Company does not apply hedge accounting for these derivatives instruments.

Bond Forward Contracts: The Company enters into forward bond contracts to purchase an identified bond at a specified price on a future date to economically hedge against the effect of interest rate fluctuations. The Company applies hedge accounting for these derivative instruments. The Company also uses bond forward contracts as part of its RSAT strategy. The Company does not apply hedge accounting for these derivatives instruments.

Swaption Contracts: The Company enters into swaption contracts as part of its RSAT strategy. The purchased swaption provides the Company with the option, but not the obligation, to enter into the interest rate swap agreement at predetermined terms. The written swaption grants the counterparty the right, but not the obligation, to enter into the interest rate swap at the predetermined terms. The swaption contracts help manage duration risk and provide flexibility in the Company’s asset-liability management program. The Company does not apply hedge accounting for these derivative instruments.

The table below illustrates the change in net unrealized capital gains and losses and realized capital gains and losses from derivative instruments. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes (in millions):

	December 31, 2025		December 31, 2024		December 31, 2023
	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)
Qualifying hedge relationships

Foreign currency swap	$(519)	$23	$246	$2	$(101)	$(3)

Total qualifying hedge relationships	$(519)	$23	$246	$2	$(101)	$(3)

Non-qualifying hedge relationships

Foreign currency swaps	$(495)	$10	$195	$(7)	$(417)	$85

Foreign currency forwards	(459)	(136)	444	2	(147)	28

Interest rate swaps	3	—	(1)	—	86	(172)

Total non-qualifying hedge relationships	$(951)	$(126)	$638	$(5)	$(478)	$(59)

Derivatives used for other than hedging purposes	$—	$(49)	$—	$(105)	$—	$19

Total derivatives	$(1,470)	$(152)	$884	$(108)	$(579)	$(43)

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-115

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.
2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.
3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an other-than-temporary impairment loss on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss.

The Company enters into replication transactions whereby credit default swaps have been written by the Company on credit indices, credit index tranches, or single name corporate or sovereign credits. Credit index positions represent replications where credit default swaps have been written by the Company on the Dow Jones North American Investment Grade Series of indexes (“DJ.NA.IG”). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. Index positions also represent replications where credit default swaps have been written by the Company on the Dow Jones North American High Yield Series of indexes (“DJ.NA.HY”). Each index is comprised of 100 high yield credits domiciled in North America and represents a broad exposure to the high yield corporate market.

The Company writes contracts on the “Senior” tranche of the Dow Jones North American Investment Grade Index Series, whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The Company also writes contracts on the “Super Mezzanine” and “Super Senior” tranches of the Dow Jones North American High Yield Index Series, whereby the Company is obligated to perform should the default rates of each index fall between 25%-35% and 35%-100%, respectively. The maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts.

Information related to the credit quality of replication positions involving credit default swaps appears below. The values below are listed in order of their NAIC credit designation, with a designation of 1 having the highest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2025			December 31, 2024
				Weighted			Weighted
		CDS	CDS	Average	CDS	CDS	Average
RSAT NAIC		Notional	Estimated	Years to	Notional	Estimated	Years to
Designation	Referenced Credit Obligation	Amount	Fair Value	Maturity	Amount	Fair Value	Maturity

1 Highest quality	Single name credit default swaps	$—	$—	—	$—	$—	—
	Credit default swaps on indices	12,799	1,055	4	12,327	948	4
	Subtotal	12,799	1,055	4	12,327	948	4

2 High quality	Single name credit default swaps	—	—	—	—	—	—
	Credit default swaps on indices	100	2	3	150	3	4
	Subtotal	100	2	3	150	3	4

3 Medium quality	Single name credit default swaps	—	—	—	—	—	—
	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	—	—	—	—	—	—
	Total	$12,899	$1,057	4	$12,477	$951	4

B-116	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The table on the following page illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes.

	Summary of Derivative Positions
	(in millions)
	December 31, 2025			December 31, 2024
		Carrying	Estimated		Carrying	Estimated
	Notional	Value	FV	Notional	Value	FV
Qualifying hedge relationships

Asset swaps

Assets	$1,210	$—	$(267)	$1,210	$—	$(258)

Liabilities	—	—	—	—	—	—

Effective foreign currency swaps

Assets	1,763	178	262	4,634	432	428

Liabilities	4,793	(287)	(176)	556	(22)	(9)

Bond Forwards

Assets	5,000	—	(251)	—	—	—

Liabilities	—	—	—	—	—	—

Total qualifying hedge relationships	$12,766	$(109)	$(432)	$6,400	$410	$161

Non-qualifying hedge relationships

Interest rate swaps

Assets	$—	$—	$—	$—	$—	$—

Liabilities	61	(3)	(3)	116	(5)	(5)

Foreign currency swaps

Assets	2,462	224	224	5,569	488	488

Liabilities	4,131	(259)	(259)	1,140	(33)	(33)

Foreign currency forwards

Assets	254	9	9	6,381	291	291

Liabilities	6,276	(178)	(178)	10	(1)	(1)

Purchased credit default swaps

Assets	—	—	—	—	—	—

Liabilities	10	—	—	—	—	—

Total non-qualifying hedge relationships	$13,194	$(207)	$(207)	$13,216	$740	$740

Derivatives used for other than hedging purposes

Written credit default swaps

Assets	$11,284	$940	$1,026	$8,912	$718	$876

Liabilities	1,615	(7)	31	3,565	(37)	75

Asset swaps and total return swaps

Assets	684	—	(8)	835	—	(7)

Liabilities	—	—	—	—	—	—

Bond Forwards

Assets	14,200	—	(857)	9,175	—	(879)

Liabilities	—	—	—	—	—	—

Interest Rate Swaps

Assets	4,650	—	(123)	50	—	(9)

Liabilities	—	—	—	—	—	—

Swaptions

Assets	$3,000	$97	$64	—	—	—

Liabilities	$3,000	$(97)	$(118)	—	—	—

Total derivatives used for other than hedging purposes	$38,433	$933	$15	$22,537	$681	$56

Total derivatives	$64,393	$617	$(624)	$42,153	$1,831	$957

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-117

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

For the year ended December 31, 2025 and 2024, the average fair value of derivatives used for other than hedging purposes, was $119 million and $452 million.

Note 13 – Separate Accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity. During 2025, REA’s liquid assets have comprised less than 10% of its net assets, primarily due to continued elevated owner withdrawals driven by unfavorable market trends in the U.S. commercial real estate market, with elevated interest rates negatively impacting property values.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

TIAA Separate Account VA-5, formerly known as TIAA-CREF Life Separate Account VA-1, was established on July 27, 1998 under New York Law to fund individual non-qualified variable annuities. VA-5 is registered with the Commission as a unit investment trust under the Investment Company Act of 1940. The assets of this account are carried at market value.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The separate account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

TIAA Separate Account VLI-1, formerly known as TIAA-CREF Life Separate Account VLI-1, is a unit investment trust and was organized on May 23, 2001, and established under New York Law for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the SEC. The assets of this account are carried at market value.

TIAA Separate Account VLI-2, formerly known as TIAA-CREF Life Separate Account VLI-2, is a unit investment trust and was organized on February 15, 2012, and established under New York Law for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the SEC. The assets of this account are carried at market value.

TIAA Separate Account MVA-1, formerly known as TIAA-CREF Life Separate Account MVA-1, was established on July 23, 2008 under New York Law as a non-unitized Separate Account that will support flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at market value. The contract supported by this separate account, TIAA Investment Horizon Annuity, is registered with the SEC.

B-118	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Separate Account VA-1	Variable Annuity	Section 4240 of the New York Insurance Law

TIAA Real Estate Account VA-2	Variable Annuity	Section 4240 of the New York Insurance Law

TIAA Separate Account VA-3	Variable Annuity	Section 4240 of the New York Insurance Law

TIAA Separate Account VA-5	Variable Annuity	Section 4240 of the New York Insurance Law

TIAA Stable Value	Group Deferred Fixed Annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

TIAA Separate Account VLI-1	Variable Life	Section 4240 of the New York Insurance Law

TIAA Separate Account VLI-2	Variable Life	Section 4240 of the New York Insurance Law

TIAA Separate Account MVA-1	Fixed Annuity	Section 4240 of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the General Account.

The Company’s separate account statement includes legally and not legally insulated assets as of December 31 attributed to the following products (in millions):

	2025		2024

	Separate Account Assets		Separate Account Assets

Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TIAA Real Estate Account VA-2	$24,762	$—	$23,656	$—

TIAA Separate Account VA-3	23,266	—	20,447	—

TIAA Separate Account VA-1	1,376	—	1,316	—

TIAA Stable Value	3,405	—	3,086	—

TIAA Separate Account VLI-1	629	—	546	—

TIAA Separate Account VLI-2	366	—	315	—

TIAA Separate Account VA-5	4,301	—	3,900	—

TIAA Separate Account MVA-1	—	28	—	28

Total	$58,105	$28	$53,266	$28

In accordance with the products recorded within the separate accounts, some separate account liabilities are guaranteed by the General Account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the General Account.

The General Account provides the REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the REA cannot fund participant requests, the General Account will fund the requests by purchasing accumulation units (also referred to as “liquidity units”) in the REA. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order. See Note 20 – Contingencies and Guarantees for additional disclosures on purchases of accumulation units in the REA.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-119

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2025

	Non- indexed Guarantee less than/ equal to 4%	Non- indexed Guarantee more than 4%	Non- guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$798	$—	$4,938	$5,736

Reserves

For accounts with assets at:

Fair value	$9	$6	$51,815	$51,830

Amortized cost	3,159	—	—	3,159

Total reserves	$3,168	$6	$51,815	$54,989

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$8	$6	$—	$14

At book value without market value adjustment and with current surrender charge of 5% or less*	3,159	—	—	3,159

At fair value	—	—	51,815	51,815

Not subject to discretionary withdrawal	1	—	—	1

Total reserves	$3,168	$6	$51,815	$54,989

*Withdrawable at book value without adjustment or charge.

	2024

	Non- indexed Guarantee less than/ equal to 4%	Non- indexed Guarantee more than 4%	Non- guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$662	$—	$5,222	$5,884

Reserves

For accounts with assets at:

Fair value	$8	$5	$48,159	$48,172

Amortized cost	2,895	—	—	2,895

Total reserves	$2,903	$5	$48,159	$51,067

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$8	$5	$—	$13

At book value without market value adjustment and with current surrender charge of 5% or less*	2,895	—	—	2,895

At fair value	—	—	48,159	48,159

Not subject to discretionary withdrawal	—	—	—	—

Total reserves	$2,903	$5	$48,159	$51,067

*Withdrawable at book value without adjustment or charge.

B-120	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

	2023

	Non- indexed Guarantee less than/ equal to 4%	Non- indexed Guarantee more than 4%	Non- guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$548	$—	$3,871	$4,419

Reserves

For accounts with assets at:

Fair value	$13	$3	$46,830	$46,846

Amortized cost	2,822	—	—	2,822

Total reserves	$2,835	$3	$46,830	$49,668

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$12	$3	$—	$15

At book value without market value adjustment and with current surrender charge of 5% or less*	2,822	—	—	2,822

At fair value	—		46,830	46,830

Not subject to discretionary withdrawal	1	—	—	1

Total reserves	$2,835	$3	$46,830	$49,668

*Withdrawable at book value without adjustment or charge.

The following is a reconciliation of transfers to (from) the Company to the separate accounts for the years ended December 31, (in millions):

	2025	2024	2023
Transfers reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$6,073	$6,247	$4,713

Transfers from separate accounts	(7,367)	(7,153)	(7,795)

Reconciling adjustments:

Fund transfer exchange gain (loss)	—	—	—

Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$(1,294)	$(906)	$(3,082)

Note 14 – Policy and Contract Reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by NYDFS and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, New York State Regulation 213, and VM-21 and VM-22 as applicable.

Reserves for all life insurance policies are calculated in accordance with New York State Regulation 147.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	December 31, 2025	December 31, 2024

Deferred and payout annuity contracts issued after 2000	$4,469	$4,309

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-121

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves. This analysis reflected the requirements of the NYDFS and the NYDFS Special Considerations Letter, which specifies certain requirements related to reserves and asset adequacy analysis. The Company determined that its reserves are sufficient to meet its obligations for the years ending December 31, 2025 and 2024.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

Withdrawal characteristics of individual annuity reserves, group annuity reserves, and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2025
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

With market value adjustment	$—	$14	$—	$14	—%

At fair value	—	—	27,271	27,271	14.3%

Total with market value adjustment or at fair value	—	14	27,271	27,285	14.3%

At book value without adjustment (minimal or no charge or adjustment)	30,329	—	—	30,329	15.9%

Not subject to discretionary withdrawal	133,228	—	—	133,228	69.8%

Total (direct + assumed)	$163,557	$14	$27,271	$190,842	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$163,557	$14	$27,271	$190,842

	2024
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

With market value adjustment	$—	$14	$—	$14	—%

At fair value	—	—	25,795	25,795	13.6%

Total with market value adjustment or at fair value	—	14	25,795	25,809	13.6%

At book value without adjustment (minimal or no charge or adjustment)	30,125	—	—	30,125	15.9%

Not subject to discretionary withdrawal	133,856	—	—	133,856	70.5%

Total (direct + assumed)	$163,981	$14	$25,795	$189,790	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$163,981	$14	$25,795	$189,790

	2025
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

With market value adjustment	$—	$—	$—	$—	—%

At fair value	—	—	23,462	23,462	22.8%

Total with market value adjustment or at fair value	—	—	23,462	23,462	22.8%

At book value without adjustment (minimal or no charge or adjustment)	45,067	3,151	—	48,218	46.9%

Not subject to discretionary withdrawal	31,178	—	—	31,178	30.3%

Total (direct + assumed)	$76,245	$3,151	$23,462	$102,858	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$76,245	$3,151	$23,462	$102,858

B-122	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

	2024
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

With market value adjustment	$—	$—	$—	$—	—%

At fair value	—	—	21,425	21,425	22.6%

Total with market value adjustment or at fair value	—	—	21,425	21,425	22.6%

At book value without adjustment (minimal or no charge or adjustment)	41,356	2,888	—	44,244	46.6%

Not subject to discretionary withdrawal	29,255	—	—	29,255	30.8%

Total (direct + assumed)	$70,611	$2,888	$21,425	$94,924	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$70,611	$2,888	$21,425	$94,924

	2025
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

With market value adjustment	$—	$—	$—	$—	—%

At fair value	—	—	88	88	0.5%

Total with market value adjustment or at fair value	—	—	88	88	0.5%

At book value without adjustment (minimal or no charge or adjustment)	11,337	7	—	11,344	59.3%

Not subject to discretionary withdrawal	7,687	—	—	7,687	40.2%

Total (direct + assumed)	$19,024	$7	$88	$19,119	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$19,024	$7	$88	$19,119

	2024
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

With market value adjustment	$—	$—	$—	$—	—%

At fair value	—	—	79	79	0.4%

Total with market value adjustment or at fair value	—	—	79	79	0.4%

At book value without adjustment (minimal or no charge or adjustment)	10,682	7	—	10,689	58.2%

Not subject to discretionary withdrawal	7,605	—	—	7,605	41.4%

Total (direct + assumed)	$18,287	$7	$79	$18,373	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$18,287	$7	$79	$18,373

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-123

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in millions):

	2025

	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,025	$2,025	$2,065

Other Permanent Cash Value Life Insurance	315	315	367

Variable Universal Life	363	363	375

Not subject to discretionary withdrawal or no cash values:

Term Policies with Cash Value	—	—	583

Disability - Active Lives	—	—	13

Disability - Disabled Lives	—	—	70

Miscellaneous Reserves	—	—	35

Total (direct + assumed)	$2,703	$2,703	$3,508

Reinsurance Ceded	—	—	406

Total (net)	$2,703	$2,703	$3,102

	2024

	General Account
	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$2,008	$2,008	$2,043

Other Permanent Cash Value Life Insurance	315	315	370

Variable Universal Life	364	363	375

Not subject to discretionary withdrawal or no cash values:

Term Policies with Cash Value	—	—	604

Disability - Active Lives	—	—	14

Disability - Disabled Lives	—	—	73

Miscellaneous Reserves	—	—	38

Total (direct + assumed)	$2,687	$2,686	$3,517

Reinsurance Ceded	—	—	418

Total (net)	$2,687	$2,686	$3,099

Note 15 – Management Agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for certain subsidiaries and affiliates. Under a management agreement, the Company provides administrative services to VA-1. The Company provided administrative services to TIAA, FSB (“the Bank”), a subsidiary of FSB, through July 30, 2023. Additionally, under a General Service and Facilities Agreement with Nuveen, LLC, the Company provides and receives general services at cost inclusive of charges for overhead.

As the common pay-agent, the Company allocated expenses of $2,765 million, $2,693 million and $2,522 million to its various subsidiaries and affiliates for the years ended December 31, 2025, 2024 and 2023, respectively. The expense allocation process determines the portion of the operating expenses attributable to each legal entity based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a legal entity.

B-124	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization of TIAA, are provided at-cost by the Company and two of its subsidiaries, TIAA-CREF Investment Management, LLC (“TCIM”) and TIAA-CREF Individual and Institutional Services, LLC (“TC Services”). Such services are provided in accordance with an Administrative Service Agreement between CREF and the Company, an Investment Management Agreement between CREF and TCIM, and a Principal Underwriting and Distribution Services Agreement between CREF and TC Services (collectively the “CREF Agreements”). The Company is the common pay-agent for CREF and TC Services. The Company collects the distribution expense reimbursements from CREF and then remits those payments to TC Services. The administration and investment expenses incurred by the Company are included in operating expenses and offset against the related expense reimbursements received from CREF and Nuveen Services, respectively. The expense reimbursements under the CREF Agreements and the equivalent expenses, amounted to approximately $488 million, $578 million, and $577 million for the years ended December 31, 2025, 2024 and 2023, respectively.

TC Services maintains a Distribution Agreement with the Company under which TC Services is the principal underwriter and distributor for variable annuity contracts issued by the Company. Such activities performed by TC Services are reimbursed at cost. The Company paid $14 million, $13 million, and $10 million for the years ended December 31, 2025, 2024, and 2023, respectively for these services. TC Services also maintains a Distribution Agreement with the Company under which TC Services is the distributor for proprietary and non-proprietary mutual funds, whereby the Company does not provide cost reimbursements to TC Services.

The Company had a General Service Agreement through July 30, 2023, whereby the Company provided general administrative services such as technology, marketing, finance, corporate overhead and individual advisory services to the Bank. Expense allocations to the Bank were $44 million for the year ended December 31, 2023.

Teachers Advisors, LLC (“Advisors”) provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Nuveen Securities, LLC (“Securities”), an indirect subsidiary of Nuveen, LLC, distributes registered securities for certain proprietary funds and non-proprietary mutual funds.

The Company has Investment Management Agreements with Advisors and Nuveen Alternatives Advisors, LLC, wholly owned subsidiaries of Nuveen, LLC, and Churchill Asset Management, a majority owned subsidiary of Nuveen, LLC, to manage, at a negotiated fee, investments held within the Company’s General Account including investments owned by investment subsidiaries of the Company. As of June 30, 2023, a portion of the Investment Management Agreement between the Company and Nuveen Alternative Advisors, LLC was permanently assigned to Churchill Asset Management. The Company paid $151 million, $153 million, and $155 million to Advisors, and $277 million, $289 million, and $316 million to Nuveen Alternatives Advisors, LLC, for the years ended December 31, 2025, 2024, and 2023, respectively. The Company paid $115 million, $126 million and $46 million to Churchill Asset Management for the years ended December 31, 2025, 2024 and 2023 respectively.

The Company has an Omnibus Service Agreement with Nuveen, LLC, pursuant to which Nuveen, LLC directly or through its subsidiaries agreed to provide services complementary to investment management to the Company at cost, inclusive of charges for overhead. The Company paid $7 million to Nuveen, LLC for the years ended December 31, 2025, 2024 and 2023 respectively.

The Company has a sublease agreement for certain leases and leasehold improvements with Nuveen Services, LLC. The Company makes the applicable lease payments on behalf of Nuveen Services, LLC and then allocates those costs. Under the sublease agreement, the Company allocated $12 million, $14 million and $15 million to Nuveen Services, LLC for the years ended December 31, 2025, 2024, and 2023, respectively.

All services necessary for the operation of the REA are provided at-cost by the Company and TC Services. The Company provides investment management and administrative services for the REA in accordance with an Investment Management and Administrative Agreement. Distribution services for the REA are provided in accordance with a Distribution Agreement among TC Services, the Company and the REA (collectively the “Agreements”). The Company and TC Services receive payments from the REA on a daily basis according to formulae established annually and adjusted periodically for performance of these Agreements. The daily fee is based on an estimate of the at-cost expenses necessary to operate the REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating the REA. At the end of each quarter, any differences between the daily fees

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-125

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter. Reimbursements collected under the Agreements amounted to approximately $135 million, $161 million, and $170 million for the periods ended December 31, 2025, 2024 and 2023, respectively.

The Company provides certain separate account guarantees, including a liquidity guarantee to REA, and is compensated for these guarantees. See Note 20 Contingencies and Guarantees for additional information on separate account guarantees.

The Company had a Service Agreement with the Bank through July 30, 2023, whereby the Bank provided general services in support of the Company’s and its subsidiaries’ activities at cost inclusive of charges for overhead. The Company paid $1 million to the Bank for the year ended December 31, 2023.

The Company has a Cash Disbursement and Reimbursement Agreement with Nuveen Investments, an indirect subsidiary of Nuveen, LLC, whereby the Company provides cash disbursements and related services at cost. The Company allocated $138 million, $101 million, and $105 million to Nuveen Investments for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA Kaspick, LLC (“Kaspick”), an indirect subsidiary of TIAA, whereby the Company provides cash disbursements and related services at cost. The Company allocated $39 million, $42 million, and $40 million to Kaspick for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company has a Cash Disbursement and Reimbursement Agreement with TIAA-CREF Tuition Financing, Inc. (“TFI”), a subsidiary of the Company, whereby the Company provides cash disbursements and related services at cost. The Company allocated $108 million, $100 million, and $87 million to TFI for the years ended December 31, 2025, 2024, and 2023, respectively.

Services for certain funding agreements for qualified state tuition programs for which TFI is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. The Company paid $29 million, $27 million, and $33 million for the years ended December 31, 2025, 2024, and 2023, respectively for these services.

The Company has a Service Agreement with TIAA Global Business Services (India) Private Limited (“TIAA India”), an indirect wholly-owned subsidiary of the Company, whereby TIAA India provides information technology and non-technology services for the Company and its affiliates. The Company paid $150 million, $170 million, and $143 million to TIAA India for the years ended December 31, 2025, 2024, and 2023, respectively.

The Company has a Technology Support and Services Agreement with MyVest Corporation (“MyVest”), a wholly-owned subsidiary of the Company, whereby MyVest provides certain wealth management software and services solutions to the Company. The Company paid $31 million and $37 million to MyVest for the years ended December 31, 2024 and 2023, respectively. The Company agrees to provide MyVest administrative services for use in its day to day operations. The Company allocated administrative service expenses of $7 million, $2 million, and $3 million for each of the years ended December 31, 2025, 2024, and 2023, respectively. Effective April 30, 2025, MyVest entered into a Transition Services Agreement assigning all MyVest contracts, including the Technology Support and Services Agreement, to a third party. In pursuant to the agreement, the third party is entitled to all wealth management platform services revenue, excluding platform development, for the year ended December 31, 2025. For the period from January 1, 2025, through April 30, 2025, the Company paid MyVest $10 million which was subsequently paid to the third party. For the period from May 1, 2025 through December 31, 2025, the Company made payments directly to the third party. For the year ended December 31, 2025, the Company paid $5 million to MyVest related to platform development.

The Bank provided custody and trustee services to the Company through July 30, 2023. The Company paid $4 million to the Bank for the year ended December 31, 2023, for these services. As of July 31, 2023, these services are provided by the Trust pursuant to a general services agreement. The Company paid $7 million, $7 million and $2 million to the Trust during the years ended December 31, 2025, 2024 and 2023, respectively.

B-126	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company has a service and subcontracting agreement with TIAA Shared Services, LLC (“TSS”), a wholly-owned subsidiary of the Company. Under the agreement, TSS serves as an internal administrative service provider for the Company as well as for CREF and the Company’s affiliates with existing administrative services agreements with the Company. The Company pays TSS compensation it receives (and TSS reimburses the Company for disbursements it makes) relating to the provision of administrative services for the Company. The Company also reimburses TSS at cost for administrative services provided in support of the Company’s insurance business and the fulfillment of its contractual obligation to provide such services to CREF and the Company’s affiliates. The Company also provides to TSS any services necessary to conduct its operations, and TSS reimburses the Company at cost for these services. TSS reimbursed the Company $707 million, $666 million, and $612 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Note 16 - Federal Income Taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2025 or December 31, 2024.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2025			12/31/2024			Change
	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
			(Col 1+2)			(Col 4+5)	(Col 1–4)	(Col 2–5)	(Col 7+8)
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a) Gross Deferred Tax Assets	$5,798	$3,421	$9,219	$5,572	$2,995	$8,567	$226	$426	$652
b) Statutory Valuation Allowance Adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted Gross Deferred Tax Assets (a–b)	5,798	3,421	9,219	5,572	2,995	8,567	226	426	652
d) Deferred Tax Assets Non-admitted	1,053	2,240	3,293	1,196	2,054	3,250	(143)	186	43

e) Subtotal Net Admitted Deferred Tax Asset (c-d)	4,745	1,181	5,926	4,376	941	5,317	369	240	609

f) Deferred Tax Liabilities	3,062	1,081	4,143	2,621	897	3,518	441	184	625

g) Net Admitted Deferred Tax Assets/(Net Deferred Tax Liability) (e–f)	$1,683	$100	$1,783	$1,755	$44	$1,799	$(72)	$56	$(16)

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-127

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

	12/31/2025			12/31/2024			Change
Admission Calculation Components SSAP No. 101	(1)	(2)	(3) (Col 1+2)	(4)	(5)	(6) (Col 4+5)	(7) (Col 1–4)	(8) (Col 2–5)	(9) (Col 7+8)
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a) Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted Gross DTA Expected To Be Realized (Excluding The Amount of DTA From (a) above After Application of the Threshold Limitation.( The Lesser of (b)1 and (b)2 Below)	1,683	100	1,783	1,755	44	1,799	(72)	56	(16)

1. Adjusted Gross DTA Expected to be Realized Following the Balance Sheet Date	1,683	100	1,783	1,755	44	1,799	(72)	56	(16)

2. Adjusted Gross DTA Allowed per Limitation Threshold	XXX	XXX	5,979	XXX	XXX	6,006	XXX	XXX	(27)

c) Adjusted Gross DTA (Excluding The Amount Of DTA From (a) and (b) above) Offset by Gross DTL	3,062	1,081	4,143	2,621	897	3,518	441	184	625

d) DTA Admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$4,745	$1,181	$5,926	$4,376	$941	$5,317	$369	$240	$609

	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	964%	935%

Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in millions)	$39,861	$40,043

	12/31/2025		12/31/2024		Change
Impact of Tax Planning Strategies:	(1)	(2)	(3)	(4)	(5)	(6)
(in millions)					(Col 1–3)	(Col 2–4)
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage

Adjusted Gross DTAs Amount From Above	$5,798	$3,421	$5,572	$2,995	$226	$426

Percentage Of Adjusted Gross DTAs By Tax Character Attributable To The Impact Of Tax Planning Strategies	—%	—%	—%	—%	—%	—%

Net Admitted Adjusted Gross DTAs Amount From Above	$4,745	$1,181	$4,376	$941	$369	$240

Percentage Of Net Admitted Adjusted Gross DTAs By Tax Character Admitted Because Of The Impact Of Tax Planning Strategies	7.73%	—%	12.48%	—%	(4.75)%	—%

The Company supports the admittance of $367 million of DTA with $1,594 million of tax planning strategies. The Company does not have tax planning strategies that include the use of reinsurance.

The Company has no temporary differences for which DTLs are not recognized.

B-128	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Income taxes incurred consist of the following major components as of December 31, (in millions):

	2025	2024	2023
Current Income Tax:

Federal income tax expense (benefit)	$(304)	$(535)	$(569)

Foreign taxes	—	1	—

Subtotal	$(304)	$(534)	$(569)

Federal income taxes expense on net capital gains	176	135	(56)

Generation/(utilization) of loss carry-forwards	128	413	630

Intercompany tax sharing expense/(benefit)	3	(126)	(6)

Other	—	—	—

Federal and foreign income tax expense / (benefit)	$3	$(112)	$(1)

	12/31/2025	12/31/2024	Change
Deferred Tax Assets:

Ordinary:

Policyholder reserves	$23	$23	$—

Investments	417	387	30

Policyholder dividends accrual	486	485	1

Fixed assets	258	248	10

Compensation and benefits accrual	514	482	32

Net operating loss carry-forward	1,443	1,264	179

Other (including items < 5% of total ordinary tax assets)	855	733	122

Intangible assets – business in force and software	1,802	1,950	(148)

Subtotal	$5,798	$5,572	$226

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	1,053	1,196	(143)

Admitted ordinary deferred tax assets	$4,745	$4,376	$369

Capital:

Investments	$3,412	$2,971	$441

Real estate	9	24	(15)

Subtotal	$3,421	$2,995	$426

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	2,240	2,054	186

Admitted capital deferred tax assets	1,181	941	240

Admitted deferred tax assets	$5,926	$5,317	$609

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-129

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

	12/31/2025	12/31/2024	Change

Deferred Tax Liabilities:

Ordinary:

Investments	$3,055	$2,563	$492

Reserves transition adjustment	1	53	(52)

Other (including items < 5% of total ordinary tax liabilities)	6	5	1

Subtotal	$3,062	$2,621	$441

Capital:

Investments	$1,081	$897	$184

Subtotal	$1,081	$897	$184

Deferred tax liabilities	$4,143	$3,518	$625

Net Deferred Tax:

Assets/Liabilities	$1,783	$1,799	$(16)

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2025 are as follows (in millions):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$(74)	21.00%

Dividends received deduction	(115)	32.49

Transfer pricing adjustment	22	(6.30)

Amortization of interest maintenance reserve	(32)	9.01

Statutory impairment of affiliated common stock	22	(6.19)

Other permanent differences	2	(0.51)

Prior year true-ups (TIAA & Subs)	(80)	22.60

Prior year true-ups (TIAA & Subs) - tax credits	(1)	0.32

Current year tax credit activity	47	(13.21)

Current year non-admitted assets	(20)	5.61

Other	(5)	1.38

Total statutory income taxes	$(234)	66.20%

Federal and foreign income tax expense (benefit) - Ordinary	3	(0.86)

Federal and foreign income tax expense (benefit) - Capital	—	—

Change in net deferred income tax charge (benefit)	(237)	67.06

Total statutory income taxes	$(234)	66.20%

As of December 31, 2025, the Company had the following net operating loss carry forwards (in millions):

Year Incurred	Net Operating Losses	Year of Expiration
2017	$150	2032
2022	1,736	Indefinite
2023	2,569	Indefinite
2024	1,849	Indefinite
2025	568	Indefinite

Total	$6,872

B-130	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

As of December 31, 2025, the Company had the following foreign tax credit carry forwards (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration
2018	$3	2028
2019	3	2029
2020	1	2030
2021	2	2031
2022	42	2032
2023	37	2033

Total	$88

As of December 31, 2025, the Company has no taxes available for recoupment in the event of future losses.

At December 31, 2025, the Company had no net capital loss carry forwards.

At December 31, 2025, the Company has general business credits of $132 million generated during the years 2006 to 2024 and expiring between 2026 to 2044.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

1)	730 Texas Forest Holdings, Inc.	11)	TIAA Board of Governors

2)	Brooklyn Artificial Intelligence, Inc	12)	TIAA-CREF Tuition Financing, Inc.

3)	MyVest Corporation	13)	TIAA Trust, N.A.

4)	NIS/R&T, Inc.*

5)	Nuveen Holdings, Inc.*

6)	Nuveen Holdings 1, Inc.*

7)	Nuveen Investments, Inc.*

8)	Nuveen Investments Holdings, Inc.*

9)	Nuveen Securities, LLC*

10)	T-C SP, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings 1, Inc. makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen Holdings 1, Inc. is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

Amounts receivable (payable) from the Company’s subsidiaries for federal income taxes are $4 million and $2 million at December 31, 2025 and 2024, respectively.

The Company’s tax years 2018 through 2020 are currently under examination by the Internal Revenue Service (“IRS”), and tax years 2021 through 2024 are open to examination.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-131

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Inflation Reduction Act (“Act”) was enacted on August 16, 2022. The Act included a new corporate alternative minimum tax (“CAMT”) which is a 15 percent tax on an applicable corporation’s adjusted financial statement income for the tax year, reduced by corporate alternative minimum foreign tax credits. The tax is effective for tax years beginning after 2022 for applicable corporations.

Pursuant to guidance released by the Statutory Accounting Principles Working Group (“SAPWG”) within INT 23-03, the Company has determined as of the reporting date that it will not be an applicable entity and will not be liable for CAMT for the years ended December 31, 2025, 2024, and 2023.

The One Big Beautiful Bill Act (the “Act”) was signed into law by the President on July 4, 2025. The Act changes existing United States tax law and includes numerous provisions that will affect a wide range of businesses and industries. The Act also includes reform of the existing US international tax system. Management has evaluated the impact of the Act and has concluded to have no material impact to the financial statements.

Note 17 - Repurchase and Securities Lending Programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

The Company has procedures in place to monitor the value of the collateral held and the fair value of the securities transferred under the agreements. If at any time the value of the collateral received from the counterparty falls below 95% of the fair value of the securities transferred, the Company is entitled to receive additional collateral from its counterparty. The Company monitors the estimated fair value of the securities sold under the agreements on a daily basis with additional collateral sent/obtained as necessary. If the counterparty were to default on its obligation to return the securities sold under the agreement on the repurchase date, the Company has the right to retain the collateral.

During the years ended December 31, 2025 and 2024, the Company engaged in certain repurchase transactions as cash taker. These transactions were “bilateral” in nature and the Company did not engage in any “Tri-party” repurchase transactions during the year. Additionally, there were no securities sold during the years ended December 31, 2025 and 2024 that resulted in default.

As of December 31, 2025 and 2024, the Company had no outstanding repurchase agreements.

Reverse Repurchase Program

The Company enters into tri-party reverse repurchase agreements to purchase and resell short-term securities. The Company receives securities as collateral, having a fair value at least equal to 102% of the purchase price paid by the Company for the securities. If at anytime the fair value of the collateral is less than 100% of the purchase price paid by the Company, the counterparty shall be obligated to deliver additional collateral, the fair value of which, together with fair value of all collateral then held in connection with the transaction, at least equals 102% of the purchase price of the transferred securities. The Company is not permitted to sell or repledge these securities. The collateral is not recorded on the Company’s financial statements. However, if the counterparty defaults, the Company would then exercise its right with respect to the collateral, including a sale of the collateral. The Company records the amount paid for these securities purchased under agreements to resell in short-term investments. At December 31st, 2025, the Company held $23 million in short-term investments for reverse repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

B-132	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

As of December 31, 2025, the estimated fair value of the Company’s securities on loan under the program was $2,422 million. The estimated fair value of collateral held by the Company for the securities on loan as of December 31, 2025, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $2,474 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2025.

Of the cash collateral received from the program, $2,474 million is held as cash or reinvested in overnight, government backed, repurchase agreements as of December 31, 2025. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows as of December 31, 2025 (in millions):

	Amortized Cost	Fair Value

Open	$2,474	$2,474

Total collateral reinvested	$2,474	$2,474

As of December 31, 2024 the estimated fair value of the Company’s securities on loan under the program was $1,342 million. The estimated fair value of collateral held by the Company for the securities on loan as of December 31, 2024, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $1,373 million included in “Payable for collateral for securities loaned.” This collateral received was cash and had not been sold or re-pledged as of December 31, 2024.

Of the cash collateral received from the program, $1,373 million was held as cash or reinvested in overnight, government backed, repurchase agreements as of December 31, 2024. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows as of December 31, 2024 (in millions):

	Amortized Cost	Fair Value

Open	$1,373	$1,373

Total collateral reinvested	$1,373	$1,373

Note 18 - Federal Home Loan Bank of New York Membership and Borrowings

The Company is a member of the FHLBNY. Through its membership, the Company has the ability to conduct business activity (“advances”) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $19,018 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date.

The following table shows the FHLBNY capital stock held in the General Account as of December 31, (in millions):

	2025	2024

Membership stock - class A	$—	$—

Membership stock - class B	50	50

Activity stock	325	323

Excess stock	—	—

Total	$375	$373

There were no FHLBNY capital stock held in separate accounts as of December 31, 2025 and 2024.

Membership stock at December 31, 2025 and 2024, is not eligible for redemption.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-133

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

The Company had $7,119 million and $7,078 million in funding agreements, $7,119 million and $7,078 million in funding agreement reserves established, and $110 million and $100 million in debt outstanding at December 31, 2025 and December 31, 2024, respectively. The Company does not have any prepayment obligations for these funding agreement arrangements.

The following table shows the maximum collateral pledged to FHLBNY in the General Account during the year ending December 31, (in millions):

	2025			2024
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

Total	$8,948	$9,742	$8,009	$9,347	$10,362	$8,280

There was no collateral pledged to FHLBNY in the separate accounts during the years ended December 31, 2025 and 2024.

The following table shows the maximum borrowing from FHLBNY in the General Account during the year ending December 31, (in millions):

	2025	2024

Debt	$890	$1,785

Funding agreements	7,119	6,496

Total	$8,009	$8,281

There were no borrowings from FHLBNY in the separate accounts during the year ended December 31, 2025 and 2024.

The following table shows the collateral pledged to FHLB in the General Account as of December 31, 2025 and 2024 (in millions):

	2025			2024
	Fair Value	Carrying Value	Aggregate Total Borrowing	Fair Value	Carrying Value	Aggregate Total Borrowing
Total	$8,077	$8,804	$7,229	$8,213	$9,108	$7,178

There was no collateral pledged to FHLB in the separate account as of December 31, 2025 and 2024.

Note 19 – Capital and Contingency Reserves and Shareholders’ Dividends Restrictions

The portion of contingency reserves increased or (reduced) by each item below for the years ended December 31 are as follows (in millions):

	2025	2024	2023
Net income (loss)	$(162)	$(1,214)	$(731)

Change in net unrealized capital gains (losses), net of taxes	867	73	230

Change in asset valuation reserve	(186)	701	(226)

Change in net deferred income tax	237	385	609

Change in non-admitted assets	(152)	(622)	(468)

Surplus (contributed to) withdrawn from Separate Accounts	—	(294)	(618)

Change in surplus of separate accounts	34	260	594

Change in surplus notes	—	(349)	—

Change in post-retirement benefit liability	(9)	(6)	(4)

Change in liability for reinsurance of unauthorized companies	(6)	—	1

B-134	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

As of December 31, 2025 and 2024, the portion of contingency reserves represented by cumulative net unrealized gains was $4,566 million and $3,586 million, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Governors, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2025 (in millions):

Date Issued	Interest Rate	Original Issue Amount of Note	Carrying Value of Note Prior Year	Carrying Value of Note Current Year	Current Year Interest Expense Recognized	Life-To-Date Interest Expense Recognized	Life-To-Date Principal Paid	Date of Maturity

12/16/2009	6.850%	$2,000	$1,049	$1,049	$72	$1,151	$950	12/16/2039

09/18/2014	4.900%	1,650	1,649	1,649	81	889	—	09/15/2044

05/08/2017	4.270%	2,000	1,995	1,995	85	727	—	05/15/2047

05/07/2020	3.300%	1,250	1,249	1,249	41	228	—	05/15/2050

Total		$6,900	$5,942	$5,942	$279	$2,995	$950

In 2024, the Company called a $350 million fixed to floating surplus note that was issued on September 18, 2014. It bore interest at a fixed annual rate of 4.375% until September 15, 2024, at which time it converted to a floating rate and became callable. The interest expense in 2024 associated with this surplus note was $16 million.

For the years ended December 31, 2025 and 2024, the Company did not have any related parties as holders of surplus notes or unapproved interest or principal. There were no amounts of current year interest offset or principal paid and the notes were not contractually linked. Surplus note payments are not subject to administrative offsetting and proceeds were not used to purchase assets directly from the holder of the note.

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

The notes were issued in transactions pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus a pre-defined spread, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-135

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

Dividend Restrictions: The Company is subject to stockholder dividend restrictions under the New York Insurance Law. However, all of the outstanding common stock of the Company is collectively held by TIAA Board of Governors, a non-profit corporation created to hold the stock of the Company, and therefore the Company does not make stockholder dividend payments.

20 – Contingencies and Guarantees

Subsidiary and Affiliate Guarantees:

The Company has unconditionally guaranteed $1,000 million in 4.0% senior unsecured notes issued by Nuveen, LLC due in 2028. The Company agrees to cause any such payment to be made punctually when and as the same shall become due and payable, whether at maturity, upon acceleration, redemption, repayment or otherwise, and as if such payment were made by Nuveen, LLC. The guarantee is made to/on behalf of a wholly-owned subsidiary, and as such the liability is excluded from recognition. The maximum potential amount of future payments the Company could be required to make under the guarantee as of December 31, 2025, is $1,120 million, which includes the future undiscounted interest payments. Should action under the guarantee be required, the Company would contribute cash to Nuveen, LLC, to fund the obligation, thereby increasing the Company’s investment in Nuveen, LLC, as reported in other invested assets. Based on Nuveen, LLC’s financial position and operations, the Company views the risk of performance under this guarantee as remote.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of CREF, a companion organization of TIAA. Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF. As of December 31, 2025, there were no balances outstanding. It is the intent of the Company and CREF to use this facility as a supplemental liquidity facility, which would only be used after CREF has exhausted the availability of the current $500 million committed credit facility maintained with a group of banks.

The Company guarantees that CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with the Trust. $100 million of this facility is maintained on a committed basis with an expiration date of June 29, 2026. As of December 31, 2025, there were no balances outstanding.

The Company provides a $5 million unsecured 364-day revolving line of credit arrangement with MyVest, Inc. This line has an expiration date of December 30, 2026. As of December 31, 2025, $5 million was outstanding.

The Company provides a $250 million committed 364-day revolving line of credit arrangement with Nuveen, LLC. This line has an expiration date of December 17, 2026. As of December 31, 2025, there were no balances outstanding.

The Company also provides a $200 million unsecured revolving line of credit arrangement with T-C S-T REIT LLC. This line of credit has an open ended expiration date and is effective until terminated. As of December 31, 2025, there were no balances outstanding.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense, and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA contract owners begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA contract owners will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet contract owner transfer or cash withdrawal requests. If REA

B-136	Statement of Additional Information ∎ TIAA Access: TIAA Separate Account VA-3

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA

NOTES TO STATUTORY - BASIS FINANCIAL STATEMENTS

DECEMBER 31, 2025

cannot fund contract owner requests, TIAA’s general account will fund them by purchasing accumulation units in the REA. Under this agreement, TIAA guarantees that contract owners will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

Pursuant to the liquidity guarantee obligation, the TIAA General Account has purchased 1,851 thousand liquidity units issued by the REA for a total of $911 million since the guarantee was activated in 2023 and continues to hold these liquidity units as of December 31, 2025. No liquidity units were purchased in 2025. The fair value of these liquidity units was $887 million as of December 31, 2025. liquidity units owned by TIAA are valued in the same manner as units owned by individual REA contract owners on a fair value basis and will fluctuate in value.

Because TIAA’s ability to purchase and sell liquidity units raises certain technical issues under the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), TIAA applied for and received a prohibited transaction exemption from the U.S. Department of Labor in 1996 (“PTE 96-76”). In connection with the exemption, TIAA has appointed an independent fiduciary for the REA. The independent fiduciary reviews and approves the valuation of units in the REA as well as the account’s investment guidelines and monitoring whether its investments comply with those guidelines. In addition, the independent fiduciary has certain responsibilities with respect to the REA whenever TIAA is required to purchase and own liquidity units in the Account in connection with operation of the REA’s liquidity guarantee. The independent fiduciary is vested with oversight and approval over any redemption of TIAA’s liquidity units (including setting the “trigger point” or maximum amount of liquidity units that can be acquired by TIAA), acting in the best interests of REA contract owners. To the extent liquidity units are held by the TIAA General Account, the independent fiduciary reserves the right to authorize or direct the redemption of all or a portion of liquidity units at any time, including when the trigger point is reached. Upon termination and liquidation of the REA (wind-up), any liquidity units held by TIAA will be the last units redeemed, unless the independent fiduciary directs otherwise.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other Contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC; federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”), seeking a broad range of information. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 21– Subsequent Events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 11, 2026, the date the financial statements were available to be issued.

On February 12, 2026, Nuveen and Schroders, a leading provider of active asset management, advisory and wealth management services agreed to the terms of a board recommended cash acquisition (“the Transaction”) by Nuveen for the entire issued and to-be-issued share capital of Schroders. The Transaction is currently expected to become effective and close during Q4 2026, subject to the satisfaction or waiver of certain conditions, including the approval by Schroders shareholders and relevant antitrust and regulatory authorities.

TIAA Access: TIAA Separate Account VA-3 ∎ Statement of Additional Information	B-137

730 Third Avenue

New York, NY 10017

A11267 (5/26)

Part C — OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution.

	(a)	Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed September 29, 2006.)

	(b)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(c)	Amended Resolutions of the Board of Trustees of Teachers Insurance and Annuity Association of America establishing the Registrant (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(b)	Custodian Agreements. None

(c)	Underwriting Contracts.

Form of Distribution Agreement (Incorporated by reference to Registrant’s Post-Effective Amendment No.1 to the Registration Statement Filed December 22, 2006.)

(d)	Contracts.

	(A)	RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(A.1)	Amended and Restated RA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(B.1)	Amended and Restated SRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(C.1)	Amended and Restated GRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(D)	GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Initial Registration Statement on Form N-4, Registration No. 333-134820 Filed June 7, 2006.)

	(D.1)	Amended and Restated GSRA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E)	GA Annuity Wrap Endorsement (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(E.1)	Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.2)	Endorsement to Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(E.3)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

	(F)	RC Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	RCP Annuity Wrap Endorsement and Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

(H)	Minimum Distribution Annuity Contract Endorsement – Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Minimum Distribution Annuity Contract Endorsement – Non-Cashable (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(J)	Separate Account One-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(K)	Separate Account Two-Life Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(L)	Separate Account Fixed-Period Annuity Supplemental Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(M)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Endorsement to TIAA Group Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(Q)	Endorsement to TIAA Immediate Annuity Contract Applicable to Minimum Distribution Annuity and Installment Refund Contracts (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(R)	Endorsement to TIAA Immediate Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(S)	Endorsement to TIAA Deferred Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(T)	Endorsement to TIAA Deferred Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(U)	Endorsement to TIAA Group Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(V)	Endorsements to TIAA Deferred Annuity Contract – Minimum Distribution Annuity Election (Incorporated by reference to Registrant’s Post-Effective Amendment No. 9 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2014.)

(W)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(X)	Supplement to TIAA Retirement Choice Annuity Plus Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Y)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(Z)	Supplement to TIAA Supplemental Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A1)	Supplement to TIAA Group Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Supplement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A3)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A4)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A5)	Supplement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A6)	Supplement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A7)	Supplement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A8)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A9)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A10)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A11)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A12)	Endorsement to TIAA Retirement Choice Annuity Contract or TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A13)	Endorsement to TIAA Retirement Choice Annuity Certificate or TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

(A14)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A15)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A16)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A17)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A18)	Retirement Choice Plus Non-ERISA Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A19)	Retirement Choice Plus Non-ERISA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 13 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2017.)

(A20)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A21)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A22)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A23)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A24)	Income Test Drive Annuity Election Endorsement for Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A25)	Income Test Drive Annuity Election Endorsement for Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A26)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A27)	Endorsement to TIAA Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A28)	Endorsement to TIAA Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A29)	Endorsement to TIAA Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A30)	Endorsement to TIAA Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2018.)

(A31)	Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A32)	Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A33)	Multiple Employer Plan Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A34)	Multiple Employer Plan Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A35)	Rate Schedule to Multiple Employer Plan Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A36)	Rate Schedule to Multiple Employer Plan Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A37)	Endorsement to TIAA Group Supplemental Retirement Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 27, 2020.)

(A38)	Endorsement to TIAA Retirement Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A39)	Endorsement to TIAA Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(A40)	Retirement Choice Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A41)	Retirement Choice Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A42)	Retirement Choice Plus Annuity Contract (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(A43)	Retirement Choice Plus Annuity Certificate (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

(e)	Applications. Form of Application (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

(f)	Depositor’s Certificate of Incorporation and By-Laws.

	(A)	Restated Charter of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2016.)

	(B)	Bylaws of Teachers Insurance and Annuity Association of America (as amended) (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(g)	Reinsurance Contracts. None

(h)	Participation Agreements.

	(A)	Form of Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(B)	Form of Participation Agreement among Legg Mason Investor Services, LLC, Western Asset Management Company, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(C)	Form of Participation Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(D)	Form of Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 22, 2006.)

	(E)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed May 1, 2007.)

	(F)	Form of Amendment to Participation Agreements re: Rule 22c-2 (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(G)	Form of Amendment to Participation Agreements (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(H)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, and Teachers Personal Investors Services, Inc. re: Rule 22c-2. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2009.)

(I)	Third Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2010.)

(J)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(K)	Participation Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(L)	Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

(M)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Institutional Mutual Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(N)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(O)	Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

(P)	Amendment to Fund Participation and Service Agreement among Teachers Insurance and Annuity Association of America, DFA Investment Dimensions Group Inc., Dimensional Fund Advisors LP and DFA Securities LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(Q)	Amendment to Fund Participation and Service Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(R)	Amendment to Participation Agreement among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(S)	Third Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, Legg Mason Investor Services, LLC, and Western Asset Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(T)	Fifth Amendment to Fund Participation and Service Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(U)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., T. Rowe Price Funds, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(V)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 25, 2013.)

(A1)	Amendment to Participation Agreement by and among Teachers Insurance and Annuity Association of America, TIAA-CREF Funds, Teachers Advisors, Inc., and Teachers Personal Investors Services, Inc. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 24, 2015.)

(A2)	Participation Agreement among American Beacon Advisors, Inc., a Delaware Corporation, Foreside Fund Services, LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A3)	Participation Agreement among Ariel Distributors, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A4)	Participation Agreement among The Advisors’ Inner Circle Fund II, Champlain Investment Partners LLC, SEI Investment Distribution Co., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A5)	Participation Agreement among Delaware Investments Family of Funds, Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A6)	Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A7)	Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A8)	Participation Agreement among Lord Abbett Investment Trust, Lord Abbett & Co. LLC, Lord Abbett Distributor LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A9)	Participation Agreement among MFS Series Trust XI, MFS Fund Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A10)	Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A11)	Participation Agreement among Parnassus Fund, Parnassus Investments, Parnassus Funds Distributor, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A12)	Participation Agreement among Franklin Templeton Distributors, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A13)	Amendment to Fund Participation and Service Agreement among T. Rowe Price Investment Services, Inc., T. Rowe Price Associates, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

(A14)	Participation Agreement among Saturna Capital Corporation, Saturna Brokerage Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A15)	Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A16)	Participation Agreement among AIM International Mutual Funds (Invesco International Mutual Funds), Invesco Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A17)	Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A18)	Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A19)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A20)	Amendment to Participation Agreement between Teachers Insurance and Annuity Association of America, TIAA-CREF Individual & Institutional Services, LLC, American Funds Distributors, Inc., American Funds Service Company, and Capital Research and Management Company (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A21)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A22)	Amendment to the Participation Agreement among TIAA-CREF Funds, (formerly the TIAA-CREF Institutional Funds), Teachers Advisors, LLC (formerly Teachers Advisors, Inc.) (“Adviser”), Nuveen Securities, LLC (formerly Teacher Personal Investors Services, Inc.) and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

(A23)	Participation Agreement among Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A24)	Amendment to the Participation Agreement between American Beacon Advisors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A25)	Amendment to the Participation Agreement among American Century Services, LLC, American Century Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A26)	Amendment to the Participation Agreement among Ariel Distributors, LLC, Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A27)	Amendment to the Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A28)	Amendment to the Participation Agreement among Delaware Management Company, a series of Delaware Management Business Trust, Delaware Distributors, L.P., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A29)	Addendum to Participation Agreement by and between Teachers Insurance and Annuity Association of America and Dodge & Cox Funds (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A30)	Amendment to the Participation Agreement among The Lazard Funds, Inc., Lazard Asset Management LLC, Lazard Asset Management Securities LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A31)	Amendment to the Participation Agreement among MFS Series Trust I, MFS Series Trust IV, MFS Series Trust X, MFS Series Trust XI, MFS Fund Distributors, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A32)	Amendment to the Participation Agreement among Nationwide Mutual Funds, Nationwide Fund Distributors LLC, and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A33)	Amendment to the Participation Agreement among PGIM Investments LLC, Prudential Investment Management Services, LLC, Prudential Mutual Fund Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A34)	Amendment to the Participation Agreement among JPMorgan Distribution Services, Inc., JPMorgan Trust II and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A35)	Amendment to the Participation Agreement between Legg Mason Investor Services, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A36)	Amendment to the Participation Agreement between Lord Abbett and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A37)	Amendment to the Participation Agreement among Nuveen Securities, LLC, Teachers Advisors, LLC, TIAA-CREF Funds and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A38)	Amendment to the Participation Agreement between Nuveen Securities, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A39)	Amendment to the Participation Agreement among The Vanguard Group, Inc., Vanguard Marketing Corporation, Vanguard Variable Insurance Fund and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

(A40)	Amendment to Fund Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A41)	Amendment to Fund Participation Agreement among Parnassus Fund, Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A42)	Amendment to Fund Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A43)	Amendment to The Vanguard Group, Inc. Agreement among The Vanguard Group, Inc., JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

(A44)	Participation Agreement among Teachers Insurance and Annuity Association of America and Northern Funds, Northern Trust Investments, Inc. and Northern Funds Distributors, LLC (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

(A45)	Participation Agreement among New York Life Investment Management LLC, NYLIFE Distributors LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 29, 2024.)

	(A46)	Amendment to Fund Participation Agreement among JPMorgan Trust II, JPMorgan Distribution Services, Inc. and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No.333-138420 Filed April 29, 2024.)

	(A47)	Amendment to Fund Participation Agreement among BlackRock Advisors, LLC, BlackRock Investments, LLC and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 24 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 29, 2024.)

(i)	Administrative Contracts. None

(j)	Other Material Contracts.

	(A)	Form of Investment Accounting Agreement by and between State Street Bank and Trust Company and Teachers Insurance and Annuity Association of America and TIAA-CREF Life Insurance Company on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(B)	Form of Domestic Custody Agreement by and between JPMorgan Chase Bank, N.A. and Teachers Insurance and Annuity Association of America on behalf of the separate account. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2008.)

	(C)	Defined Contribution Clearance & Settlement Agreement by and between The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 22, 2011.)

	(D)	First Amendment to the Defined Contribution Clearance & Settlement Agreement between The Vanguard Group, Inc., and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed April 23, 2012.)

	(E)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(F)	Administrative Services Agreement among Ariel Investment Trust and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(G)	Administrative Services Agreement among Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed December 1, 2016.)

	(H)	Administrative Services Agreement between Saturna Capital Corporation and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to the Registration Statement on Form N-4, Registration No. 333-134820 Filed October 1, 2020.)

	(I)	Amendment to Administrative Service Agreement between Parnassus Investments and Teachers Insurance and Annuity Association of America (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(J)	Amendment to the Agreement by and among The Vanguard Group, Inc., Teachers Insurance and Annuity Association of America, and JPMorgan Chase Bank, N.A. (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

(k)	Legal Opinion.

Opinion and consent of Deirdre Hykal, Esquire*

(l)	Other Opinions.

	(A)	Consent of Carlton Fields, P.A.*

	(B)	Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm*

(m)	Omitted Financial Statements.

None

(n)	Initial Capital Agreements.

None

(o)	Form of Initial Summary Prospectuses. None

(p)	Powers of Attorney.

	(A)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 18 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2021.)

	(B)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 27, 2022.)

	(C)	Powers of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 23 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 28, 2023.)

	(D)	Power of Attorney (Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 to the Registration Statement on Form N-4, Registration No.333-134820 Filed April 29, 2025.)

	(E)	Power of Attorney*

(q)	XBRL

101.INS XBRL Instance Document—Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document*

101.SCH XBRL Taxonomy Extension Schema Document*

101.CAL XBRL Taxonomy Extension Calculation Linkbase*

101.DEF XBRL Taxonomy Extension Definition Linkbase*

101.LAB XBRL Taxonomy Extension Labels Linkbase*

101.PRE XBRL Taxonomy Extension Presentation Linkbase*

*	Filed herewith

Item 28.	Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Insurance Company
James R. Chambers	Trustee and Chairman

Priya Abani	Trustee

Samuel R. Bright	Trustee

Jason E. Brown	Trustee

Jeffrey R. Brown	Trustee

Ángel Cabrera	Trustee

Michael R. Fanning	Trustee

Lisa W. Hess	Trustee

Edward M. Hundert, M.D.	Trustee

Gina L. Loften	Trustee

Ramona E. Romero	Trustee

Kim M. Sharan	Trustee

La June Montgomery Tabron	Trustee

Thasunda Brown Duckett	President and Chief Executive Officer and Trustee

Bret Hester	Senior Executive Vice President, Chief Legal Officer

Mike Cowell	Senior Executive Vice President, Chief Risk and Compliance Officer

Sastry V. Durvasula	Senior Executive Vice President, Chief Operating, Information & Digital Officer

W. Dave Dowrich	Senior Executive Vice President and Chief Financial Officer

Claire V. Borelli	Senior Executive Vice President and Chief People Officer

Derek B. Dorn	Senior Managing Director, Corporate Secretary & General Counsel

Keith Floman	Executive Vice President and Chief Actuary

Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller

Richard S. Biegen	Senior Managing Director, Chief Compliance Officer of the Separate Account

Colbert G. Narcisse	Chief Product Officer, Head of Insurance Solutions & New Markets

*	The principal business address for each individual is:

TIAA

730 Third Avenue

New York, New York 10017-3206

Item 29.	Persons Controlled by or under Common Control with the Depositor or Registrant

The Registrant is a separate account of Teachers Insurance and Annuity Association of America, a stock life insurance company incorporated under the laws of the State of New York. The following chart indicates subsidiaries of Teachers Insurance and Annuity Association of America. These subsidiaries are included in the financial statements of Teachers Insurance and Annuity Association of America.

All Teachers Insurance and Annuity Association of America subsidiary companies are Delaware corporations, except as indicated.

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
HOLDING COMPANY STRUCTURE*
Effective as of December 31, 2025

Seven Persons serve as members of TIAA Board of Governors
TIAA Board of Governors
Teachers Insurance and Annuity Association of America (TIAA)
Seven30 Re (Bermuda) Co. Limited
Seven30 Insurance (Bermuda) Co. Limited
Nuveen, LLC
Investment Subsidiaries and Investment vehicles
TIAA-CREF Individual & Institutional Services, LLC
TIAA Trust, National Association
TIAA-CREF Redwood, LLC
TIAA Kaspick, LLC
TIAA Wealth Investment Management LLC
TIAA Shared Services LLC
Real Estate Separate Account Subsidiaries
TIAA-CREF Tuition Financing, Inc.
TIAA Wealth Management LLC
TIAA RFS, LLC
TIAA-CREF Insurance Agency, LLC
MyVest Corporation
TIAA Global Capabilities Holding LLC
TIAA Global Capabilities Singapore Holding Company Pte. Ltd.
TIAA Global Capabilities Private Limited
Brooklyn Artificial Intelligence, Inc.
Brooklyn Investment Group, LLC
Nuveen Services, LLC
Nuveen Finance, LLC
Nuveen Consolidated, LLC
Nuveen Holdings 1, Inc.
Nuveen Holdings, Inc.
Nuveen Investments, Inc.
Nuveen Investments Holdings, Inc.
Nuveen Securities, LLC
TIAA-CREF Asset Management LLC
TIAA-CREF Investment Management, LLC
Nuveen Alternative Holdings LLC ("NAH")
Teachers Advisors, LLC
Nuveen Alternative Investments, LLC
Nuveen Fund Advisors, LLC
Nuveen Asset Management, LLC
Symphony Alternative Asset Management LLC
Nuveen WCM Holdings, LLC
Winslow Capital Management, LLC
Gresham Investment Management LLC
Gresham Asset Management LLC
Nuveen International Holdings LLC ("NIH")
Nuveen Real Estate Global LLC
Nuveen Canada Company
Nuveen Hong Kong Limited (Note: There are multiple holding companies in between the entity and NIH)
Nuveen Japan Co. Ltd.
Nuveen Korea Co., Ltd.
Nuveen Middle East Limited
Nuveen Global Investments LLC
Nuveen Development Management Services LLC
Nuveen Real Estate Global Cities Advisors LLC
Nuveen Imajn Holdings Member LLC
Imajn Homes Holdings LLC
Nuveen Myplace Holdings Member LLC
Myplace Holdings LLC
Omni Holding Company LLC
Paths Management Services LLC
Nuveen Permian Investor Asset Manager Member LLC
Nuveen International Holdings 1 Limited
Nuveen International Holdings 2 Limited
Clean Energy Partners Holdco LLP
Nuveen Investment Management Holdings Limited
Nuveen CP LLC (Note: There may be multiple holding companies in between this entity and NAH)
Pace Financial Servicing, LLC
Greenworks Lending LLC
CTL Administration Services LLC
Nuveen Natural Capital LLC
Westchester Group Investment Management, LLC
GreenWood Resources, LLC
GreenWood Resources Capital Management, LLC
Epic Administration LLC (f.k.a. PCL Administration LLC)
Nuveen Alternatives Advisors LLC
Nuveen Private Capital LLC
Churchill Asset Management LLC
Arcmont Asset Management Holdco Limited
Arcmont Asset Management Limited
Arcmont AM LLC
NCPC Holdings LLC
NCBDC Holdings LLC
NCPE Holdings LLC
Churchill BDC Administration LLC
Churchill PCIF Advisor LLC
Churchill DLC Advisor LLC
Churchill NCPE Advisor LLC

*This chart is a depiction of the ownership structure of Teachers Insurance and Annuity Association of America ("TIAA") and certain of its subsidiaries. This chart does not include all downstream subsidiaries of TIAA, such as investment vehicles or funds managed by TIAA or its subsidiaries and is not indicative of the percentage ownership interests held.

Confidential (C)

Exhibit A*

Entity Name	Domestic Jurisdiction	Entity Classification	Owner Name	Owner Type	Ownership %	Business Purpose
Anglo Sino Henderson Investment Consultancy (Beijing) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Arcmont AM LLC	DE	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Member	100	To engage in financial services.

Arcmont Asset Management (Sweden) AB	Sweden	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To provide marketing and investment services.

Arcmont Asset Management France SAS	France	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.

Arcmont Asset Management Germany Gmbh	Germany	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To engage in financial services.

Arcmont Asset Management Limited	United Kingdom	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To act as a holding company.

Brooklyn Artificial Intelligence, Inc.	DE	Operating Subsidiary	Nuveen, LLC	Shareholder	100	To serve as a platform that manufactures custom, direct indexing products.

Brooklyn Investment Group, LLC	DE	Operating Subsidiary	Brooklyn Artificial Intelligence, Inc.	Member	100	To serve as a registered investment adviser.

CAM HR Resources LLC	DE	Operating Subsidiary	CAM HR Holdco, LLC	Member	1	To act as an employing entity.

CAM HR Resources LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	99	To act as an employing entity.

Churchill Agency Services LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrative and collateral agent in connection with certain investments.

Churchill Asset Management LLC	DE	Operating Subsidiary	Nuveen Private Capital LLC	Member	100	To act as a registered investment adviser for senior loan investments.

Churchill BDC Administration LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Member	100	To act as administrator company.

Churchill DLC Advisor LLC	DE	Operating Subsidiary	NCBDC Holdings LLC	Member	100	To hold investments in connection with a fund.

Clean Energy Partners CEP 2012 Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To provide investment management services.

Clean Energy Partners CEP Services Limited	United Kingdom	Operating Subsidiary	Glennmont Asset Management Limited	Shareholder	100	To provide investment management services.

Glennmont Asset Management Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners HoldCo LLP	Shareholder	100	To provide investment management services.

Glennmont Partners I Limited	United Kingdom	Operating Subsidiary	Clean Energy Partners CEP 2012 Limited	Shareholder	100	To provide investment management services.

GreenWood Resources Capital Management, LLC	DE	Operating Subsidiary	Greenwood Resources, LLC	Member	100	To act as a registered investment advisor and provide investment management services.

Greenwood Resources Poland Spolka Z Ograniczona Odpowiedzialnoscia	Poland	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To provide property management services.

Greenwood Resources, LLC	DE	Operating Subsidiary	Nuveen Natural Capital, LLC	Member	100	To act as an advisor and manager of timber and related investments.

Greenworks Lending LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To act as originator of commercial property-assessed clean energy (“CPACE”) loans.

Gresham Investment Management LLC	DE	Operating Subsidiary	Nuveen Consolidated, LLC	Managing Member	79.8	To act as a registered investment advisor, commodity pool operator, and commodity trading advisor, provide investment advisory and management services.

GWR Uruguay S.A.	Uruguay	Operating Subsidiary	Greenwood Resources Forest Management, LLC	Shareholder	100	To act as a property manager.

McIntyre Labor Services, LLC	CA	Operating Subsidiary	Monterey Pacific, LLC	Member	100	To hold and manage investments.

Monterey Pacific, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To hold and manage investments.

MyVest Corporation	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To provides digital financial account management services.

NCBDC Holdings LLC	DE	Operating Subsidiary	Churchill Asset Management LLC	Managing Member	85	To hold investments in connection with a fund.

Nuveen Administration Limited	United Kingdom	Operating Subsidiary	Nuveen Investment Management Holdings Limited	Shareholder	100	To provide administrative services and act as employer.

Nuveen Alternatives Advisors LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide advisory services for alternative investments.

Nuveen Alternatives Europe S.À. R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Member	100	To act as a fund manager and management company.

Nuveen Alternatives Services LLC	DE	Operating Subsidiary	Nuveen Alternative Holdings LLC	Member	100	To provide administrative services.

Nuveen Asset Management Europe S.À.R.L	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Member	100	To hold or distribute investments.

Nuveen Asset Management, LLC	DE	Operating Subsidiary	Nuveen Fund Advisors, LLC	Managing Member	100	To act as a registered investment adviser.

Nuveen Australia Limited	Australia	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory and management services.

Nuveen Canada Company	Canada	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide sales and marketing services.

Nuveen Consulting (Shanghai) Co Ltd	China	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide investment consulting services.

Nuveen Corporate Secretarial Services Limited	United Kingdom	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide administrative services.

Nuveen Development Management Services LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To provide construction and development management services.

Nuveen France SAS	France	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To provide real estate advisory services.

Nuveen Fund Advisors, LLC	DE	Operating Subsidiary	Nuveen Consolidated, LLC	Member	100	To act as a registered commodity pool operator.

Nuveen Fund Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Hong Kong Limited	Hong Kong	Operating Subsidiary	TGAM HK HC LLC	Shareholder	100	To serve as a regulated entity.

Nuveen Industrial Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide management, construction management and related services.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 3 Limited	Shareholder	99.6	To act as the holding company for legal entities.

Nuveen Investment Management Holdings Limited	United Kingdom	Operating Subsidiary	Nuveen International Holdings 1 Limited	Shareholder	0.4	To act as the holding company for legal entities.

Nuveen Investment Management International Limited	United Kingdom	Operating Subsidiary	Nuveen FCACO Limited	Shareholder	100	To manage real estate funds.

Nuveen Italy S.R.L.	Italy	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate investments.

Nuveen Japan Co., Ltd	Japan	Operating Subsidiary	Nuveen International Holdings LLC	Shareholder	100	To provide investment management and related services.

Nuveen Management AIFM Limited	United Kingdom	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To act as an asset manager.

Nuveen Management Austria GMBH	Austria	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Management Company (Luxembourg) No 1 SÀRL	Luxembourg	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	94.4	To manage real estate funds.

Nuveen Management Finland OY	Finland	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as an employing entity.

Nuveen Mob Development Management Services LLC	DE	Operating Subsidiary	Nuveen Development Management Services LLC	Member	100	To provide development management, construction management, and other services.

Nuveen Natural Capital Chile SpA	Chile	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To facilitate management operations.

Nuveen Natural Capital LATAM Gestao De Ativos Ltda	Brazil	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To manage fund entities.

Nuveen Natural Capital Limited	United Kingdom	Operating Subsidiary	Westchester Group Investment Management, Inc.	Shareholder	100	To manage fund entities.

Nuveen Natural Capital Sp. Z.o.o.	Poland	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage fund entities.

Nuveen Natural Capital S.r.l.	Romania	Operating Subsidiary	Nuveen Natural Capital Limited	Shareholder	100	To manage fund entities.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	99.99	To hold investments.

Nuveen Opportunistic Strategies LLC	DE	Operating Subsidiary	Teachers Advisors, LLC	Member	0.01	To hold investments.

Nuveen Property Management (Jersey) Limited	Jersey	Operating Subsidiary	Nuveen Europe Holdings Limited	Shareholder	100	To manage real estate funds.

Nuveen Real Estate Global Cities Advisors, LLC	DE	Operating Subsidiary	Nuveen Real Estate Global LLC	Member	100	To manage and advise legal entities.

Nuveen Services, LLC	DE	Operating Subsidiary	Nuveen, LLC	Member	100	To act as an employing entity.

Nuveen Singapore Private Limited	Singapore	Operating Subsidiary	Nuveen Group Holdings Limited	Shareholder	100	To act as a real estate investment advisor.

Pace Financial Servicing, LLC	DE	Operating Subsidiary	Nuveen CP LLC	Member	100	To service activities related to CPACE loans.

Paths Building Services LLC	DE	Operating Subsidiary	Paths Management Services LLC	Member	100	To act as an employing entity.

Paths Construction LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as construction management operating company.

Paths Development LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as a development operating company.

Paths Management Services LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To manage and operate real property.

Paths RMS LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as maintenance operating company.

Permian Investor Asset Manager LLC	DE	Operating Subsidiary	Nuveen Permian Investor Asset Manager Member LLC	Member	50	To hold real estate.

Plata Wine Partners, LLC	CA	Operating Subsidiary	The Plata Wine Partners Trust	Member	87	To hold and manage investments.

Private Debt carried Interest General Partner II S.à r.l	Luxembourg	Operating Subsidiary	Arcmont Asset Management Holdco Limited	Shareholder	100	To provide financial services.

Reliant Safety LLC	DE	Operating Subsidiary	Omni Holding Company LLC	Member	100	To serve as safety operating company.

Santa Barbara Asset Management, LLC	DE	Operating Subsidiary	Nuveen Investments, Inc.	Member	100	To provide investment management services.

Seven30 Insurance (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as the issuer of corporate self insurance.

Seven30 Re (Bermuda) Co. Limited	Bermuda	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To serve as reinsurance company.

Symphony Alternative Asset Management LLC	DE	Operating Subsidiary	Nuveen Asset Management, LLC	Sole Member	100	To act as an asset manager of CLO products.

Teachers Advisors, LLC	DE	Operating Subsidiary	Nuveen Consolidated, LLC	Managing Member	100	To act as a registered investment advisor to provide investment management services.

TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Holding LLC	Shareholder	1	To provide certain information technology related and other support services.

TIAA Global Capabilities Private Limited	India	Operating Subsidiary	TIAA Global Capabilities Singapore Holding Company Pte. Ltd.	Shareholder	99	To provide certain information technology and other support services.

TIAA Kaspick, LLC	DE	Operating Subsidiary	TIAA-CREF Redwood, LLC	Member	100	To act as a registered investment adviser and provide investment advice and gift administration services to charitable organizations and other non-profit institutions.

TIAA Trust, National Association	NC	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	99.995	To act as asset manager and support business lines.

TIAA-CREF Individual & Institutional Services, LLC	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Member	100	To act as a registered broker-dealer and investment advisor and to provide distribution and related services.

TIAA-CREF Insurance Agency, LLC	DE	Operating Subsidiary	TIAA RFS, LLC	Managing Member	100	To offer insurance services and products.

TIAA-CREF Investment Management, LLC	DE	Operating Subsidiary	TIAA-CREF Asset Management LLC	Member	100	To act as a registered investment advisor and provide investment management services.

TIAA-CREF Tuition Financing, Inc.	DE	Operating Subsidiary	Teachers Insurance and Annuity Association of America	Shareholder	100	To administer and provide program management services on behalf of state entities to qualified tuition programs.

Westchester Group Farm Management, LLC	IL	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To hold and manage investments.

Westchester Group Investment Management, LLC	DE	Operating Subsidiary	Nuveen Natural Capital, LLC	Member	100	To hold and manage investments.

Westchester Group Real Estate, LLC	IL	Operating Subsidiary	Westchester Group Investment Management, LLC	Member	100	To provide brokerage services related to agricultural investments.

Westchester NGFF Investment, LLC	DE	Operating Subsidiary	Westchester Group Investment Management, LLC	Shareholder	100	To hold and manage investments.

Winslow Capital Management, LLC	DE	Operating Subsidiary	Nuveen WCM Holdings, LLC	Member	100	To act as a registered investment adviser.

*

Note: TIAA has control of the subsidiaries included in this filing (each, a “Subsidiary”) through: (i) direct or indirect ownership of a majority of the voting securities of the Subsidiary; (ii) TIAA, or a subsidiary of TIAA, acting as asset manager or manager of the Subsidiary (or in a similar role); or (iii) corporate governance provisions present in the Subsidiary’s constituent documents.

Item 30.	Indemnification

Trustees, officers, and employees of TIAA may be indemnified against liabilities and expenses incurred in such capacity pursuant to Article Six of TIAA’s bylaws (see Exhibit 6(B)). Article Six provides that, to the extent permitted by law, TIAA will indemnify any person made or threatened to be made a party to any action, suit or proceeding by reason of the fact that such person is or was a trustee, officer, or employee of TIAA or, while a trustee, officer, or employee of TIAA, served any other organization in any capacity at TIAA’s request. To the extent permitted by law, such indemnification could include judgments, fines, amounts paid in settlement, and expenses, including attorney’s fees. TIAA has in effect an insurance policy that may indemnify its trustees, officers, and employees for liabilities arising from certain forms of conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to officers and directors of the Depositor, pursuant to the foregoing provision or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director or officer in connection with the successful defense of any action, suit or proceeding) is asserted by a director or officer in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Item 31.	Principal Underwriters

(a) TIAA-CREF Individual & Institutional Services, LLC acts as principal underwriter for Registrant, College Retirement Equities Fund, TIAA Real Estate Account, TIAA Separate Account VA-1. TIAA Separate Account VA-5, TIAA Separate Account VLI-1 and TIAA Separate Account VLI-2

(b) Management

Name and Principal Business Address*	Positions and Offices with Underwriter
Ross Abott	Manager, Chief Operating Officer
Raymond Bellucci	Manager, Senior Managing Director
Julian D’Ambrosi	Manager, Chairman, Chief Executive Officer, President
James Deats	Manager
Derek Heaslip	Manager
Benjamin H. Lewis	Manager
Niladri Mukherjee	Manager
Shankar Saravanan	Manager
Christopher Stickrod	Manager
Christopher A. Baraks	Vice President
Helen Barnhill	Director, Chief Legal Officer, Assistant Secretary
Christopher Beam	Assistant Treasurer
Troy Burk	Chief Anti-Money Laundering & Sanctions Officer
Christopher J. Heald	Treasurer
Lisa Humphries	Chief Conflict of Interest Officer
Jennifer Mangano	Chief Financial Officer
Jessica Martin	Chief Risk Officer
Eloho Ovhori	Director
Scott Weinstein	Senior Managing Director, Chief Compliance Officer
Jeanne Zelnick	Secretary

*	The address of each Manager and Officer is c/o TIAA-CREF Institutional and Individual Services, LLC, 730 Third Avenue, New York, NY 10017-3206

(c) Not Applicable.

Item 32.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained at the Registrant’s home office, 730 Third Avenue, New York, New York 10017, and at other offices of the Registrant located at 8500 Andrew Carnegie Boulevard, Charlotte, North Carolina 28262. In addition, certain duplicated records are maintained at Iron Mountain (Pierce Leahy) Archives, 22 Kimberly Road, East Brunswick, New Jersey 08816, File Vault, 839 Exchange Street, Charlotte, North Carolina 28208, JP Morgan Chase Bank, N.A., 4 Chase Metrotech Center Brooklyn, New York 11245, and State Street Bank and Trust Company, located at 801 Pennsylvania Avenue, Kansas City, Missouri 64105.

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation and Undertakings

Teachers Insurance and Annuity Association of America. (“TIAA”) hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by TIAA.

TIAA represents that the No-Action Letters issued by the Staff of the Division of Investment Management on November 28, 1988 to the American Council of Life Insurance and August 30, 2012 to ING Life Insurance Company are being relied upon, and that the terms of those No-Action positions have been complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on April 28, 2026.

TIAA SEPARATE ACCOUNT VA-3
(Registrant)

By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets, Teachers Insurance and Annuity Association of America

TEACHERS INSURANCE AND ANNUITY ASSOCIATION OF AMERICA
(Depositor)

By:	/s/ Colbert Narcisse
Name:	Colbert Narcisse
Title:	Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons on April 28, 2026 in the capacities indicated.

Signature	Title

/s/ Colbert Narcisse Colbert Narcisse	Senior Executive Vice President, Chief Product Officer, Head of Insurance Solutions & New Markets

/s/ Christopher Baraks Christopher Baraks	Senior Vice President, Chief Accounting Officer and Corporate Controller, TIAA (Principal Financial Officer and Principal Accounting Officer)

SIGNATURE OF TRUSTEE	SIGNATURE OF TRUSTEE

* Priya Abani	* Lisa W. Hess

* Samuel R. Bright	* Edward M. Hundert

* Jason E. Brown	* Gina L. Loften

* Jeffrey R. Brown	* Ramona E. Romero

* Ángel Cabrera	* Kim M. Sharan

* James R. Chambers	* La June Montgomery Tabron

* Thasunda Brown Duckett

* Michael R.Fanning

/s/ Deirdre Hykal Deirdre Hykal Attorney-in-fact

*	Signed by Deirdre Hykal as attorney-in-fact pursuant to powers of attorney effective as of December 10, 2025.

Exhibit Index

(k)	Legal Opinion.

Opinion and consent of Deirdre Hykal, Esquire

(l)	Other Opinions.

(A) Consent of Carlton Fields, P.A.

(B) Consents of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(p)	Powers of Attorney.

(E) Power of Attorney

(q)	XBRL

101.INS XBRL Instance Document - Instance Document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document

101.SCH XBRL Taxonomy Extension Schema Document

101.CAL XBRL Taxonomy Extension Calculation Linkbase

101.DEF XBRL Taxonomy Extension Definition Linkbase

101.LAB XBRL Taxonomy Extension Labels Linkbase

101.PRE XBRL Taxonomy Extension Presentation Linkbase